UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Cherika N. Latham, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

September 30, 2013

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Flexible Income Fund		GFLZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Real Assets Fund		GRAZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX
Global Natural Resources Equity Fund		GNRZX

GuideStone® Funds

23307 11/13

Well Done…good and faithful servant. MATTHEW 25:21

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
CDX	—	Indices representing North American Investment Grade (NA.IG), High Yield (NA.HY) and Emerging Markets (NA.EM) single name credit default swaps.
CMBX	—	Indices made up of 25 tranches of commercial mortgage-backed securities, each with different credit ratings.
CONV	—	Convertible
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
iTraxx	—	Rule based Credit Derivative Swap indices comprised of the most liquid names in each of their respective market, Europe, Asia, Australia and Japan.
KLIBOR	—	Kuala Lumpur Interbank Offer Rate
KRW-CD- KDSA	—	Korean Won-Certificates of Deposit-Korean Securities Dealers Association
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LOC	—	Letter of Credit
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
SPDR	—	Standard & Poor’s Depositary Receipt
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced
VVPR	—	Voter Verified Paper Record
WIBOR	—	Warsaw Interbank Offered Rate
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2013, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Money Market	$46,796,918	3.52%
Low-Duration Bond	150,476,574	18.18
Medium-Duration Bond	81,521,153	10.12
Extended-Duration Bond	20,389,298	7.43
Global Bond	57,432,392	16.53
Defensive Market Strategies	18,695,778	4.14
Small Cap Equity	4,185,958	0.80
International Equity	242,607	0.02

INVESTMENT FOOTNOTES:

@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of September 30, 2013.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
+	—	Security is valued at fair value. As of September 30, 2013, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$3,903,849	0.47%
Medium-Duration Bond	60,538	0.01
Global Bond	255,391	0.07
Defensive Market Strategies	2,568,685	0.57
Equity Index	—	—
Small Cap Equity	751	—
International Equity	244,166	0.02

2

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRL).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Peso (DOP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).

COUNTERPARTY ABBREVIATIONS:

ADV	—	Counterparty to contract is Advantage Investments.
AD	—	Counterparty to contract is Advest.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NT	—	Counterparty to contract is Northern Trust Corporation.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,534,143	$1,534,143
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,935,322	25,875,255
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	672,898	9,561,878
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	969,362	10,061,974
GuideStone Global Bond Fund (GS4 Class)¥	239,822	2,417,401
GuideStone Flexible Income Fund (GS4 Class)¥	414,598	4,129,392
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	832,320	9,838,017
GuideStone Real Estate Securities Fund (GS4 Class)¥	78,089	832,426
GuideStone Value Equity Fund (GS4 Class)¥	230,411	4,511,446
GuideStone Growth Equity Fund (GS4 Class)¥	190,474	4,657,084
GuideStone Small Cap Equity Fund (GS4 Class)¥	54,459	1,100,618
GuideStone International Equity Fund (GS4 Class)¥	485,116	6,971,110
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	158,326	1,657,674
Credit Suisse Commodity Return Strategy Fund	228,064	1,664,866

Total Mutual Funds (Cost $79,939,186)		84,813,284

TOTAL INVESTMENTS — 99.9% (Cost $79,939,186)		84,813,284
Other Assets in Excess of Liabilities — 0.1%		43,829

NET ASSETS — 100.0%		$84,857,113

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	46.3
U.S. Equity Select Funds	23.7
Real Return Select Funds	19.7
Non-U.S. Equity Select Fund	8.2
Credit Suisse Commodity Return Strategy	2.0
Futures Contracts	0.7

100.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$84,813,284	$84,813,284	$—	$—

Total Assets — Investments in Securities	$84,813,284	$84,813,284	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(3,305)	$(3,305)	$—	$—

Total Liabilities — Other Financial Instruments	$(3,305)	$(3,305)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

4	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	7,540,662	$7,540,662
GuideStone Low-Duration Bond Fund (GS4 Class)¥	3,464,453	46,319,738
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	3,415,075	48,528,221
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	410,163	6,927,656
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,664,235	38,034,758
GuideStone Global Bond Fund (GS4 Class)¥	1,879,622	18,946,590
GuideStone Flexible Income Fund (GS4 Class)¥	1,549,510	15,433,124
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,290,803	74,357,292
GuideStone Real Estate Securities Fund (GS4 Class)¥	791,785	8,440,424
GuideStone Value Equity Fund (GS4 Class)¥	1,704,492	33,373,945
GuideStone Growth Equity Fund (GS4 Class)¥	1,427,663	34,906,368
GuideStone Small Cap Equity Fund (GS4 Class)¥	449,043	9,075,149
GuideStone International Equity Fund (GS4 Class)¥	3,621,604	52,042,456
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	950,842	9,955,321
Credit Suisse Commodity Return Strategy Fund	1,299,748	9,488,157

Total Mutual Funds (Cost $363,735,024)		413,369,861

TOTAL INVESTMENTS — 100.0% (Cost $363,735,024)		413,369,861
Other Assets in Excess of Liabilities — 0.0%		118,549

NET ASSETS — 100.0%	$413,488,411

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	36.7
Fixed Income Select Funds	31.0
Real Return Select Funds	17.4
Non-U.S. Equity Select Fund	12.6
Credit Suisse Commodity Return Strategy	2.3
Futures Contracts	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$413,369,861	$413,369,861	$—	$—

Total Assets — Investments in Securities	$413,369,861	$413,369,861	$—	$—

Other Financial Instruments***
Futures Contracts	$33,433	$33,433	$—	$—

Total Assets — Other Financial Instruments	$33,433	$33,433	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	8,552,019	$8,552,019
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,834,581	24,528,343
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	3,291,139	46,767,090
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	689,953	11,653,306
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	1,254,627	13,023,026
GuideStone Global Bond Fund (GS4 Class)¥	3,352,614	33,794,345
GuideStone Flexible Income Fund (GS4 Class)¥	485,941	4,839,971
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	6,796,520	80,334,864
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,361,798	14,516,770
GuideStone Value Equity Fund (GS4 Class)¥	2,928,574	57,341,478
GuideStone Growth Equity Fund (GS4 Class)¥	2,445,253	59,786,439
GuideStone Small Cap Equity Fund (GS4 Class)¥	855,184	17,283,270
GuideStone International Equity Fund (GS4 Class)¥	6,313,095	90,719,171
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,331,446	13,940,239
Credit Suisse Commodity Return Strategy Fund	1,914,683	13,977,183

Total Mutual Funds (Cost $428,318,467)		491,057,514

TOTAL INVESTMENTS — 100.0% (Cost $428,318,467)		491,057,514
Other Assets in Excess of Liabilities — 0.0%		233,783

NET ASSETS — 100.0%		$491,291,297

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	43.8
Fixed Income Select Funds	25.5
Non-U.S. Equity Select Fund	18.5
Real Return Select Funds	9.4
Credit Suisse Commodity Return Strategy	2.8
Futures Contracts	1.6

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$491,057,514	$491,057,514	$—	$—

Total Assets — Investments in Securities	$491,057,514	$491,057,514	$—	$—

Other Financial Instruments***
Futures Contracts	$43,356	$43,356	$—	$—

Total Assets — Other Financial Instruments	$43,356	$43,356	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	5,849,324	$5,849,324
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	525,636	7,469,281
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	432,622	7,306,994
GuideStone Global Bond Fund (GS4 Class)¥	1,951,260	19,668,706
GuideStone Real Estate Securities Fund (GS4 Class)¥	791,542	8,437,841
GuideStone Value Equity Fund (GS4 Class)¥	2,532,971	49,595,567
GuideStone Growth Equity Fund (GS4 Class)¥	2,047,611	50,064,090
GuideStone Small Cap Equity Fund (GS4 Class)¥	837,968	16,935,324
GuideStone International Equity Fund (GS4 Class)¥	5,416,410	77,833,810
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	808,993	8,470,160
Credit Suisse Commodity Return Strategy Fund	1,130,155	8,250,133

Total Mutual Funds (Cost $219,155,365)		259,881,230

TOTAL INVESTMENTS — 99.9% (Cost $219,155,365)		259,881,230
Other Assets in Excess of Liabilities — 0.1%		191,262

NET ASSETS — 100.0%		$260,072,492

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	44.8
Non-U.S. Equity Select Fund	29.9
Fixed Income Select Funds	15.5
Real Return Select Funds	6.5
Credit Suisse Commodity Return Strategy	3.2
Futures Contracts	2.2

102.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$259,881,230	$259,881,230	$—	$—

Total Assets — Investments in Securities	$259,881,230	$259,881,230	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(7,613)	$(7,613)	$—	$—

Total Liabilities — Other Financial Instruments	$(7,613)	$(7,613)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	7

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (GS4 Class)¥	4,528,428	$4,528,429
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	110,123	1,859,972
GuideStone Global Bond Fund (GS4 Class)¥	970,397	9,781,606
GuideStone Real Estate Securities Fund (GS4 Class)¥	566,401	6,037,838
GuideStone Value Equity Fund (GS4 Class)¥	1,973,028	38,631,887
GuideStone Growth Equity Fund (GS4 Class)¥	1,588,507	38,839,000
GuideStone Small Cap Equity Fund (GS4 Class)¥	718,506	14,521,006
GuideStone International Equity Fund (GS4 Class)¥	4,275,257	61,435,437
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	582,167	6,095,284
Credit Suisse Commodity Return Strategy Fund	831,855	6,072,542

Total Mutual Funds (Cost $154,015,084)	187,803,001

TOTAL INVESTMENTS — 100.4% (Cost $154,015,084)		187,803,001
Liabilities in Excess of Other Assets — (0.4)%		(797,364)

NET ASSETS — 100.0%		$187,005,637

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	49.2
Non-U.S. Equity Select Fund	32.9
Fixed Income Select Funds	8.6
Real Return Select Funds	6.5
Credit Suisse Commodity Return Strategy	3.2
Futures Contracts	1.9

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$187,803,001	$187,803,001	$—	$—

Total Assets — Investments in Securities	$187,803,001	$187,803,001	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(9,403)	$(9,403)	$—	$—

Total Liabilities — Other Financial Instruments	$(9,403)	$(9,403)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 101.3%
GuideStone Money Market Fund (GS4 Class)¥	435,708	$435,708
GuideStone Global Bond Fund (GS4 Class)¥	64,344	648,587
GuideStone Real Estate Securities Fund (GS4 Class)¥	40,197	428,501
GuideStone Value Equity Fund (GS4 Class)¥	141,305	2,766,761
GuideStone Growth Equity Fund (GS4 Class)¥	113,293	2,770,003
GuideStone Small Cap Equity Fund (GS4 Class)¥	51,935	1,049,606
GuideStone International Equity Fund (GS4 Class)¥	304,484	4,375,434
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	41,125	430,575
Credit Suisse Commodity Return Strategy Fund	58,798	429,227

Total Mutual Funds (Cost $11,957,379)		13,334,402

TOTAL INVESTMENTS — 101.3% (Cost $11,957,379)		13,334,402
Liabilities in Excess of Other Assets — (1.3)%		(167,414)

NET ASSETS — 100.0%		$13,166,988

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	50.1
Non-U.S. Equity Select Fund	33.2
Fixed Income Select Funds	8.2
Real Return Select Funds	6.5
Credit Suisse Commodity Return Strategy	3.3
Futures Contracts	1.3

102.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$13,334,402	$13,334,402	$—	$—

Total Assets — Investments in Securities	$13,334,402	$13,334,402	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(245)	$(245)	$—	$—

Total Liabilities — Other Financial Instruments	$(245)	$(245)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (GS4 Class)¥	2,744,769	$2,744,769
GuideStone Low-Duration Bond Fund (GS4 Class)¥	13,583,023	181,605,018
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,653,571	37,924,071
GuideStone Flexible Income Fund (GS4 Class)¥	1,381,919	13,763,914
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	1,981,758	23,424,381
GuideStone Real Estate Securities Fund (GS4 Class)¥	320,055	3,411,790
GuideStone Value Equity Fund (GS4 Class)¥	536,437	10,503,444
GuideStone Growth Equity Fund (GS4 Class)¥	430,093	10,515,768
GuideStone Small Cap Equity Fund (GS4 Class)¥	116,035	2,345,071
GuideStone International Equity Fund (GS4 Class)¥	1,080,432	15,525,803
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,306,938	13,683,643

Total Mutual Funds (Cost $294,517,876)		315,447,672

TOTAL INVESTMENTS — 99.7% (Cost $294,517,876)		315,447,672
Other Assets in Excess of Liabilities — 0.3%		1,010,852

NET ASSETS — 100.0%		$316,458,524

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	58.3
Real Return Select Funds	21.7
U.S. Equity Select Funds	14.8
Non-U.S. Equity Select Fund	4.9
Futures Contracts	1.1

100.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$315,447,672	$315,447,672	$—	$—

Total Assets — Investments in Securities	$315,447,672	$315,447,672	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(4,553)	$(4,553)	$—	$—

Total Liabilities — Other Financial Instruments	$(4,553)	$(4,553)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	23,019,623	$23,019,623
GuideStone Low-Duration Bond Fund (GS4 Class)¥	11,348,413	151,728,279
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	14,320,432	203,493,345
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	3,007,130	50,790,421
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	7,063,626	73,320,438
GuideStone Global Bond Fund (GS4 Class)¥	10,109,986	101,908,659
GuideStone Flexible Income Fund (GS4 Class)¥	3,783,880	37,687,443
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	8,564,266	101,229,628
GuideStone Real Estate Securities Fund (GS4 Class)¥	3,207,015	34,186,777
GuideStone Value Equity Fund (GS4 Class)¥	5,530,699	108,291,086
GuideStone Growth Equity Fund (GS4 Class)¥	4,539,533	110,991,576
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,217,467	24,605,001
GuideStone International Equity Fund (GS4 Class)¥	11,280,741	162,104,252
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	7,484,264	78,360,239

Total Mutual Funds (Cost $1,120,052,864)		1,261,716,767

TOTAL INVESTMENTS — 100.0% (Cost $1,120,052,864)		1,261,716,767
Other Assets in Excess of Liabilities — 0.0%		449,156

NET ASSETS — 100.0%		$1,262,165,923

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	42.2
U.S. Equity Select Funds	27.3
Real Return Select Funds	17.7
Non-U.S. Equity Select Fund	12.8
Futures Contracts	1.7

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,261,716,767	$1,261,716,767	$—	$—

Total Assets — Investments in Securities	$1,261,716,767	$1,261,716,767	$—	$—

Other Financial Instruments***
Futures Contracts	$166,351	$166,351	$—	$—

Total Assets — Other Financial Instruments	$166,351	$166,351	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	17,525,603	$17,525,603
GuideStone Low-Duration Bond Fund (GS4 Class)¥	5,034,001	67,304,597
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	6,399,716	90,939,959
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,323,955	22,361,600
GuideStone Global Bond Fund (GS4 Class)¥	4,479,195	45,150,290
GuideStone Real Estate Securities Fund (GS4 Class)¥	2,962,502	31,580,267
GuideStone Value Equity Fund (GS4 Class)¥	7,923,961	155,151,155
GuideStone Growth Equity Fund (GS4 Class)¥	6,667,297	163,015,417
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,780,210	35,978,038
GuideStone International Equity Fund (GS4 Class)¥	16,467,499	236,637,957
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	5,592,061	58,548,874

Total Mutual Funds (Cost $801,249,733)		924,193,757

TOTAL INVESTMENTS — 99.9% (Cost $801,249,733)		924,193,757
Other Assets in Excess of Liabilities — 0.1%		552,783

NET ASSETS — 100.0%		$924,746,540

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	38.3
Fixed Income Select Funds	26.3
Non-U.S. Equity Select Fund	25.6
Real Return Select Funds	9.7
Futures Contracts	1.8

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$924,193,757	$924,193,757	$—	$—

Total Assets — Investments in Securities	$924,193,757	$924,193,757	$—	$—

Other Financial Instruments***
Futures Contracts	$81,117	$81,117	$—	$—

Total Assets — Other Financial Instruments	$81,117	$81,117	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	14,208,101	$14,208,101
GuideStone Value Equity Fund (GS4 Class)¥	10,798,079	211,426,394
GuideStone Growth Equity Fund (GS4 Class)¥	9,060,669	221,533,367
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,420,177	48,911,786
GuideStone International Equity Fund (GS4 Class)¥	22,589,584	324,612,319

Total Mutual Funds (Cost $677,651,516)		820,691,967

TOTAL INVESTMENTS — 99.9% (Cost $677,651,516)		820,691,967
Other Assets in Excess of Liabilities — 0.1%		550,590

NET ASSETS — 100.0%		$821,242,557

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	58.7
Non-U.S. Equity Select Fund	39.5
Fixed Income Select Fund	1.7
Futures Contracts	1.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$820,691,967	$820,691,967	$—	$—

Total Assets — Investments in Securities	$820,691,967	$820,691,967	$—	$—

Other Financial Instruments***
Futures Contracts	$43,350	$43,350	$—	$—

Total Assets — Other Financial Instruments	$43,350	$43,350	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,161,029	$1,161,029
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,563,719	47,736,707
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	960,117	9,966,014
GuideStone Flexible Income Fund (GS4 Class)¥	362,923	3,614,710
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	519,797	6,154,395
GuideStone Real Estate Securities Fund (GS4 Class)¥	83,773	893,018
GuideStone Value Equity Fund (GS2 Class)¥	288,748	2,760,429
GuideStone Growth Equity Fund (GS2 Class)¥	189,426	2,761,824
GuideStone Small Cap Equity Fund (GS2 Class)¥	47,372	617,736
GuideStone International Equity Fund (GS2 Class)¥	371,867	4,075,663
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	343,788	3,599,461

Total Mutual Funds (Cost $81,788,466)		83,340,986

TOTAL INVESTMENTS — 100.0% (Cost $81,788,466)		83,340,986
Other Assets in Excess of Liabilities — 0.0%		40,950

NET ASSETS — 100.0%		$83,381,936

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	58.7
Real Return Select Funds	21.7
U.S. Equity Select Funds	14.7
Non-U.S. Equity Select Fund	4.9
Futures Contracts	0.2

100.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$83,340,986	$83,340,986	$—	$—

Total Assets — Investments in Securities	$83,340,986	$83,340,986	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(400)	$(400)	$—	$—

Total Liabilities — Other Financial Instruments	$(400)	$(400)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	6,346,140	$6,346,140
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,328,734	45,720,534
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	8,777,578	61,443,048
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	2,817,771	15,356,852
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	2,124,868	22,056,126
GuideStone Global Bond Fund (GS4 Class)¥	3,041,698	30,660,313
GuideStone Flexible Income Fund (GS4 Class)¥	1,138,072	11,335,201
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	2,574,357	30,480,387
GuideStone Real Estate Securities Fund (GS4 Class)¥	964,842	10,285,220
GuideStone Value Equity Fund (GS2 Class)¥	3,406,353	32,564,737
GuideStone Growth Equity Fund (GS2 Class)¥	2,291,892	33,415,789
GuideStone Small Cap Equity Fund (GS2 Class)¥	567,664	7,402,336
GuideStone International Equity Fund (GS2 Class)¥	4,447,874	48,748,696
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	2,251,588	23,574,127

Total Mutual Funds (Cost $345,171,151)		379,389,506

TOTAL INVESTMENTS — 100.0% (Cost $345,171,151)		379,389,506
Other Assets in Excess of Liabilities — 0.0%		131,642

NET ASSETS — 100.0%		$379,521,148

PORTFOLIO SUMMARY (based on net assets)

%
Fixed Income Select Funds	42.1
U.S. Equity Select Funds	27.4
Real Return Select Funds	17.7
Non-U.S. Equity Select Fund	12.8
Futures Contracts	1.5

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$379,389,506	$379,389,506	$—	$—

Total Assets — Investments in Securities	$379,389,506	$379,389,506	$—	$—

Other Financial Instruments***
Futures Contracts	$61,010	$61,010	$—	$—

Total Assets — Other Financial Instruments	$61,010	$61,010	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	5,251,318	$5,251,318
GuideStone Low-Duration Bond Fund (GS2 Class)¥	2,209,871	18,960,689
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	3,660,847	25,625,927
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,153,674	6,287,526
GuideStone Global Bond Fund (GS4 Class)¥	1,261,025	12,711,136
GuideStone Real Estate Securities Fund (GS4 Class)¥	834,038	8,890,845
GuideStone Value Equity Fund (GS2 Class)¥	4,568,635	43,676,154
GuideStone Growth Equity Fund (GS2 Class)¥	3,149,835	45,924,598
GuideStone Small Cap Equity Fund (GS2 Class)¥	776,921	10,131,050
GuideStone International Equity Fund (GS2 Class)¥	6,076,076	66,593,795
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	1,574,764	16,487,780

Total Mutual Funds (Cost $231,607,834)		260,540,818

TOTAL INVESTMENTS — 99.9% (Cost $231,607,834)		260,540,818
Other Assets in Excess of Liabilities — 0.1%		142,531

NET ASSETS — 100.0%		$260,683,349

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	38.3
Fixed Income Select Funds	26.4
Non-U.S. Equity Select Fund	25.5
Real Return Select Funds	9.7
Futures Contracts	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$260,540,818	$260,540,818	$—	$—

Total Assets — Investments in Securities	$260,540,818	$260,540,818	$—	$—

Other Financial Instruments***
Futures Contracts	$33,334	$33,334	$—	$—

Total Assets — Other Financial Instruments	$33,334	$33,334	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

16	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	2,784,557	$2,784,557
GuideStone Value Equity Fund (GS2 Class)¥	4,707,243	45,001,242
GuideStone Growth Equity Fund (GS2 Class)¥	3,238,177	47,212,622
GuideStone Small Cap Equity Fund (GS2 Class)¥	799,169	10,421,161
GuideStone International Equity Fund (GS2 Class)¥	6,307,031	69,125,063

Total Mutual Funds (Cost $155,167,990)		174,544,645

TOTAL INVESTMENTS — 99.9% (Cost $155,167,990)		174,544,645
Other Assets in Excess of Liabilities — 0.1%		114,339

NET ASSETS — 100.0%		$174,658,984

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Equity Select Funds	58.7
Non-U.S. Equity Select Fund	39.6
Fixed Income Select Fund	1.6
Futures Contracts	1.6

101.5

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$174,544,645	$174,544,645	$—	$—

Total Assets — Investments in Securities	$174,544,645	$174,544,645	$—	$—

Other Financial Instruments***
Futures Contracts	$5,085	$5,085	$—	$—

Total Assets — Other Financial Instruments	$5,085	$5,085	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	17

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corporation
0.13%, 02/03/14	$10,550,000	$10,545,238
0.13%, 02/04/14†	9,000,000	8,996,063

Total Agency Obligations (Cost $19,541,301)	19,541,301

CERTIFICATES OF DEPOSIT — 30.9%
Bank of Montreal CHI
0.33%, 01/10/14†	6,000,000	6,000,000
0.25%, 09/05/14†	15,000,000	15,000,000
Bank of Nova Scotia Houston
0.69%, 10/18/13†	7,350,000	7,351,505
0.32%, 01/02/14†	11,500,000	11,500,000
0.42%, 10/06/14†	7,000,000	7,009,154
BNP Paribas NY
0.34%, 02/03/14†	5,000,000	5,000,000
Canadian Imperial Bank of Commerce NY
0.27%, 02/04/14†	10,000,000	10,000,000
0.30%, 03/03/14†	10,000,000	10,000,000
0.25%, 06/13/14†	3,750,000	3,750,000
0.26%, 08/08/14†	13,000,000	13,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA NY
0.29%, 09/16/14†	20,500,000	20,500,000
Credit Suisse NY
0.23%, 10/10/13†	10,000,000	10,000,000
0.29%, 10/10/13	12,000,000	12,000,000
0.26%, 03/18/14	6,000,000	6,000,000
Deutsche Bank AG NY
0.28%, 02/26/14†	8,000,000	8,000,000
HSBC Bank PLC
0.30%, 01/15/14	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corporation NY
0.24%, 03/12/14†	15,000,000	15,000,000
Mitsubishi UFJ Trust and Bank
0.28%, 02/20/14	9,000,000	9,000,000
National Australia Bank, Ltd. NY
0.26%, 08/14/14†	15,000,000	15,000,000
National Australia Bank, Ltd. NY
1.70%, 12/10/13 144A	3,985,000	3,995,166
Natixis NY
0.30%, 12/04/13†	13,000,000	12,998,788
Nederlandse Waterschapsbank NV
1.38%, 05/16/14	5,000,000	5,035,457
Nordea Bank AB
1.75%, 10/04/13 144A	15,000,000	15,001,752
Nordea Bank Finland PLC
0.25%, 01/30/14	10,000,000	9,999,832
Norinchukin Bank NY
0.11%, 10/02/13	12,500,000	12,500,000
Rabobank Nederland NV NY
0.41%, 01/08/14	5,000,000	5,000,000
0.26%, 04/22/14†	8,000,000	8,000,000
Royal Bank of Canada NY
0.23%, 01/15/14†	9,250,000	9,250,000
Societe Generale NY
0.35%, 12/04/13†	7,000,000	7,000,000
Sumitomo Mitsui Banking Corporation NY
0.23%, 03/10/14†	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank
0.22%, 12/11/13	15,000,000	15,000,000
Svenska Handelsbanken AB
0.27%, 03/14/14 144A†	9,800,000	9,800,000
Toronto Dominion Bank NY
0.27%, 10/21/13†	8,000,000	8,000,000
0.23%, 12/20/13†	14,000,000	14,000,000
Toronto-Dominion Bank NY
0.25%, 07/24/14†	7,000,000	7,000,000
UBS AG
0.29%, 10/18/13	35,000,000	35,001,071
Westpac Banking Corporation
0.27%, 10/08/13 144A	18,000,000	18,000,000
Westpac Banking Corporation NY
0.30%, 07/18/14†Δ	10,750,000	10,750,000

Total Certificates of Deposit (Cost $410,442,725)	410,442,725

COMMERCIAL PAPER — 43.4%
Aspend Funding Corporation
0.11%, 10/01/13	36,658,000	36,658,000
Barton Capital LLC
0.08%, 10/03/13	20,000,000	19,999,911
Bedford Row Funding Corporation
0.30%, 04/03/14	14,000,000	13,978,533
BNP Paribas Finance
0.34%, 03/13/14	13,000,000	12,979,987
Caisse Centrale Desjardins Du
0.26%, 02/19/14	10,000,000	9,990,013
Collateralized CP Co., LLC
0.30%, 01/30/14	12,000,000	11,987,900
0.30%, 03/11/14	10,000,000	9,986,583
Commonwealth Bank of Australia
0.29%, 03/28/14	22,000,000	22,006,748
0.27%, 05/02/14	7,500,000	7,500,000
0.26%, 05/16/14	13,000,000	12,999,565
CPPIB Capital, Inc.
0.24%, 01/03/14	12,000,000	11,992,480
Dnb Bank ASA
0.26%, 01/27/14	15,000,000	14,987,217
0.26%, 02/06/14	15,000,000	14,986,400
Erste Abwicklungsanstalt
0.21%, 03/10/14	15,000,000	14,986,000
Fairway Finance Co., LLC
0.22%, 04/04/14	15,000,000	15,000,000
General Electric Capital Corporation
0.21%, 02/10/14	22,000,000	21,983,060
Gotham Funding
0.14%, 10/23/13	3,052,000	3,051,739
Kells Funding LLC
0.29%, 10/04/13	14,000,000	13,999,662
0.24%, 11/01/13	12,500,000	12,500,000
0.21%, 02/03/14	24,000,000	24,000,083
National Australia Funding Delaware, Inc.
0.29%, 10/07/13	8,645,000	8,644,582
Nederlandse Waterschapsbank
0.30%, 07/28/14	2,000,000	2,000,333

18	See Notes to Schedules of Investments.

	Par	Value
0.31%, 07/30/14	$2,000,000	$2,000,335
Nieuw Amsterdam Receivables Co.
0.22%, 10/11/13	8,000,000	7,999,511
0.22%, 10/25/13	11,704,000	11,702,283
Nieuw Amsterdam Receivables Co.
0.26%, 10/15/13	13,000,000	12,998,686
Nordea Bank AB
0.25%, 01/17/14	15,000,000	14,988,750
Old Line Funding LLC
0.24%, 12/10/13	20,000,000	19,990,667
0.24%, 03/17/14	14,000,000	13,984,413
0.22%, 05/09/14	10,000,000	10,000,000
Regency Markets No. 1 LLC
0.15%, 10/21/13	30,000,000	29,997,500
Svenska Handelsbanken AB
0.25%, 01/21/14	17,000,000	16,986,778
0.25%, 02/07/14	15,000,000	14,986,563
Thunder Bay Funding LLC
0.24%, 01/27/14	10,000,000	9,992,133
0.24%, 03/03/14	15,000,000	14,984,700
0.24%, 03/20/14	10,000,000	9,988,667
0.24%, 03/26/14	15,000,000	15,000,000
Union Bank
0.03%, 10/01/13	25,000,000	25,000,000
Westpac Banking Corporation
0.28%, 04/24/14	30,000,000	30,001,146

Total Commercial Paper (Cost $576,820,928)		576,820,928

MUNICIPAL BONDS — 14.1%
California Housing Finance Agency, Revenue Bond, Series D
0.07%, 10/07/13†	4,900,000	4,900,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.08%, 10/07/13†	9,400,000	9,400,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.07%, 10/07/13†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.08%, 10/07/13†	17,100,000	17,100,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank NA)
0.06%, 10/07/13†	11,160,000	11,160,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.07%, 10/07/13†	7,700,000	7,700,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.05%, 10/07/13†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.08%, 10/07/13†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.07%, 10/07/13†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.07%, 10/07/13†	6,000,000	6,000,000
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.07%, 10/07/13†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank NA)
0.05%, 10/07/13†	7,400,000	7,400,000
New York City Municipal Water Finance Authority, Revenue Bond, Series B-1B
0.06%, 10/07/13†	5,000,000	5,000,000
New York Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A
0.07%, 10/07/13†	10,000,000	10,000,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.07%, 10/07/13†	4,000,000	4,000,000
New York Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A
0.07%, 10/07/13†	2,700,000	2,700,000
New York State Dormitory Authority, City University, Revenue Bond, Series B (LOC-TD Bank NA)
0.07%, 10/07/13†	10,000,000	10,000,000
New York State Housing Finance Agency, 10 Liberty Housing, Revenue Bond, Series A
0.07%, 10/07/13†	18,000,000	18,000,000

See Notes to Schedules of Investments.	19

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank NA)
0.05%, 10/07/13†	$4,700,000	$4,700,000
Sacramento Housing Authority, Multifamily Housing, The Lofts at Natomas Apartments, Revenue Bond, Series F
0.08%, 10/07/13†	10,190,000	10,190,000
State of Texas, Veterans’ Housing Assistance Program, General Obligation, Series A-2
0.12%, 10/07/13†	7,700,000	7,700,000
Wisconsin Housing & Economic Development Authority, Revenue Bond, Series B (LOC-Fannie Mae, Freddie Mac)
0.07%, 10/07/13†	5,300,000	5,300,000

Total Municipal Bonds (Cost $187,144,000)		187,144,000

TIME DEPOSITS — 3.8%
ING Bank NV
0.14%, 10/02/13	15,000,000	15,000,000
Natixis
0.05%, 10/01/13	35,490,000	35,490,000

Total Time Deposits (Cost $50,490,000)		50,490,000

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bills
0.11%, 10/03/13	15,000,000	14,999,912
0.07%, 01/30/14Δ	20,000,000	19,995,530

		34,995,442

U.S. Treasury Notes
0.25%, 04/30/14Δ	28,000,000	28,023,984

Total U.S. Treasury Obligations (Cost $63,019,426)		63,019,426

	Shares
MONEY MARKET FUND — 2.2%
Northern Institutional Liquid Assets Portfolio§ (Cost $28,630,000)	28,630,000	28,630,000

TOTAL INVESTMENTS — 100.6% (Cost $1,336,088,380)		1,336,088,380
Liabilities in Excess of Other Assets — (0.6)%		(8,380,941)

NET ASSETS — 100.0%		$1,327,707,440

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	43.4
Certificates of Deposit	30.9
Municipal Bonds	14.1
U.S. Treasury Obligations	4.7
Time Deposit	3.8
Money Market Fund	2.2
Agency Obligations	1.5

100.6

20	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$19,541,301	$—	$19,541,301	$—
Certificates of Deposit	410,442,725	—	410,442,725	—
Commercial Paper	576,820,928	—	576,820,928	—
Money Market Fund	28,630,000	28,630,000	—	—
Municipal Bonds	187,144,000	—	187,144,000	—
Time Deposits	50,490,000	—	50,490,000	—
U.S. Treasury Obligations	63,019,426	—	63,019,426	—

Total Assets — Investments in Securities	$1,336,088,380	$28,630,000	$1,307,458,380	$—

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Bank
0.01%, 11/27/13Ω†	$700,000	$699,989
0.05%, 12/04/13Ω†	3,000,000	2,999,946
Federal Home Loan Mortgage Corporation
0.01%, 12/02/13Ω†	1,500,000	1,499,974
0.02%, 02/11/14Ω†	3,600,000	3,599,734
Small Business Administration
6.95%, 11/01/16	136,976	143,876

Total Agency Obligations (Cost $8,935,197)		8,943,519

ASSET-BACKED SECURITIES — 9.0%
Aircraft Certificate Owner Trust
6.46%, 09/20/22+ 144A	107,551	106,476
Ally Master Owner Trust
0.63%, 02/15/18†	1,100,000	1,098,158
0.63%, 04/15/18†	1,400,000	1,396,783
AmeriCredit Automobile Receivables Trust
4.04%, 07/10/17	1,226,000	1,279,702
1.31%, 11/08/17	370,000	369,782
0.96%, 04/09/18	1,200,000	1,202,389
1.19%, 05/08/18	785,000	779,543
1.66%, 09/10/18	500,000	500,927
1.79%, 03/08/19	980,000	964,535
2.72%, 09/09/19	400,000	404,549
Apidos CDO
1.42%, 04/15/25 144A†	2,090,000	2,070,626
1.97%, 04/15/25 144A†	250,000	247,557
Asset-Backed Securities Corporation Home Equity Loan Trust
0.45%, 09/25/34†	100,868	100,180
Babson CLO, Ltd.
1.31%, 04/20/25 144A†	2,300,000	2,274,838
Bear Stearns Asset-Backed Securities Trust
1.18%, 10/25/37†	820,982	705,682
0.37%, 01/25/47†	346,012	341,730
BNC Mortgage Loan Trust
0.30%, 11/25/36†	97,935	97,116
0.24%, 03/25/37†	297,244	290,133
Capital Auto Receivables Asset Trust
1.29%, 04/20/18	260,000	256,286
1.74%, 10/22/18	270,000	265,675
Cent CLO 18, Ltd.
1.37%, 07/23/25 144A†	1,400,000	1,385,919
CenterPoint Energy Transition Bond Co., LLC
0.90%, 04/15/18	1,281,213	1,286,358
Chester Asset Receivables Dealings PLC
0.70%, 04/15/16(U)†	730,000	1,181,776
Conseco Financial Corporation
6.04%, 11/01/29	9,656	10,045
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	1,120,000	1,129,346
Crusade ABS Trust
3.57%, 07/12/23(A)†	1,600,000	1,493,017
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	611,070	462,866
Discover Card Execution Note Trust
0.81%, 08/15/17	1,100,000	1,103,612
Dryden XXVIII Senior Loan Fund
1.38%, 08/15/25 144A†	930,000	922,912
1.83%, 08/15/25 144A†	1,175,000	1,146,033
DT Auto Owner Trust
1.85%, 04/17/17 144A	1,620,000	1,622,884
Enterprise Fleet Financing LLC
1.14%, 11/20/17 144A	1,537,324	1,543,397
FHLMC Structured Pass-Through Securities
0.44%, 08/25/31†	653,071	637,438
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	661,000	664,278
Ford Credit Floorplan Master Owner Trust
1.39%, 09/15/16	790,000	792,934
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,507,194
Gracechurch Card Funding PLC
0.88%, 02/15/17 144A†	1,050,000	1,053,643
0.93%, 02/15/17 144A(E)†	800,000	1,088,539
Great America Leasing Receivables
1.83%, 06/17/19 144A	200,000	198,075
HLSS Servicer Advance Receivables Backed Notes
1.29%, 09/15/44 144A	735,000	735,000
1.50%, 01/16/46 144A	700,000	697,620
1.79%, 05/15/46 144A	900,000	881,075
Huntington Auto Trust
0.38%, 09/15/15	1,686,573	1,685,784
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	106,739	106,872
LA Arena Funding LLC
7.66%, 12/15/26 144A	384,304	415,423
Mercedes-Benz Master Owner Trust
0.79%, 11/15/17 144A	1,230,000	1,228,974
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	917,309	918,663
Motor 2012 PLC
1.29%, 02/25/20 144A	252,000	252,173
Nissan Master Owner Trust Receivables
0.48%, 02/15/18†	2,525,000	2,520,476
Oaktree Enhanced Income Funding Ltd.
1.51%, 07/20/23 144A†	900,000	896,036
1.96%, 07/20/23 144A†	1,300,000	1,286,228
OHA Intrepid Leveraged Loan Fund, Ltd.
1.19%, 04/20/21+ 144A†	1,802,536	1,800,373
Red & Black Auto France
0.98%, 12/28/21(E)†	531,262	721,014
Santander Consumer Acquired Receivables Trust
1.66%, 08/15/16 144A	504,867	506,457
2.01%, 08/15/16 144A	383,509	384,717

22	See Notes to Schedules of Investments.

	Par	Value
Santander Drive Auto Receivables Trust
0.80%, 10/17/16 144A	$1,750,000	$1,748,320
2.06%, 06/15/17 144A	107,606	107,680
2.86%, 06/15/17 144A	110,979	111,506
1.94%, 03/15/18	270,000	267,592
2.70%, 08/15/18	300,000	303,198
1.78%, 11/15/18 144A	1,770,000	1,736,060
1.76%, 01/15/19	580,000	570,340
3.12%, 10/15/19 144A	1,025,000	1,026,119
3.78%, 10/15/19 144A	905,000	906,837
SLC Private Student Loan Trust
0.39%, 01/15/19†	160,026	159,899
SLM Private Credit Student Loan Trust
0.45%, 06/15/21†	785,277	771,948
0.65%, 03/15/22†	546,572	532,757
SLM Private Education Loan Trust
1.83%, 12/15/17 144A†	88,843	88,927
1.28%, 12/15/21 144A†	290,529	291,377
1.28%, 08/15/23 144A†	1,153,001	1,157,846
0.93%, 10/16/23 144A†	411,334	410,085
3.43%, 05/16/44 144A†	2,529,245	2,661,613
SLM Student Loan Trust
0.27%, 07/25/17†	441,844	440,581
1.03%, 02/15/22 144A†	1,295,000	1,295,013
0.38%, 10/25/24†	750,000	746,340
0.73%, 06/25/27†	1,191,012	1,191,012
Soundview Home Loan Trust
1.03%, 08/25/31†	10,997	10,972
Structured Asset Securities Corporation Mortgage Loan Trust
1.68%, 04/25/35†	705,680	662,886
Turbo Finance 2 PLC
5.50%, 02/20/19(U)	848,000	1,429,494
Tyron Park CLO, Ltd.
1.39%, 07/15/25 144A†	1,270,000	1,261,088
1.82%, 07/15/25 144A†	1,175,000	1,167,129
Volkswagen Auto Loan Enhanced Trust
0.46%, 01/20/17	3,375,000	3,366,908
Wells Fargo Home Equity Trust
0.27%, 04/25/37†	75,000	74,684
World Omni Master Owner Trust
0.53%, 02/15/18 144A†	750,000	749,102

Total Asset-Backed Securities (Cost $74,548,601)		74,267,131

CORPORATE BONDS — 22.2%
AbbVie, Inc.
1.20%, 11/06/15	1,150,000	1,154,755
1.75%, 11/06/17	1,130,000	1,121,824
American Express Credit Corporation
1.75%, 06/12/15Δ	240,000	244,476
0.77%, 07/29/16†	940,000	943,555
American Express, Co.
0.85%, 05/22/18†	1,240,000	1,239,923
American Honda Finance Corporation
0.64%, 05/26/16 144A†	1,200,000	1,203,509
American International Group, Inc.
3.75%, 11/30/13 144A	400,000	401,918
3.00%, 03/20/15	1,050,000	1,081,066
2.38%, 08/24/15	320,000	327,133
4.88%, 09/15/16	866,000	949,268
AmeriGas Partners LP
6.25%, 08/20/19	500,000	520,000
Apple, Inc.
0.45%, 05/03/16Δ	540,000	536,566
0.52%, 05/03/18†	1,250,000	1,246,349
1.00%, 05/03/18Δ	605,000	583,417
Ashland, Inc.
3.00%, 03/15/16	770,000	783,475
Astoria Financial Corporation
5.00%, 06/19/17	770,000	812,379
AT&T, Inc.
0.88%, 02/13/15	1,040,000	1,042,888
0.65%, 02/12/16†	940,000	938,729
Autodesk, Inc.
1.95%, 12/15/17	350,000	343,400
Aviation Capital Group Corporation
3.88%, 09/27/16 144A	900,000	905,881
4.63%, 01/31/18 144AΔ	850,000	847,875
Bank of America Corporation
1.25%, 01/11/16	919,000	918,608
3.75%, 07/12/16Δ	920,000	975,555
6.50%, 08/01/16	1,582,000	1,794,081
1.32%, 03/22/18†Δ	1,200,000	1,205,034
5.65%, 05/01/18	420,000	474,464
Bank of New York Mellon Corporation
0.83%, 08/01/18†	640,000	641,071
Baxter International, Inc.
0.95%, 06/01/16	230,000	230,610
BB&T Corporation
1.60%, 08/15/17	340,000	337,915
Branch Banking & Trust Co.
2.30%, 10/15/18	2,500,000	2,511,120
Capital One Financial Corporation
2.13%, 07/15/14	600,000	606,769
1.00%, 11/06/15	920,000	915,838
Caterpillar Financial Services Corporation
0.70%, 11/06/15	1,160,000	1,160,008
CC Holdings GS V LLC
2.38%, 12/15/17	300,000	296,047
Citigroup, Inc.
2.25%, 08/07/15	730,000	744,613
4.59%, 12/15/15	400,000	428,060
1.06%, 04/01/16†Δ	1,160,000	1,163,372
3.95%, 06/15/16	3,842,000	4,092,625
1.23%, 07/25/16†	3,200,000	3,230,650
4.45%, 01/10/17	450,000	487,619
2.50%, 09/26/18Δ	1,100,000	1,095,163
CMS Energy Corporation
4.25%, 09/30/15Δ	255,000	268,969
Computer Sciences Corporation
2.50%, 09/15/15	210,000	215,042
ConAgra Foods, Inc.
1.35%, 09/10/15	160,000	161,380
1.30%, 01/25/16	240,000	240,387

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Continental Airlines 2010-1 Class B Pass Through Trust
6.00%, 07/12/20	$547,201	$560,881
Daimler Finance North America LLC
0.89%, 03/28/14 144A†	2,600,000	2,607,121
1.30%, 07/31/15 144A	500,000	502,436
1.25%, 01/11/16 144A	530,000	530,248
0.95%, 08/01/16 144A†@	890,000	892,624
Danaher Corporation
1.30%, 06/23/14	300,000	302,163
Dell, Inc.
5.63%, 04/15/14	1,150,000	1,173,071
Delphi Corporation
5.88%, 05/15/19Δ	500,000	533,125
Delta Air Lines 2010-2 Class B Pass Through Trust
6.75%, 05/23/17	300,000	315,000
Digital Realty Trust LP
4.50%, 07/15/15Δ	425,000	445,517
DIRECTV Holdings LLC
4.75%, 10/01/14	360,000	374,241
3.13%, 02/15/16	320,000	330,992
Discover Bank
2.00%, 02/21/18	1,380,000	1,350,683
Duke Energy Corporation
1.63%, 08/15/17	1,500,000	1,495,539
Duke Realty LP
5.40%, 08/15/14	440,000	456,231
Eaton Corporation
0.95%, 11/02/15 144A	450,000	450,280
Enterprise Products Operating LLC
1.25%, 08/13/15	230,000	231,313
EOG Resources, Inc.
1.02%, 02/03/14†	2,900,000	2,906,261
Equifax, Inc.
4.45%, 12/01/14	140,000	145,494
ERAC USA Finance LLC
2.25%, 01/10/14 144A	330,000	331,418
1.40%, 04/15/16 144A	180,000	179,292
ERP Operating LP
5.13%, 03/15/16	432,000	472,717
5.38%, 08/01/16	568,000	631,062
Express Scripts Holding, Co.
2.10%, 02/12/15	280,000	284,564
FDIC Structured Sale Guaranteed Notes
0.08%, 10/25/13 144AΩ†	2,300,000	2,299,775
Federal Express Corporation 2012 Pass-Through Trust
2.63%, 01/15/18 144A	484,832	489,893
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	331,547
Ford Motor Credit Co., LLC
7.00%, 10/01/13	3,000,000	3,000,000
3.88%, 01/15/15	505,000	522,477
12.00%, 05/15/15	500,000	587,853
5.63%, 09/15/15	748,000	809,925
4.21%, 04/15/16	100,000	106,039
1.52%, 05/09/16†	610,000	618,704
3.98%, 06/15/16	100,000	105,732
8.00%, 12/15/16	1,820,000	2,156,112
3.00%, 06/12/17	560,000	576,100
2.38%, 01/16/18	2,000,000	1,986,270
2.88%, 10/01/18	550,000	550,518
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15Δ	200,000	200,593
2.15%, 03/01/17	210,000	208,871
General Electric Capital Corporation
3.75%, 11/14/14	660,000	684,741
2.15%, 01/09/15	960,000	980,223
1.00%, 12/11/15	2,000,000	2,003,470
0.92%, 07/12/16†	3,830,000	3,846,312
General Motors Co.
3.50%, 10/02/18 144A	953,000	955,382
General Motors Financial Co., Inc.
2.75%, 05/15/16 144AΔ	1,303,000	1,302,186
4.75%, 08/15/17 144A	800,000	832,000
Genzyme Corporation
3.63%, 06/15/15	395,000	414,973
Glencore Funding LLC
1.63%, 01/15/19 144A†	1,200,000	1,130,986
Goldman Sachs Group, Inc.
1.60%, 11/23/15	640,000	644,986
5.35%, 01/15/16	761,000	830,123
3.63%, 02/07/16	1,870,000	1,969,211
5.75%, 10/01/16Δ	135,000	150,692
6.25%, 09/01/17Δ	2,003,000	2,287,214
1.47%, 04/30/18†	1,250,000	1,254,175
Harley-Davidson Financial Services, Inc.
1.15%, 09/15/15 144A	340,000	340,657
Hartford Financial Services Group, Inc.
4.00%, 03/30/15	320,000	333,500
HCA, Inc.
7.88%, 02/15/20	687,000	742,389
7.25%, 09/15/20	360,000	392,400
HCP, Inc.
2.70%, 02/01/14	210,000	211,330
Health Care REIT, Inc.
3.63%, 03/15/16	400,000	419,788
Hewlett-Packard Co.
2.63%, 12/09/14	590,000	601,600
2.35%, 03/15/15Δ	800,000	813,767
2.20%, 12/01/15	625,000	635,875
HSBC USA, Inc.
2.38%, 02/13/15	400,000	409,116
1.13%, 09/24/18†	800,000	802,908
2.63%, 09/24/18	665,000	674,644
Hyundai Capital America
1.63%, 10/02/15 144A	500,000	501,045
3.75%, 04/06/16 144A	190,000	199,548
ING US, Inc.
2.90%, 02/15/18	2,000,000	2,010,208
Ingredion, Inc.
3.20%, 11/01/15	200,000	207,975
International Lease Finance Corporation
4.88%, 04/01/15	550,000	570,904
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	335,562
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	569,208

24	See Notes to Schedules of Investments.

	Par	Value
JPMorgan Chase & Co.
3.70%, 01/20/15	$1,000,000	$1,036,025
0.88%, 02/26/16†	1,100,000	1,102,546
3.45%, 03/01/16	1,249,000	1,315,923
3.15%, 07/05/16	1,252,000	1,314,520
6.00%, 01/15/18	1,000,000	1,149,421
1.17%, 01/25/18†	610,000	614,521
Kellogg Co.
1.13%, 05/15/15	760,000	766,414
KeyCorp
3.75%, 08/13/15	360,000	378,414
Kraft Foods Group, Inc.
1.63%, 06/04/15	350,000	355,600
Kroger Co.
2.20%, 01/15/17	500,000	509,318
Lehman Escrow Bonds
0.00%, 12/28/17+Ω†#	2,600,000	—
0.00%, 12/31/99Ω†#	600,000	157,500
Lexmark International, Inc.
5.13%, 03/15/20Δ	310,000	319,995
Life Technologies Corporation
3.50%, 01/15/16	800,000	831,940
Lincoln National Corporation
4.30%, 06/15/15	1,210,000	1,276,079
Marathon Oil Corporation
0.90%, 11/01/15	490,000	490,204
Masco Corporation
4.80%, 06/15/15Δ	365,000	383,250
MassMutual Global Funding II
2.10%, 08/02/18 144A	1,250,000	1,249,150
Merck & Co, Inc.
0.62%, 05/18/18†	980,000	984,729
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	2,700,000	2,835,567
Metropolitan Life Global Funding I
1.02%, 01/10/14 144A†	1,000,000	1,001,991
0.80%, 07/15/16 144A†	640,000	641,857
Morgan Stanley
1.51%, 02/25/16†	930,000	938,724
4.75%, 03/22/17	1,015,000	1,096,797
1.55%, 04/25/18†	1,520,000	1,527,063
Mylan, Inc.
1.80%, 06/24/16 144A	180,000	180,864
Nabors Industries, Inc.
2.35%, 09/15/16 144A	1,100,000	1,112,584
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	650,109
National Rural Utilities Cooperative Finance Corporation
1.00%, 02/02/15	390,000	392,792
NBCUniversal Enterprise, Inc.
0.95%, 04/15/18 144A†	490,000	492,875
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	576,614
NCUA Guaranteed Notes
1.40%, 06/12/15	1,180,000	1,200,733
New York Life Global Funding
1.65%, 05/15/17 144A	2,500,000	2,496,960
NextEra Energy Capital Holdings, Inc.
1.20%, 06/01/15	170,000	170,980
1.34%, 09/01/15	4,300,000	4,316,963
Nissan Motor Acceptance Corporation
1.00%, 03/15/16 144AΔ	910,000	904,115
1.95%, 09/12/17 144A	520,000	517,557
Northwest Airlines 2002-1 Class G-2 Pass Through Trust
6.26%, 05/20/23	255,245	263,260
Novus USA Trust
1.56%, 02/28/14+ 144A†	2,000,000	1,997,000
Omnicom Group, Inc.
5.90%, 04/15/16	575,000	643,016
Overseas Private Investment Corporation
0.81%, 04/15/16Ω†	1,550,720	2,088,735
PACCAR Financial Corporation
1.05%, 06/05/15	220,000	221,609
0.75%, 05/16/16	270,000	268,892
Parker Hannifin Corporation
4.13%, 11/11/15(E)	700,000	1,007,423
Penske Truck Leasing Co. LP
2.50%, 07/11/14 144A	230,000	232,613
3.13%, 05/11/15 144A	600,000	617,826
2.50%, 03/15/16 144A	300,000	305,742
3.38%, 03/15/18 144A	1,115,000	1,146,936
2.88%, 07/17/18 144A	1,350,000	1,350,590
PepsiCo, Inc.
0.47%, 07/30/15†	700,000	700,839
Phillips 66
1.95%, 03/05/15	210,000	213,259
2.95%, 05/01/17	210,000	217,556
Pioneer Natural Resources Co.
5.88%, 07/15/16	2,410,000	2,685,897
Plains Exploration & Production Co.
6.50%, 11/15/20	540,000	580,010
Principal Life Global Funding II
1.00%, 12/11/15 144A	530,000	531,035
Procter & Gamble Co.
3.50%, 02/15/15	200,000	208,190
Prudential Covered Trust
3.00%, 09/30/15 144A	680,006	701,675
Prudential Financial, Inc.
6.00%, 12/01/17	2,000,000	2,320,900
1.04%, 08/15/18†	2,800,000	2,807,347
Regions Financial Corporation
2.00%, 05/15/18Δ	1,250,000	1,214,649
Samsung Electronics America, Inc.
1.75%, 04/10/17 144AΔ	1,150,000	1,148,675
SBA Tower Trust
4.25%, 04/15/40 144A	510,000	520,298
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	145,237
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	542,728	566,517
Stryker Corporation
3.00%, 01/15/15	450,000	464,080
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	686,990

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Tennessee Gas Pipeline Co. LLC
8.00%, 02/01/16	$518,000	$595,720
Tesoro Corporation
4.25%, 10/01/17	550,000	566,500
T-Mobile USA, Inc.
5.25%, 09/01/18 144AΔ	600,000	612,750
Total System Services, Inc.
2.38%, 06/01/18	610,000	595,738
Union Bank NA
1.21%, 06/06/14†	3,000,000	3,017,673
1.50%, 09/26/16	270,000	271,540
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	529,208	593,031
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	605,328	688,560
UnitedHealth Group, Inc.
1.40%, 10/15/17	210,000	207,517
Ventas Realty LP
1.55%, 09/26/16	414,000	414,866
Verizon Communications, Inc.
1.78%, 09/15/16†	240,000	247,301
2.00%, 09/14/18†	570,000	600,067
3.65%, 09/14/18Δ	3,200,000	3,375,635
5.15%, 09/15/23	400,000	429,554
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	700,000	751,073
Vornado Realty LP
4.25%, 04/01/15	700,000	726,926
Wachovia Bank NA
4.80%, 11/01/14	360,000	376,379
Walgreen Co.
1.00%, 03/13/15Δ	460,000	461,519
Wal-Mart Stores, Inc.
0.60%, 04/11/16Δ	270,000	269,065
WellPoint, Inc.
1.25%, 09/10/15	440,000	443,206
2.38%, 02/15/17	1,060,000	1,079,304
Wells Fargo & Co.
0.90%, 04/23/18†	270,000	270,668
Wells Fargo Bank NA
4.75%, 02/09/15	1,000,000	1,051,539
WPX Energy, Inc.
5.25%, 01/15/17Δ	780,000	826,800
Xcel Energy, Inc.
0.75%, 05/09/16	410,000	407,387

Total Corporate Bonds (Cost $182,105,444)	183,562,974

FOREIGN BONDS — 10.6%
Australia — 1.3%
Australia & New Zealand Banking Group, Ltd.
0.90%, 02/12/16	1,200,000	1,199,750
0.82%, 05/15/18†	1,230,000	1,230,309
Australia Government Bond
5.50%, 12/15/13(A)	3,200,000	3,003,898
Macquarie Bank, Ltd.
3.45%, 07/27/15 144AΔ	750,000	778,004
2.00%, 08/15/16 144A	1,100,000	1,106,510
Perpetual Trustee-Apollo
3.88%, 10/03/40(A)	1,000,516	938,204
QBE Insurance Group, Ltd.
6.13%, 09/28/15(U)	250,000	438,425
Rio Tinto Finance USA PLC
1.13%, 03/20/15	500,000	502,727
Westpac Banking Corporation
1.38%, 07/17/15 144A	805,000	815,826
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	507,240

		10,520,893

Bermuda — 0.1%
Aircastle, Ltd.
9.75%, 08/01/18Δ	405,000	449,550
Qtel International Finance, Ltd.
6.50%, 06/10/14 144A	660,000	686,400

		1,135,950

Brazil — 0.3%
Banco Bradesco SA
2.36%, 05/16/14 144A†	520,000	522,742
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144AΔ	710,000	724,200
BRF SA
7.75%, 05/22/18 144A(B)	2,500,000	899,585
Caixa Economica Federal
2.38%, 11/06/17 144A	680,000	637,500

		2,784,027

Canada — 1.6%
Bank of Montreal
2.85%, 06/09/15 144A	610,000	634,296
0.79%, 07/15/16†Δ	640,000	642,918
0.87%, 04/09/18†	610,000	611,219
Bank of Nova Scotia
1.85%, 01/12/15Δ	970,000	987,522
0.79%, 07/15/16†	580,000	582,484
Canadian Imperial Bank of Commerce
2.60%, 07/02/15 144A	590,000	611,739
1.55%, 01/23/18	890,000	873,743
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,212
National Bank of Canada
1.50%, 06/26/15	550,000	557,748
Nexen, Inc.
5.20%, 03/10/15	790,000	832,067
Thomson Reuters Corporation
0.88%, 05/23/16	600,000	596,825
Toronto-Dominion Bank
1.63%, 09/14/16 144A	3,459,000	3,528,989
Total Capital Canada, Ltd.
0.65%, 01/15/16†	300,000	301,608
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	376,208
0.95%, 06/30/16†	580,000	584,014
Xstrata Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,740,000	1,732,174

		13,458,766

Cayman Islands — 0.2%
Baidu, Inc.
2.25%, 11/28/17	440,000	433,881

26	See Notes to Schedules of Investments.

	Par	Value
Hutchison Whampoa International, Ltd.
2.00%, 11/08/17 144AΔ	$370,000	$366,611
IPIC GMTN, Ltd.
3.13%, 11/15/15 144A	330,000	342,787
Petrobras International Finance Co.
3.88%, 01/27/16	590,000	611,706
Trafford Centre Finance, Ltd.
0.71%, 07/28/15(U)†	54,710	87,226

		1,842,211

Chile — 0.7%
Banco del Estado de Chile
2.00%, 11/09/17 144AΔ	1,100,000	1,075,986
Banco Santander Chile
1.87%, 01/19/16 144A†	2,500,000	2,526,296
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	1,260,000	1,335,862
Corpbanca SA
3.13%, 01/15/18Δ	650,000	595,949

		5,534,093

Colombia — 0.0%
Bancolombia SA
4.25%, 01/12/16Δ	210,000	217,875

France — 0.6%
Banque PSA Finance SA
2.17%, 04/04/14 144A†@	800,000	796,998
BPCE SA
2.02%, 02/07/14 144A†	2,300,000	2,313,591
Credit Agricole SA
1.43%, 04/15/16 144A†	960,000	970,690
RCI Banque SA
1.12%, 04/07/15(E)†	900,000	1,196,611

		5,277,890

Germany — 0.4%
State of North Rhine-Westphalia
1.63%, 09/17/14	3,100,000	3,136,915

Italy — 0.4%
Intesa Sanpaolo SpA
2.66%, 02/24/14 144A†	2,300,000	2,312,903
Telecom Italia Capital SA
5.25%, 11/15/13	810,000	813,683

		3,126,586

Japan — 0.3%
Nomura Holdings, Inc.
1.70%, 09/13/16†	1,060,000	1,071,525
Softbank Corporation
4.50%, 04/15/20 144A	400,000	384,500
4.63%, 04/15/20 144A(E)	250,000	341,595
Sumitomo Mitsui Banking Corporation
0.90%, 01/18/16Δ	390,000	388,952
0.94%, 07/19/16†Δ	290,000	291,968

		2,478,540

Luxembourg — 0.1%
ArcelorMittal
4.25%, 08/05/15	600,000	620,250

Mexico — 1.4%
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 144A	510,000	486,945
Mexican Bonos
5.00%, 06/15/17(M)	21,500,000	1,675,323
Mexico Cetes
1.79%, 10/03/13(M)Ω†	955,000,000	7,293,735
Petroleos Mexicanos
2.29%, 07/18/18†Δ	820,000	846,650
5.50%, 01/21/21	1,400,000	1,505,000

		11,807,653

Netherlands — 0.5%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	881,000	907,955
ING Bank NV
3.75%, 03/07/17 144A	900,000	946,031
LeasePlan Corporation NV
2.50%, 05/16/18 144A	1,250,000	1,215,584
Volkswagen International Finance NV
1.00%, 03/21/14 144A†	100,000	100,392
0.88%, 04/01/14 144A†	1,200,000	1,202,934

		4,372,896

New Zealand — 0.1%
ANZ New Zealand International, Ltd.
1.13%, 03/24/16 144A	580,000	579,240

Norway — 0.3%
Nordea Eiendomskreditt AS
2.13%, 09/22/17 144A	1,250,000	1,286,124
SpareBank 1 Boligkreditt AS
1.25%, 05/02/19 144A	1,000,000	972,875

		2,258,999

Panama — 0.0%
Carnival Corporation
1.20%, 02/05/16	310,000	308,231

Peru — 0.1%
BBVA Banco Continental SA
2.25%, 07/29/16 144AΔ	500,000	490,000

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17 144AΔ	580,000	607,550

Singapore — 0.1%
Oversea-Chinese Banking Corporation, Ltd.
1.63%, 03/13/15 144A	500,000	507,345

Slovenia — 0.1%
Slovenia Government Bond
4.38%, 04/02/14(E)	450,000	612,086

South Korea — 0.5%
Export-Import Bank of Korea
1.10%, 09/17/16†	800,000	800,472

Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,098,447

		3,898,919

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sweden — 0.6%
Nordea Bank AB
1.17%, 01/14/14 144A†	$2,900,000	$2,907,471
0.88%, 05/13/16 144A	1,320,000	1,310,665
Svenska Handelsbanken AB
0.70%, 03/21/16†	1,220,000	1,223,517

		5,441,653

United Kingdom — 0.2%
Barclays Bank PLC
5.20%, 07/10/14	130,000	134,576
BP Capital Markets PLC
0.77%, 05/10/18†	210,000	209,959
HSBC Bank PLC
0.90%, 05/15/18 144A†	1,190,000	1,192,453

		1,536,988

Virgin Islands (British) — 0.6%
CNOOC Finance 2013, Ltd.
1.13%, 05/09/16	4,800,000	4,751,966
TSMC Global Ltd.
1.63%, 04/03/18 144A	370,000	357,386

		5,109,352

Total Foreign Bonds (Cost $88,313,188)	87,664,908

LOAN AGREEMENT — 0.0%
H.J. Heinz Co. Bank Loan
3.50%, 06/05/20Ω† (Cost $208,984)	209,475	209,928

MORTGAGE-BACKED SECURITIES — 22.8%
Adjustable Rate Mortgage Trust
3.77%, 03/25/37†	1,896,069	1,417,678
Alternative Loan Trust
6.00%, 10/25/32	21,594	21,030
American Home Mortgage Investment Trust
2.19%, 10/25/34†	450,017	443,620
American Home Mortgage Assets Trust
1.08%, 11/25/46†	991,760	527,195
Arran Residential Mortgages Funding PLC
1.71%, 11/19/47 144A†	1,680,137	1,702,037
Banc of America Commercial Mortgage Trust
5.45%, 01/15/49	937,513	941,684
5.86%, 06/10/49†	98,076	98,036
Banc of America Commercial Mortgage Trust
5.86%, 06/10/49†	876,559	959,503
Banc of America Funding 2006 J Trust
5.57%, 01/20/47†	589,627	468,911
Banc of America Mortgage Trust
6.50%, 10/25/31	80,368	85,129
Bear Stearns Adjustable Rate Mortgage Trust
2.96%, 01/25/34†	312,991	310,619
3.55%, 07/25/34†	458,706	455,554
2.81%, 10/25/34†	137,889	136,923
2.60%, 03/25/35†	787,875	795,803
Bear Stearns Alt-A Trust
0.92%, 11/25/34†	259,680	254,095
Bear Stearns Commercial Mortgage Securities Trust
5.32%, 02/11/44	1,209,411	1,334,137
5.74%, 06/11/50	572,961	590,660
CD 2007-CD4 Commercial Mortgage Trust
5.37%, 12/11/49†	395,000	397,145
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	1,160,000	1,272,021
COMM 2010-C1 Mortgage Trust
3.16%, 07/10/46 144A	1,240,797	1,281,942
COMM 2012-CCRE2 Mortgage Trust
3.79%, 08/15/45 IOΩ†	2,067,677	237,215
COMM 2013-CCRE7 Mortgage Trust
4.29%, 03/10/46 IOΩ†	5,897,088	546,402
COMM 2013-SFS Mortgage Trust
1.87%, 04/12/35 144A	750,309	723,606
Commercial Mortgage Pass-Through Certificates
3.76%, 11/15/45 IOΩ†	4,116,633	527,302
Commercial Mortgage Trust
5.44%, 03/10/39	785,000	868,571
5.48%, 03/10/39	760,000	800,773
5.74%, 12/10/49	2,185,387	2,454,624
Countrywide Home Loan Mortgage Pass-Through Trust
0.72%, 02/25/35†	188,554	174,769
Credit Suisse Commercial Mortgage Trust
5.95%, 09/15/39†	1,155,000	1,170,633
5.62%, 09/15/40†	653,646	701,764
6.25%, 02/15/41†	560,300	563,816
Crusade Global Trust
0.32%, 11/15/37†	1,894,914	1,861,457
0.39%, 11/19/37†	367,404	366,944
CSMC Series 2011-1R
1.18%, 02/27/47 144A†	953,192	949,191
CSMC Trust 13-IVR3
1.55%, 05/25/43 144A†	650,027	605,151
CSMC Trust 2013-IVR2
1.55%, 04/25/43 144A†	1,292,567	1,239,307
DBRR Trust
0.95%, 09/25/45 144A	967,134	966,692
5.94%, 06/17/49 144A†	1,805,000	2,021,600
Del Coronado Trust 2013-DEL
0.98%, 03/15/26 144A†	530,000	528,459
Deutsche Alt-B Securities Mortgage Loan Trust
5.87%, 10/25/36 STEP	508,681	375,679
5.89%, 10/25/36 STEP	508,681	376,074
Fannie Mae Grantor Trust
3.31%, 02/25/32	107,331	110,395
FDIC 2010-R1 Trust
2.18%, 05/25/50 144A	901,191	897,696
FDIC Guaranteed Notes Trust
0.90%, 12/04/20 144A†	1,776,689	1,787,584
3.25%, 04/25/38 144A	519,888	536,459
0.73%, 02/25/48 144A†	290,468	290,260

28	See Notes to Schedules of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	$202,455	$214,425
5.00%, 02/01/19	237,538	251,712
5.00%, 12/01/19	434,643	460,598
5.50%, 05/01/22	1,450,696	1,550,721
2.48%, 07/01/27†	13,433	14,337
2.38%, 11/01/31†	65,683	69,204
2.38%, 04/01/32†	11,228	11,912
2.17%, 06/01/33†	1,013,174	1,066,646
2.39%, 10/01/34†	258,776	270,690
2.50%, 08/01/35†	867,020	922,609
2.07%, 09/01/35†	479,224	505,128
2.62%, 10/01/35†	728,150	782,544
2.45%, 04/01/36†	614,168	654,113
5.50%, 05/01/38	893,265	965,972
5.50%, 02/01/40	278,739	301,427
Federal Home Loan Mortgage Corporation REMIC
4.00%, 08/15/25 STEP	470,537	495,871
3.50%, 08/15/41	3,500,000	3,667,579
4.50%, 09/15/41	1,094,601	1,180,479
4.50%, 11/15/41	1,184,448	1,281,611
Federal National Mortgage Association
5.00%, 01/01/18	400,446	426,161
5.00%, 07/01/19	100,513	107,032
5.00%, 05/01/21	897,017	954,463
5.00%, 11/01/21	374,511	398,608
2.29%, 12/01/24 CONV†	31,752	32,147
9.00%, 05/01/25	9,870	9,914
9.00%, 07/01/25	25,355	25,466
3.50%, 10/01/25 TBA	4,600,000	4,853,719
2.50%, 10/01/27 TBA	4,235,000	4,258,822
3.00%, 10/01/27 TBA	11,100,000	11,491,969
2.50%, 12/01/27	3,097,695	3,117,895
2.50%, 02/01/28	367,478	370,305
2.50%, 03/01/28	284,209	286,397
2.50%, 04/01/28	2,728,597	2,748,832
2.50%, 05/01/28	3,153,237	3,176,516
2.00%, 10/01/29 TBA	1,150,000	1,121,789
2.36%, 09/01/31†	99,202	104,729
1.58%, 08/01/32†	901,488	937,770
5.50%, 10/01/32	451,730	493,118
2.24%, 12/01/32†	631,175	662,088
2.04%, 04/01/33†	174,748	185,608
2.16%, 06/01/33†	153,956	162,774
2.54%, 06/01/33†	64,503	68,610
2.92%, 10/01/33†	328,230	346,524
2.70%, 12/01/33†	113,437	120,824
2.95%, 03/01/34†	100,014	100,743
2.06%, 09/01/34†	204,684	216,420
2.08%, 09/01/34†	267,982	283,237
2.42%, 10/01/34†	275,856	290,977
2.51%, 10/01/34†	306,628	325,340
2.55%, 02/01/35†	360,802	385,184
2.54%, 09/01/35†	625,265	660,837
2.66%, 12/01/35†	29,235	31,179
4.00%, 11/01/40 TBA	2,000,000	2,090,937
1.36%, 08/01/42†	534,903	545,103
2.06%, 01/01/43†	1,324,457	1,320,366
2.50%, 01/01/43	2,999,997	2,790,088
2.04%, 03/01/43†	939,517	933,522
2.09%, 03/01/43†	2,448,758	2,441,032
1.36%, 07/01/44†	389,421	395,408
1.36%, 10/01/44†	281,911	285,881
Federal National Mortgage Association REMIC
4.00%, 11/25/19	103,463	109,478
4.00%, 06/25/26 STEP	847,613	895,527
0.78%, 05/25/30†	111,635	111,661
0.83%, 05/25/30†	88,269	88,279
0.73%, 09/25/41†	4,519,062	4,563,272
FHLMC Multifamily Structured Pass-Through Certificates
3.61%, 06/25/14	433,334	437,692
4.59%, 05/25/19 IOΩ†	5,318,263	443,921
4.68%, 06/25/22 IOΩ†	3,728,436	373,429
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,000,000	3,299,246
FHLMC Structured Pass-Through Securities
1.18%, 05/25/43†	899,224	920,848
1.55%, 07/25/44†	1,354,208	1,378,751
First Horizon Alternative Mortgage Securities Trust
2.32%, 06/25/34†	510,181	487,481
GE Capital Commercial Mortgage Corporation
5.48%, 12/10/49†	1,051,960	1,150,944
GMAC Commercial Mortgage Securities, Inc.
5.30%, 08/10/38†	1,520,000	1,556,611
Government National Mortgage Association
1.63%, 06/20/17†	5,307	5,526
2.00%, 06/20/21†	3,657	3,796
1.63%, 03/20/22†	223,930	232,985
1.63%, 01/20/23†	31,613	32,892
1.63%, 05/20/24†	64,751	67,457
1.75%, 07/20/25†	81,297	84,510
1.75%, 08/20/25†	21,448	22,295
1.63%, 11/20/25†	65,776	68,355
1.63%, 12/20/26†	91,671	95,267
1.75%, 07/20/27†	2,115	2,198
1.63%, 10/20/27†	34,681	36,042
2.50%, 06/15/28	995,093	1,000,653
8.50%, 10/15/29	25,320	26,346
0.78%, 02/16/30†	120,021	121,424
8.50%, 03/15/30	920	924
8.50%, 04/15/30	5,337	5,526
8.50%, 05/15/30	105,709	112,157
1.63%, 05/20/30†	58,444	60,894
8.50%, 06/15/30	6,452	6,632
8.50%, 07/15/30	55,948	61,647
8.50%, 08/15/30	15,877	18,019
8.50%, 09/15/30	1,803	1,827
8.50%, 11/15/30	8,779	9,489
8.50%, 12/15/30	30,330	35,194
8.50%, 02/15/31	17,753	18,984
5.16%, 06/16/31	259,925	261,094
0.48%, 03/20/37†	1,022,921	1,025,500
0.48%, 05/20/37†	449,348	449,664
2.50%, 12/15/42	1,999,999	1,865,556
2.50%, 02/15/43	851	794
Granite Mortgages PLC
0.60%, 01/20/44(E)†	193,282	258,409

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.83%, 03/20/44 STEP(U)	$448,784	$717,277
0.84%, 06/20/44(U)†	1,709,331	2,734,737
GreenPoint Mortgage Funding Trust
0.36%, 01/25/37†	774,899	512,559
0.45%, 11/25/45†	206,787	161,718
GSR Mortgage Loan Trust
2.74%, 09/25/34†	498,007	485,162
2.66%, 09/25/35†	467,993	465,200
HarborView Mortgage Loan Trust
2.78%, 12/19/35†	1,183,570	986,016
Holmes Master Issuer PLC
1.62%, 10/15/54 144A†	267,690	269,273
1.67%, 10/15/54 144A†	870,000	873,452
1.82%, 10/15/54 144A†	553,261	560,329
1.92%, 10/15/54 144A†	1,660,000	1,682,652
2.26%, 10/15/54(U)†	1,165,000	1,912,718
Holmes Master Issuer PLC
1.67%, 10/15/54†	530,000	531,977
1.82%, 10/15/54†	773,474	781,386
IndyMac INDX Mortgage Loan Trust
0.45%, 06/25/37†	523,704	152,869
0.37%, 09/25/46†	861,104	676,052
JP Morgan Chase Commercial Mortgage Securities Trust
2.08%, 11/15/28 144A†	1,510,323	1,525,223
5.12%, 07/15/41	2,138,348	2,185,095
5.43%, 06/12/47†	1,550,759	1,713,929
5.44%, 06/12/47	2,065,000	2,281,247
5.85%, 02/15/51†	1,438,286	1,626,868
JP Morgan Mortgage Trust
4.06%, 02/25/35†	138,264	139,238
2.50%, 03/25/43 144A†	610,312	579,446
Lanark Master Issuer PLC
1.66%, 12/22/54 144A†	880,000	894,017
LB-UBS Commercial Mortgage Trust
5.42%, 02/15/40	1,215,000	1,345,428
6.11%, 07/15/40†	455,000	496,769
Luminent Mortgage Trust
0.35%, 12/25/36†	899,321	639,742
MASTR Adjustable Rate Mortgages Trust
2.84%, 12/25/33†	361,431	357,462
Merrill Lynch Floating Trust
0.73%, 07/09/21 144A†	137,162	136,900
Merrill Lynch Mortgage Investors Trust
2.19%, 12/25/34†	625,824	639,817
2.17%, 02/25/36†	701,278	658,488
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	224,431	224,204
Morgan Stanley Bank of America Merrill Lynch Trust
3.64%, 08/15/45 IO 144AΩ†	9,714,644	961,531
Morgan Stanley Capital I Trust
5.41%, 03/15/44	1,090,000	1,167,195
Morgan Stanley Re-REMIC Trust
5.99%, 08/12/45 144A†	880,000	978,200
5.99%, 08/15/45 144A†	880,000	978,200
2.50%, 03/23/51 144A	321,926	322,474
1.00%, 03/27/51 144A	608,138	602,628
Motel 6 Trust
1.50%, 10/05/25 144A	370,473	368,242
1.95%, 10/05/25 144A	1,695,000	1,670,835
National RMBS Trust
3.66%, 06/20/44(A)†	793,545	753,148
NCUA Guaranteed Notes Trust
1.84%, 10/07/20	139,332	139,594
0.74%, 12/08/20†	3,322,845	3,339,459
0.70%, 03/09/21	2,313,100	2,325,956
Opteum Mortgage Acceptance Corporation Trust
0.46%, 11/25/35†	122,872	122,333
Progress 2007-1G Trust
0.40%, 08/19/38 144A†	338,974	335,932
Provident Funding Mortgage Loan Trust
2.59%, 04/25/34†	719,034	715,553
RALI Series 2003-QS1 Trust
0.58%, 01/25/33†	93,865	91,295
RCMC LLC
5.62%, 11/15/44 144A	531,655	531,754
Residential Asset Securitization Trust
0.48%, 05/25/35†	122,436	120,145
RFMSI Series 2003-S9 Trust
6.50%, 03/25/32	19,252	20,198
Sequoia Mortgage Trust
2.87%, 01/25/42†	942,131	936,791
3.50%, 04/25/42†	823,593	827,624
1.45%, 02/25/43†	897,091	874,536
1.55%, 04/25/43†	860,240	826,158
Springleaf Mortgage Loan Trust
2.22%, 10/25/57 144A†	455,466	461,426
1.27%, 06/25/58 144A†	1,267,143	1,240,991
1.57%, 12/25/59 144A†	623,258	617,223
1.78%, 12/25/65 144A†	600,760	597,796
STRIPs 2012-1, Ltd.
1.50%, 12/25/44 144A	592,760	583,869
Structured Adjustable Rate Mortgage Loan Trust
2.50%, 08/25/34†	836,165	825,789
0.48%, 09/25/34†	156,006	133,278
Structured Asset Mortgage Investments II Trust
4.12%, 10/19/34†	389,564	230,547
0.43%, 07/19/35†	139,501	125,208
0.46%, 02/25/36†	691,123	518,236
Superannuation Members Home Loans Global Fund
0.39%, 06/12/40(E)†	431,978	582,840
Talisman-6 Finance PLC
0.40%, 10/22/16(E)†	742,135	946,267
TBW Mortgage Backed Trust
6.01%, 07/25/37 STEP	455,856	369,706
Titan Europe 2007-2, Ltd.
0.39%, 04/23/17(E)†	246,207	329,751
Torrens Trust
3.52%, 04/12/44(A)†	2,999,341	2,788,478
UBS-Barclays Commercial Mortgage Trust
3.25%, 05/10/63 IO 144AΩ†	6,541,811	613,530

30	See Notes to Schedules of Investments.

	Par	Value
Wachovia Bank Commercial Mortgage Trust
5.42%, 01/15/45†	$1,287,764	$1,378,509
Washington Mutual Mortgage Pass-Through Certificates
2.43%, 02/25/37†	636,804	494,518
4.45%, 05/25/37†	805,459	652,268
2.30%, 07/25/37†	1,805,800	1,409,201
1.55%, 06/25/42†	23,592	21,352
0.49%, 01/25/45†	793,969	732,522
1.13%, 06/25/46†	1,328,591	1,153,147
0.89%, 01/25/47†	748,382	582,163
0.99%, 05/25/47†	596,905	50,230
Wells Fargo Mortgage-Backed Securities 2004-EE Trust
2.62%, 12/25/34†	618,615	623,517
WF-RBS Commercial Mortgage Trust
3.69%, 08/15/45 IO 144AΩ†	3,680,925	447,948
3.74%, 11/15/45 IO 144AΩ†	6,300,452	809,640

Total Mortgage-Backed Securities (Cost $191,399,975)		188,488,234

MUNICIPAL BONDS — 0.8%
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	1,300,000	1,462,708
Florida Hurricane Catastrophe Fund Finance Corporation, Series A, Revenue Bond
1.30%, 07/01/16	720,000	718,718
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,827,216
North Texas Inc., Higher Education Authority, Taxable Student Loan, Revenue Bond, Series 1
1.37%, 04/01/40†	361,268	367,485
State of California, General Obligation
5.10%, 08/01/14	40,000	40,342
State of Illinois, General Obligation
4.07%, 01/01/14	830,000	836,715

Total Municipal Bonds (Cost $6,057,918)		6,253,184

	Notional Amount
PURCHASED OPTION — 0.0%
Put Swaptions — 0.0%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (RBS) (Cost $151,446)	$1,900,000	266,913

	Par
U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Bills
0.04%, 01/02/14	$3,100,000	3,099,950
0.13%, 05/29/14	906,000	905,751
0.11%, 07/24/14Δ	2,300,000	2,298,866

		6,304,567

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21Δ	1,700,000	1,956,512
0.13%, 01/15/22Δ	11,000,000	11,222,395
0.13%, 07/15/22Δ	3,700,000	3,705,975
0.13%, 01/15/23Δ	1,300,000	1,281,014
2.38%, 01/15/25	1,300,000	1,925,536

		20,091,432

U.S. Treasury Notes
0.25%, 01/31/14Δ	1,987,000	1,988,514
1.88%, 02/28/14	2,000,000	2,015,196
1.25%, 03/15/14Δ	17,400,000	17,495,491
0.25%, 03/31/14Δ	2,313,000	2,315,304
1.75%, 03/31/14Δ	3,200,000	3,227,062
0.25%, 04/30/14Δ	16,900,000	16,918,151
1.00%, 05/15/14Δ	18,200,000	18,304,504
0.25%, 05/31/14Δ	5,500,000	5,506,336
0.63%, 07/15/14Δ	38,094,000	38,253,957
2.63%, 07/31/14Δ	500,000	510,488
0.25%, 08/31/14Δ	9,000,000	9,011,430
0.25%, 09/30/14	2,800,000	2,803,884
0.13%, 12/31/14Δ	16,000,000	15,993,120
0.25%, 02/15/15Δ	8,600,000	8,607,052
0.25%, 05/15/15Δ	8,690,000	8,690,000
0.38%, 06/30/15Δ	840,000	841,477
0.38%, 08/31/15Δ	10,321,000	10,333,695
0.25%, 10/15/15Δ	2,700,000	2,695,148
0.25%, 12/15/15Δ	640,000	638,200
2.13%, 02/29/16	772,000	803,453
0.38%, 03/15/16Δ	3,765,000	3,758,381
0.25%, 05/15/16Δ	9,860,000	9,795,683
0.50%, 06/15/16Δ	12,241,000	12,230,008
0.63%, 07/15/16Δ	21,290,000	21,320,764
0.88%, 09/15/16	3,300,000	3,324,503
1.00%, 09/30/16Δ	2,500,000	2,526,173
1.63%, 11/15/22	600,000	555,610

		220,463,584

Total U.S. Treasury Obligations (Cost $247,943,281)	246,859,583

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 22.6%
GuideStone Money Market Fund (GS4 Class)¥	28,368,899	$28,368,899
Northern Institutional Liquid Assets Portfolio§	158,911,911	158,911,911

Total Money Market Funds (Cost $187,280,810)		187,280,810

	Par
REPURCHASE AGREEMENTS — 8.0%
Barclays Capital, Inc.
0.07% (dated 09/30/13, due 10/01/13, repurchase price $26,000,051, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 01/15/22, total market value $27,382,010)	$26,000,000	26,000,000
0.06% (dated 10/01/13, due 10/02/13, repurchase price $24,000,040, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 01/15/22, total market value $25,249,512)	24,000,000	24,000,000
Citigroup Global Markets, Inc.
0.08% (dated 09/30/13, due 10/01/13, repurchase price $5,500,012, collateralized by U.S. Treasury Note, 1.000%, due 05/31/18, total market value $5,617,583)	5,500,000	5,500,000
TD Securities (USA) LLC
0.07% (dated 10/01/13, due 10/02/13, repurchase price $10,600,021, collateralized by U.S. Treasury Note, 1.500%, due 06/30/16, total market value $10,823,878)	10,600,000	10,600,000

Total Repurchase Agreements (Cost $66,100,000)		66,100,000

TOTAL INVESTMENTS — 126.9% (Cost $1,053,044,844)		1,049,897,184

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price $1.50, Expires 10/28/13 (GSC)	$(34,400,000)	(235,557)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (RBS)	(8,000,000)	(278,386)

		(513,943)

Total Written Options (Premiums received $(248,340))		(513,943)

	Par
SECURITIES SOLD SHORT — (0.8)%
Federal Home Loan Bank
0.02%, 10/22/16Ω†	$(3,000,000)	(2,999,946)
U.S. Treasury Notes
1.50%, 08/31/18	(3,100,000)	(3,120,950)
1.63%, 11/15/22	(600,000)	(555,609)

Total Securities Sold Short (Cost $(6,718,369))		(6,676,505)

TBA SALE COMMITMENTS — (2.1)%
Federal Home Loan Mortgage Corporation
5.50%, 10/01/38 TBA	(3,000,000)	(3,250,313)
Federal National Mortgage Association
2.50%, 10/01/27 TBA	(2,000,000)	(2,011,250)
5.50%, 10/01/37 TBA	(7,000,000)	(7,630,000)
3.50%, 10/01/40 TBA	(4,000,000)	(4,071,875)

Total TBA Sale Commitments (Cost $(16,742,812))		(16,963,438)

Liabilities in Excess of Other Assets — (23.9)%		(198,174,294)

NET ASSETS — 100.0%		$827,569,004

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	29.8
Mortgage-Backed Securities	22.8
Money Market Funds	22.6
Corporate Bonds	22.2
Foreign Bonds	10.6
Asset-Backed Securities	9.0
Repurchase Agreements	8.0
Futures Contracts	7.1
Agency Obligations	1.1
Municipal Bonds	0.8
Loan Agreement	— **
Purchased Option	— **
Written Options	(0.1)
Swap Agreements	(0.2)
Securities Sold Short	(0.8)
TBA Sale Commitments	(2.1)
Forward Foreign Currency Contracts	(5.3)

125.5

** Rounds to less than 0.005%.

32	See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2013:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Morgan Stanley ABS Capital I, 7.02% due 12/27/33	(0.54)%	12/27/33	MSCS	USA	$283,319	$14,593	$—	$14,593
Long Beach Mortgage Trust, 6.72% due 02/25/34	(0.49)%	02/25/34	BAR	USA	305,639	133,062	—	133,062
Specialty Underwriting & Residential Finance, 6.62% due 02/25/35	(0.59)%	02/25/35	BAR	USA	353,593	217,873	—	217,873

					$942,551	$365,528	$—	$365,528

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Barclays Bank PLC, 1.551% due 10/27/15	1.02%	1.00%	12/20/17	GSC	EUR	$1,200,000	$(529)	$(42,050)	$41,521

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones iTraxx	(1.00)%	06/20/17	CITI	EUR	$1,100,000	$(12,757)	$(2,971)	$(9,786)
Dow Jones CDX.NA.IG9 Index	(0.80)%	12/20/17	CME	USA	16,552,800	(7,855)	737,323	(745,178)
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USA	5,624,382	173,554	776,455	(602,901)

					$23,277,182	$152,942	$1,510,807	$(1,357,865)

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	7.55%	01/02/15	GSC	BRL	$4,900,000	$(60,661)	$(8,134)	$(52,527)
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HKSB	BRL	3,800,000	49,180	5,088	44,092
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,200,000	(24,231)	5,571	(29,802)
Brazil CETIP Interbank Deposit	8.27%	01/02/15	MSCS	BRL	2,500,000	(19,501)	(3,739)	(15,762)
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	2,200,000	(13,226)	68	(13,294)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,100,000	(13,051)	(1,565)	(11,486)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(3,906)	5,742	(9,648)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	600,000	(5,964)	(51)	(5,913)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	400,000	4,326	195	4,131
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	200,000	(41)	338	(379)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	BAR	BRL	15,800,000	(390,016)	22,217	(412,233)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	CS	BRL	2,700,000	(69,238)	(1,842)	(67,396)
Brazil CETIP Interbank Deposit	8.94%	01/02/17	CS	BRL	2,400,000	(49,390)	(1,121)	(48,269)
Brazil CETIP Interbank Deposit	8.90%	01/02/17	UBS	BRL	2,100,000	(44,055)	(1,815)	(42,240)
Brazil CETIP Interbank Deposit	8.60%	01/02/17	DEUT	BRL	1,600,000	(39,198)	772	(39,970)
Brazil CETIP Interbank Deposit	8.59%	01/02/17	UBS	BRL	1,200,000	(30,765)	(1,178)	(29,587)
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	900,000	(22,199)	—	(22,199)
6-Month EURIBOR	2.00%	03/21/17	CME	EUR	3,600,000	235,128	106,493	128,635
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	1,500,000	125,180	(4,248)	129,428
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,000,000	83,474	(2,520)	85,994
6-Month BBR BBSW Index	3.75%	03/15/18	CME	AUD	1,800,000	19,860	2,257	17,603
6-Month BBR BBSW Index	3.75%	12/11/18	CME	AUD	3,600,000	11,327	(8,057)	19,384
MXN-TIIE-Banxico	7.50%	06/02/21	UBS	MXN	300,000	1,955	781	1,174
6-Month BBR BBSW Index	3.75%	03/15/23	CME	AUD	2,600,000	(99,819)	(16,958)	(82,861)
6-Month BBR BBSW Index	4.25%	03/15/23	CME	AUD	200,000	(293)	1,093	(1,386)
6-Month BBR BBSW Index	4.00%	03/15/23	CME	AUD	100,000	(1,993)	(708)	(1,285)
3-Month LIBOR	2.65%	07/31/23	CME	USA	5,300,000	(20,639)	—	(20,639)
6-Month BBR BBSW Index	4.25%	12/11/23	CME	AUD	1,300,000	(13,536)	8,852	(22,388)
6-Month EURIBOR	2.25%	03/19/24	CME	EUR	800,000	(4,646)	10,771	(15,417)

					$68,700,000	$(395,938)	$118,302	$(514,240)

Total Swap agreements outstanding at September 30, 2013					$94,119,733	$122,003	$1,587,059	$(1,465,056)

34	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$8,943,519	$—	$8,943,519	$—
Asset-Backed Securities	74,267,131	—	72,141,904	2,125,227
Corporate Bonds	183,562,974	—	177,944,510	5,618,464
Foreign Bonds:
Australia	10,520,893	—	9,582,689	938,204
Bermuda	1,135,950	—	1,135,950	—
Brazil	2,784,027	—	2,784,027	—
Canada	13,458,766	—	13,458,766	—
Cayman Islands	1,842,211	—	1,842,211	—
Chile	5,534,093	—	5,534,093	—
Colombia	217,875	—	217,875	—
France	5,277,890	—	5,277,890	—
Germany	3,136,915	—	3,136,915	—
Italy	3,126,586	—	3,126,586	—
Japan	2,478,540	—	2,478,540	—
Luxembourg	620,250	—	620,250	—
Mexico	11,807,653	—	11,807,653	—
Netherlands	4,372,896	—	4,372,896	—
New Zealand	579,240	—	579,240	—
Norway	2,258,999	—	2,258,999	—
Panama	308,231	—	308,231	—
Peru	490,000	—	490,000	—
Qatar	607,550	—	607,550	—
Singapore	507,345	—	507,345	—
Slovenia	612,086	—	612,086	—
South Korea	3,898,919	—	3,898,919	—
Sweden	5,441,653	—	5,441,653	—
United Kingdom	1,536,988	—	1,536,988	—
Virgin Islands (British)	5,109,352	—	5,109,352	—
Loan Agreement	209,928	—	209,928	—
Money Market Funds	187,280,810	187,280,810	—	—
Mortgage-Backed Securities	188,488,234	—	173,583,378	14,904,856
Municipal Bonds	6,253,184	—	6,253,184	—
Purchased Option	266,913	—	266,913	—
Repurchase Agreements	66,100,000	—	66,100,000	—
U.S. Treasury Obligations	246,859,583	—	246,859,583	—

Total Assets — Investments in Securities	$1,049,897,184	$187,280,810	$839,029,623	$23,586,751

Other Financial Instruments***
Swap Agreements	$122,003	$—	$122,003	$—

Total Assets — Other Financial Instruments	$122,003	$—	$122,003	$—

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Securities Sold Short	$(6,676,505)	$—	$(6,676,505)	$—
TBA Sale Commitments	(16,963,438)	—	(16,963,438)	—
Written Options	(513,943)	—	(513,943)	—

Total Liabilities — Investments in Securities	$(24,153,886)	$—	$(24,153,886)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,794,073)	$—	$(1,794,073)	$—
Futures Contracts	(994,214)	(994,214)	—	—

Total Liabilities — Other Financial Instruments	$(2,788,287)	$(994,214)	$(1,794,073)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds and mortgage-backed securities are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage-Backed Securities
Balance, 12/31/12	$30,924,326	$4,445,836	$5,116,094	$1,455,253	$19,907,143
Accrued discounts/premiums	(35,358)	44	(25,840)	(4,120)	(5,442)
Realized gain (loss)	(159,005)	(77,677)	(29,441)	(19,180)	(32,707)
Change in unrealized appreciation (depreciation)	(762,174)	(109,601)	(33,201)	(91,524)	(527,848)
Purchases	7,803,348	1,965,000	2,319,500	—	3,518,848
Sales	(5,030,484)	(1,903,606)	(1,413,735)	(402,225)	(1,310,918)
Transfers in to Level 3(1)	111,506	111,506	—	—	—
Transfers out of Level 3(2)	(5,644,151)	(1,493,017)	—	—	(4,151,134)
Maturities	—	—	—	—	—
Paydowns	(3,621,257)	(813,258)	(314,913)	—	(2,493,086)

Balance, 09/30/13	$23,586,751	$2,125,227	$5,618,464	$938,204	$14,904,856

(1)

Transfers in to Level 3 represent the value of a security at September 30, 2013 that was transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price which was determined using observable inputs.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2013 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

36	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.7%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$460,047
Federal Home Loan Bank
0.01%, 11/08/13Ω†	4,300,000	4,299,823
Federal Home Loan Mortgage Corporation
0.01%, 12/09/13Ω†	100,000	99,998
0.01%, 12/18/13Ω†	180,000	179,996
4.38%, 01/15/14(E)	400,000	546,768
0.02%, 01/21/14Ω†	1,800,000	1,799,944
0.03%, 02/04/14†	1,500,000	1,499,895
2.38%, 01/13/22Δ	1,500,000	1,462,668
Federal National Mortgage Association
0.01%, 12/04/13Ω†	1,800,000	1,799,968
0.03%, 02/24/14Ω†	330,000	329,973
1.88%, 09/18/18Δ	8,300,000	8,399,641
1.63%, 11/27/18	4,400,000	4,387,029
2.75%, 10/09/19Ω†	150,000	127,403
6.25%, 05/15/29	500,000	641,650
6.63%, 11/15/30	1,170,000	1,568,282
Tennessee Valley Authority
1.75%, 10/15/18Δ	1,200,000	1,202,610
5.25%, 09/15/39	350,000	382,904
4.63%, 09/15/60	200,000	190,489

Total Agency Obligations (Cost $29,239,849)		29,379,088

ASSET-BACKED SECURITIES — 2.5%
Access Group, Inc.
1.57%, 10/27/25†	1,041,297	1,049,717
Amortizing Residential Collateral Trust
0.86%, 01/01/32†	30,017	23,260
Asset-Backed Securities Corporation Home Equity Loan Trust
0.45%, 09/25/34†	168,113	166,967
Avis Budget Rental Car Funding AESOP LLC
3.15%, 03/20/17 144A	160,000	166,572
2.80%, 05/20/18 144A	550,000	568,605
1.92%, 09/20/19 144A	160,000	156,767
2.97%, 02/20/20 144A	160,000	163,336
Bayview Financial Acquisition Trust
0.85%, 02/28/44†	232,796	227,873
Bear Stearns Asset-Backed Securities Trust
6.00%, 10/25/36	1,924,251	1,508,132
6.50%, 10/25/36	2,802,917	2,328,077
Brazos Higher Education Authority
0.36%, 09/25/23†	142,477	142,261
College Loan Corporation Trust
0.46%, 04/25/24†	500,000	473,734
0.36%, 10/25/25†	1,000,000	993,698
CWHEQ Revolving Home Equity Loan Trust
0.42%, 12/15/35†	368,671	284,258
0.32%, 07/15/36†	605,330	478,762
Education Funding Capital Trust IV
3.14%, 06/15/43Ω†	700,000	595,206
EMC Mortgage Loan Trust
0.73%, 11/25/41 144A†	56,635	54,846
Financial Asset Securities Corporation AAA Trust
0.59%, 02/27/35 144A†	955,268	698,991
GMACM Home Equity Loan Trust
7.00%, 09/25/37	267,358	274,458
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	140,000	147,554
1.83%, 08/25/19 144A	210,000	205,301
Lehman XS Trust
0.48%, 11/25/35†	598,026	490,789
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	738,534
Panhandle-Plains Higher Education Authority, Inc.
1.38%, 10/01/35†	621,592	631,807
Provident Home Equity Loan Trust
0.72%, 08/25/31†	94,231	58,957
RAMP Series 2004-RZ1 Trust
0.66%, 03/25/34†	328,382	299,277
RFSC Series 2003-RP2 Trust
0.63%, 06/25/33 144A†	21,220	21,172
Salomon Brothers Mortgage Securities VII, Inc.
0.66%, 03/25/28†	17,553	17,138
SLM Private Education Loan Trust
3.43%, 05/16/44 144A†	1,053,852	1,109,005
SLM Student Loan Trust
1.77%, 04/25/23†	4,397,303	4,519,680
0.54%, 12/15/25 144A†	400,000	396,008
0.39%, 01/25/27†	900,000	877,665
Structured Asset Investment Loan Trust
1.02%, 08/25/34†	434,744	415,648

Total Asset-Backed Securities (Cost $21,264,983)		20,284,055

CORPORATE BONDS — 19.8%
AbbVie, Inc.
1.75%, 11/06/17	1,520,000	1,509,003
2.90%, 11/06/22	320,000	299,856
Access Midstream Partners LP
5.88%, 04/15/21	330,000	340,725
4.88%, 05/15/23Δ	10,000	9,450
AES Corporation
4.88%, 05/15/23Δ	80,000	75,200
AIG Life Holdings, Inc.
8.50%, 07/01/30	250,000	314,462
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	497,388
American Express Co.
6.80%, 09/01/66†	1,320,000	1,404,150
American Express Credit Corporation
5.13%, 08/25/14	160,000	166,596
American Honda Finance Corporation
1.00%, 08/11/15 144A	480,000	482,387

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American International Group, Inc.
2.38%, 08/24/15	$175,000	$178,901
5.60%, 10/18/16	600,000	670,928
5.45%, 05/18/17	125,000	139,960
8.25%, 08/15/18 144A	1,200,000	1,499,298
6.40%, 12/15/20	150,000	177,023
6.25%, 03/15/87	380,000	374,300
American Tower Corporation REIT
3.40%, 02/15/19	375,000	371,097
Anadarko Petroleum Corporation
6.38%, 09/15/17	50,000	58,176
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	812,800
Apple, Inc.
2.40%, 05/03/23Δ	250,000	226,772
Arch Coal, Inc.
7.25%, 06/15/21	500,000	381,250
Arizona Public Service Co.
8.75%, 03/01/19	525,000	679,451
Ashland, Inc.
4.75%, 08/15/22	250,000	235,625
AT&T, Inc.
2.50%, 08/15/15	540,000	556,467
2.95%, 05/15/16	825,000	863,190
5.50%, 02/01/18Δ	140,000	158,877
4.45%, 05/15/21Δ	80,000	84,153
3.88%, 08/15/21Δ	200,000	202,879
2.63%, 12/01/22Δ	200,000	179,614
4.35%, 06/15/45	102,000	84,525
Avon Products, Inc.
4.60%, 03/15/20Δ	525,000	545,179
Axiall Corporation
4.88%, 05/15/23 144AΔ	50,000	47,562
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	891,736
Ball Corporation
5.00%, 03/15/22	915,000	892,125
4.00%, 11/15/23	80,000	72,200
Bank of America Corporation
0.53%, 10/14/16†Δ	1,700,000	1,669,903
3.88%, 03/22/17	130,000	138,379
6.00%, 09/01/17	325,000	368,362
5.75%, 12/01/17	2,340,000	2,642,185
5.65%, 05/01/18	950,000	1,073,192
5.88%, 01/05/21	150,000	170,255
5.00%, 05/13/21	20,000	21,515
Barrick North America Finance LLC
4.40%, 05/30/21	610,000	567,676
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,055,861
6.40%, 10/02/17Δ	1,200,000	1,401,133
BellSouth Capital Funding Corporation
7.88%, 02/15/30	12,000	14,469
BellSouth Corporation
6.88%, 10/15/31	1,000	1,120
Berkshire Hathaway, Inc.
3.20%, 02/11/15Δ	280,000	290,356
Boeing Capital Corporation
4.70%, 10/27/19	230,000	259,910
Boeing Co.
4.88%, 02/15/20Δ	50,000	56,909
6.63%, 02/15/38	210,000	268,377
Calpine Corporation
7.88%, 01/15/23 144A	700,000	740,250
Capital One Financial Corporation
1.00%, 11/06/15	325,000	323,530
Caterpillar, Inc.
3.80%, 08/15/42	225,000	193,379
CCO Holdings LLC
5.25%, 09/30/22	600,000	558,000
Cellco Partnership
8.50%, 11/15/18	520,000	667,092
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	220,000	229,350
5.75%, 03/15/23Δ	70,000	70,525
Chubb Corporation
6.38%, 03/29/67†	375,000	404,062
Cigna Corporation
2.75%, 11/15/16	225,000	233,888
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	322,550
Citigroup, Inc.
6.00%, 12/13/13	980,000	990,678
5.13%, 05/05/14Δ	69,000	70,869
5.00%, 09/15/14	500,000	518,968
6.01%, 01/15/15	101,000	107,476
5.50%, 02/15/17Δ	1,160,000	1,271,084
6.13%, 11/21/17	1,205,000	1,387,009
3.38%, 03/01/23Δ	175,000	166,856
3.50%, 05/15/23Δ	410,000	370,721
5.50%, 09/13/25	290,000	298,903
6.88%, 03/05/38	106,000	131,467
5.35%, 04/29/49†	180,000	157,263
5.95%, 12/29/49†Δ	170,000	158,738
Clean Harbors, Inc.
5.25%, 08/01/20	195,000	194,025
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	400,000	402,103
4.80%, 10/01/20Δ	170,000	162,291
4.88%, 04/01/21Δ	60,000	56,692
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,457,489
Compass Bank
5.50%, 04/01/20Δ	275,000	276,231
ConAgra Foods, Inc.
1.90%, 01/25/18	500,000	493,966
Concho Resources, Inc.
5.50%, 10/01/22Δ	260,000	260,650
5.50%, 04/01/23	30,000	29,775
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	420,000	531,555
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	180,674	190,159
Continental Resources, Inc.
5.00%, 09/15/22	500,000	505,625
COX Communications, Inc.
5.45%, 12/15/14Δ	69,000	72,909
Crown Americas LLC
4.50%, 01/15/23 144A	550,000	506,000

38	See Notes to Schedules of Investments.

	Par	Value
Crown Castle International Corporation
5.25%, 01/15/23	$425,000	$393,125
CVS Caremark Corporation
2.75%, 12/01/22	500,000	462,912
5.75%, 05/15/41	225,000	247,701
CVS Pass-Through Trust
6.94%, 01/10/30	770,978	898,444
D.R. Horton, Inc.
4.38%, 09/15/22	550,000	503,250
Daimler Finance North America LLC
6.50%, 11/15/13	100,000	100,684
0.86%, 03/28/14 144A†	3,400,000	3,409,313
1.30%, 07/31/15 144A	640,000	643,118
DDR Corporation REIT
4.63%, 07/15/22Δ	400,000	407,987
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	336,375	374,217
Devon Energy Corporation
3.25%, 05/15/22	90,000	86,311
5.60%, 07/15/41	260,000	266,719
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	77,472
Discover Financial Services
3.85%, 11/21/22	425,000	406,254
DISH DBS Corporation
6.63%, 10/01/14	30,000	31,575
7.75%, 05/31/15	200,000	219,000
5.88%, 07/15/22	360,000	356,400
DPL, Inc.
7.25%, 10/15/21	350,000	359,625
Eastman Chemical Co.
2.40%, 06/01/17	575,000	583,795
Eaton Corporation
1.50%, 11/02/17 144AΔ	180,000	177,642
2.75%, 11/02/22 144A	650,000	606,929
4.15%, 11/02/42 144AΔ	200,000	178,379
Ecolab, Inc.
3.00%, 12/08/16	275,000	288,648
4.35%, 12/08/21Δ	130,000	137,207
El Paso LLC
7.00%, 06/15/17Δ	710,000	795,394
7.80%, 08/01/31	750,000	766,532
El Paso Natural Gas Co. LLC
7.50%, 11/15/26	300,000	377,391
El Paso Pipeline Partners Operating Co. LLC
5.00%, 10/01/21	475,000	506,578
Energy Transfer Partners LP
3.28%, 11/01/66 144A†@	700,000	632,625
Enterprise Products Operating LLC
3.35%, 03/15/23	740,000	701,761
6.13%, 10/15/39Δ	30,000	33,305
5.95%, 02/01/41	60,000	64,889
5.70%, 02/15/42	370,000	387,269
4.85%, 03/15/44	10,000	9,356
8.38%, 08/01/66†	475,000	524,614
7.03%, 01/15/68†	475,000	528,930
EOG Resources, Inc.
1.02%, 02/03/14†	3,500,000	3,507,556
Equinix, Inc.
7.00%, 07/15/21	450,000	480,938
ERP Operating LP REIT
4.63%, 12/15/21	250,000	264,348
Exelon Corporation
5.63%, 06/15/35	655,000	658,874
Express Scripts Holding, Co.
3.50%, 11/15/16	1,020,000	1,080,314
2.65%, 02/15/17	250,000	257,947
Fifth Third Bancorp
3.63%, 01/25/16	175,000	184,729
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	290,153
FirstEnergy Corporation
2.75%, 03/15/18	120,000	116,829
4.25%, 03/15/23	490,000	448,970
7.38%, 11/15/31	770,000	779,771
Florida Power & Light Co.
3.80%, 12/15/42	525,000	465,816
Ford Motor Co.
4.75%, 01/15/43Δ	420,000	376,241
Ford Motor Credit Co., LLC
1.36%, 08/28/14†	700,000	703,634
5.63%, 09/15/15	3,100,000	3,356,640
8.00%, 12/15/16Δ	1,475,000	1,747,399
5.00%, 05/15/18	225,000	247,061
5.88%, 08/02/21	300,000	334,018
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18 144AΔ	80,000	77,396
3.10%, 03/15/20 144A	230,000	216,584
3.55%, 03/01/22Δ	460,000	423,815
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17Δ	250,000	280,000
Frontier Communications Corporation
8.50%, 04/15/20Δ	450,000	499,500
GE Capital Trust I
6.38%, 11/15/67†	321,000	340,661
General Electric Capital Corporation
1.63%, 07/02/15	1,170,000	1,187,741
6.00%, 08/07/19	1,850,000	2,155,696
4.38%, 09/16/20	330,000	351,616
5.88%, 01/14/38	150,000	166,138
General Electric Co.
0.85%, 10/09/15	210,000	210,589
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	90,000	89,944
3.25%, 05/15/18 144AΔ	70,000	68,250
4.25%, 05/15/23 144AΔ	80,000	73,300
Genworth Holdings, Inc.
7.70%, 06/15/20	125,000	147,768
7.20%, 02/15/21Δ	175,000	201,948
7.63%, 09/24/21Δ	225,000	266,339
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	442,790
Glencore Funding LLC
1.70%, 05/27/16 144A	225,000	221,838
2.50%, 01/15/19 144A	400,000	375,407
Goldman Sachs Capital II
4.00%, 12/01/49†	60,000	44,100

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Goldman Sachs Group, Inc.
5.25%, 10/15/13	$160,000	$160,238
6.00%, 05/01/14	90,000	92,809
5.75%, 10/01/16	1,900,000	2,120,845
5.95%, 01/18/18	1,000,000	1,131,489
6.00%, 06/15/20	460,000	523,058
5.25%, 07/27/21	110,000	118,898
6.25%, 02/01/41	550,000	618,306
HCA, Inc.
6.50%, 02/15/16Δ	686,000	745,167
7.88%, 02/15/20	125,000	135,078
7.69%, 06/15/25Δ	250,000	257,188
HCP, Inc. REIT
6.00%, 01/30/17	300,000	337,637
2.63%, 02/01/20Δ	300,000	285,053
Hess Corporation
8.13%, 02/15/19	280,000	348,825
7.88%, 10/01/29	260,000	326,832
Hewlett-Packard Co.
3.00%, 09/15/16	300,000	309,869
2.60%, 09/15/17Δ	300,000	303,212
HSBC USA, Inc.
2.38%, 02/13/15	1,700,000	1,738,741
Humana, Inc.
7.20%, 06/15/18	480,000	575,547
3.15%, 12/01/22	90,000	83,900
Hyundai Capital America
2.13%, 10/02/17 144AΔ	130,000	129,804
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	256,200
ING US, Inc.
2.90%, 02/15/18	60,000	60,306
International Lease Finance Corporation
6.50%, 09/01/14 144A	240,000	250,200
6.75%, 09/01/16 144A	840,000	926,100
8.63%, 01/15/22	250,000	289,375
John Deere Capital Corporation
2.25%, 04/17/19	160,000	160,959
1.70%, 01/15/20Δ	80,000	75,617
JPMorgan Chase & Co.
5.15%, 10/01/15Δ	1,890,000	2,034,761
1.10%, 10/15/15	750,000	751,813
4.40%, 07/22/20	980,000	1,038,894
4.35%, 08/15/21	70,000	72,632
3.25%, 09/23/22	275,000	259,931
3.38%, 05/01/23Δ	430,000	390,732
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	492,670
7.88%, 09/15/31	490,000	619,912
Kimberly-Clark Corporation
3.70%, 06/01/43Δ	500,000	438,777
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	200,000	201,742
Kraft Foods Group, Inc.
5.38%, 02/10/20	223,000	254,218
3.50%, 06/06/22	320,000	316,629
Kroger Co.
6.15%, 01/15/20	360,000	417,945
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	150,000	—
0.00%, 12/28/47+Ω†#	140,000	—
0.00%, 11/30/49+Ω†#	2,330,000	—
0.00%, 12/31/99+Ω†#	3,200,000	—
Lehman Escrow Bonds
0.00%, 12/31/99Ω†#	2,500,000	656,250
Liberty Property LP REIT
4.75%, 10/01/20	575,000	606,827
M&T Bank Corporation
6.88%, 12/29/49 144A	750,000	763,768
MarkWest Energy Partners LP
6.25%, 06/15/22	190,000	200,925
4.50%, 07/15/23Δ	425,000	402,688
MDC Holdings, Inc.
5.63%, 02/01/20	325,000	335,793
6.00%, 01/15/43	225,000	195,786
Medtronic, Inc.
4.45%, 03/15/20Δ	300,000	328,980
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	275,000	303,064
5.70%, 05/02/17	1,100,000	1,215,261
MetLife Capital Trust IV
7.88%, 12/15/67 144A	300,000	339,000
MetLife, Inc.
4.75%, 02/08/21	270,000	295,675
6.40%, 12/15/66	50,000	50,812
MetroPCS Wireless, Inc.
6.25%, 04/01/21 144AΔ	150,000	151,312
6.63%, 04/01/23 144AΔ	150,000	150,938
MidAmerican Energy Holdings Co.
6.50%, 09/15/37	70,000	82,951
Mondelez International, Inc.
5.38%, 02/10/20	367,000	414,970
Morgan Stanley
0.72%, 10/18/16†	340,000	334,683
4.75%, 03/22/17	60,000	64,835
6.25%, 08/28/17Δ	350,000	398,635
6.63%, 04/01/18	1,400,000	1,626,946
Mylan, Inc.
7.88%, 07/15/20 144A	400,000	456,620
NBCUniversal Media LLC
2.88%, 01/15/23Δ	750,000	714,690
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	316,242
NetApp, Inc.
2.00%, 12/15/17	375,000	369,558
News America, Inc.
5.40%, 10/01/43 144A	625,000	628,061
Nielsen Finance LLC
4.50%, 10/01/20Δ	300,000	290,250
NIKE, Inc.
3.63%, 05/01/43	375,000	325,664
Noble Energy, Inc.
4.15%, 12/15/21	620,000	646,587
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	500,000	576,197
Occidental Petroleum Corporation
3.13%, 02/15/22	300,000	289,940
2.70%, 02/15/23	360,000	333,275
Oracle Corporation
1.20%, 10/15/17Δ	470,000	462,057
Overseas Private Investment Corporation
0.26%, 11/18/13Ω†	3,500,000	3,564,792

40	See Notes to Schedules of Investments.

	Par	Value
Pacific Gas & Electric Co.
8.25%, 10/15/18	$130,000	$166,175
6.05%, 03/01/34	40,000	44,637
5.80%, 03/01/37	210,000	228,526
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,111,000
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	168,720
Penske Truck Leasing Co. LP
2.88%, 07/17/18 144A	575,000	575,251
PepsiCo, Inc.
0.70%, 08/13/15	520,000	520,964
7.90%, 11/01/18Δ	140,000	178,411
Pfizer, Inc.
7.20%, 03/15/39	600,000	816,088
Plains Exploration & Production Co.
6.50%, 11/15/20	70,000	75,187
6.88%, 02/15/23	20,000	21,550
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,852,210
Progress Energy, Inc.
7.75%, 03/01/31	350,000	450,122
PVH Corporation
4.50%, 12/15/22	410,000	389,500
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	424,000	444,842
QEP Resources, Inc.
5.25%, 05/01/23Δ	80,000	75,000
Range Resources Corporation
5.00%, 03/15/23Δ	150,000	144,750
Raytheon Co.
3.13%, 10/15/20	200,000	203,197
Regency Energy Partners LP
4.50%, 11/01/23 144AΔ	310,000	282,100
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	738,717
Reynolds Group Issuer, Inc.
7.13%, 04/15/19	500,000	533,750
Roche Holdings, Inc.
6.00%, 03/01/19 144A	300,000	356,929
Rock Tenn Co.
3.50%, 03/01/20	150,000	148,533
4.00%, 03/01/23	70,000	67,952
Roper Industries, Inc.
2.05%, 10/01/18	450,000	441,907
Rowan Cos., Inc.
4.88%, 06/01/22	175,000	180,886
Santander Holdings USA, Inc.
3.00%, 09/24/15	300,000	308,845
Service Corporation International
7.63%, 10/01/18	90,000	102,375
7.50%, 04/01/27	200,000	213,000
SESI LLC
7.13%, 12/15/21	80,000	87,800
Simon Property Group LP REIT
10.35%, 04/01/19	750,000	1,021,197
SLM Corporation
3.88%, 09/10/15	480,000	492,000
Southern Copper Corporation
5.25%, 11/08/42	660,000	535,582
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	518,371
Sprint Capital Corporation
6.88%, 11/15/28	40,000	35,900
8.75%, 03/15/32	120,000	122,550
Sprint Communications, Inc.
9.00%, 11/15/18 144AΔ	80,000	94,000
7.00%, 08/15/20Δ	40,000	40,900
State Street Corporation
4.96%, 03/15/18	530,000	583,665
SunTrust Banks, Inc.
3.60%, 04/15/16Δ	300,000	316,912
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	282,030
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	540,000	670,536
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,381,890
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	250,000	296,603
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	160,000	157,705
Time Warner Cable, Inc.
8.75%, 02/14/19	270,000	318,004
4.13%, 02/15/21Δ	50,000	47,293
5.88%, 11/15/40	130,000	110,983
Time Warner, Inc.
4.70%, 01/15/21	10,000	10,704
7.70%, 05/01/32	180,000	227,254
6.10%, 07/15/40	140,000	150,721
6.25%, 03/29/41	40,000	44,124
Time Warner Entertainment Co. LP
8.38%, 07/15/33	390,000	426,234
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	513,049
Transatlantic Holdings, Inc.
8.00%, 11/30/39	200,000	246,375
Union Bank NA
1.21%, 06/06/14†	2,600,000	2,615,317
2.13%, 06/16/17	700,000	704,481
United Airline 1995 Pass Through Trust A
9.56%, 10/19/18@	127,207	41,978
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	112,009	127,410
United Technologies Corporation
4.50%, 06/01/42	250,000	243,814
UnitedHealth Group, Inc.
1.63%, 03/15/19Δ	170,000	164,029
Univision Communications, Inc.
6.75%, 09/15/22 144AΔ	370,000	392,200
Verizon Communications, Inc.
1.78%, 09/15/16†	1,200,000	1,236,504
2.00%, 09/14/18†	400,000	421,100
3.65%, 09/14/18Δ	775,000	817,537
6.35%, 04/01/19	90,000	105,743

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
4.50%, 09/15/20	$1,385,000	$1,475,103
2.45%, 11/01/22	10,000	8,884
5.15%, 09/15/23	5,180,000	5,562,724
6.40%, 09/15/33	890,000	991,245
6.55%, 09/15/43	570,000	645,747
Vesey Street Investment Trust I
4.40%, 09/01/16 STEP	160,000	171,674
Wachovia Bank NA
6.60%, 01/15/38	275,000	333,492
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	580,000	527,800
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,921,332
5.63%, 10/15/16	250,000	280,318
Walgreen Co.
1.80%, 09/15/17	300,000	301,316
Walt Disney Co.
3.70%, 12/01/42Δ	233,000	200,950
Waste Management, Inc.
7.38%, 05/15/29	140,000	171,481
WEA Finance LLC
7.13%, 04/15/18 144A	400,000	476,650
WellPoint, Inc.
1.25%, 09/10/15	110,000	110,801
5.88%, 06/15/17	720,000	818,874
Wells Fargo & Co.
3.68%, 06/15/16 STEP	290,000	309,272
4.60%, 04/01/21Δ	70,000	76,133
3.45%, 02/13/23Δ	280,000	262,585
Wells Fargo Capital X
5.95%, 12/01/86	200,000	191,500
Williams Cos., Inc.
7.50%, 01/15/31	10,000	11,086
7.75%, 06/15/31	25,000	28,406
8.75%, 03/15/32	451,000	550,963
Xylem, Inc.
3.55%, 09/20/16	350,000	367,988

Total Corporate Bonds (Cost $152,743,038)		159,468,928

FOREIGN BONDS — 11.3%
Australia — 0.7%
Australia Government Bond
5.50%, 12/15/13(A)	400,000	375,487
5.75%, 05/15/21(A)	1,500,000	1,596,533
BHP Billiton Finance USA, Ltd.
3.25%, 11/21/21Δ	940,000	934,508
5.00%, 09/30/43	220,000	224,943
CNOOC Curtis Funding No. 1 Proprietary, Ltd.
4.50%, 10/03/23 144A	240,000	242,101
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	454,328
1.25%, 09/18/15	570,000	575,979
5.00%, 10/15/19 144AΔ	50,000	56,290
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16Δ	30,000	30,905
3.50%, 11/02/20	770,000	766,531
4.13%, 05/20/21Δ	110,000	112,036
3.75%, 09/20/21Δ	90,000	88,887

		5,458,528

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	217,151
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	162,514
Weatherford International, Ltd.
9.63%, 03/01/19	265,000	334,002

		713,667

Canada — 0.4%
Barrick Gold Corporation
3.85%, 04/01/22Δ	130,000	115,173
4.10%, 05/01/23 144A	450,000	397,030
Nexen, Inc.
6.40%, 05/15/37	225,000	247,559
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	120,303
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	342,000
Rogers Communications, Inc.
6.38%, 03/01/14Δ	90,000	92,138
6.75%, 03/15/15	10,000	10,848
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	413,111
Videotron, Ltd.
5.00%, 07/15/22Δ	300,000	286,500
Xstrata Finance Canada, Ltd.
2.05%, 10/23/15 144A	390,000	391,258
5.80%, 11/15/16 144A	80,000	87,456
2.70%, 10/25/17 144A	1,140,000	1,134,872

		3,638,248

Cayman Islands — 0.6%
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	259,197
6.13%, 10/06/16	271,000	297,082
5.75%, 01/20/20Δ	235,000	245,355
5.38%, 01/27/21	990,000	999,489
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	325,000	349,375
Transocean, Inc.
5.05%, 12/15/16	130,000	142,572
6.50%, 11/15/20	600,000	670,714
6.38%, 12/15/21	120,000	133,604
Vale Overseas, Ltd.
4.38%, 01/11/22Δ	932,000	902,590
8.25%, 01/17/34Δ	80,000	92,756
6.88%, 11/21/36Δ	511,000	520,808

		4,613,542

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	240,000	234,353
Chile Government International Bond
3.63%, 10/30/42	460,000	376,050

42	See Notes to Schedules of Investments.

	Par	Value
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	$210,000	$217,997

		828,400

Colombia — 0.2%
Colombia Government International Bond
4.38%, 07/12/21	341,000	352,935
4.00%, 02/26/24	930,000	913,725
Ecopetrol SA
5.88%, 09/18/23	170,000	177,225

		1,443,885

Dominican Republic — 0.0%
Dominican Republic International Bond
14.50%, 02/10/23+(V)	2,600,000	60,524

France — 0.3%
Banque PSA Finance SA
2.17%, 04/04/14 144A†@	800,000	796,998
BNP Paribas SA
2.38%, 09/14/17Δ	270,000	273,902
CGG
9.50%, 05/15/16Δ	229,000	241,881
7.75%, 05/15/17	155,000	159,844
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	720,000	791,100

		2,263,725

Germany — 0.3%
State of North Rhine-Westphalia
1.63%, 09/17/14	2,500,000	2,529,770

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	350,000	3

		14

India — 0.4%
ICICI Bank, Ltd.
2.01%, 02/24/14 144A†	3,400,000	3,404,515

Indonesia — 0.2%
Indonesia Government International Bond
5.38%, 10/17/23 144AΔ	360,000	360,000
8.50%, 10/12/35	230,000	280,600
7.75%, 01/17/38	490,000	561,050
Perusahaan Penerbit SBSN Indonesia
6.13%, 03/15/19 144A	200,000	209,500

		1,411,150

Ireland — 0.1%
MTS International Funding, Ltd.
5.00%, 05/30/23 144A	200,000	184,500
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.20%, 03/06/22 144A	320,000	296,000
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
6.49%, 02/02/16 144AΔ	230,000	244,375
7.75%, 02/02/21 144AΔ	200,000	216,000

		940,875

Israel — 0.3%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,427,866
5.50%, 12/04/23Δ	100,000	118,944
5.50%, 04/26/24	500,000	595,349

		2,142,159

Italy — 0.4%
Intesa Sanpaolo SpA
2.66%, 02/24/14 144A†	2,500,000	2,514,025
3.63%, 08/12/15 144A	290,000	294,464
3.88%, 01/16/18	775,000	762,651

		3,571,140

Japan — 0.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	342,673
Mizuho Bank, Ltd.
2.95%, 10/17/22 144AΔ	600,000	554,459
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	268,750
Softbank Corporation
4.50%, 04/15/20 144A	660,000	634,425
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	330,000	342,552

		2,142,859

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	260,000	266,171

Luxembourg — 0.6%
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	290,000	358,208
6.51%, 03/07/22	110,000	118,250
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/22 144A	3,100,000	3,332,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	542,500
Rosneft Finance SA
7.25%, 02/02/20	190,000	215,413

		4,566,871

Mexico — 0.9%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	309,816
5.00%, 03/30/20Δ	240,000	259,241
Mexican Bonos
8.00%, 06/11/20(M)	14,667,000	1,280,888
6.50%, 06/10/21(M)	1,625,000	130,469
6.50%, 06/09/22(M)	32,564,700	2,582,096
8.00%, 12/07/23(M)	4,024,300	352,063
7.50%, 06/03/27(M)	2,084,700	174,677

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.50%, 05/31/29(M)	$964,000	$86,159
7.75%, 05/29/31(M)	1,027,300	85,136
10.00%, 11/20/36(M)	3,800	383
7.75%, 11/13/42(M)	3,735,300	303,987
Mexico Government International Bond
6.05%, 01/11/40Δ	134,000	147,199
4.75%, 03/08/44	1,578,000	1,435,980
Petroleos Mexicanos
3.50%, 07/18/18	90,000	91,350
5.50%, 01/21/21Δ	370,000	397,750
4.88%, 01/18/24Δ	90,000	90,225

		7,727,419

Netherlands — 0.7%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	161,000	165,926
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 12/29/49 144A†	487,000	637,210
Deutsche Telekom International Finance BV
5.75%, 03/23/16	510,000	564,130
ING Bank NV
2.00%, 09/25/15 144A	725,000	735,223
5.80%, 09/25/23 144AΔ	340,000	344,045
Lukoil International Finance BV
6.66%, 06/07/22	500,000	542,500
Shell International Finance BV
4.38%, 03/25/20Δ	700,000	772,654
4.55%, 08/12/43	275,000	272,020
Volkswagen International Finance NV
1.00%, 03/21/14 144A†	100,000	100,392
0.86%, 04/01/14 144A†	1,500,000	1,503,668

		5,637,768

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
1.85%, 10/15/15 144A	220,000	223,533

Norway — 0.1%
Kommunalbanken AS
1.00%, 09/26/17 144AΔ	500,000	493,011

Russia — 0.2%
Russian Foreign Bond
4.88%, 09/16/23 144A	1,800,000	1,845,000

Singapore — 0.0%
Temasek Financial I, Ltd.
2.38%, 01/23/23 144A	330,000	302,854

Slovenia — 0.1%
Slovenia Government International Bond
5.50%, 10/26/22	210,000	196,088
Slovenia Government International Bond
5.50%, 10/26/22 144A	310,000	289,462

		485,550

South Korea — 0.5%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	238,802
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,632,662

		3,871,464

Spain — 0.3%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	560,000	566,268
4.66%, 10/09/15Δ	460,000	479,183
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	300,000	304,344
3.78%, 10/07/15 144A	100,000	102,044
Telefonica Emisiones SA Unipersonal
6.42%, 06/20/16Δ	90,000	99,116
6.22%, 07/03/17	20,000	22,138
3.19%, 04/27/18	350,000	345,705
5.88%, 07/15/19	70,000	75,994
5.13%, 04/27/20	140,000	143,687
5.46%, 02/16/21	200,000	205,292

		2,343,771

Supranational — 0.0%
Inter-American Development Bank
1.00%, 02/27/18	400,000	390,737

Sweden — 0.7%
Nordea Bank AB
1.17%, 01/14/14 144A†	3,400,000	3,408,758
3.70%, 11/13/14 144A	200,000	206,763
4.88%, 05/13/21 144A	640,000	665,235
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	871,344
Swedbank Hypotek AB
0.70%, 03/28/14 144A†	200,000	200,207

		5,352,307

Switzerland — 0.1%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	228,142
UBS AG
2.25%, 01/28/14	413,000	415,625

		643,767

Turkey — 0.1%
Turkey Government International Bond
5.63%, 03/30/21	160,000	167,040
6.25%, 09/26/22	410,000	441,878

		608,918

United Kingdom — 2.1%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,993,151
2.11%, 02/16/16(U)†	200,000	330,873
Bank of Scotland PLC
5.25%, 02/21/17 144AΔ	100,000	112,456
Barclays Bank PLC
1.31%, 01/13/14†	2,800,000	2,807,669
6.05%, 12/04/17 144A@Δ	755,000	841,772
BP Capital Markets PLC
5.25%, 11/07/13	940,000	944,222

44	See Notes to Schedules of Investments.

	Par	Value
3.88%, 03/10/15	$310,000	$324,628
3.56%, 11/01/21	50,000	49,854
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350,000	336,450
Lloyds Bank PLC
12.00%, 12/29/49 144A†	3,200,000	4,296,000
Northern Rock Asset Management PLC
5.63%, 06/22/17 144A	1,400,000	1,598,856
Royal Bank of Scotland PLC
9.50%, 03/16/22†	175,000	201,731
Royal Bank of Scotland Group PLC
5.00%, 10/01/14Δ	40,000	41,007
2.55%, 09/18/15	560,000	572,290
6.40%, 10/21/19	160,000	183,086
7.64%, 03/29/49†	200,000	192,000
Standard Chartered PLC
5.50%, 11/18/14 144A@	250,000	263,325
3.95%, 01/11/23 144A	375,000	353,416
WPP Finance UK
8.00%, 09/15/14	336,000	358,257

		16,801,043

Venezuela — 0.0%
Venezuela Government International Bond
12.75%, 08/23/22	30,000	30,030
8.25%, 10/13/24	50,000	37,875
9.25%, 09/15/27Δ	160,000	130,800

		198,705

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	3,940,000
Sinopec Group Overseas Development 2012, Ltd.
2.75%, 05/17/17 144A	230,000	235,037

		4,175,037

Total Foreign Bonds (Cost $91,125,036)		91,096,927

LOAN AGREEMENTS — 0.1%
Dell, Inc. Bridge Tl 1L
0.00%, 11/06/13Ω†@	600,000	597,000
Dell, Inc. Bridge Tl 2L
0.00%, 11/06/13Ω†@	400,000	398,000

Total Loan Agreements (Cost $995,000)		995,000

MORTGAGE-BACKED SECURITIES — 33.9%
ABN Amro Mortgage Corporation
0.00%, 06/25/33 IOΩ†	90	—
Aire Valley Mortgages PLC
0.47%, 09/20/66 144A†	149,788	141,768
0.49%, 09/20/66 144A†	358,502	337,709
0.59%, 09/20/66†	487,051	461,481
Alternative Loan Trust
5.50%, 10/25/33	90,252	95,485
0.50%, 11/20/35†	819,705	613,116
0.51%, 11/20/35†	1,583,374	1,167,286
0.45%, 01/25/36†	456,692	367,051
0.37%, 09/25/46†	1,022,198	657,464
American Home Mortgage Assets Trust
1.08%, 11/25/46†	1,140,992	606,523
Banc of America Commercial Mortgage Trust
5.89%, 07/10/44†	900,000	987,857
5.96%, 05/10/45†	30,000	33,097
5.42%, 09/10/45†	117,000	125,327
5.45%, 09/10/47	40,000	42,267
5.80%, 04/10/49†	75,000	82,476
Banc of America Mortgage 2004-F Trust
2.62%, 07/25/34†	169,459	169,999
Banc of America Re-REMIC Trust
5.66%, 02/17/51 144A†	100,000	109,247
Bear Stearns Adjustable Rate Mortgage Trust
2.73%, 02/25/33†	24,620	24,918
5.23%, 05/25/34†	82,657	79,464
2.60%, 03/25/35†	771,461	779,224
Bear Stearns ALT-A Trust
2.67%, 05/25/35†	463,629	461,126
Bear Stearns Commercial Mortgage Securities Trust
5.90%, 06/11/40†	110,000	123,732
5.60%, 06/11/50	2,537,625	2,834,512
5.92%, 06/11/50†	120,000	135,397
Bear Stearns Structured Products, Inc. Trust
2.56%, 01/26/36†	1,154,894	889,499
Berica ABS Srl
0.52%, 12/30/55(E)†	1,556,087	2,006,528
CHL Mortgage Pass-Through Trust
2.87%, 02/19/34†	838,174	829,191
0.42%, 03/25/36†	330,238	247,551
Citigroup Commercial Mortgage Trust
6.25%, 12/10/49†	1,651,286	1,880,567
Citigroup Global/Royal Bank of Scotland PLC
3.37%, 03/01/35	100,000	95,998
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	60,000	66,286
COMM 2006-C8 Mortgage Trust
5.31%, 12/10/46	500,000	548,285
Commercial Mortgage Pass-Through Certificates
2.82%, 11/15/45	30,000	28,336
Commercial Mortgage Trust
6.06%, 07/10/38†	177,000	193,492
Credit Suisse Commercial Mortgage Trust
5.38%, 02/15/40	1,510,221	1,625,029
5.62%, 01/15/49†	203,000	215,583
Credit Suisse First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†	116,958	1,292
0.00%, 08/25/33 IOΩ†	122,914	—

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DBUBS 2011-LC3 Mortgage Trust
9.11%, 08/10/44 IO 144AΩ†	$1,262,520	$46,734
Extended Stay America Trust
2.96%, 12/05/31 144A	100,000	97,724
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	1,545	1,549
7.00%, 04/01/15	3,916	3,929
7.00%, 12/01/15	3,455	3,466
8.50%, 06/01/18	2,316	2,511
4.50%, 09/01/18	7,603	8,038
2.78%, 09/25/22	299,108	306,022
8.00%, 08/01/24	1,936	2,224
4.00%, 10/01/25	649,196	687,151
5.50%, 02/01/27	109,793	119,044
7.50%, 11/01/29	6,650	7,792
7.50%, 12/01/29	10,300	11,904
7.50%, 02/01/31	23,396	26,388
2.36%, 07/01/31†	25,444	25,708
2.36%, 08/01/31†	3,267	3,277
7.50%, 11/01/31	9,466	9,614
2.73%, 04/01/32†	2,420	2,583
3.50%, 01/01/33	190,924	199,053
3.50%, 07/01/33	1,086,049	1,129,282
5.00%, 08/01/33	15,627	16,936
5.00%, 09/01/33	2,967	3,216
5.00%, 10/01/33	10,168	11,019
2.49%, 03/01/34†	3,825	4,054
5.00%, 12/01/34	261,439	282,866
5.00%, 03/01/35	482,868	522,502
5.00%, 05/01/35	3,937	4,258
5.50%, 05/01/35	546,469	595,214
5.00%, 07/01/35	13,604	14,739
5.00%, 08/01/35	205,708	222,282
5.00%, 09/01/35	16,913	18,262
5.00%, 10/01/35	4,836	5,220
5.00%, 11/01/35	528,537	569,189
5.50%, 11/01/35	93,798	101,606
5.00%, 12/01/35	34,529	37,653
5.50%, 01/01/36	56,711	61,737
6.00%, 02/01/36	785,549	865,204
5.00%, 05/01/36	10,498	11,319
3.12%, 01/01/37†	673,539	711,761
5.00%, 02/01/37	76,139	81,921
5.50%, 07/01/37	124,450	135,028
2.11%, 09/01/37†	60,457	63,744
5.00%, 03/01/38	1,935,966	2,084,425
5.50%, 04/01/38	36,420	39,384
5.00%, 12/01/38	2,475	2,663
5.00%, 02/01/39	5,331	5,736
5.50%, 04/01/39	780,193	843,814
4.50%, 06/01/39	318,912	339,094
5.00%, 09/01/39	1,580,565	1,700,600
6.50%, 09/01/39	130,805	144,794
5.50%, 08/01/40	847,107	916,058
4.50%, 03/01/41	12,028	12,819
5.00%, 06/01/41	14,550	15,784
4.00%, 10/01/42	96,701	100,932
3.50%, 11/01/42	780,350	785,725
3.50%, 12/01/42	91,018	91,646
3.50%, 01/01/43	585,490	589,526
3.50%, 02/01/43	395,589	398,320
3.50%, 04/01/43	197,737	199,748
4.00%, 04/01/43	198,527	207,230
7.00%, 04/01/43	78,842	90,101
3.50%, 05/01/43	785,477	798,358
4.00%, 05/01/43	99,230	104,460
4.00%, 06/01/43	99,565	104,816
4.00%, 07/01/43	394,637	415,082
4.00%, 08/01/43	199,443	208,166
Federal Home Loan Mortgage Corporation REMIC
0.55%, 04/15/22 POΩ†	9,345	9,236
2.76%, 09/15/31 IOΩ†	862,296	119,172
6.00%, 05/15/36	681,676	751,518
0.68%, 06/15/37†	577,120	578,150
18.57%, 07/15/37 IOΩ†	3,198,627	428,081
3.37%, 04/15/39 IOΩ†	726,862	135,584
1.53%, 09/15/39 IOΩ†	361,082	67,094
16.95%, 01/15/40 IOΩ†	806,219	102,439
4.53%, 05/15/40 IOΩ†	293,610	62,267
0.57%, 10/15/41 IOΩ†	441,672	84,428
8.95%, 11/15/41 IOΩ†	430,667	78,429
(0.30)%, 06/15/42 IOΩ†	89,248	22,500
4.81%, 06/15/42 IOΩ†	280,195	59,070
7.55%, 07/15/42 IOΩ†	92,648	19,661
1.31%, 08/15/42 IOΩ†	456,977	112,758
5.00%, 08/15/42 IOΩ†	91,738	19,877
5.59%, 10/15/42 IOΩ†	377,922	81,917
6.05%, 10/15/42 IOΩ†	463,875	98,275
3.45%, 11/15/42 IOΩ†	95,071	23,280
4.21%, 11/15/42 IOΩ†	95,189	22,261
5.74%, 11/15/42 IOΩ†	93,664	20,714
3.50%, 12/15/42 IOΩ†	193,283	48,851
6.92%, 01/15/43 IOΩ†	375,199	75,222
3.00%, 05/15/43	396,993	320,426
4.61%, 05/15/43 IOΩ†	492,166	117,507
3.00%, 07/15/43	201,001	157,186
Federal Housing Administration
8.70%, 10/01/18@	56,798	58,767
Federal National Mortgage Association
8.00%, 06/01/15	6,146	6,330
8.00%, 07/01/15	2,878	2,889
8.00%, 09/01/15	5,831	6,053
3.07%, 12/01/17	954,783	1,003,244
5.00%, 12/01/17	18,915	20,121
2.80%, 03/01/18	570,728	596,880
3.74%, 05/01/18	1,355,277	1,461,687
3.84%, 05/01/18	420,000	455,174
4.51%, 06/01/19	1,000,000	1,103,091
3.42%, 10/01/20	288,187	301,568
3.63%, 12/01/20	192,361	203,317
4.38%, 06/01/21	691,544	756,220
9.50%, 05/01/22	1,230	1,376
2.22%, 07/01/22†	6,911	6,946
5.50%, 09/01/23	145,539	157,972
5.50%, 10/01/23	29,637	32,229
5.00%, 05/01/24	99,169	107,851
9.50%, 07/01/24	2,271	2,556
5.50%, 05/01/25	897,947	948,688
3.50%, 10/01/25 TBA	2,400,000	2,532,375
3.50%, 11/01/25 TBA	1,000,000	1,051,719
2.20%, 07/01/27†	20,511	21,079
2.27%, 08/01/27†	39,583	42,132

46	See Notes to Schedules of Investments.

	Par	Value
2.50%, 10/01/27 TBA	$2,700,000	$2,715,187
3.00%, 10/01/27 TBA	3,300,000	3,416,531
2.20%, 11/01/27 CONV†	28,585	29,386
2.50%, 08/01/28	2,969,426	2,988,738
2.76%, 02/01/30†	114,963	122,955
2.51%, 06/01/30 CONV†	16,887	17,111
8.00%, 10/01/30	26,423	31,684
2.68%, 12/01/30 CONV†	6,376	6,483
2.20%, 01/01/31†	7,137	7,170
4.50%, 04/01/31	169,903	183,484
2.32%, 05/01/31†	15,251	15,489
4.50%, 05/01/31	567,463	616,706
4.50%, 06/01/31	171,176	186,011
4.50%, 11/01/31	235,293	253,857
6.00%, 11/01/31	5,246	5,805
4.50%, 12/01/31	325,401	351,027
6.00%, 01/01/32	66,784	72,969
6.00%, 03/01/32	20,234	22,156
6.00%, 04/01/32	256,690	282,072
2.20%, 06/01/32†	8,671	8,863
2.22%, 08/01/32†	11,114	11,681
2.25%, 02/01/33†	2,881	2,899
5.50%, 04/01/33	53,997	59,810
2.22%, 05/01/33†	49,468	51,823
6.00%, 05/01/33	557	611
5.00%, 07/01/33	81,933	89,083
5.00%, 08/01/33	6,489	7,094
5.00%, 09/01/33	769,081	835,793
5.50%, 09/01/33	11,009	12,038
5.00%, 12/01/33	623,674	678,548
5.50%, 12/01/33	15,143	16,628
6.00%, 12/01/33	953	1,055
5.50%, 02/01/34	27,574	30,152
5.50%, 04/01/34	2,950	3,234
5.50%, 05/01/34	136,080	149,437
5.50%, 08/01/34	6,258	6,917
5.50%, 10/01/34	286	316
6.00%, 10/01/34	31,987	34,957
5.50%, 11/01/34	13,916	15,202
2.24%, 12/01/34†	160,368	168,987
5.50%, 12/01/34	31,860	34,731
6.00%, 12/01/34	707	772
5.50%, 02/01/35	3,435	3,751
6.00%, 05/01/35	1,357,833	1,500,220
5.00%, 07/01/35	492,542	534,924
5.50%, 07/01/35	363	402
6.00%, 07/01/35	340,261	375,745
5.50%, 08/01/35	600	654
6.00%, 08/01/35	151	165
5.50%, 09/01/35	118,264	128,869
5.00%, 10/01/35	270,241	293,888
6.00%, 10/01/35	55,885	61,355
2.09%, 11/01/35†	101,635	106,843
2.13%, 11/01/35†	99,734	105,093
2.13%, 11/01/35†	139,074	146,212
2.14%, 11/01/35†	126,621	133,126
2.14%, 11/01/35†	89,478	94,033
2.20%, 11/01/35†	17,941	18,445
6.00%, 11/01/35	702,257	776,689
5.50%, 12/01/35	2,865	3,167
6.00%, 12/01/35	12,873	14,101
6.00%, 02/01/36	8,194	8,973
6.00%, 03/01/36	8,916	9,849
5.50%, 04/01/36	103,558	109,527
6.00%, 04/01/36	13,183	14,569
3.85%, 05/01/36†	163,890	172,458
5.50%, 09/01/36	23,120	25,267
5.50%, 11/01/36	272,302	296,515
6.00%, 01/01/37	2,735	2,985
1.77%, 02/01/37†	785,875	818,369
5.50%, 02/01/37	365	398
5.50%, 03/01/37	15,898	17,324
5.50%, 04/01/37	591	644
5.50%, 05/01/37	701	770
5.50%, 06/01/37	283	308
6.00%, 06/01/37	404	441
6.00%, 07/01/37	2,437,559	2,666,276
5.50%, 08/01/37	715,617	779,835
6.00%, 10/01/37 TBA	3,000,000	3,281,250
6.50%, 10/01/37	153,310	172,271
7.00%, 10/01/37	15,882	16,788
7.00%, 11/01/37	11,149	13,462
2.20%, 12/01/37†	68,646	71,400
7.00%, 12/01/37	10,808	12,424
2.20%, 01/01/38†	42,887	44,570
5.50%, 02/01/38	9,395	10,241
7.00%, 02/01/38	13,904	16,768
4.50%, 03/01/38	20,433	21,786
5.50%, 03/01/38	943	1,035
6.00%, 03/01/38	2,286	2,501
4.50%, 04/01/38	676,478	721,731
6.00%, 04/01/38	815	891
5.50%, 05/01/38	254	279
5.50%, 06/01/38	1,288	1,413
5.50%, 07/01/38	145,891	159,220
5.50%, 08/01/38	219,666	239,485
7.00%, 08/01/38	15,002	17,540
5.50%, 09/01/38	695	762
4.50%, 10/01/38 TBA	2,000,000	2,135,938
7.00%, 11/01/38	84,423	94,728
5.50%, 12/01/38	502	546
7.00%, 02/01/39	35,604	39,474
6.00%, 12/01/39	1,240,625	1,353,912
1.56%, 06/01/40†	64,179	66,666
5.00%, 08/01/40	69,750	75,896
4.00%, 09/01/40	455,815	478,224
1.56%, 10/01/40†	178,658	185,587
3.50%, 10/01/40 TBA	6,500,000	6,616,797
2.20%, 11/01/40†	27,145	27,950
4.00%, 11/01/40 TBA	4,000,000	4,181,875
4.00%, 12/01/40	536,019	562,287
4.50%, 01/01/41	1,472,539	1,572,962
4.00%, 03/01/41	29,412	30,849
4.50%, 06/01/41	826,486	883,425
4.50%, 08/01/41	171,808	183,790
4.50%, 09/01/41	515,552	551,332
4.00%, 10/01/41 TBA	10,900,000	11,433,078
4.50%, 10/01/41	44,992	48,118
4.50%, 11/01/41	627,067	671,599
4.00%, 01/01/42	17,814	18,690
5.00%, 05/01/42	246,499	268,453
4.00%, 06/01/42	97,741	102,700
3.00%, 08/01/42	363,499	355,600
3.00%, 09/01/42	314,920	308,191
2.50%, 10/01/42	666,752	620,141
3.00%, 10/01/42 TBA	6,000,000	5,861,250
3.50%, 10/01/42	1,841,734	1,854,036
4.00%, 10/01/42	388,382	404,726

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.00%, 10/01/42 TBA	$3,900,000	$4,229,062
3.00%, 11/01/42	141,574	138,510
3.00%, 12/01/42	1,943,590	1,901,330
3.50%, 12/01/42	583,080	588,920
4.00%, 12/01/42	279,343	298,449
2.50%, 01/01/43	7,999,993	7,440,234
3.00%, 01/01/43	1,812,984	1,767,817
3.00%, 02/01/43	499,993	489,210
3.00%, 03/01/43	440,575	431,155
3.50%, 03/01/43	294,119	297,068
3.00%, 04/01/43	1,515,356	1,482,138
3.50%, 04/01/43	1,281,831	1,294,690
4.00%, 04/01/43	97,395	102,716
2.50%, 05/01/43	994,615	924,991
3.00%, 05/01/43	22,347,506	21,851,236
3.50%, 05/01/43	98,846	99,838
4.00%, 05/01/43	393,209	413,605
3.00%, 06/01/43	97,959	95,867
4.00%, 06/01/43	991,320	1,043,779
3.00%, 07/01/43	1,841,790	1,801,577
4.00%, 07/01/43	989,253	1,041,158
4.00%, 08/01/43	299,095	311,626
Federal National Mortgage Association Interest STRIP
3.98%, 04/25/27 IOΩ†	743,361	89,098
21.98%, 11/25/39 IOΩ†	164,023	19,744
17.22%, 11/25/41 IOΩ†	395,253	44,956
16.33%, 04/25/42 IOΩ†	1,022,869	147,391
Federal National Mortgage Association REMIC
25.00%, 08/25/21 IOΩ†	83	1,337
25.00%, 10/25/21 IOΩ†	135	2,704
4.35%, 07/25/27 IOΩ†	2,032,759	257,441
0.78%, 05/25/30†	92,163	92,185
0.63%, 10/18/30†	23,755	23,716
6.50%, 10/25/35 IO@	256,476	37,739
18.32%, 03/25/37 IOΩ†	2,020,246	278,619
18.33%, 11/25/37 IOΩ†	21,632	2,766
2.07%, 03/25/39 IOΩ†	194,965	43,293
3.11%, 03/25/39 IOΩ†	549,653	113,518
3.73%, 05/25/39 IOΩ†	278,500	51,153
6.50%, 06/25/39	75,266	84,110
(1.00)%, 07/25/39 IOΩ†	242,925	50,282
3.50%, 12/25/39 IOΩ†	667,463	122,792
5.82%, 05/25/40 IO†@	517,685	71,413
2.83%, 07/25/40 IOΩ†	570,613	122,028
(0.87)%, 10/25/40 IOΩ†	913,317	209,374
0.00%, 11/25/40 IOΩ†@	322,356	46,266
5.82%, 11/25/40 IO†@	521,028	64,138
21.86%, 12/25/40 IOΩ†	224,358	25,541
15.68%, 01/25/41 IOΩ†	365,426	51,301
8.92%, 02/25/41 IOΩ†	89,191	16,202
5.00%, 06/25/41	750,000	823,062
5.50%, 07/25/41	901,001	993,459
17.09%, 07/25/41 IOΩ†	424,711	55,684
0.73%, 09/25/41†	5,347,557	5,399,872
14.24%, 09/25/41 IOΩ†	1,054,448	142,102
14.59%, 10/25/41 IOΩ†	1,168,439	171,282
6.26%, 03/25/42 IOΩ†	524,205	91,482
5.50%, 04/25/42	1,900,000	2,095,105
6.00%, 05/25/42	655,682	723,801
1.80%, 07/25/42 IOΩ†	162,821	39,102
6.50%, 07/25/42	1,072,395	1,206,297
6.52%, 09/25/42 IOΩ†	275,854	56,638
4.30%, 10/25/42 IOΩ†	284,019	70,181
2.90%, 11/25/42 IOΩ†	192,162	48,403
5.01%, 11/25/42 IOΩ†	284,401	66,054
3.35%, 12/25/42 IOΩ†	96,735	23,689
3.41%, 12/25/42 IOΩ†	281,457	65,984
3.99%, 12/25/42 IOΩ†	190,474	43,471
5.63%, 12/25/42 IOΩ†	282,108	60,407
5.69%, 12/25/42 IOΩ†	473,127	100,322
12.89%, 01/25/43 IOΩ†	991,053	177,535
3.26%, 03/25/43 IOΩ†	194,777	48,911
2.50%, 04/25/43	200,834	143,516
Federal National Mortgage Association
2.50%, 10/01/42 TBA	200,000	185,812
FHLMC Multifamily Structured Pass Through Certificates
4.93%, 02/25/18 IOΩ†	5,405,802	311,519
5.12%, 05/25/18 IOΩ†	1,953,146	161,376
4.32%, 11/25/19	1,100,000	1,210,593
4.81%, 01/25/20 IOΩ†	3,794,647	198,862
4.44%, 04/25/20 IOΩ†	2,524,670	149,880
4.71%, 06/25/20 IOΩ†	2,154,600	180,198
3.74%, 08/25/20 IOΩ†	1,263,612	95,616
4.53%, 07/25/21 IOΩ†	1,429,802	144,302
4.42%, 10/25/21 IOΩ†	901,531	89,239
4.60%, 12/25/21 IOΩ†	738,826	66,566
25.00%, 09/25/22 IOΩ†	149,527	9,232
2.52%, 01/25/23	1,100,000	1,042,943
2.64%, 01/25/23	1,800,000	1,712,237
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51	3,500,000	3,849,120
FHLMC Structured Pass-Through Securities
3.25%, 04/25/23	1,700,000	1,693,127
1.55%, 07/25/44†	1,366,299	1,391,061
First Horizon Alternative Mortgage Securities Trust
2.32%, 06/25/34†	680,241	649,975
FREMF Mortgage Trust
4.16%, 11/25/44 144A	300,000	294,819
4.02%, 01/25/47 144A	225,000	211,276
Government National Mortgage Association
3.95%, 07/15/25	159,318	166,658
7.00%, 10/15/25	13,005	13,356
7.00%, 01/15/26	5,637	6,347
7.00%, 07/15/27	74,339	86,468
7.00%, 12/15/27	1,332	1,382
7.00%, 01/15/28	15,976	16,490
7.00%, 03/15/28	99,560	113,828
7.00%, 07/15/28	15,016	16,942
7.50%, 07/15/28	13,333	13,816
2.50%, 08/15/28	995,070	1,000,630
6.50%, 08/15/28	7,274	8,157
7.00%, 08/15/28	22,050	25,900
7.50%, 08/15/28	10,081	11,507
6.50%, 09/15/28	32,211	36,162
7.00%, 10/15/28	39,629	42,887
7.50%, 03/15/29	28,227	33,976
7.50%, 11/15/29	21,446	22,430
1.63%, 11/20/29†	47,658	49,530
8.50%, 08/15/30	2,136	2,512

48	See Notes to Schedules of Investments.

	Par	Value
8.50%, 11/20/30	$11,417	$13,583
6.50%, 08/15/31	56,046	63,245
7.50%, 08/15/31	14,089	16,164
6.50%, 10/15/31	96,639	108,882
6.00%, 11/15/31	290,449	320,124
6.50%, 11/15/31	201,996	227,942
6.00%, 12/15/31	68,567	75,572
6.00%, 01/15/32	133,124	148,360
6.00%, 02/15/32	228,592	251,948
6.50%, 02/15/32	164,412	184,783
6.00%, 04/15/32	85,866	94,815
7.50%, 04/15/32	68,823	71,817
6.50%, 06/15/32	110,050	124,185
6.50%, 07/15/32	2,054	2,318
6.50%, 08/15/32	247,063	278,797
6.50%, 09/15/32	229,937	259,472
6.00%, 10/15/32	148,357	163,514
5.50%, 11/15/32	49,738	54,902
6.00%, 11/15/32	124,551	137,616
6.00%, 12/15/32	61,063	67,302
6.50%, 12/15/32	21,862	24,671
5.50%, 01/15/33	42,387	46,654
6.00%, 01/15/33	86,105	94,903
5.50%, 02/15/33	42,024	46,383
6.00%, 02/15/33	65,977	72,718
5.50%, 03/15/33	41,691	46,016
6.50%, 04/15/33	463,516	523,053
6.00%, 05/15/33	358,718	395,368
6.00%, 06/15/33	22,188	24,455
5.50%, 07/15/33	45,011	49,631
5.50%, 08/15/33	26,445	29,188
5.50%, 09/15/33	21,968	24,328
6.00%, 10/15/33	181,072	199,572
6.50%, 10/15/33	164,807	185,976
6.00%, 12/15/33	378,241	416,887
5.50%, 04/15/34	23,449	25,950
5.50%, 05/15/34	26,646	29,487
6.50%, 08/15/34	416,043	487,217
5.50%, 09/15/34	232,641	257,450
5.50%, 12/15/34	180,940	200,239
5.50%, 01/15/35	196,270	217,325
8.75%, 02/16/36 IOΩ†	580,958	73,380
0.48%, 03/20/37†	1,036,381	1,038,993
0.48%, 05/20/37†	463,844	464,169
8.90%, 02/20/38 IOΩ†	448,949	67,671
6.00%, 09/20/38	711,117	781,959
5.00%, 10/15/38 TBA	1,000,000	1,086,406
11.03%, 03/20/39 IOΩ†	150,059	22,512
11.02%, 01/20/40 IOΩ†	184,029	31,906
4.50%, 03/15/40	331,630	356,430
5.00%, 07/20/40	49,483	54,232
5.00%, 09/20/40	197,082	216,007
4.00%, 10/15/40 TBA	3,000,000	3,164,062
6.00%, 10/20/40	84,725	93,762
6.00%, 01/20/41	103,681	114,739
4.50%, 04/20/41	982,787	1,063,359
4.00%, 10/20/41 TBA	2,200,000	2,328,562
3.00%, 10/15/42 TBA	500,000	492,891
3.50%, 10/15/42 TBA	1,900,000	1,953,141
3.50%, 10/20/42 TBA	2,100,000	2,166,281
2.50%, 12/15/42	2,534,439	2,364,067
2.50%, 12/20/42	48,634	45,353
2.50%, 01/15/43	211,886	197,683
2.50%, 02/15/43	971,610	906,540
2.50%, 03/15/43	167,440	156,190
2.50%, 06/15/43	1,868,193	1,741,237
3.00%, 06/15/43	999,900	987,459
2.50%, 06/20/43	994,810	927,227
2.50%, 07/15/43	227,088	211,844
3.00%, 08/15/43	15,999,886	15,801,239
0.59%, 12/20/60†	456,886	450,208
0.67%, 03/20/61†	536,130	530,950
0.69%, 03/20/61†	356,416	353,255
0.54%, 12/20/62†	1,759,805	1,726,877
Granite Master Issuer PLC
0.26%, 12/20/54†	1,862,286	1,834,392
0.32%, 12/20/54†	444,725	438,064
0.33%, 12/20/54(E)†	222,363	297,515
0.35%, 12/20/54(E)†	27,795	37,189
0.71%, 12/20/54(U)†	55,591	88,736
0.73%, 12/20/54(U)†	528,111	842,995
0.81%, 12/20/54(U)†	55,591	88,736
Granite Mortgages PLC
0.60%, 01/20/44(E)†	161,068	215,341
0.89%, 01/20/44(U)†	48,898	78,390
GreenPoint Mortgage Funding Trust
0.36%, 01/25/37†	981,538	649,242
GS Mortgage Securities Corporation II
4.24%, 08/10/46†	40,000	41,533
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	116,000	114,872
GS Mortgage Securities Trust
4.56%, 08/10/44 IO 144AΩ†	467,515	35,068
4.18%, 07/10/46†	80,000	82,832
GSMPS Mortgage Loan Trust
0.64%, 02/25/35 144A†	108,246	98,866
GSR Mortgage Loan Trust
2.66%, 09/25/35†	495,522	492,564
Impac CMB Trust
0.90%, 10/25/34†	80,327	67,229
0.44%, 11/25/35†	832,074	628,216
IndyMac ARM Trust
1.78%, 01/25/32†	7,599	7,162
IndyMac INDX Mortgage Loan Trust
0.37%, 09/25/46†	1,077,365	845,838
JP Morgan Alternative Loan Trust
0.44%, 01/25/36†	422,597	365,241
JP Morgan Chase Commercial Mortgage Securities Trust
5.44%, 05/15/45	158,000	173,291
5.93%, 02/12/51†	300,000	334,524
6.08%, 02/12/51†	10,000	11,255
JP Morgan Mortgage Trust
4.06%, 02/25/35†	181,472	182,750
LB Commercial Mortgage Trust
6.04%, 07/15/44†	1,951,411	2,181,574
6.08%, 07/15/44†	80,000	89,023
LB-UBS Commercial Mortgage Trust
25.00%, 06/15/36 IO 144AΩ†@	602,111	2,024
6.42%, 09/15/45†	70,000	79,092

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Leek Finance Number Eighteen PLC
0.51%, 09/21/38†	$325,536	$330,868
Leek Finance PLC
0.50%, 12/31/37†	35,664	49,664
Luminent Mortgage Trust
0.35%, 12/25/36†	2,463,892	1,752,717
0.38%, 02/25/46†	734,069	488,864
MASTR Adjustable Rate Mortgages Trust
2.47%, 05/25/34†	222,271	218,032
0.82%, 11/25/34†	438,975	422,897
2.49%, 11/25/35 144A†	902,001	589,144
Merrill Lynch Mortgage Investors Trust
1.09%, 11/25/29†	303,969	293,655
1.67%, 10/25/35†	69,413	67,015
MLCC Mortgage Investors, Inc.
0.86%, 04/25/28†	295,233	290,198
Morgan Stanley Bank of America Merrill Lynch Trust
5.05%, 08/15/45 IO 144AΩ†	1,005,473	99,519
2.92%, 02/15/46	120,000	113,935
3.21%, 02/15/46	121,000	114,022
3.10%, 05/15/46	300,000	287,244
3.46%, 05/15/46	140,000	133,352
Morgan Stanley Capital I Trust
5.48%, 02/12/44†	50,000	55,403
Permanent Master Issuer PLC
1.67%, 07/15/42 144A†@	1,000,000	1,003,324
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,245,036	3,091,809
6.00%, 05/25/35 144A	2,820,557	2,859,022
Reperforming Loan REMIC Trust
0.60%, 11/25/34 144A†	15,432	13,359
0.54%, 03/25/35 144A†	61,792	53,827
Sequoia Mortgage Trust
0.73%, 07/20/33†	180,316	170,755
Structured Adjustable Rate Mortgage Loan Trust
0.52%, 08/25/35†	305,431	277,976
Structured Asset Mortgage Investments II Trust
0.43%, 07/19/35†	183,096	164,335
Structured Asset Securities Corporation
0.53%, 06/25/35 144A†	181,683	146,316
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	110,000	103,469
VNO 2012-6AVE Mortgage Trust
3.00%, 11/15/30 144A	100,000	94,097
Wachovia Bank Commercial Mortgage Trust
5.38%, 12/15/43	140,000	149,043
Washington Mutual Mortgage Pass-Through Certificates
2.49%, 02/25/33†	11,966	11,781
2.43%, 02/25/37†	637,543	495,092
4.67%, 02/25/37†	431,910	353,458
1.55%, 06/25/42†	28,015	25,356
0.47%, 07/25/45†	292,713	269,631
0.91%, 04/25/47†	1,077,370	960,416
Wells Fargo Alternative Loan 2007-PA6 Trust
2.73%, 12/28/37†	1,309,605	1,052,714
Wells Fargo Commercial Mortgage Trust
4.22%, 07/15/46†	60,000	62,105
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust
2.69%, 08/25/33†	337,635	343,223
WF-RBS Commercial Mortgage Trust
5.74%, 02/15/44 IO 144AΩ†	1,541,373	63,511
4.58%, 06/15/45 IO 144AΩ†	324,166	32,238

Total Mortgage-Backed Securities (Cost $272,125,527)		272,973,129

MUNICIPAL BONDS — 2.8%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	3,300,000	3,744,510
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	300,000	389,283
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	257,635
Arizona State University, Revenue Bond, Series A
5.00%, 07/01/43	40,000	41,372
California State University, Revenue Bond, Series A
5.00%, 11/01/37	290,000	302,235
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,025,288
City of Richmond, General Obligation, Series A
5.00%, 03/01/27	40,000	45,116
5.00%, 03/01/28	40,000	44,672
5.00%, 03/01/29	50,000	55,502
City Public Service Board of San Antonio, Revenue Bond
5.00%, 02/01/43	150,000	155,769
Commonwealth of Massachusetts, General Obligation, Series E
5.00%, 08/01/40	255,000	267,954
Illinois Finance Authority, University of Chicago, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	1,973,880
Los Angeles Community College District, General Obligation
6.75%, 08/01/49	300,000	371,244
Los Angeles Community College District, General Obligation, Series D
6.68%, 08/01/36	300,000	363,885

50	See Notes to Schedules of Investments.

	Par	Value
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series A
5.50%, 06/15/50	$250,000	$254,318
New Jersey Economic Development Authority, Rutgers University, Revenue Bond
5.00%, 06/15/46	50,000	51,233
New Jersey State Turnpike Authority, Revenue Bond, Series A
5.00%, 01/01/43	60,000	61,188
New Jersey State Turnpike Authority, Revenue Bond, Series B
5.00%, 01/01/25	200,000	221,676
5.00%, 01/01/26	400,000	440,376
5.00%, 01/01/27	400,000	434,176
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bond, Series AA
5.00%, 06/15/36	265,000	272,158
5.00%, 06/15/38	150,000	153,066
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bond, Series A
5.00%, 06/15/42	90,000	91,517
New York City Liberty Development Corporation, Revenue Bond
5.00%, 12/15/41	80,000	81,612
New York City Water & Sewer System, Revenue Bond, Series BB
5.00%, 06/15/47	40,000	41,278
New York City Water & Sewer System, Revenue Bond, Series CC
5.00%, 06/15/45	250,000	258,130
5.00%, 06/15/47	250,000	258,330
New York City Water & Sewer System, Revenue Bond, Series EE
5.00%, 06/15/47	300,000	309,996
New York City, General Obligation, Series E
5.00%, 08/01/25	250,000	283,658
New York City, General Obligation, Series I
5.00%, 08/01/24	250,000	289,965
New York City, General Obligation, Series J
5.00%, 08/01/25	50,000	57,264
New York State Dormitory Authority, Revenue Bond, Series A
5.00%, 12/15/26	30,000	33,940
5.00%, 12/15/27	100,000	111,957
New York State Urban Development Corporation, Revenue Bond, Series C
5.00%, 03/15/27	180,000	202,025
5.00%, 03/15/30	260,000	283,709
5.00%, 03/15/31	260,000	281,991
5.00%, 03/15/32	260,000	280,501
Northeast Ohio Regional Sewer District, Revenue Bond
5.00%, 11/15/43	90,000	93,834
Ohio State Turnpike Commission, Infrastructure Project, Revenue Bond
5.25%, 02/15/39	250,000	261,465
5.00%, 02/15/48	455,000	459,723
Ohio State Turnpike Commission, Revenue Bond, Series A
5.00%, 02/15/48	80,000	82,286
Pennsylvania Turnpike Commission, Revenue Bond, Series C
5.00%, 12/01/43	70,000	70,998
Port Authority of New York & New Jersey, Revenue Bond
4.46%, 10/01/62	2,800,000	2,369,444
Private Colleges & Universities Authority, Emory University, Revenue Bond, Series A
5.00%, 10/01/43	340,000	361,444
State of California, General Obligation
5.00%, 09/01/25	120,000	135,929
5.00%, 09/01/27	250,000	274,792
5.00%, 09/01/28	250,000	272,205
5.00%, 09/01/32	255,000	269,905
5.00%, 09/01/33	250,000	264,405
7.95%, 03/01/36	165,000	191,212
7.55%, 04/01/39	385,000	501,462
5.00%, 04/01/42	110,000	112,521
5.00%, 04/01/43	415,000	425,084
State of California, General Obligation, Series B
5.00%, 09/01/23	160,000	186,808
State of Connecticut, General Obligation, Series C
5.00%, 07/15/24	50,000	58,284
State of Illinois, General Obligation
7.35%, 07/01/35	375,000	399,112
Utah Transit Authority, Revenue Bond
5.00%, 06/15/42	160,000	163,614
Washington State, General Obligation, Series A
5.00%, 08/01/33	250,000	268,665
5.00%, 08/01/34	270,000	287,456
5.00%, 08/01/35	250,000	264,920
Washington State, Motor Vehicle Fuel Tax, General Obligation, Series B
5.00%, 08/01/33	250,000	268,665

Total Municipal Bonds (Cost $22,943,192)		22,836,642

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $128.50, Expires 11/22/13 (MLCS)	19	$9,500
Euro-BOBL, Strike Price $99.50, Expires 12/14/13 (AD)	82	9,225
Long U.S. Treasury Bond, Strike Price $134.00, Expires 10/26/13 (MLCS)	18	19,969

		38,694

Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.50, Expires 10/26/13 (GSC)	19	5,344
2-Year Eurodollar Mid-Curve Option, Strike Price $98.50, Expires 10/12/13 (AD)	49	1,225

		6,569

	Notional Amount
Put Swaptions — 0.1%
3-Month LIBOR, Strike Price $3.45, Expires 09/21/15 (RBS)	$2,300,000	323,105

Total Purchased Options (Cost $210,668)		368,368

	Par
U.S. TREASURY OBLIGATIONS — 24.5%
U.S. Treasury Bills
0.04%, 01/02/14	$2,700,000	2,699,957
0.14%, 05/29/14	1,194,000	1,193,671
0.11%, 07/24/14Δ	1,100,000	1,099,458
0.12%, 07/24/14	167,000	166,918
0.12%, 08/21/14	2,400,000	2,398,406

		7,558,410

U.S. Treasury Bonds
2.75%, 08/15/42Δ	3,428,000	2,842,296
2.75%, 11/15/42Δ	426,600	353,178
2.88%, 05/15/43Δ	8,508,000	7,222,492
3.63%, 08/15/43Δ	3,180,000	3,143,729

		13,561,695

U.S. Treasury Inflationary Index Bonds
2.00%, 01/15/14	1,000,000	1,270,876
1.25%, 04/15/14Δ	1,900,000	2,115,576
2.00%, 07/15/14	1,780,000	2,262,716
1.13%, 01/15/21Δ	4,700,000	5,409,179
0.13%, 01/15/22Δ	6,600,000	6,733,437
0.13%, 07/15/22Δ	2,600,000	2,604,199
0.13%, 01/15/23Δ	2,000,000	1,970,791
2.13%, 02/15/40Δ	950,000	1,217,536
2.13%, 02/15/41Δ	1,700,000	2,153,502
0.75%, 02/15/42Δ	300,000	266,218

		26,004,030

U.S. Treasury Notes
1.25%, 03/15/14	100,000	100,549
0.25%, 04/30/14	8,900,000	8,909,559
1.00%, 05/15/14Δ	3,900,000	3,922,394
0.25%, 05/31/14Δ	7,400,000	7,408,525
0.63%, 07/15/14	8,006,000	8,039,617
0.13%, 07/31/14Δ	3,500,000	3,501,025
0.50%, 08/15/14Δ	200,000	200,684
0.25%, 09/30/14	1,100,000	1,101,526
0.25%, 11/30/14Δ	4,600,000	4,605,479
0.25%, 03/31/15Δ	18,100,000	18,109,901
0.25%, 09/30/15	7,000,000	6,989,885
0.75%, 10/31/17	3,130,000	3,087,451
2.88%, 03/31/18	900,000	964,969
0.63%, 04/30/18Δ	33,230,000	32,303,182
1.38%, 06/30/18Δ	11,200,000	11,230,184
1.38%, 07/31/18Δ	7,490,000	7,503,752
1.50%, 08/31/18Δ	4,700,000	4,731,762
1.38%, 09/30/18	2,000,000	1,998,672
1.88%, 06/30/20	11,480,000	11,428,432
2.63%, 08/15/20Δ	500,000	521,933
2.00%, 09/30/20	8,840,000	8,832,406
1.75%, 05/15/23	4,040,000	3,744,102
2.50%, 08/15/23Δ	880,000	871,131

		150,107,120

Total U.S. Treasury Obligations (Cost $198,296,179)		197,231,255

	Shares
PREFERRED STOCKS — 0.4%
GMAC Capital Trust I,
8.125%, 02/15/40	23,879	638,763
Wells Fargo & Co.,
7.50%, 12/31/49	2,400	2,730,024

Total Preferred Stocks (Cost $2,012,980)		3,368,787

	Par
REPURCHASE AGREEMENTS — 4.2%
Barclays Capital, Inc.
0.07% (dated 09/30/13, due 10/01/13, repurchase price $11,300,022, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 01/15/22, total market value $11,901,011)	$11,300,000	11,300,000
0.06% (dated 10/01/13, due 10/02/13, repurchase price $17,000,028, collateralized by U.S. Treasury Inflationary Index Bond, 0.125%, due 04/15/18, total market value $17,511,793)	17,000,000	17,000,000
Citigroup Global Markets, Inc.
0.08% (dated 09/30/13, due 10/01/13, repurchase price $5,500,012, collateralized by U.S. Treasury Note, 1.000%, due 05/31/18, total market value $5,617,583)	5,500,000	5,500,000

Total Repurchase Agreements (Cost $33,800,000)		33,800,000

52	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 20.6%
GuideStone Money Market Fund (GS4 Class)¥	44,318,822	$44,318,822
Northern Institutional Liquid Assets Portfolio§	121,819,307	121,819,307

Total Money Market Funds (Cost $166,138,129)		166,138,129

TOTAL INVESTMENTS — 123.9% (Cost $990,894,581)		997,940,308

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Options — 0.0%
Euro-BOBL, Strike Price $99.625, Expires 12/14/13 (ADV)	(82)	(512)

Put Options — 0.0%
2-Year Eurodollar Mid-Curve Option, Strike Price $98.25, Expires 10/12/13 (ADV)	(49)	(306)

	Notional Amount
3-Month LIBOR, Strike Price $0.37, Expires 10/18/13 (GSC)	$(2,100,000)	(1,035)
3-Month LIBOR, Strike Price $1.90, Expires 10/18/13 (MSCS)	(2,100,000)	(1,035)
3-Month LIBOR, Strike Price $3.50, Expires 11/29/13 (BAR)	(1,300,000)	(1,859)
3-Month LIBOR, Strike Price $3.50, Expires 11/29/13 (MLCS)	(11,000,000)	(15,728)

		(19,963)

Put Swaptions — (0.1)%
3-Month LIBOR, Strike Price $1.50, Expires 10/28/13 (GSC)	(37,100,000)	(254,046)
3-Month LIBOR, Strike Price $2.50, Expires 09/21/15 (RBS)	(9,700,000)	(337,543)

		(591,589)

Total Written Options (Premiums received $(393,979))		(612,064)

	Par
SECURITY SOLD SHORT — (0.9)%
U.S. Treasury Note
1.63%, 08/15/22 (Cost $(7,492,555))	$(8,100,000)	(7,546,924)

TBA SALE COMMITMENTS — (0.6)%
Federal National Mortgage Association
2.50%, 10/01/27 TBA	(1,000,000)	(1,005,625)
Government National Mortgage Association
2.50%, 10/15/43 TBA	(3,000,000)	(2,790,938)
2.50%, 10/20/43 TBA	(1,000,000)	(930,312)

Total TBA Sale Commitments (Cost $(4,596,094))		(4,726,875)

Liabilities in Excess of Other Assets — (22.3)%		(179,433,731)

NET ASSETS — 100.0%		$805,620,714

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	33.9
U.S. Treasury Obligations	24.5
Money Market Funds	20.6
Corporate Bonds	19.8
Futures Contracts	11.9
Foreign Bonds	11.3
Repurchase Agreements	4.2
Agency Obligations	3.7
Municipal Bonds	2.8
Asset-Backed Securities	2.5
Preferred Stocks	0.4
Loan Agreements	0.1
Purchased Options	0.1
Swap Agreements	(0.1)
Written Options	(0.1)
TBA Sale Commitments	(0.6)
Security Sold Short	(0.9)
Forward Foreign Currency Contracts	(3.2)

130.9

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2013:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	$300,000	$1,405	$—	$1,405
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	3,860	5,390	(1,530)

					$600,000	$5,265	$5,390	$(125)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Federated Republic of Brazil, 12.50% due 03/06/30	1.42%	(1.04)%	05/20/17	DEUT	USD	$1,000,000	$(9,725)	$—	$(9,725)
GMAC LLC, 6.88% due 08/28/12	2.15%	(3.53)%	09/20/17	DEUT	USD	4,100,000	214,840	—	214,840

						$5,100,000	$205,115	$—	$205,115

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	JPM	USD	$5,600,000	$(37,869)	$(16,547)	$(21,322)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(35,840)	(16,758)	(19,082)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(27,725)	(12,527)	(15,198)
Dow Jones CDX.NA.IG16 Index	1.00%	06/20/14	BOA	USD	900,000	(6,086)	(2,561)	(3,525)
Dow Jones CDX.NA.HY15 Index	(5.00)%	12/20/15	CME	USD	2,112,000	(154,290)	43,560	(197,850)
Dow Jones CDX.NA.IG9 Index	(0.80)%	12/20/17	CME	USD	7,163,200	(3,399)	319,075	(322,474)
Dow Jones CDX.NA.IG10 Index	(1.50)%	06/20/18	CME	USD	6,872,800	(204,619)	61,955	(266,574)

					$32,048,000	$(469,828)	$376,197	$(846,025)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	$4,825,000	$86,171	$11,018	$75,153
Dow Jones CDX.NA.IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	3,000,000	53,578	3,710	49,868
Dow Jones CDX.NA.IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	37,951	4,744	33,207
Dow Jones CDX.NA.IG20 Index	0.00%	1.00%	06/20/18	BAR	USD	2,900,000	36,819	41,047	(4,228)
Dow Jones CMBX.NA.AAA.3 Index	0.97%	0.08%	12/13/49	BOA	USD	400,000	(13,036)	(13,132)	96
Dow Jones CMBX.NA.AAA.4 Index	0.96%	0.35%	02/17/51	BOA	USD	1,500,000	(46,605)	(53,565)	6,960
Dow Jones CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	MLCS	USD	1,200,000	(37,284)	(33,033)	(4,251)

54	See Notes to Schedules of Investments.

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	$600,000	$(18,642)	$(20,227)	$1,585
Dow Jones CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	DEUT	USD	500,000	(15,535)	(16,870)	1,335
Dow Jones CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	CITI	USD	500,000	(15,535)	(15,732)	197
Dow Jones CMBX.NA.AAA.4 Index	0.97%	0.35%	02/17/51	BOA	USD	500,000	(15,535)	(17,243)	1,708
Dow Jones CMBX.NA.AAA.4 Index	0.00%	0.35%	02/17/51	BOA	USD	300,000	(9,318)	(7,404)	(1,914)

						$18,350,000	$43,029	$(116,687)	$159,716

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	7.78%	01/02/15	HSBC	BRL	$26,500,000	$(274,448)	$(11,549)	$(262,899)
Brazil CETIP Interbank Deposit	8.83%	01/02/15	HSBC	BRL	9,000,000	(1,857)	9,705	(11,562)
Brazil CETIP Interbank Deposit	8.15%	01/02/15	DEUT	BRL	8,830,000	(81,971)	—	(81,971)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	7,700,000	83,268	3,281	79,987
Brazil CETIP Interbank Deposit	7.92%	01/02/15	MSCS	BRL	6,000,000	(46,803)	(8,993)	(37,810)
Brazil CETIP Interbank Deposit	8.16%	01/02/15	JPM	BRL	5,680,000	(52,548)	—	(52,548)
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HKSB	BRL	5,300,000	68,593	20,157	48,436
Brazil CETIP Interbank Deposit	8.56%	01/02/15	UBS	BRL	5,300,000	(31,864)	163	(32,027)
Brazil CETIP Interbank Deposit	8.08%	01/02/15	HSBC	BRL	3,700,000	(28,017)	4,145	(32,162)
Brazil CETIP Interbank Deposit	8.52%	01/02/15	CITI	BRL	3,260,000	(22,158)	—	(22,158)
Brazil CETIP Interbank Deposit	9.94%	01/02/15	DEUT	BRL	2,570,000	(617)	—	(617)
Brazil CETIP Interbank Deposit	8.22%	01/02/15	JPM	BRL	2,500,000	(22,021)	—	(22,021)
Brazil CETIP Interbank Deposit	7.62%	01/02/15	DEUT	BRL	1,800,000	(21,356)	(2,592)	(18,764)
Brazil CETIP Interbank Deposit	8.43%	01/02/15	DEUT	BRL	1,000,000	(3,906)	3,688	(7,594)
Brazil CETIP Interbank Deposit	7.92%	01/02/15	BAR	BRL	700,000	(6,958)	(45)	(6,913)
Brazil CETIP Interbank Deposit	10.39%	01/04/16	BOA	BRL	9,130,000	(13,210)	—	(13,210)
Brazil CETIP Interbank Deposit	10.09%	01/04/16	CITI	BRL	2,700,000	(7,098)	—	(7,098)
Brazil CETIP Interbank Deposit	8.94%	01/02/17	CS	BRL	5,800,000	(119,359)	(2,716)	(116,643)
Brazil CETIP Interbank Deposit	8.60%	01/02/17	DEUT	BRL	5,300,000	(129,843)	2,558	(132,401)
Brazil CETIP Interbank Deposit	8.90%	01/02/17	UBS	BRL	5,200,000	(109,090)	(4,506)	(104,584)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	CS	BRL	5,200,000	(133,348)	(3,553)	(129,795)
Brazil CETIP Interbank Deposit	8.50%	01/02/17	UBS	BRL	2,900,000	(74,349)	(2,850)	(71,499)
Brazil CETIP Interbank Deposit	8.49%	01/02/17	BNP	BRL	1,100,000	(27,132)	—	(27,132)
3-Month LIBOR	(0.75)%	05/31/17	JPM	USD	42,000,000	395,918	(39,619)	435,537
3-Month LIBOR	3.25%	08/15/19	CME	USD	3,600,000	39,551	—	39,551
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	101,440	—	101,440
3-Month LIBOR	(3.00)%	08/15/21	CME	USD	1,800,000	(46,269)	(16,060)	(30,209)
3-Month LIBOR	2.65%	07/31/23	CME	USD	6,200,000	(24,082)	—	(24,082)
3-Month KRW-CD-KDSA	(3.45)%	08/08/23	MLCS	KRW	1,328,210,000	(13,632)	—	(13,632)
6-Month WIBOR	(4.04)%	08/09/23	JPM	PLN	550,000	2,142	—	2,142
3-Month KRW-CD-KDSA	(3.45)%	08/13/23	JPM	KRW	391,340,000	(2,871)	—	(2,871)
3-Month KLIBOR	(4.49)%	08/14/23	DEUT	MYR	220,000	(1,827)	—	(1,827)
3-Month KRW-CD-KDSA	(3.49)%	08/16/23	MLCS	KRW	185,320,000	(2,210)	—	(2,210)
3-Month KRW-CD-KDSA	(3.56)%	08/19/23	JPM	KRW	228,920,000	(4,358)	5	(4,363)
3-Month LIBOR	(3.00)%	12/18/43	CITI	USD	2,700,000	362,531	180,652	181,879

					$2,320,830,000	$(249,759)	$131,871	$(381,630)

Total Swap agreements outstanding at September 30, 2013					$2,376,928,000	$(466,178)	$396,771	$(862,949)

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$29,379,088	$—	$29,379,088	$—
Asset-Backed Securities	20,284,055	—	18,927,055	1,357,000
Corporate Bonds	159,468,928	—	157,857,150	1,611,778
Foreign Bonds:
Australia	5,458,528	—	5,458,528	—
Bermuda	713,667	—	713,667	—
Canada	3,638,248	—	3,638,248	—
Cayman Islands	4,613,542	—	4,613,542	—
Chile	828,400	—	828,400	—
Colombia	1,443,885	—	1,443,885	—
Dominican Republic	60,524	—	—	60,524
France	2,263,725	—	2,263,725	—
Germany	2,529,770	—	2,529,770	—
Iceland	14	—	—	14
India	3,404,515	—	3,404,515	—
Indonesia	1,411,150	—	1,411,150	—
Ireland	940,875	—	940,875	—
Israel	2,142,159	—	2,142,159	—
Italy	3,571,140	—	3,571,140	—
Japan	2,142,859	—	2,142,859	—
Jersey	266,171	—	266,171	—
Luxembourg	4,566,871	—	4,566,871	—
Mexico	7,727,419	—	7,727,419	—
Netherlands	5,637,768	—	5,637,768	—
New Zealand	223,533	—	223,533	—
Norway	493,011	—	493,011	—
Russia	1,845,000	—	1,845,000	—
Singapore	302,854	—	302,854	—
Slovenia	485,550	—	485,550	—
South Korea	3,871,464	—	3,871,464	—
Spain	2,343,771	—	2,343,771	—
Supranational	390,737	—	390,737	—
Sweden	5,352,307	—	5,352,307	—
Switzerland	643,767	—	643,767	—
Turkey	608,918	—	608,918	—
United Kingdom	16,801,043	—	16,801,043	—
Venezuela	198,705	—	198,705	—
Virgin Islands (British)	4,175,037	—	4,175,037	—
Loan Agreements	995,000	—	—	995,000
Money Market Funds	166,138,129	166,138,129	—	—
Mortgage-Backed Securities	272,973,129	—	268,955,995	4,017,134
Municipal Bonds	22,836,642	—	22,836,642	—
Preferred Stocks	3,368,787	638,763	—	2,730,024
Purchased Options	368,368	45,263	323,105	—
Repurchase Agreements	33,800,000	—	33,800,000	—
U.S. Treasury Obligations	197,231,255	—	197,231,255	—

Total Assets — Investments in Securities	$997,940,308	$166,822,155	$820,346,679	$10,771,474

Other Financial Instruments***
Futures Contracts	$221,508	$221,508	$—	$—

Total Assets — Other Financial Instruments	$221,508	$221,508	$—	$—

56	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Security Sold Short	$(7,546,924)	$—	$(7,546,924)	$—
TBA Sale Commitments	(4,726,875)	—	(4,726,875)	—
Written Options	(612,064)	(819)	(611,245)	—

Total Liabilities — Investments in Securities	$(12,885,863)	$(819)	$(12,885,044)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(844,073)	$—	$(844,073)	$—
Swap Agreements	(466,178)	—	(466,178)	—

Total Liabilities — Other Financial Instruments	$(1,310,251)	$—	$(1,310,251)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, loan agreements, mortgage-backed securities and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Loan Agreements	Mortgage- Backed Securities	Preferred Stock
Balance, 12/31/12	$14,016,404	$1,782,083	$2,846,064	$157,695	$—	$6,290,562	$2,940,000
Accrued discounts/premiums	(5,748)	4,241	(3,866)	9	—	(6,132)	—
Realized gain (loss)	(73,692)	(4,101)	(71,251)	(656)	—	2,316	—
Change in unrealized appreciation (depreciation)	(62,628)	(20,502)	242,525	4,386	—	(79,061)	(209,976)
Purchases	853,352	—	(115,296)	58,548	995,000	(84,900)	—
Sales	(1,771,533)	(403,472)	(1,208,617)	(159,444)	—	—	—
Transfers in to Level 3	—	—	—	—	—	—	—
Transfers out of Level 3(1)	(2,028,065)	—	—	—	—	(2,028,065)	—
Maturities	—	—	—	—	—	—	—
Paydowns	(156,616)	(1,249)	(77,781)	—	—	(77,586)	—

Balance, 09/30/13	$10,771,474	$1,357,000	$1,611,778	$60,538	$995,000	$4,017,134	$2,730,024

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2013 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	57

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Par	Value
ASSET-BACKED SECURITY — 1.0%
Citibank Credit Card Issuance Trust
6.15%, 06/15/39 (Cost $3,109,819)	$2,300,000	$2,637,647

CORPORATE BONDS — 52.8%
AES Corporation
4.88%, 05/15/23Δ	60,000	56,400
Aflac, Inc.
6.45%, 08/15/40Δ	4,705,000	5,607,207
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	105,000	89,250
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,017
6.75%, 01/15/28	235,000	238,366
5.95%, 02/01/37Δ	85,000	75,720
Ally Financial, Inc.
8.00%, 11/01/31	177,000	200,010
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	521,948	556,353
American Express Co.
4.05%, 12/03/42	2,318,000	2,014,750
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	300,831
Apple, Inc.
3.85%, 05/04/43	2,537,000	2,134,606
AT&T, Inc.
6.50%, 09/01/37	3,987,000	4,418,796
4.30%, 12/15/42	1,242,000	1,038,011
Bank of America NA
6.00%, 10/15/36	5,000,000	5,622,500
Barrick North America Finance LLC
5.70%, 05/30/41	3,634,000	3,064,432
Bruce Mansfield Unit
6.85%, 06/01/34Δ	1,092,943	1,147,703
California Institute of Technology
4.70%, 11/01/11	4,030,000	3,587,695
CenturyLink, Inc.
6.45%, 06/15/21Δ	260,000	260,000
6.88%, 01/15/28	65,000	59,638
7.65%, 03/15/42Δ	295,000	264,025
Chesapeake Energy Corporation
6.63%, 08/15/20	10,000	10,800
6.88%, 11/15/20	15,000	16,275
2.75%, 11/15/35 CONV	75,000	77,813
2.50%, 05/15/37 CONVΔ	200,000	197,500
2.25%, 12/15/38 CONVΔ	50,000	45,875
Ciena Corporation
3.75%, 10/15/18 CONV 144A	155,000	229,109
Citigroup, Inc.
8.13%, 07/15/39	3,584,000	4,993,555
Comcast Corporation
4.50%, 01/15/43Δ	2,450,000	2,313,959
Continental Airlines 1999-2 Class B Pass Through Trust
7.57%, 09/15/21	60,012	63,072
Continental Airlines 2000-2 Class B Pass Through Trust
8.31%, 10/02/19	113,968	117,529
Corning, Inc.
7.25%, 08/15/36	850,000	1,021,507
Cummins, Inc.
5.65%, 03/01/98	2,520,000	2,435,633
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	960,974
DCP Midstream LLC
6.45%, 11/03/36 144A	490,000	511,250
Dillard’s, Inc.
7.00%, 12/01/28Δ	500,000	507,500
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,346,334
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,120,000
Ford Motor Co.
4.25%, 11/15/16 CONV	175,000	346,609
6.63%, 10/01/28	680,000	769,213
6.38%, 02/01/29	1,255,000	1,372,140
General Electric Capital Corporation
6.75%, 03/15/32	2,000,000	2,392,292
6.15%, 08/07/37	3,000,000	3,410,373
5.88%, 01/14/38	150,000	166,138
Goldman Sachs Group, Inc.
6.75%, 10/01/37	500,000	523,395
HCA, Inc.
7.58%, 09/15/25	1,000,000	1,025,000
7.05%, 12/01/27	500,000	483,750
Hewlett-Packard Co.
6.00%, 09/15/41Δ	4,110,000	3,798,544
HSBC Bank USA NA
7.00%, 01/15/39	4,748,000	5,716,184
Intel Corporation
3.25%, 08/01/39 CONVΔ	1,155,000	1,432,206
International Lease Finance Corporation
5.88%, 08/15/22Δ	5,000	4,950
International Paper Co.
8.70%, 06/15/38	2,643,000	3,599,930
iStar Financial, Inc.
3.00%, 11/15/16 CONV	100,000	124,938
7.13%, 02/15/18	180,000	193,950
4.88%, 07/01/18	100,000	97,500
Jefferies Group LLC
6.45%, 06/08/27	50,000	51,250
3.88%, 11/01/29 CONV	65,000	68,372
6.25%, 01/15/36	185,000	178,450
6.50%, 01/20/43	1,990,000	1,975,083
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	303,660
5.60%, 07/15/41	5,000,000	5,410,320
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	282,844
Kraft Foods Group, Inc.
6.88%, 01/26/39	2,268,000	2,781,829
6.50%, 02/09/40	1,513,000	1,784,326
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,515,385
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	266,563
Masco Corporation
7.75%, 08/01/29	275,000	305,114
6.50%, 08/15/32	55,000	54,863

58	See Notes to Schedules of Investments.

	Par	Value
Massachusetts Institute of Technology
5.60%, 07/01/11	$1,000,000	$1,178,792
Mead Corporation
7.55%, 03/01/47@	515,000	525,311
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	900,000	929,844
MetLife, Inc.
5.88%, 02/06/41Δ	2,675,000	3,049,109
6.40%, 12/15/66	310,000	315,038
Morgan Stanley
4.75%, 11/16/18(A)	295,000	274,084
3.75%, 02/25/23	300,000	289,775
6.25%, 08/09/26	600,000	672,720
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	46,934
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	111,883
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144A	150,000	152,625
New Albertsons, Inc.
7.45%, 08/01/29Δ	55,000	44,413
8.70%, 05/01/30	25,000	21,406
8.00%, 05/01/31Δ	295,000	244,113
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	2,255,000	2,676,403
Owens Corning
7.00%, 12/01/36	2,360,000	2,515,609
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,265,058
Prudential Financial, Inc.
6.63%, 06/21/40	3,912,000	4,739,517
5.63%, 05/12/41	987,000	1,057,601
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	897,500
Qwest Corporation
7.25%, 09/15/25	490,000	549,167
6.88%, 09/15/33	2,250,000	2,190,816
RR Donnelley & Sons Co.
8.25%, 03/15/19	250,000	278,750
7.00%, 02/15/22Δ	285,000	287,850
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	350,000	348,250
Sempra Energy
6.00%, 10/15/39	991,000	1,096,278
SLM Corporation
5.00%, 06/15/18	335,000	331,424
5.63%, 08/01/33	1,460,000	1,138,800
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	56,788
6.88%, 11/15/28	1,025,000	919,938
8.75%, 03/15/32	20,000	20,425
Textron, Inc.
6.63%, 04/07/20(U)	160,000	293,942
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	967,978
6.75%, 06/15/39	721,000	673,843
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,146,459
Toro Co.
6.63%, 05/01/37@	300,000	297,438
UnitedHealth Group, Inc.
6.50%, 06/15/37	767,000	929,658
6.63%, 11/15/37	1,026,000	1,258,544
3.95%, 10/15/42	181,000	155,842
University of Pennsylvania
4.67%, 09/01/12	3,370,000	3,001,214
University of Southern California
5.25%, 10/01/11	2,779,000	3,121,164
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	459,171	479,834
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	305,000	295,659
Verizon Communications, Inc.
6.40%, 02/15/38	968,000	1,069,250
6.00%, 04/01/41Δ	2,770,000	2,925,746
6.55%, 09/15/43	1,878,000	2,127,567
Verizon Maryland, Inc.
5.13%, 06/15/33	150,000	137,417
VPI Escrow Corporation
6.38%, 10/15/20 144A	490,000	512,050
Wachovia Bank NA
5.85%, 02/01/37	2,277,000	2,549,375
6.60%, 01/15/38	2,257,000	2,737,062
WellPoint, Inc.
6.38%, 06/15/37	182,000	210,462
Western Union Co.
6.20%, 11/17/36Δ	3,000,000	2,979,009
Weyerhaeuser Co.
6.88%, 12/15/33	580,000	672,042

Total Corporate Bonds (Cost $137,165,243)		144,917,942

FOREIGN BONDS — 20.1%
Australia — 2.6%
Barrick PD Australia Finance Propriety, Ltd.
5.95%, 10/15/39	2,870,000	2,487,647
BHP Billiton Finance (USA), Ltd.
5.00%, 09/30/43	854,000	873,189
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	749,052
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	57,930
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	2,926,000

		7,093,818

Brazil — 0.4%
Brazilian Government International Bond
10.25%, 01/10/28(B)Δ	2,525,000	1,142,134

Canada — 4.7%
Canada Generic Residual STRIP
2.67%, 06/01/25(C)Ω†	3,685,000	2,600,840
Ontario Generic Residual STRIP
4.13%, 03/08/29(C)Ω†	4,600,000	2,378,978

See Notes to Schedules of Investments.	59

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Saskatchewan Residual STRIP
3.17%, 02/04/22(C)Ω†	$3,000,000	$2,199,156
Talisman Energy, Inc.
6.25%, 02/01/38Δ	450,000	457,482
TransCanada PipeLines, Ltd.
6.20%, 10/15/37Δ	1,541,000	1,784,404
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144A	3,591,000	3,339,734

		12,760,594

Ireland — 0.7%
Eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	271,923
XL Group PLC
6.25%, 05/15/27Δ	1,530,000	1,724,876

		1,996,799

Italy — 0.6%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	25,000	35,178
5.75%, 02/01/33(E)	25,000	36,993
5.00%, 08/01/34(E)	25,000	33,891
Telecom Italia Capital SA
6.38%, 11/15/33	755,000	652,261
6.00%, 09/30/34	1,010,000	835,728

		1,594,051

Luxembourg — 0.4%
ArcelorMittal
6.00%, 03/01/21Δ	45,000	46,462
7.50%, 10/15/39	215,000	205,863
7.25%, 03/01/41Δ	975,000	901,875

		1,154,200

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	286,841

Mexico — 0.7%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	186,943
Mexican Bonos
8.00%, 12/07/23(M)	19,800,000	1,732,187

		1,919,130

Netherlands — 4.4%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,066,215
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144AΔ	3,550,000	3,355,950
EDP Finance BV
4.90%, 10/01/19 144A	500,000	495,625
Enel Finance International NV
6.80%, 09/15/37 144AΔ	100,000	100,047
6.00%, 10/07/39 144A	2,210,000	2,018,740
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	3,963,606
5.00%, 03/15/42	1,000,000	985,498

		11,985,681

Norway — 0.5%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	94,574
4.25%, 05/19/17(K)	7,670,000	1,377,804

		1,472,378

Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	91,747
3.85%, 04/15/21(E)	255,000	289,617
4.95%, 10/25/23(E)	355,000	419,869

		801,233

Spain — 1.0%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	665,000	801,141
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	76,975
7.05%, 06/20/36	1,720,000	1,834,203

		2,712,319

Supranational — 1.7%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,739,035
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	1,973,937

		4,712,972

United Kingdom — 2.0%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	710,422
BG Energy Capital PLC
5.13%, 10/15/41 144A	585,000	593,565
HBOS PLC
6.00%, 11/01/33 144A	925,000	875,580
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	392,000	332,085
Standard Chartered PLC
5.30%, 01/09/43 144AΔ	3,201,000	3,030,979

		5,542,631

Total Foreign Bonds (Cost $51,667,116)		55,174,781

MORTGAGE-BACKED SECURITY — 0.6%
Community Program Loan Trust
4.50%, 04/01/29 (Cost $1,336,389)	1,491,174	1,505,580

MUNICIPAL BONDS — 16.5%
Austin Water & Wastewater System, Revenue Bond, Series A
5.00%, 11/15/43	1,250,000	1,295,325
Bay Area Toll Authority, Revenue Bond, Series S-4
5.00%, 04/01/43	1,395,000	1,420,333
5.13%, 04/01/48	510,000	520,180

60	See Notes to Schedules of Investments.

	Par	Value
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	$3,690,000	$4,365,196
District of Columbia Water & Sewer Authority, Revenue Bond, Series A
5.00%, 10/01/44	2,005,000	2,075,175
Grand Parkway Transportation Corporation, Revenue Bond, Series B
5.25%, 10/01/51	6,415,000	6,424,879
Los Angeles Department of Water & Power, Revenue Bond, Series B
5.00%, 07/01/43	2,405,000	2,490,614
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
6.18%, 06/15/45Ω†	9,800,000	1,485,974
6.20%, 06/15/46Ω†	1,240,000	177,717
6.21%, 06/15/47Ω†	400,000	54,020
Metropolitan Transportation Authority, Revenue Bond, Series E
6.81%, 11/15/40	520,000	619,965
Miami-Dade County Water & Sewer System, Revenue Bond, Series A
5.00%, 10/01/42	2,030,000	2,059,374
New York City Water & Sewer System, Revenue Bond, Series FF
5.00%, 06/15/45	1,190,000	1,230,638
New York State Dormitory Authority, Revenue Bond, Series C
5.00%, 03/15/41	745,000	770,725
Ohio State Turnpike Commission, Revenue Bond, Series A-2
5.88%, 02/15/36Ω†	925,000	260,304
5.92%, 02/15/37Ω†	1,635,000	429,842
5.97%, 02/15/38Ω†	1,995,000	489,513
6.00%, 02/15/40Ω†	1,670,000	360,486
6.01%, 02/15/41Ω†	1,585,000	321,105
6.02%, 02/15/42Ω†	1,200,000	228,696
6.03%, 02/15/43Ω†	830,000	148,777
Ohio State University, Revenue Bond, Series A
4.80%, 06/01/11	1,470,000	1,273,887
Omaha Public Power District, Revenue Bond, Series A
5.00%, 02/01/42	1,475,000	1,530,844
Pennsylvania Turnpike Commission, Revenue Bond, Series C
5.00%, 12/01/43	390,000	395,561
Philadelphia Water & Wastewater, Revenue Bond, Series A
5.13%, 01/01/43	380,000	383,914
San Bernardino Community College District, General Obligation, Series B
6.42%, 08/01/48Ω†	2,845,000	345,042
Southwestern Community College District, General Obligation, Series C
6.08%, 08/01/46Ω†	3,975,000	578,164
State of California, General Obligation
5.00%, 02/01/43	1,775,000	1,817,422
5.00%, 04/01/43	3,850,000	3,943,555
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	563,645
State of Illinois, General Obligation, Series B
5.52%, 04/01/38	425,000	353,524
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,912,000	4,240,972
University of California, Revenue Bond, Series AI
5.00%, 05/15/38	405,000	427,117
University of Utah, Revenue Bond, Series A
5.00%, 08/01/43	1,545,000	1,615,715
Westside Union School District, General Obligation, Series B
6.08%, 08/01/40Ω†	1,600,000	324,192
6.39%, 08/01/45Ω†	2,170,000	316,603

Total Municipal Bonds (Cost $45,059,240)		45,338,995

U.S. TREASURY OBLIGATIONS — 5.1%
U.S. Treasury Bonds
2.75%, 11/15/42Δ	1,200,000	993,469
2.88%, 05/15/43Δ	2,352,000	1,996,627

		2,990,096

U.S. Treasury Strip
4.01%, 08/15/42Ω† Δ	34,475,000	11,115,568

Total U.S. Treasury Obligations (Cost $14,465,313)		14,105,664

	Shares
PREFERRED STOCKS — 0.2%
Ally Financial, Inc.,
7.00% 144A	82	78,351
Chesapeake Energy Corporation,
5.00% CONV	620	57,598
Chesapeake Energy Corporation,
5.75% CONV 144A	80	88,250
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	5,350	300,295

Total Preferred Stocks (Cost $373,592)		524,494

See Notes to Schedules of Investments.	61

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MONEY MARKET FUNDS — 11.8%
GuideStone Money Market Fund (GS4 Class)¥	6,433,054	$6,433,054
Northern Institutional Liquid Assets Portfolio§	25,957,063	25,957,063

Total Money Market Funds (Cost $32,390,117)		32,390,117

TOTAL INVESTMENTS — 108.1% (Cost $285,566,829)		296,595,220
Liabilities in Excess of Other Assets — (8.1)%		(22,268,379)

NET ASSETS — 100.0%		$274,326,841

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	52.8
Foreign Bonds	20.1
Municipal Bonds	16.5
Money Market Funds	11.8
U.S. Treasury Obligations	5.1
Asset-Backed Security	1.0
Mortgage-Backed Security	0.6
Preferred Stocks	0.2

108.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Security	$2,637,647	$—	$2,637,647	$—
Corporate Bonds	144,917,942	—	142,814,145	2,103,797
Foreign Bonds	55,174,781	—	55,174,781	—
Money Market Funds	32,390,117	32,390,117	—	—
Mortgage-Backed Security	1,505,580	—	1,505,580	—
Municipal Bonds	45,338,995	—	45,338,995	—
Preferred Stocks	524,494	446,143	—	78,351
U.S. Treasury Obligations	14,105,664	—	14,105,664	—

Total Assets — Investments in Securities	$296,595,220	$32,836,260	$261,576,812	$2,182,148

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2013.

62	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 95.7%
U.S. Treasury Inflationary Index Bonds
1.88%, 07/15/15Δ	$2,943,700	$3,734,721
2.00%, 01/15/16Δ	6,235,000	7,852,908
0.13%, 04/15/16Δ	31,730,600	34,484,937
2.50%, 07/15/16Δ	6,167,200	7,876,921
2.38%, 01/15/17	1,750,000	2,249,799
0.13%, 04/15/17Δ	8,173,300	8,673,438
0.13%, 04/15/18Δ	26,040,000	27,123,910
1.38%, 07/15/18	3,300,000	3,927,173
2.13%, 01/15/19	475,900	588,165
1.88%, 07/15/19Δ	2,240,000	2,778,660
1.38%, 01/15/20Δ	3,370,000	3,997,266
1.25%, 07/15/20Δ	5,480,000	6,428,905
1.13%, 01/15/21Δ	9,875,000	11,365,030
0.63%, 07/15/21Δ	1,080,000	1,166,424
0.13%, 01/15/22Δ	11,059,200	11,282,792
0.13%, 07/15/22Δ	4,945,000	4,952,986
0.13%, 01/15/23Δ	15,729,000	15,499,286
0.38%, 07/15/23Δ	20,335,000	20,325,344
2.38%, 01/15/25Δ	9,575,200	14,182,612
2.00%, 01/15/26Δ	3,775,000	5,133,949
2.38%, 01/15/27Δ	3,870,000	5,402,700
1.75%, 01/15/28Δ	7,330,000	9,167,917
3.63%, 04/15/28Δ	3,880,000	7,759,581
2.50%, 01/15/29Δ	5,350,000	7,165,271
3.88%, 04/15/29Δ	4,875,000	9,946,314
3.38%, 04/15/32	627,100	1,157,546
2.13%, 02/15/40Δ	2,787,600	3,572,636
2.13%, 02/15/41Δ	4,138,900	5,243,016
0.75%, 02/15/42Δ	7,454,400	6,614,995
0.63%, 02/15/43Δ	7,920,000	6,617,237

Total U.S. Treasury Obligations (Cost $258,736,322)		256,272,439

FOREIGN GOVERNMENT INFLATION-LINKED BOND — 2.5%
Canada — 0.2%
Canadian Government Bond
1.50%, 12/01/44(C)	350,000	394,083

Italy — 2.3%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/16(E)	4,200,000	6,164,267

Total Foreign Government Inflation-Linked Bond (Cost $6,254,852)		6,558,350

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $130.00, Expires 10/25/13 (UBS)	82	2,562

Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $123.00, Expires 10/25/13 (UBS)	129	14,110

	Notional Amount
British Pound vs. Australian Dollar, Strike Price $1.71, Expires 11/27/13 (BAR)	$1,600,000	19,551
Euro vs. U.S. Dollar, Strike Price $1.31, Expires 10/16/13 (DEUT)	3,100,000	2,164

		35,825

Total Purchased Options (Cost $159,578)		38,387

	Shares
MONEY MARKET FUNDS — 51.0%
GuideStone Money Market Fund (GS4 Class)¥	4,059,977	4,059,977
Northern Institutional Liquid Assets Portfolio§	132,620,945	132,620,945

Total Money Market Funds (Cost $136,680,922)		136,680,922

TOTAL INVESTMENTS — 149.2% (Cost $401,831,674)		399,550,098

	Number of Contracts
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $127.00, Expires 10/25/13 (UBS)	(82)	(44,844)
5-Year U.S. Treasury Note, Strike Price $121.50, Expires 11/22/13 (UBS)	(64)	(24,500)

	Notional Amount
Australian Dollar vs. Norwegian Krone, Strike Price $5.10, Expires 11/4/13 (DEUT)	$(1,300,000)	—
British Pound vs. Australian Dollar, Strike Price $1.78, Expires 11/27/13 (BAR)	(1,600,000)	(17,222)
Euro vs. U.S. Dollar, Strike Price $1.35, Expires 10/16/13 (DEUT)	(3,100,000)	(30,099)

		(116,665)

	Number of Contracts
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $120.00, Expires 10/25/13 (UBS)	(134)	(2,094)
5-Year U.S. Treasury Note, Strike Price $120.00 , Expires 11/22/13 (UBS)	(64)	(20,500)

		(22,594)

Total Written Options (Premiums received $(177,906))		(139,259)

Liabilities in Excess of Other Assets — (49.2)%		(131,648,505)

NET ASSETS — 100.0%		$267,762,334

See Notes to Schedules of Investments.	63

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
U.S. Treasury Obligations	95.7
Money Market Fund	51.0
Foreign Government Inflation-Linked Bond	2.5
Purchased Options	—	**
Written Options	—	**
Futures Contracts	(3.5)
Forward Foreign Currency Contracts	(4.0)

	141.7

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bond	$6,558,350	$—	$6,558,350	$—
Money Market Funds	136,680,922	136,680,922	—	—
Purchased Options	38,387	—	38,387	—
U.S. Treasury Obligations	256,272,439	—	256,272,439	—

Total Assets — Investments in Securities	$399,550,098	$136,680,922	$262,869,176	$—

Liabilities:
Investments in Securities:
Written Options	$(139,259)	$—	$(139,259)	$—

Total Liabilities — Investments in Securities	$(139,259)	$—	$(139,259)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(23,820)	$—	$(23,820)	$—
Futures Contracts	(37,504)	(37,504)	—	—

Total Liabilities — Other Financial Instruments	$(61,324)	$(37,504)	$(23,820)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

64	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Par	Value
CORPORATE BONDS — 36.4%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$106,000	$128,260
Access Midstream Partners LP
6.13%, 07/15/22	150,000	154,875
4.88%, 05/15/23	360,000	340,200
Activision Blizzard, Inc.
5.63%, 09/15/21 144A	70,000	70,262
6.13%, 09/15/23 144A	60,000	60,450
AES Corporation
8.00%, 06/01/20	350,000	400,750
7.38%, 07/01/21	170,000	187,850
4.88%, 05/15/23	1,710,000	1,607,400
Alcatel-Lucent USA, Inc.
6.45%, 03/15/29	275,000	233,750
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,009
5.90%, 02/01/27	460,000	445,849
6.75%, 01/15/28	1,380,000	1,399,764
5.95%, 02/01/37Δ	65,000	57,903
Ally Financial, Inc.
7.50%, 12/31/13	15,000	15,244
6.75%, 12/01/14	399,000	418,471
5.50%, 02/15/17	70,000	73,744
8.00%, 12/31/18	104,000	116,740
8.00%, 03/15/20	200,000	231,000
7.50%, 09/15/20	415,000	467,912
8.00%, 11/01/31	345,000	389,850
American Axle & Manufacturing, Inc.
7.75%, 11/15/19	70,000	78,400
6.25%, 03/15/21Δ	30,000	31,050
6.63%, 10/15/22Δ	150,000	154,500
American International Group, Inc.
5.45%, 05/18/17	25,000	27,992
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,236
6.38%, 09/15/17	110,000	127,986
Appvion, Inc.
11.25%, 12/15/15	102,000	115,515
Arch Coal, Inc.
9.88%, 06/15/19 144AΔ	400,000	358,000
AT&T, Inc.
3.88%, 08/15/21	60,000	60,864
6.50%, 09/01/37	550,000	609,566
6.55%, 02/15/39Δ	220,000	245,318
Atlas Pipeline Partners LP
4.75%, 11/15/21 144A	110,000	99,962
Ball Corporation
5.75%, 05/15/21	380,000	402,800
5.00%, 03/15/22	500,000	487,500
Bank of America Corporation
5.49%, 03/15/19	100,000	109,252
5.00%, 05/13/21	100,000	107,574
5.20%, 12/29/49†Δ	550,000	484,000
Barrick North America Finance LLC
5.75%, 05/01/43 144AΔ	900,000	757,603
Baxter International, Inc.
4.50%, 06/15/43Δ	230,000	226,760
Beazer Homes USA, Inc.
7.25%, 02/01/23	50,000	48,250
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,567,288
Calpine Corporation
7.88%, 01/15/23 144A	392,000	414,540
Calumet Specialty Products Partners LP
9.38%, 05/01/19	520,000	573,300
CCO Holdings LLC
7.00%, 01/15/19Δ	230,000	244,088
6.50%, 04/30/21	190,000	193,800
Cemex Finance LLC
9.38%, 10/12/22Δ	550,000	605,000
CenturyLink, Inc.
7.60%, 09/15/39	755,000	679,500
Chesapeake Energy Corporation
6.63%, 08/15/20	5,000	5,400
6.88%, 11/15/20	75,000	81,375
6.13%, 02/15/21Δ	660,000	688,050
5.75%, 03/15/23Δ	140,000	141,050
2.75%, 11/15/35 CONV	110,000	114,125
2.50%, 05/15/37 CONVΔ	290,000	286,375
2.25%, 12/15/38 CONV	380,000	348,650
Ciena Corporation
0.88%, 06/15/17 CONVΔ	1,375,000	1,406,797
3.75%, 10/15/18 CONV 144A	415,000	613,422
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	142,600
CIT Group, Inc.
5.00%, 08/15/22	500,000	490,886
5.00%, 08/01/23	100,000	97,002
Citigroup, Inc.
3.50%, 05/15/23	1,305,000	1,179,977
5.35%, 04/29/49†	360,000	314,525
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	119,212
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	200,000	201,052
6.25%, 10/01/40Δ	500,000	419,224
Cogent Communications Group, Inc.
8.38%, 02/15/18 144A	410,000	448,950
Colorado Interstate Gas Co. LLC
5.95%, 03/15/15	20,000	21,439
6.80%, 11/15/15	125,000	140,421
Comcast Corporation
5.15%, 03/01/20	170,000	192,735
Compiler Finance Sub, Inc.
7.00%, 05/01/21 144A	10,000	9,900
Concho Resources, Inc.
5.50%, 10/01/22	520,000	521,300
ConocoPhillips
6.50%, 02/01/39	20,000	25,237
CONSOL Energy, Inc.
8.25%, 04/01/20Δ	621,000	669,128
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/23	478,099	511,566
Continental Airlines 2009-1 Pass Through Trust
9.00%, 01/08/18	1,003,515	1,146,516

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Continental Resources, Inc.
5.00%, 09/15/22	$260,000	$262,925
4.50%, 04/15/23Δ	170,000	167,662
Continental Rubber of America Corporation
4.50%, 09/15/19 144A	350,000	366,800
Cooper-Standard Automotive, Inc.
8.50%, 05/01/18	160,000	171,200
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	309,814
Crestview DS Merger Sub II, Inc.
10.00%, 09/01/21 144A	265,000	274,275
CSC Holdings LLC
6.75%, 11/15/21	450,000	483,750
CST Brands, Inc.
5.00%, 05/01/23 144AΔ	170,000	161,075
Cummins, Inc.
5.65%, 03/01/98	1,340,000	1,295,138
Curtis Palmer LLC
5.90%, 07/15/14 144A	360,000	361,150
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,285,575
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	120,000	120,450
Delta Air Lines 2007-1 Class B Pass Through Trust
8.02%, 02/10/24	70,348	76,328
Denali Borrower LLC
5.63%, 10/15/20 144A	80,000	78,100
Denbury Resources, Inc.
4.63%, 07/15/23	590,000	542,800
Dillard’s, Inc.
7.75%, 07/15/26	890,000	970,100
DISH DBS Corporation
5.88%, 07/15/22 144A	600,000	594,000
DJO Finance LLC
8.75%, 03/15/18	400,000	437,000
Dynegy Holdings Escrow
5.77%, 06/01/19+Ω† #	893,000	—
Eagle Spinco, Inc.
4.63%, 02/15/21 144A	520,000	501,150
El Paso LLC
7.75%, 01/15/32	50,000	51,364
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	115,035
8.38%, 06/15/32	75,000	98,031
El Pollo Loco, Inc. 17.00%,
01/01/18 PIK 144AΔ	185,776	195,065
Embarq Corporation
8.00%, 06/01/36	995,000	1,015,645
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	210,000	222,338
Enterprise Products Operating LLC
9.75%, 01/31/14	100,000	102,910
8.38%, 08/01/66†	60,000	66,267
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,265,864
Erickson Air-Crane, Inc.
8.25%, 05/01/20 144AΔ	250,000	245,938
ExamWorks Group, Inc.
9.00%, 07/15/19	60,000	64,800
EXCO Resources, Inc.
7.50%, 09/15/18	160,000	153,200
First Data Corporation
12.63%, 01/15/21	320,000	353,600
First Quality Finance Co., Inc.
4.63%, 05/15/21 144A	30,000	27,375
FirstEnergy Corporation
7.38%, 11/15/31	185,000	187,347
Ford Motor Co.
4.25%, 11/15/16 CONV	830,000	1,643,919
6.63%, 10/01/28	850,000	961,516
Ford Motor Credit Co. LLC
12.00%, 05/15/15	100,000	117,571
8.13%, 01/15/20	520,000	648,629
Freescale Semiconductor, Inc.
10.13%, 12/15/16	56,000	57,540
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/21 144A	750,000	774,375
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	45,870
Frontier Communications Corporation
7.88%, 01/15/27	405,000	386,775
Gannett Co., Inc.
6.38%, 10/15/23 144A	90,000	89,437
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	891,559
4.88%, 03/04/15	370,000	391,672
6.50%, 09/28/15(Z)	255,000	221,237
6.75%, 09/26/16(Z)	150,000	131,629
3.15%, 09/07/22	330,000	312,627
6.75%, 03/15/32	30,000	35,884
6.88%, 01/10/39	200,000	245,919
General Motors Financial Co., Inc.
2.75%, 05/15/16 144A	10,000	9,994
4.25%, 05/15/23 144A	30,000	27,488
GenOn REMA LLC
9.68%, 07/02/26	400,000	424,000
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	837,960
Gerdau Holdings, Inc.
7.00%, 01/20/20Δ	640,000	684,800
Goldman Sachs Group, Inc.
2.90%, 07/19/18	400,000	403,662
4.75%, 10/12/21(E)	150,000	217,102
6.75%, 10/01/37	355,000	371,610
Goodyear Tire & Rubber Co.
7.00%, 03/15/28	690,000	686,550
Graphic Packaging International, Inc.
4.75%, 04/15/21	600,000	585,000
Gulfmark Offshore, Inc.
6.38%, 03/15/22Δ	220,000	221,100
Halcon Resources Corporation
9.25%, 02/15/22 144A	1,440,000	1,501,200
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	436,264
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 144A	70,000	66,938

66	See Notes to Schedules of Investments.

	Par	Value
HCA, Inc.
6.38%, 01/15/15	$150,000	$158,625
7.19%, 11/15/15	205,000	224,988
7.50%, 12/15/23	770,000	791,175
8.36%, 04/15/24	90,000	97,200
7.69%, 06/15/25Δ	815,000	838,431
7.58%, 09/15/25	715,000	732,875
7.05%, 12/01/27	20,000	19,350
7.50%, 11/06/33	205,000	205,512
7.75%, 07/15/36	120,000	118,800
Hercules Offshore, Inc.
10.50%, 10/15/17 144A	80,000	85,100
8.75%, 07/15/21 144A	785,000	836,025
7.50%, 10/01/21 144A	1,410,000	1,417,050
Hercules, Inc.
6.50%, 06/30/29	250,000	223,750
Hexion US Finance Corporation
6.63%, 04/15/20	160,000	160,800
Hiland Partners LP
7.25%, 10/01/20 144A	100,000	104,750
Hilton Worldwide Finance LLC
5.63%, 10/15/21 144A	180,000	180,788
Howard Hughes Corporation
6.88%, 10/01/21 144A	140,000	140,322
IASIS Healthcare LLC
8.38%, 05/15/19	520,000	542,100
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω† #	185,000	—
ING Capital Funding Trust III
3.85%, 12/29/49†Δ	160,000	154,400
Intel Corporation
2.95%, 12/15/35 CONVΔ	580,000	629,300
3.25%, 08/01/39 CONVΔ	460,000	570,402
International Lease Finance Corporation
5.65%, 06/01/14Δ	80,000	82,100
8.63%, 09/15/15Δ	450,000	498,375
8.88%, 09/01/17Δ	20,000	23,250
3.88%, 04/15/18	10,000	9,681
5.88%, 04/01/19Δ	210,000	219,684
6.25%, 05/15/19	155,000	163,525
5.88%, 08/15/22	215,000	212,850
iStar Financial, Inc.
5.70%, 03/01/14	62,000	63,085
6.05%, 04/15/15	20,000	20,950
3.88%, 07/01/16Δ	30,000	30,225
3.00%, 11/15/16 CONV	80,000	99,950
7.13%, 02/15/18	150,000	161,625
4.88%, 07/01/18	95,000	92,625
JC Penney Corporation, Inc.
6.38%, 10/15/36Δ	510,000	358,275
7.63%, 03/01/97Δ	910,000	614,250
Jefferies Group LLC
5.13%, 04/13/18Δ	55,000	59,303
6.88%, 04/15/21	270,000	300,826
5.13%, 01/20/23	305,000	307,960
6.45%, 06/08/27	35,000	35,875
3.88%, 11/01/29 CONV	55,000	57,853
6.25%, 01/15/36	135,000	130,220
6.50%, 01/20/43	1,510,000	1,498,681
Jones Group, Inc.
6.13%, 11/15/34	135,000	105,300
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	283,942
4.50%, 01/24/22	160,000	167,185
3.38%, 05/01/23Δ	400,000	363,472
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	495,735
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	684,694
Key Energy Services, Inc.
6.75%, 03/01/21Δ	170,000	169,150
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	82,713
6.95%, 01/15/38	90,000	101,763
Lantheus Medical Imaging, Inc.
9.75%, 05/15/17	100,000	91,000
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,484,000
Level 3 Financing, Inc.
9.38%, 04/01/19	20,000	22,150
7.00%, 06/01/20	930,000	943,950
8.63%, 07/15/20	220,000	241,450
Magnachip Semiconductor Corporation
6.63%, 07/15/21 144A	40,000	39,700
Magnum Hunter Resources Corporation
9.75%, 05/15/20 144AΔ	120,000	124,800
MarkWest Energy Partners LP
6.25%, 06/15/22	288,000	304,560
5.50%, 02/15/23	240,000	241,800
Masco Corporation
5.85%, 03/15/17Δ	90,000	97,875
7.75%, 08/01/29	250,000	277,377
6.50%, 08/15/32	175,000	174,562
MBIA Insurance Corporation
11.53%, 01/15/33 144A	435,000	295,800
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144A	335,000	280,540
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	734,089
6.11%, 01/29/37	1,300,000	1,343,108
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	181,054
Molycorp, Inc.
10.00%, 06/01/20Δ	150,000	150,375
Morgan Stanley
4.75%, 04/01/14Δ	40,000	40,693
4.75%, 11/16/18(A)	275,000	255,502
5.75%, 01/25/21	485,000	539,215
4.10%, 05/22/23Δ	215,000	200,926
6.25%, 08/09/26	400,000	448,480
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	107,133
Murphy Oil USA, Inc.
6.00%, 08/15/23 144A	80,000	80,000
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,342,592
Nationstar Mortgage LLC
7.88%, 10/01/20	450,000	471,375
Natural Resource Partners LP
9.13%, 10/01/18 144A	70,000	71,050
NBCUniversal Enterprise, Inc.
1.97%, 04/15/19 144A	410,000	398,615

See Notes to Schedules of Investments.	67

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
NES Rentals Holdings, Inc.
7.88%, 05/01/18 144A	$60,000	$61,500
Newfield Exploration Co.
5.63%, 07/01/24	875,000	850,938
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,600,000	1,899,000
Owens Corning
7.00%, 12/01/36	1,800,000	1,918,685
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144A	840,000	873,075
Pacific Gas & Electric Co.
4.60%, 06/15/43Δ	50,000	46,795
Pactiv LLC
8.38%, 04/15/27Δ	200,000	184,000
Parker Drilling Co.
9.13%, 04/01/18	400,000	430,000
Peabody Energy Corporation
6.00%, 11/15/18	140,000	140,350
6.50%, 09/15/20Δ	490,000	485,100
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	547,543
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	886,609
Pioneer Natural Resources Co.
5.88%, 07/15/16	900,000	1,003,032
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	60,789
Post Holdings, Inc.
7.38%, 02/15/22 144AΔ	150,000	158,438
ProLogis LP
6.63%, 05/15/18	15,000	17,557
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,522,500
6.38%, 05/15/33	470,000	421,825
6.00%, 02/15/35	180,000	155,700
QEP Resources, Inc.
6.88%, 03/01/21	290,000	309,575
5.25%, 05/01/23	1,900,000	1,781,250
Quicksilver Resources, Inc.
11.00%, 07/01/21 144A	90,000	85,725
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	244,125
Qwest Corporation
7.25%, 09/15/25Δ	615,000	689,260
6.88%, 09/15/33Δ	2,500,000	2,434,240
7.25%, 10/15/35	110,000	108,509
Radnet Management, Inc.
10.38%, 04/01/18Δ	320,000	340,000
Rain CII Carbon LLC
8.25%, 01/15/21 144A	200,000	202,000
8.50%, 01/15/21(E)	100,000	135,285
Range Resources Corporation
6.75%, 08/01/20	510,000	552,075
Regency Energy Partners LP
5.50%, 04/15/23	450,000	434,250
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144A	290,000	286,682
Republic Services, Inc.
4.75%, 05/15/23Δ	400,000	421,378
Resolute Forest Products, Inc.
5.88%, 05/15/23 144A	70,000	61,775
Reynolds Group Issuer, Inc.
9.00%, 04/15/19Δ	330,000	348,150
5.75%, 10/15/20	60,000	60,525
Rock Tenn Co.
4.00%, 03/01/23	600,000	582,449
RR Donnelley & Sons Co.
7.00%, 02/15/22Δ	495,000	499,950
Ryerson, Inc.
9.00%, 10/15/17	440,000	457,600
Samson Investment Co.
10.25%, 02/15/20 144A	100,000	106,500
Sanchez Energy Corporation
7.75%, 06/15/21 144A	160,000	156,800
SandRidge Energy, Inc.
7.50%, 02/15/23Δ	250,000	248,750
Service Corporation International
7.50%, 04/01/27	75,000	79,875
ServiceMaster Co.
7.00%, 08/15/20Δ	520,000	494,000
7.45%, 08/15/27	900,000	724,500
Shea Homes LP
8.63%, 05/15/19	150,000	165,750
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	27,366
SLM Corporation
5.00%, 06/15/18	700,000	692,527
8.45%, 06/15/18	769,000	870,892
8.00%, 03/25/20	10,000	10,838
5.50%, 01/25/23	1,720,000	1,583,441
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	75,308
6.75%, 04/16/40Δ	450,000	442,483
5.25%, 11/08/42	550,000	446,318
Springleaf Finance Corporation
5.75%, 09/15/16Δ	700,000	724,500
6.50%, 09/15/17	400,000	414,000
7.75%, 10/01/21 144A	145,000	150,438
8.25%, 10/01/23 144AΔ	55,000	57,200
Sprint Capital Corporation
6.88%, 11/15/28	2,065,000	1,853,338
8.75%, 03/15/32	745,000	760,831
Steel Dynamics, Inc.
7.63%, 03/15/20Δ	100,000	108,625
6.38%, 08/15/22	400,000	416,000
Suburban Propane Partners LP
7.38%, 08/01/21	225,000	241,875
Targa Resources Partners LP
4.25%, 11/15/23 144AΔ	110,000	100,100
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	130,000	121,550
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	124,173
Tenet Healthcare Corporation
6.88%, 11/15/31	85,000	72,462
Tesoro Logistics LP
5.88%, 10/01/20Δ	180,000	180,450
Textron Financial Corporation
5.13%, 08/15/14	30,000	30,980

68	See Notes to Schedules of Investments.

	Par	Value
Textron, Inc.
6.63%, 04/07/20(U)	$130,000	$238,828
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	223,781
8.25%, 04/01/19	40,000	46,356
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	101,247
TMX Finance LLC
8.50%, 09/15/18 144A	30,000	31,500
Toys “R” Us, Inc.
7.38%, 10/15/18	335,000	290,612
TransDigm, Inc.
7.50%, 07/15/21 144AΔ	970,000	1,047,600
tw telecom holdings, Inc.
5.38%, 10/01/22Δ	380,000	363,850
United Air Lines 2007-1 Pass-Through Trust
6.64%, 01/02/24	225,605	234,629
United Air Lines 2009-1 Pass-Through Trust
10.40%, 05/01/18Δ	53,688	60,163
United Rentals North America, Inc.
8.38%, 09/15/20Δ	270,000	300,375
United States Steel Corporation
2.75%, 04/01/19 CONVΔ	400,000	444,750
Univision Communications, Inc.
7.88%, 11/01/20 144A	267,000	293,366
US Airways 2012-1 Class A Pass Through Trust
5.90%, 04/01/26Δ	334,396	349,444
US Airways 2012-1 Class B Pass Through Trust
8.00%, 04/01/21Δ	584,578	637,190
US Airways 2012-1 Class C Pass Through Trust
9.13%, 10/01/15	514,609	530,048
US Airways 2012-2 Class A Pass Through Trust
4.63%, 12/03/26	270,000	261,731
USG Corporation
6.30%, 11/15/16Δ	1,250,000	1,328,125
Valeant Pharmaceuticals International
7.50%, 07/15/21 144A	390,000	422,175
Verizon Communications, Inc.
6.00%, 04/01/41	70,000	73,936
6.55%, 09/15/43	1,201,000	1,360,601
Verizon Pennsylvania LLC
6.00%, 12/01/28	35,000	34,140
VPI Escrow Corporation
6.38%, 10/15/20 144A	360,000	376,200
Wachovia Corporation
5.25%, 08/01/14	120,000	124,627
Watco Cos., LLC
6.38%, 04/01/23 144A	100,000	99,500
WellPoint, Inc.
7.00%, 02/15/19	80,000	96,877
6.38%, 06/15/37	221,000	255,562
Westvaco Corporation
8.20%, 01/15/30	145,000	170,699
7.95%, 02/15/31	45,000	52,104
WEX, Inc.
4.75%, 02/01/23 144A	440,000	402,600
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	518,262
6.95%, 10/01/27Δ	55,000	63,637
7.38%, 03/15/32	370,000	451,872
6.88%, 12/15/33	490,000	567,760
Williams Cos., Inc.
7.50%, 01/15/31	60,000	66,519
Windstream Corporation
7.75%, 10/01/21 144A	220,000	228,250
Zayo Group LLC
8.13%, 01/01/20	310,000	340,612

Total Corporate Bonds (Cost $117,958,590)		126,398,012

FOREIGN BONDS — 39.5%
Argentina — 0.3%
Argentina Boden Bonds
7.00%, 10/03/15Δ	952,000	876,792
Pan American Energy LLC
7.88%, 05/07/21Δ	156,000	157,560
Pan American Energy LLC
7.88%, 05/07/21 144A	61,000	61,610

		1,095,962

Australia — 1.1%
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	30,000	31,013
8.25%, 11/01/19 144AΔ	40,000	43,300
6.88%, 04/01/22 144AΔ	370,000	371,850
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,688,379
Queensland Treasury Corporation
7.13%, 09/18/17 144A(Z)	275,000	250,644
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	190,000	246,842
St. Barbara, Ltd.
8.88%, 04/15/18 144AΔ	200,000	175,500

		3,807,528

Bermuda — 0.8%
Alliance Oil Co., Ltd.
7.00%, 05/04/20 144A	520,000	520,000
Digicel Group, Ltd.
8.25%, 09/30/20	550,000	572,000
Qtel International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	211,000
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,367,767

		2,670,767

Brazil — 2.9%
Banco Nacional de Desenvol-vimento Economico e Social
3.38%, 09/26/16 144A	230,000	231,265
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	131,000	60,678
10.00%, 01/01/17(B)	4,207,000	1,884,760
10.00%, 01/01/21(B)Δ	6,727,000	2,892,073
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21	200,000	194,300

See Notes to Schedules of Investments.	69

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal Republic of Brazil
10.25%, 01/10/28(B)	$5,250,000	$2,374,735
Hypermarcas SA
6.50%, 04/20/21 144A	150,000	153,375
Oi SA
5.75%, 02/10/22 144A	933,000	825,705
Samarco Mineracao SA
4.13%, 11/01/22 144A	775,000	676,188
Telemar Norte Leste SA
5.50%, 10/23/20Δ	200,000	178,000
Telemar Norte Leste SA
5.50%, 10/23/20 144A	110,000	97,900
Vale SA
5.63%, 09/11/42Δ	395,000	346,515

		9,915,494

Canada — 4.8%
Air Canada
7.63%, 10/01/19 144A(C)	1,520,000	1,479,346
Atlantic Power Corporation
9.00%, 11/15/18 144AΔ	310,000	313,100
Canadian Government Bond
2.50%, 06/01/15(C)	4,720,000	4,686,452
Kodiak Oil & Gas Corporation
8.13%, 12/01/19Δ	90,000	98,775
5.50%, 02/01/22 144A	410,000	401,800
Methanex Corporation
5.25%, 03/01/22	75,000	77,929
Ontario Generic Residual STRIP
3.51%, 07/13/22(C)Ω†	2,600,000	1,841,216
4.13%, 03/08/29(C)Ω†	2,400,000	1,241,206
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	708,934
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,329,397
Saskatchewan Residual STRIP
1.06%, 04/10/14Ω†	3,535,000	3,412,137
Stone Container Finance Company of Canada II Escrow
5.04%, 07/15/14+Ω†	330,000	6,600
Thompson Creek Metals Co., Inc.
12.50%, 05/01/19Δ	120,000	124,200

		16,721,092

Cayman Islands — 1.5%
Braskem Finance, Ltd.
7.00%, 05/07/20	350,000	371,000
5.75%, 04/15/21Δ	400,000	394,000
Fibria Overseas Finance, Ltd.
6.75%, 03/03/21Δ	750,000	807,750
Odebrecht Finance, Ltd.
4.38%, 04/25/25 144A	1,070,000	930,900
Odebrecht Offshore Drilling Finance, Ltd.
6.75%, 10/01/22 144AΔ	500,000	513,750
Petrobras International Finance Co.
6.88%, 01/20/40	390,000	387,014
6.75%, 01/27/41	270,000	262,445
Suzano Trading, Ltd.
5.88%, 01/23/21 144AΔ	250,000	240,625
Vale Overseas, Ltd.
4.38%, 01/11/22	800,000	774,755
6.88%, 11/21/36	592,000	603,363

		5,285,602

Chile — 0.6%
AES Gener SA
5.25%, 08/15/21 144A	420,000	420,275
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19Δ	120,000	137,660
4.75%, 01/11/22Δ	255,000	249,000
Colbun SA
6.00%, 01/21/20Δ	100,000	107,357
Colbun SA
6.00%, 01/21/20 144A	110,000	118,093
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	420,000	413,738
Inversiones CMPC SA
4.75%, 01/19/18 144A	200,000	210,800
4.38%, 05/15/23 144AΔ	400,000	373,889

		2,030,812

Colombia — 0.2%
Ecopetrol SA
5.88%, 09/18/23	181,000	188,692
Empresa de Energia de Bogota SA
6.13%, 11/10/21 144A	250,000	256,875
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	138,900
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	261,950

		846,417

Croatia (Hrvatska) — 0.1%
Croatia Government International Bond
5.50%, 04/04/23 144AΔ	500,000	481,250

France — 0.4%
AXA SA
6.21%, 10/29/49(E)†	210,000	294,575
CGG
9.50%, 05/15/16Δ	420,000	443,625
Electricite de France SA
5.25%, 01/29/49 144A†	380,000	360,091
Europcar Groupe SA
11.50%, 05/15/17(E)	123,000	191,776
Rexel SA
5.25%, 06/15/20 144AΔ	210,000	205,800

		1,495,867

Germany — 5.0%
Bundesrepublik Deutschland
4.00%, 07/04/16(E)	2,000	2,983
3.75%, 01/04/19(E)	4,570,000	7,130,308
3.25%, 01/04/20(E)	4,240,000	6,527,781
3.25%, 07/04/21(E)	1,300,000	2,011,514
Kabel Deutschland Holding AG
6.50%, 07/31/17 144A(E)	100,000	146,446

70	See Notes to Schedules of Investments.

	Par	Value
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	$160,000	$231,032
KP Germany Erste GmbH
11.63%, 07/15/17(E)	180,000	283,084
KraussMaffei Group GmbH
8.75%, 12/15/20(E)	160,000	234,314
KraussMaffei Group GmbH
8.75%, 12/15/20 144A(E)	100,000	146,446
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144AΔ	400,000	414,000
Unitymedia KabelBW GmbH
9.50%, 03/15/21(E)	180,000	278,219

		17,406,127

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	2

Indonesia — 0.4%
Indonesia Government International Bond
6.63%, 02/17/37	225,000	230,062
5.25%, 01/17/42 144AΔ	770,000	660,275
Pertamina Persero PT
5.25%, 05/23/21 144A	400,000	381,000

		1,271,337

Ireland — 1.3%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	152,852
Ardagh Packaging Finance PLC
9.13%, 10/15/20 144AΔ	200,000	212,000
7.00%, 11/15/20 144A	200,000	193,000
EDC Finance, Ltd.
4.88%, 04/17/20 144A	500,000	478,750
Eircom Finance, Ltd.
9.25%, 05/15/20 144A(E)	200,000	271,923
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	381,600
Novatek OAO via Novatek Finance, Ltd.
6.60%, 02/03/21 144A	400,000	434,000
Ono Finance II PLC
11.13%, 07/15/19(E)	110,000	160,719
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/17 144A	980,000	982,450
XL Group PLC
6.38%, 11/15/24	585,000	672,218
6.25%, 05/15/27Δ	640,000	721,517

		4,661,029

Isle of Man (U.K.) — 0.1%
AngloGold Ashanti Holdings PLC
8.50%, 07/30/20Δ	300,000	309,750

Italy — 0.3%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	20,000	28,143
5.75%, 02/01/33(E)	20,000	29,594
5.00%, 08/01/34(E)	20,000	27,113
Telecom Italia Capital SA
6.38%, 11/15/33	855,000	738,653
6.00%, 09/30/34	225,000	186,177

		1,009,680

Japan — 0.1%
Softbank Corporation
4.50%, 04/15/20 144A	250,000	240,312

Jersey — 0.1%
AA Bond Co., Ltd.
9.50%, 07/31/19 144A(U)	100,000	174,842

Luxembourg — 3.7%
Altice Finco SA
9.00%, 06/15/23 144A(E)	100,000	139,812
Andrade Gutierrez International SA
4.00%, 04/30/18 144AΔ	780,000	735,150
ArcelorMittal
6.13%, 06/01/18Δ	740,000	787,175
6.00%, 03/01/21	380,000	392,350
7.50%, 10/15/39	510,000	488,325
7.25%, 03/01/41Δ	690,000	638,250
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	200,000	306,421
CSN Resources SA
6.50%, 07/21/20Δ	400,000	401,000
CSN Resources SA
6.50%, 07/21/20 144AΔ	150,000	150,375
Evraz Group SA
9.50%, 04/24/18	270,000	293,625
6.75%, 04/27/18 144A	440,000	431,200
6.50%, 04/22/20 144A	480,000	443,702
Gategroup Finance Luxembourg SA
6.75%, 03/01/19(E)	370,000	516,843
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22	829,000	803,094
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	74,826
INEOS Group Holdings SA
7.88%, 02/15/16(E)	195,361	267,597
6.13%, 08/15/18 144AΔ	600,000	588,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20	170,000	182,325
7.50%, 04/01/21	30,000	32,550
5.50%, 08/01/23 144A	2,490,000	2,340,600
Ontex IV SA
9.00%, 04/15/19(E)	100,000	143,740
Pacific Drilling SA
5.38%, 06/01/20 144A	100,000	97,750
Rosneft Finance SA
7.88%, 03/13/18Δ	1,040,000	1,203,800
Spie BondCo 3 SCA
11.00%, 08/15/19(E)	200,000	306,421
TMK OAO Via TMK Capital SA
6.75%, 04/03/20	200,000	191,000
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	275,000	304,562
Wind Acquisition Finance SA
7.25%, 02/15/18 144AΔ	420,000	436,800

See Notes to Schedules of Investments.	71

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)	$9,890	$13,279

		12,710,572

Mexico — 3.4%
America Movil SAB de CV
5.63%, 11/15/17Δ	98,000	112,452
Axtel SAB de CV
7.00%, 01/31/20 STEP 144A	124,000	117,180
Axtel SAB de CV
7.00%, 01/31/20 STEP CONV 144A(M)	141,300	15,113
Cemex SAB de CV
6.50%, 12/10/19 144AΔ	1,100,000	1,086,250
Grupo Televisa SAB
6.63%, 03/18/25Δ	100,000	115,249
6.63%, 01/15/40	270,000	294,022
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 144AΔ	130,000	119,778
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,713,353
6.50%, 06/09/22(M)	45,803,100	3,631,786
8.00%, 12/07/23(M)	38,500,000	3,368,140
Petroleos Mexicanos
5.50%, 01/21/21	750,000	806,250
6.50%, 06/02/41	135,000	140,586
5.50%, 06/27/44	200,000	182,568

		11,702,727

Netherlands — 1.7%
EDP Finance BV
4.75%, 09/26/16(E)	300,000	417,244
6.00%, 02/02/18 144AΔ	600,000	622,500
4.90%, 10/01/19 144A	1,600,000	1,586,000
Indosat Palapa Co. BV
7.38%, 07/29/20	100,000	104,875
Indosat Palapa Co. BV
7.38%, 07/29/20 144AΔ	100,000	104,875
Lukoil International Finance BV
6.36%, 06/07/17	200,000	223,800
6.66%, 06/07/22	570,000	618,450
LyondellBasell Industries NV
5.75%, 04/15/24	260,000	291,375
New World Resources NV
7.88%, 01/15/21 144A(E)	150,000	106,131
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	231,197
Polish Television Holding BV
11.25%, 05/15/17 STEP 144A(E)	125,000	181,197
11.00%, 01/15/21 PIK 144A(E)	100,000	140,020
Schaeffler Holding Finance BV
6.88%, 08/15/18 PIK 144A(E)	100,000	142,218
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	558,565
VimpelCom Holdings BV
7.50%, 03/01/22	400,000	422,500
VimpelCom Holdings BV
7.50%, 03/01/22 144A	200,000	211,250

		5,962,197

Norway — 0.7%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	62,173
4.25%, 05/19/17(K)	12,330,000	2,214,906
Petroleum Geo-Services ASA
7.38%, 12/15/18 144A	200,000	218,000

		2,495,079

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36Δ	61,000	69,998

Peru — 0.1%
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	550,000	478,500

Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21Δ	200,000	208,000

Poland — 0.9%
Poland Government Bond
5.25%, 10/25/17(P)	8,880,000	3,008,497

Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	50,000	61,165
3.85%, 04/15/21(E)	200,000	227,151
4.95%, 10/25/23(E)	900,000	1,064,456

		1,352,772

Russia — 0.7%
Russian Foreign Bond
4.88%, 09/16/23 144AΔ	800,000	820,000
7.50%, 03/31/30 STEP	1,238,935	1,462,538

		2,282,538

South Africa — 0.5%
Edcon Proprietary, Ltd.
9.50%, 03/01/18 144A(E)	210,000	269,183
South Africa Government Bond
10.50%, 12/21/26(S)	8,229,811	987,736
South Africa Government International Bond
5.88%, 09/16/25Δ	440,000	463,870

		1,720,789

Spain — 0.2%
Autonomous Community of Madrid Spain
4.30%, 09/15/26(E)	560,000	674,645
Santander Issuances SA Unipersonal
5.91%, 06/20/16 144A	100,000	105,855
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	76,975

		857,475

72	See Notes to Schedules of Investments.

	Par	Value
Supranational — 0.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	$3,250,000	$2,857,742

Sweden — 0.1%
Corral Petroleum Holdings AB
15.00%, 12/31/17 PIK 144A(E)	174,681	245,770
TVN Finance Corporation III AB
7.38%, 12/15/20 144A(E)	125,000	172,911

		418,681

Trinidad and Tobago — 0.1%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	340,000	438,600

Turkey — 0.9%
Mersin Uluslararasi Liman Isletmeciligi AS
5.88%, 08/12/20 144A	400,000	390,000
Turkey Government Bond
9.50%, 01/12/22(T)	1,800,000	915,571
7.10%, 03/08/23(T)	1,020,000	445,608
Turkey Government International Bond
7.50%, 07/14/17Δ	100,000	113,500
7.00%, 03/11/19	100,000	113,025
6.25%, 09/26/22	545,000	587,374
6.88%, 03/17/36	73,000	77,854
4.88%, 04/16/43	500,000	415,000

		3,057,932

United Arab Emirates — 0.4%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,515,000

United Kingdom — 3.6%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)	310,000	543,265
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	680,761
Co-operative Group Holdings
7.50%, 07/08/26 STEP(U)	100,000	150,581
HBOS PLC
6.75%, 05/21/18 144A	500,000	558,097
6.00%, 11/01/33 144A	1,385,000	1,311,004
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	422,757
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)	326,000	501,880
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	330,000	570,969
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	162,700
Royal Bank of Scotland PLC
6.13%, 01/11/21Δ	350,000	395,275
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	1,900,031
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	486,247
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	278,597	488,742
Thames Water Kemble Finance PLC
7.75%, 04/01/19(U)	160,000	281,625
United Kingdom Gilt
1.00%, 09/07/17(U)	1,420,000	2,280,347
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	214,200
6.75%, 06/07/16 144AΔ	200,000	206,000
6.00%, 01/31/19 144AΔ	350,000	334,250
7.13%, 05/31/23Δ	200,000	186,500
Vedanta Resources PLC
7.13%, 05/31/23 144AΔ	400,000	373,000
Virgin Media Finance PLC
7.00%, 04/15/23 144A(U)	130,000	214,251
Virgin Media Secured Finance PLC
6.50%, 01/15/18	100,000	104,375
5.50%, 01/15/21(U)	100,000	163,105

		12,529,962

Venezuela — 1.1%
Petroleos de Venezuela SA
8.50%, 11/02/17	1,180,000	1,072,030
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	26,065
5.75%, 02/26/16	1,153,000	1,043,465
7.75%, 10/13/19	860,000	719,390
9.25%, 09/15/27Δ	1,154,000	943,395
9.38%, 01/13/34Δ	207,000	164,565

		3,968,910

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144A	189,000	210,735

Total Foreign Bonds (Cost $136,109,405)		137,270,576

LOAN AGREEMENT — 0.0%
El Pollo Loco, Inc.
9.25%, 07/14/17† (Cost $28,841)	29,400	29,988

MORTGAGE-BACKED SECURITIES — 2.7%
Credit Suisse Commercial Mortgage Trust
5.70%, 09/15/40†	220,000	245,698
Federal Home Loan Mortgage Corporation
3.50%, 08/01/42 TBA	282,983	287,798
Federal National Mortgage Association
2.50%, 10/01/27 TBA	1,100,000	1,106,188
3.50%, 10/01/40 TBA	4,600,000	4,682,657
4.00%, 10/01/40 TBA	1,300,000	1,363,578
Government National Mortgage Association
4.50%, 10/20/41 TBA	400,000	431,125
3.00%, 10/15/42 TBA	1,200,000	1,182,937
3.50%, 10/15/42 TBA	100,000	102,797

Total Mortgage-Backed Securities (Cost $9,050,519)		9,402,778

See Notes to Schedules of Investments.	73

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
MUNICIPAL BOND — 0.1%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $333,021)	$435,000	$386,119

	Number of Contracts
PURCHASED OPTION — 0.1%
Put Options — 0.1%
U.S. Dollar vs. Euro, Strike Price $1.34, Expires 11/29/13 (HKSB) (Cost $ 131,848)	1,377	117,127

	Par
U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds
3.50%, 02/15/39	$860,000	843,808
4.25%, 05/15/39Δ	40,000	44,438
3.88%, 08/15/40Δ	30,000	31,268
2.75%, 08/15/42Δ	120,000	99,497
2.75%, 11/15/42Δ	2,275,000	1,883,452
3.13%, 02/15/43Δ	3,980,000	3,566,765
2.88%, 05/15/43Δ	2,665,000	2,262,334

		8,731,562

U.S. Treasury Notes
1.00%, 05/15/14Δ	10,000	10,057
2.63%, 07/31/14Δ	50,000	51,049
0.25%, 09/30/14Δ	5,100,000	5,107,074
2.38%, 09/30/14Δ	110,000	112,468
0.25%, 10/31/14Δ	2,860,000	2,863,575
1.25%, 08/31/15Δ	90,000	91,619
0.38%, 11/15/15Δ	2,855,000	2,855,557
0.25%, 12/15/15Δ	620,000	618,257
0.75%, 10/31/17	20,000	19,728
0.63%, 04/30/18Δ	530,000	515,218
1.38%, 07/31/18	10,000	10,018
1.25%, 10/31/19Δ	110,000	106,837
2.00%, 02/15/22Δ	120,000	116,677
1.63%, 08/15/22Δ	3,380,000	3,149,210

		15,627,344

Total U.S. Treasury Obligations (Cost $25,253,854)		24,358,906

	Shares
COMMON STOCKS — 0.8%
Healthcare — 0.2%
Bristol-Myers Squibb Co.	15,400	712,712

Materials & Processing — 0.3%
Nortek, Inc.*	33	2,267
PPG Industries, Inc.	5,751	960,762
Rock-Tenn Co. Class A	188	19,039

		982,068

Technology — 0.3%
Corning, Inc.	70,534	1,029,091

Total Common Stocks (Cost $1,696,589)	2,723,871

FOREIGN COMMON STOCKS — 0.4%
Norway — 0.1%
Deep Ocean Group Holding+@	8,860	248,789

Spain — 0.2%
Repsol SA ADRΔ	15,820	390,912
Telefonica SA ADRΔ	22,180	343,346

		734,258

United Kingdom — 0.1%
Royal Dutch Shell PLC ADR	6,443	423,176

Total Foreign Common Stocks (Cost $1,283,346)		1,406,223

PREFERRED STOCKS — 1.1%
Ally Financial, Inc.,
7.00% 144 A	400	382,200
Bank of America Corporation,
7.25% CONV	602	650,160
Chesapeake Energy Corporation,
5.00% CONV	3,950	366,955
Chesapeake Energy Corporation,
5.75% CONV 144A	50	55,156
El Paso Energy Capital Trust I,
4.75%, 03/31/28 CONV	500	28,065
iStar Financial, Inc.*	578	32,110
Lucent Technologies Capital Trust I,
7.75%, 03/15/17 CONVΔ	1,891	1,915,583
Weyerhaeuser Co.,
6.38%, 07/01/16Δ*	7,252	384,211

Total Preferred Stocks (Cost $2,884,947)		3,814,440

MONEY MARKET FUNDS — 31.3%
GuideStone Money Market Fund (GS4 Class)¥	48,737,039	48,737,039
Northern Institutional Liquid Assets Portfolio§	60,090,928	60,090,928

Total Money Market Funds (Cost $108,828,967)		108,827,967

TOTAL INVESTMENTS — 119.4% (Cost $403,559,927)		414,736,007
Liabilities in Excess of Other Assets — (19.4)%		(67,342,097)

NET ASSETS — 100.0%		$347,393,910

74	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Bonds	39.5
Corporate Bonds	36.4
Money Market Funds	31.3
U.S. Treasury Obligations	7.0
Mortgage-Backed Securities	2.7
Preferred Stocks	1.1
Common Stocks	0.8
Foreign Common Stocks	0.4
Municipal Bond	0.1
Purchased Option	0.1
Loan Agreement	— **
Futures Contracts	(3.3)
Forward Foreign Currency Contracts	(4.3)

111.8

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	75

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$126,398,012	$—	$121,985,343	$4,412,669
Common Stocks	2,723,871	2,721,604	—	2,267
Foreign Bonds:
Argentina	1,095,962	—	1,095,962	—
Australia	3,807,528	—	3,807,528	—
Bermuda	2,670,767	—	2,670,767	—
Brazil	9,915,494	—	9,915,494	—
Canada	16,721,092	—	16,714,492	6,600
Cayman Islands	5,285,602	—	5,285,602	—
Chile	2,030,812	—	2,030,812	—
Colombia	846,417	—	846,417	—
Croatia (Hrvatska)	481,250	—	481,250	—
France	1,495,867	—	1,495,867	—
Germany	17,406,127	—	17,406,127	—
Iceland	2	—	—	2
Indonesia	1,271,337	—	1,271,337	—
Ireland	4,661,029	—	4,661,029	—
Isle of Man (U.K.)	309,750	—	309,750	—
Italy	1,009,680	—	1,009,680	—
Japan	240,312	—	240,312	—
Jersey	174,842	—	174,842	—
Luxembourg	12,710,572	—	12,710,572	—
Mexico	11,702,727	—	11,702,727	—
Netherlands	5,962,197	—	5,962,197	—
Norway	2,495,079	—	2,495,079	—
Panama	69,998	—	69,998	—
Peru	478,500	—	478,500	—
Philippines	208,000	—	208,000	—
Poland	3,008,497	—	3,008,497	—
Portugal	1,352,772	—	1,352,772	—
Russia	2,282,538	—	2,282,538	—
South Africa	1,720,789	—	1,720,789	—
Spain	857,475	—	857,475	—
Supranational	2,857,742	—	2,857,742	—
Sweden	418,681	—	418,681	—
Trinidad and Tobago	438,600	—	438,600	—
Turkey	3,057,932	—	3,057,932	—
United Arab Emirates	1,515,000	—	1,515,000	—
United Kingdom	12,529,962	—	12,529,962	—
Venezuela	3,968,910	—	3,968,910	—
Virgin Islands (British)	210,735	—	210,735	—
Foreign Common Stocks	1,406,223	1,157,434	—	248,789
Loan Agreement	29,988	—	—	29,988
Money Market Funds	108,827,967	108,827,967	—	—
Mortgage-Backed Securities	9,402,778	—	9,402,778	—
Municipal Bond	386,119	—	386,119	—
Preferred Stocks	3,814,440	3,432,240	—	382,200
Purchased Option	117,127	—	117,127	—
U.S. Treasury Obligations	24,358,906	—	24,358,906	—

Total Assets — Investments in Securities	$414,736,007	$116,139,245	$293,514,247	$5,082,515

76	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(531,100)	$—	$(531,100)	$—
Futures Contracts	(40,741)	(40,741)	—	—

Total Liabilities — Other Financial Instruments	$(571,841)	$(40,741)	$(531,100)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s common stock, corporate bonds, foreign bonds, foreign common stock, loan agreement and preferred stock are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Common Stock	Corporate Bonds	Foreign Bonds	Foreign Common Stock	Loan Agreement	Preferred Stock
Balance, 12/31/12	$7,168,943	$2,385	$4,691,264	$1,872,450	$179,619	$30,363	$392,862
Accrued discounts/premiums	112,185	—	5,049	107,025	—	111	—
Realized gain (loss)	(211,162)	26	73,622	(284,813)	—	3	—
Change in unrealized appreciation (depreciation)	(70,397)	125	(159,244)	30,553	69,170	(339)	(10,662)
Purchases	438,156	—	424,000	14,156	—	—	—
Sales	(708,559)	(269)	(622,022)	(86,118)	—	(150)	—
Transfers in to Level 3	—	—	—	—	—	—	—
Transfers out of Level 3(1)	(245,770)	—	—	(245,770)	—	—	—
Maturities	(1,400,881)	—	—	(1,400,881)	—	—	—
Paydowns	—	—	—	—	—	—	—

Balance, 09/30/13	$5,082,515	$2,267	$4,412,669	$6,602	$248,789	$29,988	$382,200

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2013 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price which was determined using observable inputs.

See Notes to Schedules of Investments.	77

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)	September 30, 2013 (Unaudited)

	Par	Value
LOAN AGREEMENTS — 97.6%
Accudyne Industries, LLC Refinancing Term Loan
4.00%, 12/13/19	$1,994,975	$1,975,025
Activision Blizzard, Inc. Term B Loan
0.00%, 10/11/20S	1,900,000	1,896,827
ADS Waste Holdings, Inc. Term B Loan
4.25%, 10/09/19	1,246,859	1,245,500
Affinia Group Inc. Tranche B-2 Term Loan
4.75%, 04/25/20	1,047,375	1,047,375
AlixPartners, LLP 2013 Recapitalization Term B-2 Loan
5.00%, 07/02/20	1,000,000	1,010,000
Allflex Holdings III, Inc. Initial Term Loan
4.25%, 07/17/20	939,000	940,765
Alpha Topco Limited New Facility B
4.50%, 04/30/19	1,496,241	1,500,924
American Builders & Contractors Supply Co., Inc. Term B Loan
3.50%, 04/16/20	750,000	743,625
Ancestry.com, Inc. Term B-1 Loan
5.25%, 12/28/18	748,125	751,462
Apex Tool Group, LLC Term Loan
4.50%, 02/01/20	997,494	998,122
ARRIS Group, Inc. Term B Facility
3.50%, 03/27/20	748,120	741,260
Asurion, LLC Incremental Tranche B-1 Term Loan
4.50%, 05/24/19	1,496,231	1,481,029
Belden, Inc. Term B Loan
0.00%, 10/03/20S	750,000	750,000
Berry Plastics Corporation Term D Loan
3.50%, 02/08/20	748,120	739,330
Bioment, Inc. Term B2 Loan
0.00%, 07/25/17S	750,000	752,228
BJ’s Wholesale Club, Inc. New 2013 Replacement Loan
4.25%, 09/26/19	997,494	993,065
BMC Software Finance, Inc. Initial U.S. Term Loan
5.00%, 08/09/20	1,750,000	1,749,125
Bombardier Recreational Products Inc. Term B Loan
4.00%, 01/29/19	750,000	747,990
Bright Horizons Family Solutions LLC Term B Loan
4.00% - 5.25%, 01/30/20	1,246,859	1,245,039
BSN Medical Luxembourg Holding S.à r.l. New Term Loan B1
4.00%, 06/01/19	1,000,000	1,000,630
Capsugel Holdings US, Inc. Initial Term Loan
3.50%, 08/01/18	500,000	496,565
CDW Corporation Term Loan
3.50%, 04/29/20	997,495	979,729
CeramTec Term B1
0.00%, 08/30/20S	1,000,000	1,001,670
Chesapeake Energy Corporation Loan
5.75%, 12/02/17	1,000,000	1,016,560
Cincinnati Bell, Inc. Tranche B Term Loan
4.00%, 09/10/20	1,500,000	1,489,875
CompuCom Systems, Inc. Term Loan
4.25%, 05/09/20	1,941,291	1,902,465
CPG International, Inc. Term B Loan
0.00%, 09/30/20S	1,000,000	995,000
Crown Castle Operating Co. New Tranche B Term Loan
3.25%, 01/31/19	1,496,244	1,476,613
Del Monte Foods Co. Initial Term Loan
4.00%, 03/08/18	500,000	497,625
Dell, Inc. Term B Loan
0.00%, 03/24/20S	2,280,000	2,237,957
DS Waters of America, Inc. Term B Loan
5.25%, 09/30/20	1,250,000	1,258,600
Equipower Resources Holdings LLC Term B
0.00%, 12/21/18	1,250,000	1,251,875
Fairmount Minerals, Ltd. Tranche B-2 Term Loan
5.00%, 09/05/19	1,250,000	1,251,238
Fieldwood Energy LLC Term Loan
0.00%, 09/25/18S	440,000	439,085
0.00%, 09/30/20S	400,000	398,376
Foresight Energy LLC Term Loan
5.50%, 08/23/20	1,075,000	1,065,594
Gardner Denver, Inc. Initial Dollar Term Loan
4.25%, 07/30/20	1,750,000	1,731,310
Generac Power Systems, Inc. Term Loan B
3.50%, 05/31/20	750,000	745,688
Getty Images, Inc. Initial Term Loan
4.50%, 10/18/19	997,487	892,502
Great Wolf Resorts, Inc. Term B Loan
4.50%, 08/06/20	997,500	991,894
Greeneden U.S. Holdings II, LLC Dollar Term Loan
4.00%, 02/08/20	997,494	992,756
Hilton Worldwide Finance LLC Term B Loan
0.00%, 09/23/20S	2,250,000	2,245,905

78	See Notes to Schedules of Investments.

	Par	Value
Hub International, Ltd. Term B Loan
0.00%, 10/02/20S	$1,750,000	$1,750,000
Infor US, Inc. Term B3 Loan
0.00%, 06/03/20S	1,000,000	989,580
Integra Telecom Holdings, Inc. Replacement Term Loan
5.25%, 02/22/19	997,494	1,002,481
Interactive Data Corporation Term B Loan
3.75%, 02/11/18	1,247,238	1,240,228
J. Crew Group, Inc. Term B-1 Loan
4.00%, 03/07/18	1,276,106	1,269,726
Jarden Corporation Term B1
0.00%, 09/30/20S	2,000,000	1,996,520
Jo-Ann Stores, Inc. Term B Loan
4.00%, 03/18/18	748,120	747,185
Level 3 Financing, Inc. Tranche B-III 2019 Term Loan
4.00%, 08/01/19	1,250,000	1,247,500
Live Nation Entertainment, Inc. Term B-1 Loan
3.50%, 08/16/20	2,000,000	1,987,500
LTS Buyer LLC Term B Loan
4.50%, 04/01/20	1,246,875	1,250,379
MacDermid, Inc. Tranche B Term Loan
4.00%, 06/07/20	997,500	992,512
Media General, Inc. Term B-DD
0.00%, 07/31/20S	1,500,000	1,502,475
Michaels Store, Inc. Term B
0.00%, 01/28/20S	1,000,000	998,750
Moneygram International, Inc. Term Loan
4.25%, 03/28/20	997,494	996,247
Monitronics International, Inc. Term B Loan
4.25%, 03/23/18	498,744	497,651
MultiPlan, Inc. Term B-1 Loan
4.00%, 08/18/17	958,716	959,320
Neiman Marcus Group, Inc. Term Loan
4.00%, 05/16/18	1,188,035	1,186,229
Nexstar Broadcasting, Inc. Term B2
0.00%, 10/01/20S	1,250,000	1,252,737
Nuveen Investments, Inc. Tranche B First-Lien Term Loan
4.18%, 05/13/17	750,000	740,392
Oxea S.à r.l. Term Loan
8.25%, 06/06/20	750,000	746,018
Pacific Drilling SA Term Loan
4.50%, 06/03/18	798,000	800,594
Par Pharmaceutical Cos., Inc. Additional Term B-1 Loan
4.25%, 09/28/19	1,994,975	1,984,501
Party City Holdings, Inc. 2013 Replacement Term Loan
4.25%, 07/27/19	1,246,859	1,241,660
Performance Food Group, Inc. Initial Loan
6.25%, 11/14/19	997,500	983,784
Pinnacle Foods Finance LLC Term H Loan
0.00%, 04/29/20S	750,000	741,375
Quebecor Media, Inc. Facility B-1 Tranche
3.25%, 08/01/20	1,000,000	990,420
Quikrete Co., Inc. Term B
0.00%, 09/30/20S	1,500,000	1,498,665
Rexnord LLC Term B Loan
4.00%, 08/21/20	2,000,000	1,975,000
Sabre, Inc. Term B2 Loan
0.00%, 02/19/19S	1,000,000	993,750
Sedgwick Claims Management Services, Inc. Term Loan B
4.25%, 06/12/18	748,125	747,422
Sequa Corporation Initial Term Loan
5.25%, 06/19/17	997,487	999,981
Spectrum Brands, Inc. Tranche A Term Loan
3.00%, 09/04/17	1,000,000	998,950
Spectrum Brands, Inc. Tranche C Term Loan
3.50%, 09/04/17	1,000,000	998,750
Spin Holdco, Inc. Term B Loan
4.25%, 05/14/19S	1,000,000	996,250
Spotless Holding Term B
0.00%, 09/24/18S	1,500,000	1,502,505
Springer SBM Two GMBH Initial Term B2 Loan
5.00%, 08/15/20	1,500,000	1,488,750
Springleaf Financing Funding Co. Term B2
0.00%, 09/30/19S	500,000	499,790
Syniverse Holdings, Inc. Tranche B Term Loan
4.00%, 04/23/19	1,211,902	1,205,842
Toys “R” Us Property Co. Term B
0.00%, 08/21/19S	500,000	490,940
Transdigm, Inc. Term Loan C
3.75%, 02/28/20	748,116	744,255
Univision Communications, Inc. Incremental Term
4.00%, 03/01/20	1,246,867	1,231,281
UPC Financing Partnership Facility AH
3.25%, 06/30/21	1,000,000	993,750

See Notes to Schedules of Investments.	79

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
US Foods, Inc. Incremental Term Loan
4.50%, 03/31/19	$1,496,250	$1,485,971
Virgin Media Investment Holdings, Ltd. Term B
0.00%, 06/07/20S	1,000,000	993,470
WaveDivision Holdings, LLC Initial Term Loan
4.00% - 5.25%, 10/15/19	1,250,000	1,248,125
West Corporation Term B-8 Loan
3.75%, 06/30/18	1,745,603	1,743,857
WideOpenWest Finance LLC Term B
0.00%, 04/01/19S	1,000,000	1,005,750
Zayo Group LLC Term B
0.00%, 07/02/19S	500,000	499,715

Total Loan Agreements (Cost $102,534,993)		102,106,736

	Shares
MONEY MARKET FUND — 29.1%
GuideStone Money Market Fund (GS4 Class)¥ (Cost $30,403,264)	30,403,264	30,403,264

TOTAL INVESTMENTS — 126.7% (Cost $132,938,257)		132,510,000

Liabilities in Excess of Other Assets — (26.7)%		(27,908,637)

NET ASSETS — 100.0%		$104,601,363

PORTFOLIO SUMMARY (based on net assets)

%
Loan Agreements	97.6
Money Market Fund	29.1

126.7

80	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Loan Agreements	$102,106,736	$—	$98,128,677	$3,978,059
Money Market Fund	30,403,264	30,403,264	—	—

Total Assets — Investments in Securities	$132,510,000	$30,403,264	$98,128,677	$3,978,059

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s loan agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Loan Agreements
Balance, 12/31/12	$—	$—
Accrued discounts/premiums	112	112
Realized gain (loss)	(24)	(24)
Change in unrealized appreciation (depreciation)	(29,276)	(29,276)
Purchases	4,012,112	4,012,112
Sales	(4,865)	(4,865)
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—
Maturities	—	—
Paydowns	—	—

Balance, 09/30/13	$3,978,059	$3,978,059

See Notes to Schedules of Investments.	81

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 57.3%
Consumer Discretionary — 6.3%
Advance Auto Parts, Inc.	1,000	$82,680
Amazon.com, Inc.*	4,100	1,281,824
American Axle & Manufacturing Holdings, Inc.Δ*	12,270	241,965
ANN, Inc.*	4,150	150,313
Apollo Group, Inc. Class AΔ*	6,700	139,427
AutoZone, Inc.Δ*	1,900	803,187
Bed Bath & Beyond, Inc.*	5,200	402,272
Big Lots, Inc.*	4,400	163,196
Buckle, Inc. (The)Δ	900	48,645
CBS Corporation Class B	8,090	446,244
Chipotle Mexican Grill, Inc.*	1,150	493,005
Costco Wholesale Corporation	12,700	1,462,024
Cracker Barrel Old Country Store, Inc.	3,270	337,595
Dollar General Corporation*	11,450	646,467
Dollar Tree, Inc.*	9,500	543,020
eBay, Inc.*	15,200	848,008
Estee Lauder Cos., Inc. (The) Class A	2,700	188,730
Family Dollar Stores, Inc.	6,000	432,120
Fifth & Pacific Cos, Inc.*	5,970	150,026
Five Below, Inc.*	6,160	269,500
Francesca’s Holdings CorporationΔ*	7,610	141,850
General Motors Co.*	12,100	435,237
Genuine Parts Co.Δ	1,000	80,890
Harley-Davidson, Inc.Δ	10,370	666,169
Hasbro, Inc.Δ	7,500	353,550
Home Depot, Inc. (The)	16,880	1,280,348
J.C. Penney Co., Inc.*	14,820	130,712
Kohl’s CorporationΔ	3,200	165,600
Lennar Corporation Class AΔ	11,860	419,844
LIN Media LLC Class AΔ*	13,180	267,422
Lithia Motors, Inc. Class AΔ	4,720	344,371
McDonald’s Corporation	13,900	1,337,319
NIKE, Inc. Class B	4,870	353,757
Norwegian Cruise Line Holdings, Ltd.*	16,990	524,142
O’Reilly Automotive, Inc.Δ*	2,200	280,698
Panera Bread Co. Class AΔ*	2,900	459,737
PetSmart, Inc.Δ	11,400	869,364
priceline.com, Inc.*	1,190	1,203,031
Ralph Lauren Corporation	1,830	301,456
Red Robin Gourmet Burgers, Inc.Δ*	6,560	466,416
Ross Stores, Inc.	12,400	902,720
Scripps Networks Interactive, Inc. Class AΔ	900	70,299
Shutterfly, Inc.Δ*	6,030	336,956
Sotheby’s	3,110	152,794
Starbucks Corporation	2,800	215,516
Starwood Hotels & Resorts Worldwide, Inc.	7,560	502,362
Target Corporation	11,000	703,780
Taylor Morrison Home Corporation Class AΔ*	17,180	389,127
Tenneco, Inc.*	8,300	419,150
Tesla Motors, Inc.Δ*	910	176,012
Time Warner, Inc.	5,820	383,014
TJX Cos., Inc.	10,800	609,012
Tractor Supply Co.Δ	10,000	671,700
Tupperware Brands Corporation	1,700	146,829
Urban Outfitters, Inc.*	9,820	361,081
Vitamin Shoppe, Inc.Δ*	4,690	205,188
Wal-Mart Stores, Inc.	24,000	1,775,040
Walt Disney Co. (The)	7,850	506,247
Yum! Brands, Inc.Δ	12,220	872,386

		28,611,374

Consumer Staples — 5.9%
Archer-Daniels-Midland Co.	900	33,156
B&G Foods, Inc.	14,540	502,357
Campbell Soup Co.	5,700	232,047
Church & Dwight Co., Inc.	17,600	1,056,880
Clorox Co. (The)Δ	6,900	563,868
Coca-Cola Co. (The)	19,000	719,720
Colgate-Palmolive Co.	33,370	1,978,841
CVS Caremark Corporation	7,200	408,600
Dr. Pepper Snapple Group, Inc.Δ	18,500	829,170
General Mills, Inc.	12,300	589,416
Hershey Co. (The)	19,170	1,773,225
Hormel Foods Corporation	6,800	286,416
Kellogg Co.Δ	10,000	587,300
Kimberly-Clark CorporationΔ	14,200	1,337,924
Kroger Co. (The)	10,700	431,638
McCormick & Co., Inc. (Non-Voting Shares)Δ	12,500	808,750
Monster Beverage Corporation*	2,700	141,075
PepsiCo, Inc.	56,824	4,517,508
Procter & Gamble Co. (The)	52,500	3,968,475
Safeway, Inc.	15,790	505,122
Sprouts Farmers Market, Inc.*	7,600	337,364
Sysco CorporationΔ	104,000	3,310,320
Walgreen Co.	15,600	839,280
Whole Foods Market, Inc.	10,500	614,250

		26,372,702

Energy — 5.2%
Anadarko Petroleum Corporation	12,030	1,118,670
Athlon Energy, Inc.*	6,760	221,052
Cabot Oil & Gas Corporation	16,540	617,273
CARBO Ceramics, Inc.Δ	1,200	118,932
Chevron Corporation	29,700	3,608,550
Cobalt International Energy, Inc.*	38,600	959,596
Concho Resources, Inc.*	6,660	724,675
CONSOL Energy, Inc.	8,750	294,437
EOG Resources, Inc.	3,320	562,009
EPL Oil & Gas, Inc.*	8,980	333,248
Exxon Mobil Corporation	60,000	5,162,400
Goodrich Petroleum CorporationΔ*	20,280	492,601
Gulfport Energy Corporation*	11,380	732,189
Halliburton Co.Δ	4,180	201,267
Occidental Petroleum Corporation	70,100	6,557,154
Pattern Energy Group, Inc.	7,390	172,926
Rosetta Resources, Inc.Δ*	7,770	423,154
SemGroup Corporation Class A	6,560	374,051
Spectra Energy Corporation	7,900	270,417
SunPower Corporation*	18,210	476,374

		23,420,975

82	See Notes to Schedules of Investments.

	Shares	Value
Financial Services — 10.2%
Affiliated Managers Group, Inc.*	3,200	$584,448
Allstate Corporation (The)	6,100	308,355
American Tower Corporation REIT	300	22,239
Annaly Capital Management, Inc. REITΔ	130,400	1,510,032
Bank of Hawaii CorporationΔ	14,300	778,635
Bank of the Ozarks, Inc.Δ	6,440	309,056
Bryn Mawr Bank CorporationΔ	8,680	234,100
Capitol Federal Financial, Inc.	78,500	975,755
Cardtronics, Inc.Δ*	8,380	310,898
Chubb Corporation (The)	32,700	2,918,802
Citigroup, Inc.	17,510	849,410
City National CorporationΔ	4,400	293,304
Commerce Bancshares, Inc.Δ	27,995	1,226,461
Cullen/Frost Bankers, Inc.Δ	19,500	1,375,725
Discover Financial Services	13,570	685,828
Dun & Bradstreet Corporation (The)Δ	3,600	373,860
East West Bancorp, Inc.	5,430	173,488
Education Realty Trust, Inc. REITΔ	30,480	277,368
FactSet Research Systems, Inc.Δ	5,400	589,140
First Niagara Financial Group, Inc.	1,300	13,481
Fiserv, Inc.*	300	30,315
Fortegra Financial CorporationΔ*	33,520	285,255
Goldman Sachs Group, Inc. (The)	1,700	268,957
Heritage Oaks BancorpΔ*	23,470	150,208
Hersha Hospitality Trust REITΔ	44,950	251,271
Infinity Property & Casualty Corporation	5,220	337,212
IntercontinentalExchange, Inc.Δ*	5,540	1,005,067
JPMorgan Chase & Co.	23,156	1,196,934
KeyCorp	200,200	2,282,280
M&T Bank CorporationΔ	7,400	828,208
Marsh & McLennan Cos., Inc.	77,000	3,353,350
Mastercard, Inc. Class A	900	605,502
MetLife, Inc.	2,835	133,103
Nelnet, Inc. Class A	12,160	467,552
New York Community Bancorp, Inc.Δ	34,400	519,784
Northern Trust CorporationΔ	87,000	4,731,930
Ocwen Financial Corporation*	27,740	1,547,060
OmniAmerican Bancorp, Inc.Δ*	14,800	362,008
PacWest BancorpΔ	9,200	316,112
People’s United Financial, Inc.Δ	97,300	1,399,174
PNC Financial Services Group, Inc. (The)	46,400	3,361,680
Portfolio Recovery Associates, Inc.Δ*	14,810	887,711
ProAssurance Corporation	14,090	634,895
Progressive Corporation (The)	4,800	130,704
Rayonier, Inc. REITΔ	15,100	840,315
Reinsurance Group of America, Inc.	28,500	1,909,215
Signature Bank*	3,040	278,221
Simon Property Group, Inc. REIT	2,080	308,318
SunTrust Banks, Inc.	8,900	288,538
Total System Services, Inc.	14,800	435,416
Travelers Cos., Inc. (The)	9,900	839,223
US Bancorp	16,200	592,596
Visa, Inc. Class AΔ	6,520	1,245,972
W.R. Berkley Corporation	12,500	535,750

		46,170,221

Healthcare — 10.3%
Abbott Laboratories	14,200	471,298
AbbVie, Inc.	4,710	210,678
ACADIA Pharmaceuticals, Inc.Δ*	8,760	240,637
Aegerion Pharmaceuticals, Inc.Δ*	5,520	473,119
Aetna, Inc.	2,200	140,844
Agios Pharmaceuticals, Inc.Δ*	2,500	69,900
Air Methods Corporation*	5,510	234,726
Align Technology, Inc.Δ*	14,130	679,936
Allergan, Inc.	7,300	660,285
Allscripts Healthcare Solutions, Inc.Δ*	8,630	128,328
AmerisourceBergen Corporation	15,000	916,500
Amgen, Inc.	3,600	402,984
ArthroCare Corporation*	14,430	513,419
AVEO Pharmaceuticals, Inc.Δ*	16,420	33,989
Baxter International, Inc.	7,400	486,106
Becton, Dickinson and Co.Δ	41,400	4,140,828
Biogen Idec, Inc.*	5,470	1,316,957
BioScrip, Inc.*	13,560	119,057
BioTelemetry, Inc.Δ*	20,670	204,840
Bristol-Myers Squibb Co.	36,920	1,708,658
C.R. Bard, Inc.	6,700	771,840
Cardinal Health, Inc.	11,890	620,064
Celgene Corporation*	500	76,965
Cerner CorporationΔ*	11,450	601,698
Coronado Biosciences, Inc.Δ*	3,750	26,325
Covance, Inc.*	200	17,292
Cubist Pharmaceuticals, Inc.*	9,780	621,519
DaVita HealthCare Partners, Inc.*	200	11,380
Depomed, Inc.Δ*	26,690	199,641
DexCom, Inc.*	11,190	315,894
Dyax CorporationΔ*	11,880	81,497
Edwards Lifesciences Corporation*	1,500	104,445
Eli Lilly & Co.	46,200	2,325,246
Enanta Pharmaceuticals, Inc.*	1,120	25,670
Forest Laboratories, Inc.*	10,900	466,411
Furiex Pharmaceuticals, Inc.Δ*	3,670	161,443
Geron Corporation*	23,160	77,586
Gilead Sciences, Inc.*	2,570	161,499
Henry Schein, Inc.Δ*	2,100	217,770
IDEXX Laboratories, Inc.Δ*	6,200	617,830
Impax Laboratories, Inc.*	11,530	236,480
Insmed, Inc.Δ*	5,670	88,509
Intuitive Surgical, Inc.*	320	120,407
Johnson & Johnson	98,600	8,547,634
Laboratory Corporation of America HoldingsΔ*	8,400	832,776
McKesson Corporation	14,000	1,796,200
MEDNAX, Inc.*	1,400	140,560
Medtronic, Inc.	1,100	58,575
Merck & Co., Inc.	59,600	2,837,556
Myriad Genetics, Inc.Δ*	11,600	272,600
Neurocrine Biosciences, Inc.Δ*	42,310	478,949

See Notes to Schedules of Investments.	83

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
NPS Pharmaceuticals, Inc.Δ*	16,220	$515,958
Omnicare, Inc.Δ	1,680	93,240
Patterson Cos., Inc.	13,400	538,680
Pfizer, Inc.	73,914	2,122,071
Premier, Inc. Class A*	6,540	207,318
Prestige Brands Holdings, Inc.*	3,900	117,468
Quest Diagnostics, Inc.Δ	48,400	2,990,636
Receptos, Inc.*	1,800	46,746
Regeneron Pharmaceuticals, Inc.*	510	159,564
ResMed, Inc.Δ	3,300	174,306
Salix Pharmaceuticals, Ltd.Δ*	1,930	129,078
Stryker Corporation	11,000	743,490
Targacept, Inc.Δ*	6,630	35,205
Team Health Holdings, Inc.*	7,630	289,482
UnitedHealth Group, Inc.	8,400	601,524
Universal Health Services, Inc. Class B	4,730	354,703
ViroPharma, Inc.*	10,410	409,113
Zimmer Holdings, Inc.	7,130	585,658
Zoetis, Inc.	5,180	161,202

		46,340,792

Materials & Processing — 1.3%
Chemtura Corporation*	22,860	525,551
Commercial Metals Co.Δ	13,540	229,503
Eastman Chemical Co.	6,350	494,665
Fastenal Co.	11,200	562,800
International Flavors & Fragrances, Inc.	600	49,380
Louisiana-Pacific CorporationΔ*	19,360	340,542
Mosaic Co. (The)	25,800	1,109,916
Newmont Mining CorporationΔ	15,800	443,980
Packaging Corporation of America	4,320	246,629
Rock-Tenn Co. Class A	1,640	166,083
Rockwood Holdings, Inc.	12,470	834,243
Royal Gold, Inc.Δ	4,490	218,484
Sherwin-Williams Co. (The)	2,100	382,578
Valspar Corporation (The)	3,460	219,468

		5,823,822

Producer Durables — 6.3%
3M Co.	6,000	716,460
ADT Corporation (The)	27,000	1,097,820
Agilent Technologies, Inc.	23,708	1,215,035
AMETEK, Inc.	13,210	607,924
Automatic Data Processing, Inc.	19,800	1,433,124
CAI International, Inc.Δ*	20,780	483,551
CH Robinson Worldwide, Inc.Δ	5,100	303,756
Cintas CorporationΔ	3,300	168,960
Clean Harbors, Inc.Δ*	1,800	105,588
Cummins, Inc.	2,430	322,874
Danaher Corporation	1,400	97,048
FTI Consulting, Inc.*	4,660	176,148
General Dynamics Corporation	3,700	323,824
General Electric Co.	15,200	363,128
Genesee & Wyoming, Inc. Class A*	8,710	809,769
Honeywell International, Inc.	5,660	470,006
Huron Consulting Group, Inc.*	11,420	600,806
JB Hunt Transport Services, Inc.	5,450	397,468
Knight Transportation, Inc.Δ	1,900	31,388
Landstar System, Inc.	500	27,990
Lockheed Martin Corporation	1,100	140,305
Macquarie Infrastructure Co. LLC	12,980	694,949
Manpowergroup, Inc.	7,090	515,727
MasTec, Inc.Δ*	10,753	325,816
Mettler Toledo International, Inc.*	1,500	360,135
Middleby Corporation (The)*	1,550	323,810
MSC Industrial Direct Co., Inc. Class A	3,700	300,995
Northrop Grumman Corporation	2,800	266,728
Old Dominion Freight Line, Inc.*	16,080	739,519
OSI Systems, Inc.*	4,044	301,157
Paychex, Inc.Δ	20,800	845,312
Quanta Services, Inc.*	19,190	527,917
Raytheon Co.	7,600	585,732
Republic Services, Inc.	43,333	1,445,589
Roadrunner Transportation Systems, Inc.*	18,050	509,732
Rockwell Automation, Inc.Δ	5,490	587,101
Rockwell Collins, Inc.	6,974	473,256
Saia, Inc.*	9,860	307,435
Spirit Airlines, Inc.*	12,470	427,347
Stericycle, Inc.*	9,400	1,084,760
Terex Corporation*	4,940	165,984
Towers Watson & Co. Class A	11,640	1,245,014
Union Pacific Corporation	100	15,534
United Parcel Service, Inc. Class B	44,500	4,065,965
United Technologies Corporation	800	86,256
Waste Management, Inc.Δ	50,000	2,062,000
Werner Enterprises, Inc.Δ	4,700	109,651

		28,266,393

Technology — 5.1%
Adobe Systems, Inc.*	600	31,164
ADTRAN, Inc.	7,600	202,464
Altera Corporation	3,700	137,492
Analog Devices, Inc.	14,500	682,225
Apple, Inc.	2,050	977,338
Applied Materials, Inc.	93,600	1,641,744
Autodesk, Inc.*	1,500	61,755
Broadcom Corporation Class A	6,200	161,262
Cisco Systems, Inc.	73,540	1,722,307
Citrix Systems, Inc.*	3,660	258,432
Cognizant Technology Solutions Corporation Class A*	1,400	114,968
Dell, Inc.	2,800	38,556
Digimarc CorporationΔ	20,590	415,918
Ellie Mae, Inc.Δ*	19,260	616,513
F5 Networks, Inc.Δ*	3,600	308,736
Facebook, Inc. Class A*	13,210	663,670
Google, Inc. Class A*	1,500	1,313,865
Groupon, Inc.*	34,990	392,238
IAC/InterActiveCorp	5,000	273,350
Intel CorporationΔ	139,000	3,185,880
International Business Machines Corporation	6,400	1,185,152
Intuit, Inc.Δ	13,500	895,185
JDS Uniphase Corporation*	13,360	196,525

84	See Notes to Schedules of Investments.

	Shares	Value
Leidos Holdings, Inc.*	5,475	$249,222
Linear Technology CorporationΔ	19,300	765,438
Manhattan Associates, Inc.*	5,320	507,794
Maxim Integrated Products, Inc.Δ	8,900	265,220
Microchip Technology, Inc.Δ	2,800	112,812
Microsoft Corporation	52,900	1,762,099
NetApp, Inc.Δ	3,200	136,384
QUALCOMM, Inc.	2,900	195,344
Red Hat, Inc.*	2,400	110,736
Salesforce.com, Inc.Δ*	10,760	558,552
SBA Communications Corporation Class AΔ*	2,570	206,782
Science Applications International Corporation*	1,014	34,232
ServiceNow, Inc.*	3,340	173,513
Silicon Laboratories, Inc.*	600	25,626
Synchronoss Technologies, Inc.Δ*	4,460	169,748
Synopsys, Inc.*	8,600	324,220
Tech Data Corporation*	300	14,973
Teradata Corporation*	4,000	221,760
Texas Instruments, Inc.	2,300	92,621
Tyler Technologies, Inc.Δ*	10,010	875,575
VeriSign, Inc.Δ*	1,200	61,068
VMware, Inc. Class AΔ*	1,700	137,530
Xilinx, Inc.	12,440	582,938

		23,060,926

Utilities — 6.7%
Alliant Energy Corporation	1,400	69,370
American Electric Power Co., Inc.	11,600	502,860
American Water Works Co., Inc.	23,000	949,440
AT&T, Inc.Δ	83,000	2,807,060
CenterPoint Energy, Inc.	10,800	258,876
CenturyLink, Inc.Δ	89,900	2,821,062
Consolidated Edison, Inc.Δ	63,700	3,512,418
Dominion Resources, Inc.	24,300	1,518,264
DTE Energy Co.	7,900	521,242
Duke Energy Corporation	9,700	647,766
Entergy CorporationΔ	4,200	265,398
Laclede Group, Inc. (The)	40,800	1,836,000
NextEra Energy, Inc.	4,100	328,656
NiSource, Inc.	8,900	274,921
OGE Energy Corporation	600	21,654
PG&E CorporationΔ	44,300	1,812,756
Piedmont Natural Gas Co., Inc.	59,300	1,949,784
Pinnacle West Capital Corporation	6,100	333,914
Public Service Enterprise Group, Inc.	13,200	434,676
Questar Corporation	23,500	528,515
Sempra Energy	17,300	1,480,880
Southern Co. (The)Δ	23,900	984,202
tw telecom, Inc.*	9,300	277,744
UGI CorporationΔ	16,000	626,080
Verizon Communications, Inc.	26,800	1,250,488
WGL Holdings, Inc.Δ	86,700	3,702,957
Wisconsin Energy CorporationΔ	8,100	327,078
Xcel Energy, Inc.Δ	8,500	234,685

		30,278,746

Total Common Stocks (Cost $226,807,444)		258,345,951

FOREIGN COMMON STOCKS — 5.2%
Austria — 0.1%
Erste Group Bank AG	10,063	318,017

Bermuda — 0.5%
Everest Re Group, Ltd.	10,300	1,497,723
Marvell Technology Group, Ltd.*	25,100	288,650
Validus Holdings, Ltd.Δ	14,550	538,059

		2,324,432

Brazil — 0.1%
Linx SA	26,811	450,620

British Virgin Islands — 0.1%
Michael Kors Holdings, Ltd.Δ*	5,870	437,432

Canada — 0.6%
Augusta Resource CorporationΔ*	66,181	135,660
Canadian Pacific Railway, Ltd.	3,030	373,599
Capstone Mining Corporation*	112,130	269,970
Intact Financial Corporation	7,670	460,029
Methanex CorporationΔ	8,030	411,698
Potash Corporation of Saskatchewan, Inc.Δ	31,100	972,808
Silver Wheaton CorporationΔ	6,250	154,812
Silvercrest Mines, Inc.*	17,767	31,565

		2,810,141

Chile — 0.1%
Banco Santander Chile ADRΔ	21,070	553,930

China — 0.0%
Vipshop Holdings, Ltd. ADR*	2,580	146,544

France — 0.7%
Total SA	50,500	2,930,541

Guernsey — 0.0%
Tetragon Financial Group, Ltd.	1,580	15,847

Hong Kong — 0.1%
AIA Group, Ltd.	66,951	314,646

India — 0.0%
Dr. Reddys Laboratories, Ltd. ADR	2,360	89,184

Ireland — 0.4%
Accenture PLC Class A	9,000	662,760
Covidien PLCΔ	5,020	305,919
Eaton Corporation PLC	5,800	399,272
Icon PLC ADR*	4,420	180,911
Prothena Corporation PLCΔ*	150	3,034
Providence Resources PLC*	17,050	87,914

		1,639,810

Israel — 0.1%
Mazor Robotics, Ltd. ADRΔ*	2,730	46,137
Stratasys, Ltd.Δ*	3,050	308,843

		354,980

Japan — 0.1%
Honda Motor Co., Ltd.	8,000	303,983

Jersey — 0.1%
Shire PLC ADR	2,130	255,366

See Notes to Schedules of Investments.	85

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Mexico — 0.1%
Concentradora Fibra Hotelera Mexicana SA de CV REIT	101,770	$169,105
Credito Real SAB de CV*	170,311	269,073

		438,178

Netherlands — 0.4%
Constellium NV Class A*	21,860	424,084
Frank’s International NV	10,850	324,741
Koninklijke Philips NV	8,815	284,182
LyondellBasell Industries NV Class A	8,600	629,778
Yandex NV*	7,460	271,693

		1,934,478

Nigeria — 0.1%
Lekoil, Ltd.*	673,840	464,990

Panama — 0.1%
Carnival CorporationΔ	900	29,376
Copa Holdings SA Class A	4,000	554,680

		584,056

Philippines — 0.1%
Metropolitan Bank & Trust	240,860	459,150

Puerto Rico — 0.0%
OFG BanCorporation	11,300	182,947

Singapore — 0.1%
Avago Technologies, Ltd.	7,900	340,648

Sweden — 0.0%
Swedish Orphan Biovitrum AB*	14,340	142,804

Switzerland — 0.7%
ABB, Ltd.	19,200	454,125
ACE, Ltd.	7,000	654,920
Roche Holding AG ADRΔ	12,170	821,840
TE Connectivity, Ltd.	4,810	249,062
Tyco International, Ltd.	33,388	1,167,912

		3,347,859

United Kingdom — 0.6%
Aon PLC	10,940	814,374
AstraZeneca PLC ADRΔ	8,390	435,693
Countrywide PLC	52,921	449,790
Direct Line Insurance Group PLC	140,070	483,453
Ophir Energy PLC*	86,227	465,964

		2,649,274

Total Foreign Common Stocks (Cost $21,490,848)		23,489,857

PREFERRED STOCKS — 5.5%
Bank of America Corporation,
7.25%	6,915	7,468,200
Health Care REIT, Inc.,
6.25%	33,900	1,950,945
MetLife, Inc.,
5.0%, 03/26/14	5,000	143,300
NextEra Energy, Inc.Δ	23,643	1,144,321
Post Holdings, Inc.,
3.75% 144A@Δ	1,273	131,922
Stanley Black & Decker, Inc.,
4.75%, 11/17/15	18,600	2,548,386
US Bancorp,
6.00%Δ	139,500	3,758,130
Wells Fargo & Co.,
7.50%, 12/31/49	6,579	7,483,678

Total Preferred Stocks (Cost $24,554,171)		24,628,882

MASTER LIMITED PARTNERSHIP — 0.2%
Spectra Energy Partners LP (Cost $671,339)	15,825	694,401

MONEY MARKET FUNDS — 24.2%
GuideStone Money Market Fund (GS4 Class)¥	26,286,852	26,286,852
Northern Institutional Liquid Assets Portfolio§	82,924,755	82,924,755

Total Money Market Funds (Cost $109,211,607)		109,211,607

SYNTHETIC CONVERTIBLE INSTRUMENTS — 0.6%
Citigroup, Inc.+	15,900	1,010,922
Deutsche Bank AG+	12,700	774,827
UBS AG+@	16,400	782,936

Total Synthetic Convertible Instruments (Cost $2,486,017)		2,568,685

	Par
CORPORATE BONDS — 22.3%
Alere, Inc.
3.00%, 05/15/16 CONV	$1,400,000	1,483,125
Alliant Techsystems, Inc.
3.00%, 08/15/24 CONVΔ	750,000	983,906
American Realty Capital Properties, Inc.
3.00%, 08/01/18 CONVΔ	1,225,000	1,159,922
AmeriGas Finance LLC
6.75%, 05/20/20	300,000	320,250
Archer-Daniels-Midland Co.
0.88%, 02/15/14 CONV	600,000	611,250
ARRIS Group, Inc.
2.00%, 11/15/26 CONV	575,000	618,125
Biomet, Inc.
6.50%, 10/01/20	475,000	483,906
Blucora, Inc.
4.25%, 04/01/19 CONV 144AΔ	240,000	302,100
Boston Properties LP
3.63%, 02/15/14 CONV 144AΔ	1,545,000	1,588,453
Bristow Group, Inc.
3.00%, 06/15/38 CONV	925,000	1,138,906
CCO Holdings LLC
5.25%, 09/30/22	300,000	279,000
CenturyLink, Inc.
5.80%, 03/15/22Δ	100,000	94,750
Chesapeake Energy Corporation
2.50%, 05/15/37 CONVΔ	2,315,000	2,286,062
CIT Group, Inc.
5.00%, 05/15/17Δ	30,000	31,688
5.00%, 08/15/22Δ	500,000	490,886
Citigroup, Inc.
5.95%, 12/29/49†Δ	3,120,000	2,913,300
Covanta Holding Corporation
3.25%, 06/01/14 CONV	350,000	482,781
DaVita HealthCare Partners, Inc.
6.63%, 11/01/20	500,000	533,750

86	See Notes to Schedules of Investments.

	Par	Value
Dealertrack Technologies, Inc.
1.50%, 03/15/17 CONV	$370,000	$477,994
Electronic Arts, Inc.
0.75%, 07/15/16 CONVΔ	2,300,000	2,508,438
Exterran Holdings, Inc.
4.25%, 06/15/14 CONV	1,050,000	1,311,188
Extra Space Storage LP
2.38%, 07/01/33 CONV 144A	950,000	957,719
Frontier Communications Corporation
8.50%, 04/15/20Δ	450,000	499,500
General Cable Corporation
0.88%, 11/15/13 CONVΔ	2,350,000	2,351,469
General Electric Capital Corporation
6.25%, 12/15/49†	2,600,000	2,636,652
Goodyear Tire & Rubber Co.
6.50%, 03/01/21	200,000	204,500
7.00%, 05/15/22	325,000	339,625
Greenbrier Cos., Inc.
3.50%, 04/01/18 CONVΔ	1,100,000	1,185,938
Griffon Corporation
4.00%, 01/15/17 CONV 144A	470,000	524,931
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,550,000	2,053,750
HCA, Inc.
5.88%, 05/01/23	400,000	394,000
Health Care REIT, Inc.
3.00%, 12/01/29 CONV	1,070,000	1,326,131
Hockey Merger Sub 2, Inc.
7.88%, 10/01/21 144A	400,000	402,500
Hologic, Inc.
2.00%, 12/15/43 STEPΔ	520,000	543,400
2.00%, 12/15/37 STEPΔ	340,000	341,064
2.00%, 03/01/42 STEPΔ	1,790,000	1,803,425
Iconix Brand Group, Inc.
2.50%, 06/01/16 CONV	1,945,000	2,400,859
Illumina, Inc.
0.25%, 03/15/16 CONV 144A	2,105,000	2,407,594
Integra LifeSciences Holdings Corporation
1.63%, 12/15/16 CONVΔ	1,900,000	1,930,875
Intel Corporation
2.95%, 12/15/35 CONVΔ	3,450,000	3,743,250
Janus Capital Group, Inc.
3.25%, 07/15/14 CONVΔ	1,219,000	1,243,380
0.75%, 07/15/18 CONV	208,000	218,270
Jarden Corporation
1.88%, 09/15/18 CONV 144A	820,000	988,100
L-3 Communications Holdings, Inc.
3.00%, 08/01/35 CONV	2,043,000	2,234,531
Lam Research Corporation
0.50%, 05/15/16 CONVΔ	1,830,000	2,079,338
Leap Wireless International, Inc.
4.50%, 07/15/14 CONV	1,605,000	1,641,112
Lennar Corporation
2.00%, 12/01/20 CONV 144A	775,000	1,001,688
Liberty Interactive LLC
1.00%, 09/30/43 CONV 144A	950,000	977,906
LifePoint Hospitals, Inc.
3.50%, 05/15/14 CONV	2,316,000	2,449,170
Linear Technology Corporation
3.00%, 05/01/27 CONV	835,000	890,841
Live Nation Entertainment, Inc.
2.88%, 07/15/27 CONVΔ	1,990,000	2,038,506
Mediacom LLC
7.25%, 02/15/22	350,000	367,500
Microchip Technology, Inc.
2.13%, 12/15/37 CONV	729,000	1,145,897
Micron Technology, Inc.
1.88%, 06/01/14 CONV	245,000	311,303
Navistar International Corporation
3.00%, 10/15/14 CONVΔ	1,435,000	1,461,009
NBTY, Inc.
9.00%, 10/01/18	500,000	551,250
Nuance Communications, Inc.
2.75%, 11/01/31 CONV	1,560,000	1,584,375
NuVasive, Inc.
2.75%, 07/01/17 CONV	2,370,000	2,322,600
Omnicare, Inc.
3.25%, 12/15/35 CONV	2,195,000	2,343,162
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 CONV 144AΔ	2,185,000	2,271,034
Prologis LP
3.25%, 03/15/15 CONVΔ	1,595,000	1,809,328
Reynolds Group Issuer, Inc.
9.88%, 08/15/19	250,000	272,500
Rovi Corporation
2.63%, 02/15/40 CONV	1,300,000	1,313,000
Royal Gold, Inc.
2.88%, 06/15/19 CONVΔ	500,000	481,875
RTI International Metals, Inc.
3.00%, 12/01/15 CONV	425,000	485,562
Ryland Group, Inc.
0.25%, 06/01/19 CONV	1,430,000	1,312,025
Salesforce.com, Inc.
0.25%, 04/01/18 CONV 144AΔ	1,475,000	1,585,625
Salix Pharmaceuticals, Ltd.
1.50%, 03/15/19 CONV	570,000	702,169
SEACOR Holdings, Inc.
2.50%, 12/15/27 CONV 144A	815,000	993,281
Sinclair Television Group, Inc.
6.38%, 11/01/21 144A	400,000	404,000
Sirius XM Radio, Inc.
5.88%, 10/01/20 144AΔ	200,000	202,250
Sprint Corporation
7.88%, 09/15/23 144A	425,000	434,562
Steel Dynamics, Inc.
5.13%, 06/15/14 CONV	1,025,000	1,122,375
Tenet Healthcare Corporation
6.00%, 10/01/20 144AΔ	250,000	256,094
Tesoro Logistics LP
6.13%, 10/15/21	475,000	479,750
TIBCO Software, Inc.
2.25%, 05/01/32 CONV	2,060,000	2,102,488

See Notes to Schedules of Investments.	87

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Titan Machinery, Inc.
3.75%, 05/01/19 CONVΔ	$1,250,000	$1,117,188
Toll Brothers Finance Corporation
0.50%, 09/15/32 CONV 144AΔ	1,390,000	1,403,900
Trinity Industries, Inc.
3.88%, 06/01/36 CONVΔ	1,920,000	2,338,800
TTM Technologies, Inc.
3.25%, 05/15/15 CONVΔ	1,715,000	1,760,019
Valeant Pharmaceuticals International
7.50%, 07/15/21 144A	400,000	433,000
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18	250,000	265,000
Volcano Corporation
1.75%, 12/01/17 CONV	950,000	986,812
Walter Investment Management Corporation
4.50%, 11/01/19 CONV	1,675,000	1,762,938
WebMD Health Corporation
2.50%, 01/31/18 CONV	1,765,000	1,671,234
WellPoint, Inc.
2.75%, 10/15/42 CONV 144A@Δ	172,000	219,838
XM Satellite Radio, Inc.
7.00%, 12/01/14 CONV 144A	250,000	540,469

Total Corporate Bonds (Cost $94,441,262)		100,724,016

FOREIGN BONDS — 1.0%
Australia — 0.1%
FMG Resources August 2006 Proprietary, Ltd.
8.25%, 11/01/19 144AΔ	525,000	568,312
6.88%, 04/01/22 144AΔ	100,000	100,500

		668,812

Luxembourg — 0.4%
ArcelorMittal
5.00%, 05/15/14 CONVΔ	1,790,000	1,826,919

Netherlands — 0.5%
Siemens Financierings-maatschappij NV
1.05%, 08/16/17 CONVΔ	2,000,000	2,169,120

Total Foreign Bonds (Cost $4,500,779)		4,664,851

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
Cobalt International Energy, Inc., Strike Price $27.50, Expires 01/18/14 (KS)	242	53,724
HCA, Inc. (KS)	58	870
Volcano Corporation, Strike Price $20.00, Expires 10/19/13 (KS)	19	7,315

		61,909

Total Purchased Options (Cost $73,322)		61,909

TOTAL INVESTMENTS — 116.3% (Cost $484,236,789)		524,390,159

	Shares
COMMON STOCKS SOLD SHORT — (7.6)%
Consumer Discretionary — (1.5)%
Angie’s List, Inc.*	(9,270)	(208,575)
AutoZone, Inc.*	(710)	(300,138)
Bed Bath & Beyond, Inc.*	(3,870)	(299,383)
Buckle, Inc. (The)	(3,910)	(211,336)
CarMax, Inc.*	(6,020)	(291,789)
Coach, Inc.	(2,940)	(160,318)
DIRECTV*	(2,430)	(145,193)
Dollar Tree, Inc.*	(1,940)	(110,890)
Foot Locker, Inc.	(3,430)	(116,414)
Gap, Inc. (The)	(4,460)	(179,649)
Hasbro, Inc.	(3,830)	(180,546)
Johnson Controls, Inc.	(4,410)	(183,015)
Kohl’s Corporation	(2,900)	(150,075)
Lowe’s Cos., Inc.	(10,570)	(503,238)
Lumber Liquidators Holdings, Inc.*	(1,330)	(141,844)
Macy’s, Inc.	(6,260)	(270,870)
MDC Holdings, Inc.	(12,350)	(370,624)
Nordstrom, Inc.	(3,680)	(206,816)
NVR, Inc.*	(400)	(367,676)
Panera Bread Co. Class A*	(920)	(145,848)
Target Corporation	(6,440)	(412,031)
TJX Cos., Inc.	(2,020)	(113,908)
Tumi Holdings, Inc.*	(5,180)	(104,377)
Twenty-First Century Fox, Inc.	(12,910)	(432,485)
Under Armour, Inc. Class A*	(4,200)	(333,690)
VF Corporation	(1,200)	(238,860)
Wal-Mart Stores, Inc.	(2,780)	(205,609)
Whirlpool Corporation	(1,410)	(206,480)
Williams-Sonoma, Inc.	(3,200)	(179,840)

		(6,771,517)

Consumer Staples — (0.5)%
Campbell Soup Co.	(4,810)	(195,815)
Clorox Co. (The)	(5,150)	(420,858)
CVS Caremark Corporation	(2,040)	(115,770)
Dr. Pepper Snapple Group, Inc.	(7,860)	(352,285)
General Mills, Inc.	(3,110)	(149,031)
Hormel Foods Corporation	(2,620)	(110,355)
Kraft Foods Group, Inc.	(4,170)	(218,675)
Procter & Gamble Co. (The)	(6,560)	(495,870)
Sysco Corporation	(6,000)	(190,980)

		(2,249,639)

Energy — (1.0)%
Apache Corporation	(5,190)	(441,877)
Approach Resources, Inc.*	(16,450)	(432,306)
Bill Barrett Corporation*	(16,440)	(412,809)
CARBO Ceramics, Inc.	(1,976)	(195,841)
Chesapeake Energy Corporation	(19,450)	(503,366)
ConocoPhillips	(9,980)	(693,710)
Devon Energy Corporation	(6,640)	(383,526)
Exxon Mobil Corporation	(1,850)	(159,174)
Marathon Petroleum Corporation	(2,470)	(158,871)
Northern Oil and Gas, Inc.*	(37,040)	(534,487)
Oasis Petroleum, Inc.*	(8,280)	(406,796)

		(4,322,763)

Financial Services — (1.6)%
American Express Co.	(10,020)	(756,710)
Assurant, Inc.	(6,850)	(370,585)
CBRE Group, Inc. Class A*	(16,460)	(380,720)

88	See Notes to Schedules of Investments.

	Shares	Value
Charles Schwab Corporation (The)	(7,910)	$(167,217)
Cincinnati Financial Corporation	(10,040)	(473,486)
Cohen & Steers Inc	(8,640)	(305,078)
Comerica, Inc.	(7,750)	(304,653)
DiamondRock Hospitality Co. REIT	(21,580)	(230,259)
FactSet Research Systems, Inc.	(4,970)	(542,227)
First Republic Bank	(10,280)	(479,356)
Health Care REIT, Inc.	(6,730)	(419,817)
Iberiabank Corporation	(6,570)	(340,786)
Janus Capital Group, Inc.	(29,730)	(253,002)
National Health Investors, Inc. REIT	(840)	(47,788)
Progressive Corporation (The)	(23,580)	(642,083)
RLI Corporation	(1,900)	(166,098)
T Rowe Price Group, Inc.*	(7,250)	(521,493)
Thomson Reuters Corporation	(8,440)	(295,485)
Ventas, Inc. REIT	(1,260)	(77,490)
Western Union Co. (The)	(21,580)	(402,683)
Zillow, Inc. Class A*	(2,410)	(203,332)

		(7,380,348)

Healthcare — (0.8)%
AmerisourceBergen Corporation	(1,380)	(84,318)
Arena Pharmaceuticals, Inc.*	(46,780)	(246,531)
Boston Scientific Corporation*	(6,660)	(78,188)
Eli Lilly & Co.	(3,110)	(156,526)
Express Scripts Holding Co.*	(2,600)	(160,628)
HealthSouth Corporation	(3,570)	(123,094)
HMS Holdings Corporation*	(6,990)	(150,355)
Hospira, Inc.*	(1,590)	(62,360)
ImmunoGen, Inc.*	(5,150)	(87,653)
Johnson & Johnson	(1,860)	(161,243)
Laboratory Corporation of America Holdings*	(1,650)	(163,581)
LifePoint Hospitals, Inc.*	(4,660)	(217,296)
Medtronic, Inc.	(3,020)	(160,815)
Neogen Corporation*	(1,330)	(80,758)
Optimer Pharmaceuticals, Inc.*	(28,260)	(356,076)
Portola Pharmaceuticals, Inc.*	(3,030)	(81,052)
Quest Diagnostics, Inc.	(2,740)	(169,305)
Sirona Dental Systems, Inc.*	(6,660)	(445,754)
Stryker Corporation	(1,660)	(112,199)
WellPoint, Inc.	(4,730)	(395,475)

		(3,493,207)

Materials & Processing — (0.3)%
Albemarle Corporation	(6,690)	(421,069)
Alcoa, Inc.	(45,390)	(368,567)
American Vanguard Corporation	(7,810)	(210,245)
Armstrong World Industries, Inc.*	(2,240)	(123,110)
Fastenal Co.	(4,060)	(204,015)
Globe Specialty Metals, Inc.	(8,450)	(130,214)
Schnitzer Steel Industries, Inc.	(4,840)	(133,294)

		(1,590,514)

Producer Durables — (1.3)%
Atlas AirWorldwide Holdings, Inc.*	(2,930)	(135,102)
CH Robinson Worldwide, Inc.	(8,880)	(528,893)
Control4 Corporation*	(6,860)	(118,815)
CSX Corporation	(12,000)	(308,880)
Emerson Electric Co.	(7,950)	(514,365)
GrafTech International, Ltd.*	(27,600)	(233,220)
Hub Group, Inc. Class A*	(11,580)	(454,283)
Landstar System, Inc.	(5,230)	(292,775)
Manitowoc Co., Inc.	(20,020)	(391,992)
Norfolk Southern Corporation	(7,660)	(592,501)
PACCAR, Inc.	(3,060)	(170,320)
Parker Hannifin Corporation	(1,710)	(185,911)
Southwest Airlines Co.	(30,780)	(448,157)
Stericycle, Inc.*	(1,380)	(159,252)
Textron, Inc.	(13,090)	(361,415)
TransDigm Group, Inc.	(1,150)	(159,505)
Trinity Industries, Inc.	(6,250)	(283,437)
Werner Enterprises, Inc.	(15,420)	(359,749)

		(5,698,572)

Technology — (0.5)%
Aruba Networks, Inc.*	(4,840)	(80,538)
Bankrate, Inc.*	(9,650)	(198,500)
Cognizant Technology Solutions Corporation Class A*	(5,250)	(431,130)
Electronic Arts, Inc.*	(21,600)	(551,880)
Marketo, Inc.*	(2,450)	(78,106)
NetApp, Inc.	(2,840)	(121,041)
NetSuite, Inc.*	(1,230)	(132,766)
Oracle Corporation	(6,520)	(216,268)
Rackspace Hosting, Inc.*	(2,320)	(122,403)
Tech Data Corporation*	(3,270)	(163,206)
Teradata Corporation*	(1,870)	(103,673)
Vocera Communications, Inc.*	(2,950)	(54,870)

		(2,254,381)

Utilities — (0.1)%
National Fuel Gas Co.	(7,190)	(494,385)

Total Common Stocks Sold Short (Cost $(33,632,058))		(34,255,326)

FOREIGN COMMON STOCKS SOLD SHORT — (1.4)%
Argentina — (0.1)%
MercadoLibre, Inc.	(2,720)	(366,955)

Bermuda — (0.1)%
Arch Capital Group, Ltd.*	(6,610)	(357,799)
Textainer Group Holdings, Ltd.*	(6,040)	(228,735)

		(586,534)

Canada — (0.4)%
Barrick Gold Corporation	(24,450)	(455,259)
Encana Corporation	(35,460)	(614,522)
Ultra Petroleum Corporation*	(25,720)	(529,060)

		(1,598,841)

Chile — 0.0%
Banco Santander Chile ADR	(1)	(22)

China — 0.0%
Aluminum Corporation of China, Ltd. Class H*	(140,590)	(52,205)

Colombia — (0.1)%
BanColombia SA ADR	(8,200)	(471,828)

Germany — 0.0%
Merck KGaA	(1,010)	(157,612)

Hong Kong — (0.1)%
Hong Kong & China Gas Co., Ltd.	(149,320)	(359,251)

See Notes to Schedules of Investments.	89

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hungary — (0.1)%
OTP Bank PLC	(15,790)	$(312,439)

Ireland — 0.0%
Mallinckrodt PLC*	(1,410)	(62,167)

Japan — 0.0%
Eisai Co., Ltd.	(3,910)	(158,715)

Jersey — 0.0%
Delphi Automotive PLC	(2,150)	(125,603)

Mexico — (0.1)%
Banregio Grupo Financiero SAB de CV	(53,297)	(303,304)
Mexico Real Estate Management SA de CV*	(103,060)	(176,287)

		(479,591)

Panama — 0.0%
Carnival Corporation	(3,250)	(106,080)

South Africa — (0.1)%
AngloGold Ashanti, Ltd. ADR	(5,860)	(77,821)
Gold Fields, Ltd. ADR	(24,720)	(112,970)
Nedbank Group, Ltd.	(18,660)	(380,067)

		(570,858)

Spain — (0.1)%
Banco Santander SA	(38,143)	(311,056)

Sweden — (0.1)%
Hennes & Mauritz AB Class B	(4,170)	(181,096)

United Kingdom — (0.1)%
Amlin PLC	(48,470)	(317,954)

Total Foreign Common Stocks Sold Short (Cost $(6,313,982))		(6,218,807)

EXCHANGE TRADED FUNDS SOLD SHORT — (2.3)%
CurrencyShares Euro Trust	(1,020)	(136,527)
Health Care Select Sector SPDR Fund	(20,980)	(1,060,959)
iShares Core S&P Small-Cap ETF	(14,320)	(1,428,706)
iShares Nasdaq Biotechnology ETF	(3,400)	(712,640)
iShares Russell 2000 Growth ETF	(9,670)	(1,216,873)
iShares Russell 2000 ETF	(12,990)	(1,384,994)
Market Vectors Biotech ETF	(6,040)	(499,750)
Market Vectors Oil Service ETF	(5,860)	(275,889)
Market Vectors Pharmaceutical ETF	(10,090)	(482,706)
Market Vectors Semiconductor ETF	(5,100)	(203,541)
SPDR S&P Retail ETF	(2,330)	(191,223)
Vanguard Small-Cap ETF	(10,325)	(1,058,209)
Vanguard Small-Cap Growth ETF	(11,160)	(1,277,373)

SPDR S&P Homebuilders ETF	(13,720)	(419,420)

Total Exchange Traded Funds Sold Short (Cost $(9,261,187))		(10,348,810)

TOTAL SECURITIES SOLD SHORT — (11.3)% (Cost $(49,207,227))		(50,822,943)

	Number of Contracts
WRITTEN OPTIONS — 0.0%
CIE US, Strike Price $37.50, Expires 01/18/14 (KS) (Premiums received $(14,883))	(242)	(11,495)

Other Assets in Excess of Liabilities — (5.0)%		(22,470,297)

NET ASSETS — 100.0%		$451,085,424

PORTFOLIO SUMMARY (based on net assets)

%
Money Market Funds	24.2
Corporate Bonds	22.3
Healthcare	10.3
Financial Services	10.2
Utilities	6.7
Consumer Discretionary	6.3
Producer Durables	6.3
Consumer Staples	5.9
Preferred Stocks	5.5
Energy	5.2
Foreign Common Stocks	5.2
Technology	5.1
Futures Contracts	4.6
Materials & Processing	1.3
Foreign Bonds	1.0
Synthetic Convertible Instruments	0.6
Master Limited Partnership	0.2
Purchased Options	— **
Written Options	— **
Forward Foreign Currency Contracts	(1.0)
Foreign Common Stocks Sold Short	(1.4)
Exchange Traded Funds Sold Short	(2.3)
Common Stocks Sold Short	(7.6)

108.6

**	Rounds to less than 0.005%.

90	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$258,345,951	$258,345,951	$—	$—
Corporate Bonds	100,724,016	—	98,274,846	2,449,170
Foreign Bonds	4,664,851	—	4,664,851	—
Foreign Common Stocks:
Austria	318,017	318,017	—	—
Bermuda	2,324,432	2,324,432	—	—
Brazil	450,620	450,620	—	—
British Virgin Islands	437,432	437,432	—	—
Canada	2,810,141	2,810,141	—	—
Chile	553,930	553,930	—	—
China	146,544	146,544	—	—
France	2,930,541	2,930,541	—	—
Guernsey	15,847	15,847	—	—
Hong Kong	314,646	314,646	—	—
India	89,184	89,184	—	—
Ireland	1,639,810	1,639,810	—	—
Israel	354,980	354,980	—	—
Japan	303,983	303,983	—	—
Jersey	255,366	255,366	—	—
Mexico	438,178	438,178	—	—
Netherlands	1,934,478	1,934,478	—	—
Nigeria	464,990	464,990	—	—
Panama	584,056	584,056	—	—
Philippines	459,150	459,150	—	—
Puerto Rico	182,947	182,947	—	—
Singapore	340,648	340,648	—	—
Sweden	142,804	142,804	—	—
Switzerland	3,347,859	3,347,859	—	—
United Kingdom	2,649,274	2,649,274	—	—
Master Limited Partnership	694,401	694,401	—	—
Money Market Funds	109,211,607	109,211,607	—	—
Preferred Stocks	24,628,882	17,145,204	—	7,483,678
Purchased Options	61,909	61,909	—	—
Synthetic Convertible Instruments	2,568,685	—	—	2,568,685

Total Assets — Investments in Securities	$524,390,159	$408,948,929	$102,939,697	$12,501,533

See Notes to Schedules of Investments.	91

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(34,255,326)	$(34,255,326)	$—	$—
Exchange Traded Funds Sold Short	(10,348,810)	(10,348,810)	—	—
Foreign Common Stocks Sold Short:
Argentina	(366,955)	(366,955)	—	—
Bermuda	(586,534)	(586,534)	—	—
Canada	(1,598,841)	(1,598,841)	—	—
Chile	(22)	(22)	—	—
China	(52,205)	(52,205)	—	—
Colombia	(471,828)	(471,828)	—	—
Germany	(157,612)	(157,612)	—	—
Hong Kong	(359,251)	(359,251)	—	—
Hungary	(312,439)	(312,439)	—	—
Ireland	(62,167)	(62,167)	—	—
Japan	(158,715)	(158,715)	—	—
Jersey	(125,603)	(125,603)	—	—
Mexico	(479,591)	(479,591)	—	—
Panama	(106,080)	(106,080)	—	—
South Africa	(570,858)	(570,858)	—	—
Spain	(311,056)	(311,056)	—	—
Sweden	(181,096)	(181,096)	—	—
United Kingdom	(317,954)	(317,954)	—	—
Written Options	(11,495)	(11,495)	—	—

Total Liabilities — Investments in Securities	$(50,834,438)	$(50,834,438)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(5,628)	$—	$(5,628)	$—
Futures Contracts	(122,658)	(122,658)	—	—

Total Liabilities — Other Financial Instruments	$(128,286)	$(122,658)	$(5,628)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

The unobservable inputs used in the fair value measurement of the reporting entity’s corporate bonds, preferred stocks and synthetic convertible instruments are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

92	See Notes to Schedules of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Corporate Bonds	Preferred Stock	Synthetic Convertible Instruments
Balance, 12/31/12	$17,105,649	$9,279,529	$6,358,975	$1,467,145
Accrued discounts/premiums	63,774	63,774	—	—
Realized gain (loss)	925,087	450,835	435,997	38,255
Change in unrealized appreciation (depreciation)	(1,071,415)	(367,712)	(778,091)	74,388
Purchases	7,334,929	1,038,142	3,810,770	2,486,017
Sales	(11,162,721)	(8,015,398)	(2,343,973)	(803,350)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3(1)	(693,770)	—	—	(693,770)
Maturities	—	—	—	—
Paydowns	—	—	—	—

Balance, 09/30/13	$12,501,533	$2,449,170	$7,483,678	$2,568,685

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2013 that were transferred from Level 3 to Level 1 of the fair value hierarchy due to a stock exchange of UBS AG for Agilent Technologies, Inc. on July 1, 2013.

See Notes to Schedules of Investments.	93

REAL ASSETS FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	366,519	$366,519
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	542,356	5,629,660
GuideStone Flexible Income Fund (GS4 Class)¥	290,898	2,897,339
GuideStone Real Estate Securities Fund (GS4 Class)¥	238,742	2,544,991
GuideStone Global Natural Resources Equity Fund (GS4 Class)¥	282,225	2,954,898
Credit Suisse Commodity Return Strategy Fund	408,245	2,980,188

Total Mutual Funds (Cost $17,354,212)		17,373,595

TOTAL INVESTMENTS — 100.0% (Cost $17,354,212)		17,373,595
Liabilities in Excess of Other Assets — 0.0%		(4,212)

NET ASSETS — 100.0%		$17,369,383

PORTFOLIO SUMMARY (based on net assets)

%
Real Return Select Funds	80.7
Credit Suisse Commodity Return Strategy Fund	17.2
Fixed Income Select Funds	2.1

100.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$17,373,595	$17,373,595	$—	$—

Total Assets — Investments in Securities	$17,373,595	$17,373,595	$—	$—

94	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.5%
Consumer Discretionary — 13.7%
Amazon.com, Inc.*	7,807	$2,440,780
AutoNation, Inc.*	1,371	71,525
AutoZone, Inc.Δ*	746	315,357
Avon Products, Inc.	9,006	185,524
Bed Bath & Beyond, Inc.*	4,627	357,945
Best Buy Co., Inc.	5,616	210,600
BorgWarner, Inc.	2,400	243,336
Cablevision Systems Corporation Class AΔ	4,693	79,030
CarMax, Inc.*	4,640	224,901
CBS Corporation Class B	11,915	657,231
Chipotle Mexican Grill, Inc.*	641	274,797
Coach, Inc.Δ	5,881	320,691
Comcast Corporation Class A	55,123	2,488,803
Costco Wholesale Corporation	9,250	1,064,860
D.R. Horton, Inc.Δ	5,917	114,967
Darden Restaurants, Inc.Δ	2,708	125,353
DIRECTV*	10,770	643,507
Discovery Communications, Inc. Class AΔ*	4,871	411,210
Dollar General Corporation*	6,336	357,731
Dollar Tree, Inc.*	4,713	269,395
eBay, Inc.*	24,538	1,368,975
Estee Lauder Cos., Inc. (The) Class A	5,401	377,530
Expedia, Inc.Δ	2,272	117,667
Family Dollar Stores, Inc.	2,045	147,281
Ford Motor Co.	82,801	1,396,853
Fossil Group, Inc.*	1,078	125,307
GameStop Corporation Class A	2,459	122,089
Gannett Co., Inc.	4,845	129,798
Gap, Inc. (The)	5,864	236,202
General Motors Co.*	19,923	716,630
Genuine Parts Co.Δ	3,327	269,121
Goodyear Tire & Rubber Co. (The)*	5,394	121,095
H&R Block, Inc.	5,616	149,723
Harley-Davidson, Inc.	4,754	305,397
Harman International Industries, Inc.	1,495	99,014
Hasbro, Inc.Δ	2,508	118,227
Home Depot, Inc. (The)	30,227	2,292,718
Interpublic Group of Cos., Inc. (The)	8,747	150,273
J.C. Penney Co., Inc.Δ*	6,422	56,642
Johnson Controls, Inc.	14,321	594,321
Kohl’s CorporationΔ	4,336	224,388
L Brands, Inc.	5,091	311,060
Leggett & Platt, Inc.Δ	3,123	94,158
Lennar Corporation Class AΔ	3,407	120,608
Lowe’s Cos., Inc.	22,199	1,056,894
Macy’s, Inc.	7,906	342,093
Marriott International, Inc. Class A	4,700	197,682
Mattel, Inc.Δ	7,332	306,918
McDonald’s Corporation	21,048	2,025,028
McGraw Hill Financial, Inc.	5,799	380,356
Netflix, Inc.*	1,243	384,348
Newell Rubbermaid, Inc.	5,983	164,532
News Corporation Class A*	10,703	171,890
NIKE, Inc. Class B	15,795	1,147,349
Nordstrom, Inc.Δ	3,020	169,724
Omnicom Group, Inc.	5,479	347,588
O’Reilly Automotive, Inc.*	2,282	291,160
PetSmart, Inc.Δ	2,131	162,510
priceline.com, Inc.*	1,088	1,099,914
PulteGroup, Inc.	7,550	124,575
PVH Corporation	1,723	204,503
Ralph Lauren Corporation	1,259	207,395
Ross Stores, Inc.	4,643	338,010
Scripps Networks Interactive, Inc. Class AΔ	2,307	180,200
Staples, Inc.	14,101	206,580
Starbucks Corporation	15,869	1,221,437
Starwood Hotels & Resorts Worldwide, Inc.	4,167	276,897
Target Corporation	13,238	846,967
Tiffany & Co.	2,342	179,444
Time Warner Cable, Inc.	6,026	672,502
Time Warner, Inc.	19,402	1,276,846
TJX Cos., Inc.	15,004	846,076
TripAdvisor, Inc.Δ*	2,314	175,494
Twenty-First Century Fox, Inc.	41,812	1,400,702
Urban Outfitters, Inc.*	2,209	81,225
VF CorporationΔ	1,842	366,650
Wal-Mart Stores, Inc.	34,409	2,544,890
Walt Disney Co. (The)	35,036	2,259,472
Washington Post Co. (The) Class B	84	51,353
Whirlpool Corporation	1,681	246,166
Wyndham Worldwide Corporation	2,789	170,045
Yum! Brands, Inc.	9,375	669,281

		43,297,316

Consumer Staples — 6.8%
Archer-Daniels-Midland Co.	14,028	516,792
Campbell Soup Co.	3,715	151,238
Clorox Co. (The)Δ	2,785	227,590
Coca-Cola Co. (The)	80,430	3,046,688
Coca-Cola Enterprises, Inc.	5,260	211,505
Colgate-Palmolive Co.	18,572	1,101,320
ConAgra Foods, Inc.	9,074	275,305
CVS Caremark Corporation	25,908	1,470,279
Dr. Pepper Snapple Group, Inc.Δ	4,366	195,684
General Mills, Inc.	13,459	644,955
Hershey Co. (The)	3,179	294,057
Hormel Foods CorporationΔ	2,830	119,200
J.M. Smucker Co. (The)	2,202	231,298
Kellogg Co.Δ	5,377	315,791
Kimberly-Clark Corporation	8,126	765,632
Kraft Foods Group, Inc.	12,573	659,328
Kroger Co. (The)	10,868	438,415
McCormick & Co., Inc. (Non-Voting Shares)Δ	2,754	178,184
Mead Johnson Nutrition Co.	4,276	317,536
Mondelez International, Inc. Class A	37,474	1,177,433
Monster Beverage CorporationΔ*	2,821	147,397
PepsiCo, Inc.	32,475	2,581,762
Procter & Gamble Co. (The)	57,724	4,363,357
Safeway, Inc.	5,018	160,526
Sysco CorporationΔ	12,279	390,841

See Notes to Schedules of Investments.	95

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tyson Foods, Inc. Class A	5,766	$163,062
Walgreen Co.	18,335	986,423
Whole Foods Market, Inc.	7,859	459,752

		21,591,350

Energy — 10.2%
Anadarko Petroleum Corporation	10,634	988,856
Apache Corporation	8,513	724,797
Baker Hughes, Inc.	9,392	461,147
Cabot Oil & Gas Corporation	8,978	335,059
Cameron International Corporation*	5,228	305,158
Chesapeake Energy CorporationΔ	10,676	276,295
Chevron Corporation	40,752	4,951,368
ConocoPhillips	25,834	1,795,721
CONSOL Energy, Inc.	4,733	159,265
Denbury Resources, Inc.Δ*	7,628	140,431
Devon Energy Corporation	8,093	467,452
Diamond Offshore Drilling, Inc.Δ	1,404	87,497
EOG Resources, Inc.	5,721	968,451
EQT Corporation	3,218	285,501
Exterran Holdings, Inc.*	13	358
Exxon Mobil Corporation	92,788	7,983,479
First Solar, Inc.*	1,376	55,329
FMC Technologies, Inc.*	4,911	272,168
Halliburton Co.	17,834	858,707
Helmerich & Payne, Inc.	2,209	152,311
Hess Corporation	6,077	469,995
Kinder Morgan, Inc.Δ	14,189	504,703
Marathon Oil Corporation	14,869	518,631
Marathon Petroleum Corporation	6,601	424,576
Murphy Oil Corporation	3,685	222,279
National Oilwell Varco, Inc.	9,017	704,318
Newfield Exploration Co.*	2,688	73,571
Noble Energy, Inc.	7,566	506,998
Occidental Petroleum Corporation	17,034	1,593,360
Peabody Energy Corporation	5,661	97,652
Phillips 66	12,922	747,150
Pioneer Natural Resources Co.	2,921	551,485
QEP Resources, Inc.	3,912	108,323
Range Resources Corporation	3,446	261,517
Schlumberger, Ltd.	27,919	2,466,923
Southwestern Energy Co.*	7,500	272,850
Spectra Energy Corporation	14,047	480,829
Tesoro Corporation	2,765	121,605
Valero Energy Corporation	11,512	393,135
Williams Cos., Inc. (The)	14,543	528,783
WPX Energy, Inc.Δ*	4,056	78,119

		32,396,152

Financial Services — 17.0%
Aflac, Inc.	9,870	611,841
Allstate Corporation (The)	9,804	495,592
American Express Co.	19,575	1,478,304
American International Group, Inc.	31,033	1,509,135
American Tower Corporation REIT	8,371	620,542
Ameriprise Financial, Inc.	4,244	386,544
Apartment Investment & Management Co. Class A REIT	3,208	89,632
Assurant, Inc.	1,564	84,612
AvalonBay Communities, Inc. REIT	2,565	325,986
Bank of America Corporation	226,688	3,128,294
Bank of New York Mellon Corporation (The)	24,212	730,960
BB&T Corporation	14,803	499,601
Berkshire Hathaway, Inc. Class B*	37,960	4,308,840
BlackRock, Inc.	2,661	720,120
Boston Properties, Inc. REIT	3,197	341,759
Capital One Financial Corporation	12,331	847,633
CBRE Group, Inc. Class A*	5,812	134,432
Charles Schwab Corporation (The)	24,412	516,070
Chubb Corporation (The)	5,411	482,986
Cincinnati Financial Corporation	3,098	146,102
Citigroup, Inc.	64,198	3,114,245
CME Group, Inc.	6,628	489,677
Comerica, Inc.	3,797	149,260
Discover Financial Services	10,224	516,721
Dun & Bradstreet Corporation (The)Δ	779	80,899
E*TRADE Financial Corporation*	5,845	96,442
Equifax, Inc.	2,524	151,061
Equity Residential REIT	7,037	376,972
Fidelity National Information Services, Inc.	6,230	289,321
Fifth Third Bancorp	18,547	334,588
Fiserv, Inc.*	2,741	276,978
Franklin Resources, Inc.	8,501	429,726
Genworth Financial, Inc. Class A*	10,589	135,433
Goldman Sachs Group, Inc. (The)	8,820	1,395,412
Hartford Financial Services Group, Inc.	9,600	298,752
HCP, Inc. REIT	9,591	392,751
Health Care REIT, Inc.	6,013	375,091
Host Hotels & Resorts, Inc. REITΔ	15,936	281,589
Hudson City Bancorp, Inc.	10,419	94,292
Huntington Bancshares, Inc.	17,141	141,585
IntercontinentalExchange, Inc.Δ*	1,560	283,015
JPMorgan Chase & Co.	79,293	4,098,655
KeyCorp	19,129	218,071
Kimco Realty Corporation REITΔ	8,531	172,156
Legg Mason, Inc.Δ	2,303	77,012
Leucadia National CorporationΔ	6,751	183,897
Lincoln National Corporation	5,649	237,202
Loews Corporation	6,485	303,109
M&T Bank CorporationΔ	2,759	308,787
Macerich Co. (The) REIT	2,946	166,272
Marsh & McLennan Cos., Inc.	11,598	505,093
Mastercard, Inc. Class A	2,194	1,476,079
MetLife, Inc.	23,612	1,108,583

96	See Notes to Schedules of Investments.

	Shares	Value
Moody’s Corporation	4,137	$290,955
Morgan Stanley	29,356	791,144
NASDAQ OMX Group, Inc. (The)	2,295	73,647
Northern Trust Corporation	4,250	231,158
NYSE Euronext	5,190	217,876
People’s United Financial, Inc.Δ	7,109	102,227
Plum Creek Timber Co., Inc. REITΔ	3,514	164,561
PNC Financial Services Group, Inc. (The)	11,264	816,077
Principal Financial Group, Inc.Δ	5,721	244,973
Progressive Corporation (The)Δ	11,799	321,287
Prologis, Inc. REIT	10,510	395,386
Prudential Financial, Inc.	9,837	767,089
Public Storage REIT	3,036	487,430
Regions Financial Corporation	29,090	269,373
Simon Property Group, Inc. REIT	6,553	971,351
SLM Corporation	9,060	225,594
State Street Corporation	9,430	620,023
SunTrust Banks, Inc.Δ	11,371	368,648
T Rowe Price Group, Inc.	5,575	401,010
Torchmark CorporationΔ	1,902	137,610
Total System Services, Inc.	3,427	100,822
Travelers Cos., Inc. (The)	7,887	668,581
Unum Group	5,433	165,381
US Bancorp	38,750	1,417,475
Ventas, Inc. REIT	6,150	378,225
Visa, Inc. Class A	10,886	2,080,315
Vornado Realty Trust REIT	3,615	303,877
Wells Fargo & Co.	101,945	4,212,367
Western Union Co. (The)	11,769	219,610
Weyerhaeuser Co. REIT	12,372	354,210
Zions Bancorporation	3,750	102,825

		53,918,818

Healthcare — 12.4%
Abbott Laboratories	32,743	1,086,740
AbbVie, Inc.	33,480	1,497,560
Aetna, Inc.	7,919	506,974
Alexion Pharmaceuticals, Inc.*	4,105	476,837
Allergan, Inc.	6,292	569,111
AmerisourceBergen Corporation	4,903	299,573
Amgen, Inc.	15,882	1,777,831
Baxter International, Inc.	11,428	750,705
Becton, Dickinson and Co.	4,069	406,981
Biogen Idec, Inc.*	5,027	1,210,301
Boston Scientific Corporation*	28,715	337,114
Bristol-Myers Squibb Co.	34,718	1,606,749
C.R. Bard, Inc.	1,662	191,462
Cardinal Health, Inc.	7,077	369,066
CareFusion Corporation*	4,580	169,002
Celgene Corporation*	8,670	1,334,573
Cerner Corporation*	6,146	322,972
Cigna Corporation	6,024	463,005
DaVita HealthCare Partners, Inc.*	3,735	212,522
DENTSPLY International, Inc.	3,058	132,748
Edwards Lifesciences Corporation*	2,415	168,156
Eli Lilly & Co.	20,813	1,047,518
Express Scripts Holding Co.*	17,131	1,058,353
Forest Laboratories, Inc.*	4,869	208,345
Gilead Sciences, Inc.*	32,268	2,027,721
Hospira, Inc.Δ*	3,500	137,270
Humana, Inc.	3,256	303,883
Intuitive Surgical, Inc.*	826	310,799
Johnson & Johnson	59,395	5,148,953
Laboratory Corporation of America HoldingsΔ*	1,887	187,077
Life Technologies Corporation*	3,700	276,871
McKesson Corporation	4,791	614,685
Medtronic, Inc.	21,020	1,119,315
Merck & Co., Inc.	61,683	2,936,728
Mylan, Inc.*	8,131	310,360
Patterson Cos., Inc.	1,684	67,697
PerkinElmer, Inc.	2,326	87,807
Pfizer, Inc.	139,559	4,006,739
Quest Diagnostics, Inc.Δ	3,285	202,980
Regeneron Pharmaceuticals, Inc.Δ*	1,645	514,671
St. Jude Medical, Inc.	6,143	329,511
Stryker Corporation	6,200	419,058
Tenet Healthcare CorporationΔ*	2,046	84,275
Thermo Fisher Scientific, Inc.	7,612	701,446
UnitedHealth Group, Inc.	21,407	1,532,955
Varian Medical Systems, Inc.Δ*	2,326	173,822
Vertex Pharmaceuticals, Inc.*	4,909	372,200
WellPoint, Inc.	6,317	528,164
Zimmer Holdings, Inc.Δ	3,620	297,347
Zoetis, Inc.	10,664	331,864

		39,228,396

Materials & Processing — 3.6%
Air Products & Chemicals, Inc.Δ	4,457	474,982
Airgas, Inc.	1,439	152,606
Alcoa, Inc.Δ	22,296	181,043
Allegheny Technologies, Inc.Δ	2,381	72,668
Ball Corporation	3,080	138,230
Bemis Co., Inc.Δ	2,220	86,602
CF Industries Holdings, Inc.	1,202	253,418
Cliffs Natural Resources, Inc.Δ	3,044	62,402
Dow Chemical Co. (The)	25,462	977,741
E.I. du Pont de Nemours & Co.	19,519	1,143,033
Eastman Chemical Co.	3,278	255,356
Ecolab, Inc.	5,713	564,216
Fastenal Co.	5,701	286,475
FMC Corporation	2,825	202,609
Freeport-McMoRan Copper & Gold, Inc.	21,712	718,233
International Flavors & Fragrances, Inc.	1,742	143,367
International Paper Co.	9,377	420,090
Masco Corporation	7,467	158,898
MeadWestvaco CorporationΔ	3,690	141,622
Monsanto Co.	11,218	1,170,823
Mosaic Co. (The)	7,188	309,228
Newmont Mining CorporationΔ	10,530	295,893
Nucor CorporationΔ	6,736	330,199
Owens-Illinois, Inc.*	3,629	108,942
PPG Industries, Inc.	2,990	499,509
Praxair, Inc.	6,176	742,417
Precision Castparts Corporation	3,051	693,309
Sealed Air Corporation	4,014	109,141
Sherwin-Williams Co. (The)	1,851	337,215

See Notes to Schedules of Investments.	97

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sigma-Aldrich CorporationΔ	2,586	$220,586
United States Steel CorporationΔ	3,237	66,650
Vulcan Materials Co.	2,787	144,394

		11,461,897

Producer Durables — 10.3%
3M Co.	13,696	1,635,439
ADT Corporation (The)Δ	4,222	171,667
Agilent Technologies, Inc.	6,966	357,007
AMETEK, Inc.	5,182	238,476
Automatic Data Processing, Inc.	10,139	733,861
Avery Dennison Corporation	1,980	86,170
Boeing Co. (The)	14,655	1,721,962
Caterpillar, Inc.	13,416	1,118,492
CH Robinson Worldwide, Inc.Δ	3,296	196,310
Cintas CorporationΔ	2,141	109,619
CSX CorporationΔ	21,470	552,638
Cummins, Inc.	3,699	491,486
Danaher Corporation	12,624	875,096
Deere & Co.Δ	8,117	660,643
Delta Air Lines, Inc.	18,142	427,970
Dover Corporation	3,620	325,185
Emerson Electric Co.	14,998	970,371
Expeditors International of Washington, Inc.Δ	4,422	194,833
FedEx Corporation	6,272	715,698
FLIR Systems, Inc.	3,049	95,739
Flowserve Corporation	2,945	183,739
Fluor Corporation	3,451	244,883
General Dynamics Corporation	6,993	612,027
General Electric Co.	214,754	5,130,473
Honeywell International, Inc.	16,535	1,373,066
Illinois Tool Works, Inc.	8,680	662,024
Iron Mountain, Inc.	3,511	94,867
Jacobs Engineering Group, Inc.*	2,735	159,122
Joy Global, Inc.Δ	2,274	116,065
Kansas City Southern	2,357	257,761
L-3 Communications Holdings, Inc.	1,873	176,998
Lockheed Martin Corporation	5,722	729,841
Norfolk Southern CorporationΔ	6,618	511,902
Northrop Grumman Corporation	4,841	461,154
PACCAR, Inc.Δ	7,387	411,160
Pall CorporationΔ	2,413	185,897
Parker Hannifin Corporation	3,168	344,425
Paychex, Inc.Δ	6,886	279,847
Pitney Bowes, Inc.Δ	4,372	79,527
Quanta Services, Inc.*	4,504	123,905
Raytheon Co.	6,768	521,610
Republic Services, Inc.	5,735	191,320
Robert Half International, Inc.	3,059	119,393
Rockwell Automation, Inc.Δ	2,880	307,987
Rockwell Collins, Inc.Δ	2,786	189,058
Roper Industries, Inc.	2,128	282,747
Ryder System, Inc.	1,151	68,715
Snap-on, Inc.	1,258	125,171
Southwest Airlines Co.	14,685	213,814
Stanley Black & Decker, Inc.	3,357	304,043
Stericycle, Inc.*	1,791	206,681
Textron, Inc.	6,066	167,482
Union Pacific Corporation	9,761	1,516,274
United Parcel Service, Inc. Class B	15,232	1,391,748
United Technologies Corporation	17,772	1,916,177
W.W. Grainger, Inc.Δ	1,301	340,485
Waste Management, Inc.	9,205	379,614
Waters CorporationΔ*	1,817	192,984
Xerox Corporation	24,453	251,621
Xylem, Inc.Δ	3,939	110,016

		32,614,285

Technology — 15.1%
Adobe Systems, Inc.*	9,863	512,284
Akamai Technologies, Inc.*	3,726	192,634
Altera Corporation	6,632	246,445
Amphenol Corporation Class A	3,411	263,943
Analog Devices, Inc.	6,493	305,496
Apple, Inc.	19,160	9,134,530
Applied Materials, Inc.	25,156	441,236
Autodesk, Inc.*	4,660	191,852
Broadcom Corporation Class A	11,646	302,912
CA, Inc.	6,776	201,044
Cisco Systems, Inc.	113,114	2,649,130
Citrix Systems, Inc.*	3,960	279,616
Cognizant Technology Solutions Corporation Class A*	6,365	522,694
Computer Sciences Corporation	3,120	161,429
Corning, Inc.	30,908	450,948
Crown Castle International Corporation*	6,123	447,163
Dell, Inc.	30,657	422,147
Electronic Arts, Inc.*	6,297	160,888
EMC Corporation	43,797	1,119,451
F5 Networks, Inc.*	1,645	141,075
Google, Inc. Class A*	5,901	5,168,745
Harris Corporation	2,245	133,128
Hewlett-Packard Co.	40,611	852,019
Intel Corporation	105,179	2,410,703
International Business Machines Corporation	21,714	4,020,998
Intuit, Inc.Δ	6,277	416,228
Jabil Circuit, Inc.	3,722	80,693
JDS Uniphase CorporationΔ*	4,745	69,799
Juniper Networks, Inc.*	10,710	212,701
KLA-Tencor Corporation	3,580	217,843
Lam Research Corporation*	3,498	179,063
Linear Technology CorporationΔ	4,820	191,161
LSI Corporation	12,172	95,185
Microchip Technology, Inc.Δ	4,101	165,229
Micron Technology, Inc.*	21,685	378,837
Microsoft Corporation	159,858	5,324,870
Molex, Inc.	2,925	112,671
Motorola Solutions, Inc.Δ	5,015	297,791
NetApp, Inc.	7,081	301,792
NVIDIA Corporation	11,934	185,693
Oracle Corporation	75,219	2,495,014
QUALCOMM, Inc.	36,157	2,435,535
Red Hat, Inc.*	4,091	188,759
Salesforce.com, Inc.*	11,627	603,558
SanDisk Corporation	5,019	298,681
Symantec Corporation	14,705	363,949
Teradata CorporationΔ*	3,489	193,430

98	See Notes to Schedules of Investments.

	Shares	Value
Teradyne, Inc.Δ*	4,147	$68,508
Texas Instruments, Inc.	23,173	933,177
VeriSign, Inc.Δ*	2,885	146,818
Western Digital Corporation	4,483	284,222
Xilinx, Inc.	5,575	261,244
Yahoo!, Inc.*	19,917	660,448

		47,895,409

Utilities — 5.4%
AES Corporation	12,967	172,331
AGL Resources, Inc.Δ	2,585	118,988
Ameren Corporation	5,215	181,691
American Electric Power Co., Inc.	10,116	438,529
AT&T, Inc.	111,911	3,784,830
CenterPoint Energy, Inc.	8,777	210,385
CenturyLink, Inc.Δ	12,786	401,225
CMS Energy Corporation	5,581	146,892
Consolidated Edison, Inc.Δ	6,145	338,835
Dominion Resources, Inc.	12,188	761,506
DTE Energy Co.	3,687	243,268
Duke Energy CorporationΔ	14,918	996,224
Edison International	6,919	318,689
Entergy Corporation	3,812	240,880
Exelon CorporationΔ	18,209	539,715
FirstEnergy CorporationΔ	8,866	323,166
Frontier Communications CorporationΔ	21,639	90,235
Integrys Energy Group, Inc.Δ	1,743	97,416
NextEra Energy, Inc.	8,967	718,795
NiSource, Inc.	6,458	199,488
Northeast Utilities	6,645	274,106
NRG Energy, Inc.Δ	6,727	183,849
ONEOK, Inc.	4,416	235,461
Pepco Holdings, Inc.Δ	5,087	93,906
PG&E Corporation	9,244	378,264
Pinnacle West Capital Corporation	2,369	129,679
PPL Corporation	13,337	405,178
Public Service Enterprise Group, Inc.	10,702	352,417
SCANA CorporationΔ	3,051	140,468
Sempra Energy	4,738	405,573
Southern Co. (The)Δ	18,434	759,112
TECO Energy, Inc.Δ	4,578	75,720
Verizon Communications, Inc.Δ	60,335	2,815,231
Windstream Holdings, Inc.Δ	12,759	102,072
Wisconsin Energy CorporationΔ	4,719	190,553
Xcel Energy, Inc.	10,636	293,660

		17,158,337

Total Common Stocks (Cost $197,428,393)		299,561,960

FOREIGN COMMON STOCKS — 2.5%
Bermuda — 0.1%
Invesco, Ltd.	9,400	299,860
Nabors Industries, Ltd.	5,483	88,057

		387,917

Ireland — 1.0%
Accenture PLC Class A	13,538	996,938
Covidien PLC	9,672	589,412
Eaton Corporation PLC	10,016	689,501
Ingersoll-Rand PLC	5,707	370,613
Seagate Technology PLCΔ	6,574	287,547
XL Group PLC	5,999	184,889

		3,118,900

Netherlands — 0.3%
LyondellBasell Industries NV Class A	9,448	691,877
Nielsen Holdings NVΔ	4,541	165,519

		857,396

Panama — 0.1%
Carnival Corporation	9,109	297,318

Switzerland — 0.6%
ACE, Ltd.	7,197	673,351
Garmin, Ltd.Δ	2,607	117,811
Noble Corporation	5,248	198,217
Pentair, Ltd.	4,196	272,488
TE Connectivity, Ltd.	8,754	453,282
Tyco International, Ltd.	9,873	345,358

		2,060,507

United Kingdom — 0.4%
Aon PLC	6,488	482,967
Delphi Automotive PLC	5,975	349,059
Ensco PLC Class A	4,968	267,030
Rowan Cos. PLC Class A*	2,707	99,401

		1,198,457

Total Foreign Common Stocks (Cost $5,968,341)		7,920,495

RIGHTS/WARRANTS — 0.0%
American International Group, Inc. Fractional Warrants+* (Cost $0)	65,600	—

MONEY MARKET FUNDS — 10.7%
GuideStone Money Market Fund (GS4 Class)¥	8,622,483	8,622,483
Northern Institutional Liquid Assets Portfolio§	25,228,794	25,228,794

Total Money Market Funds (Cost $33,851,277)		33,851,277

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
0.08%, 10/17/13 (Cost $534,981)	$535,000	534,991

TOTAL INVESTMENTS — 107.8% (Cost $237,782,992)		341,868,723
Liabilities in Excess of Other Assets — (7.8)%		(24,853,165)

NET ASSETS — 100.0%		$317,015,558

See Notes to Schedules of Investments.	99

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	17.0
Technology	15.1
Consumer Discretionary	13.7
Healthcare	12.4
Money Market Funds	10.7
Producer Durables	10.3
Energy	10.2
Consumer Staples	6.8
Utilities	5.4
Materials & Processing	3.6
Futures Contacts	3.0
Foreign Common Stocks	2.5
U.S. Treasury Obligation	0.1
Rights/Warrants	—	**

	110.8

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$299,561,960	$299,561,960	$—	$—
Foreign Common Stocks	7,920,495	7,920,495	—	—
Money Market Funds	33,851,277	33,851,277	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligation	534,991	—	534,991	—

Total Assets — Investments in Securities	$341,868,723	$341,333,732	$534,991	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(23,920)	$(23,920)	$—	$—

Total Liabilities — Other Financial Instruments	$(23,920)	$(23,920)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

100	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 45.0%
Financial Services — 45.0%
Acadia Realty Trust REIT	27,116	$669,223
Alexander’s, Inc. REITΔ	899	257,222
American Assets Trust, Inc. REITΔ	18,860	575,419
American Campus Communities, Inc. REITΔ	43,187	1,474,836
American Residential Properties, Inc. REITΔ*	17,023	299,775
AvalonBay Communities, Inc. REITΔ	42,306	5,376,670
Boston Properties, Inc. REITΔ	48,457	5,180,053
BRE Properties, Inc. REIT	8,821	447,754
Brookfield Office Properties, Inc.	53,985	1,034,575
Camden Property Trust REIT	23,808	1,462,763
CBL & Associates Properties, Inc. REIT	60,958	1,164,298
Chesapeake Lodging Trust REIT	47,385	1,115,443
Cole Real Estate Investment, Inc. REIT	74,904	918,323
Colonial Properties Trust REIT	11,511	258,882
CoreSite Realty Corporation REITΔ	2,825	95,880
Cousins Properties, Inc. REITΔ	93,725	964,430
DCT Industrial Trust, Inc. REITΔ	289,477	2,081,340
DDR Corporation REITΔ	59,350	932,388
DiamondRock Hospitality Co. REIT	79,249	845,587
Digital Realty Trust, Inc. REITΔ	26,325	1,397,857
Douglas Emmett, Inc. REIT	89,063	2,090,309
Duke Realty Corporation REITΔ	195,955	3,025,545
DuPont Fabros Technology, Inc. REITΔ	65,126	1,678,297
Education Realty Trust, Inc. REIT	64,163	583,883
Equity One, Inc. REITΔ	55,399	1,211,022
Equity Residential REITΔ	105,342	5,643,171
Federal Realty Investment Trust REIT	16,246	1,648,157
General Growth Properties, Inc. REIT	74,017	1,427,788
Glimcher Realty Trust REITΔ	216,820	2,113,995
HCP, Inc. REIT	95,605	3,915,025
Health Care REIT, Inc.	55,164	3,441,130
Healthcare Realty Trust, Inc. REITΔ	75,296	1,740,091
Highwoods Properties, Inc. REIT	26,050	919,825
Host Hotels & Resorts, Inc. REITΔ	89,228	1,576,659
Kilroy Realty Corporation REITΔ	23,125	1,155,094
LaSalle Hotel Properties REITΔ	55,357	1,578,782
Liberty Property Trust REITΔ	48,743	1,735,251
LTC Properties, Inc. REIT	17,558	666,853
Mid-America Apartment Communities, Inc. REITΔ	19,100	1,193,750
National Retail Properties, Inc. REITΔ	42,915	1,365,555
Pennsylvania Real Estate Investment Trust REIT	31,925	596,997
Piedmont Office Realty Trust, Inc. Class A REITΔ	47,576	825,919
Post Properties, Inc. REIT	29,855	1,344,072
Prologis, Inc. REIT	60,760	2,285,791
Public Storage REIT	28,792	4,622,556
Regency Centers Corporation REITΔ	61,363	2,966,899
Rexford Industrial Realty, Inc.*	51,921	701,453
RLJ Lodging Trust REITΔ	31,525	740,522
Select Income REITΔ	49,016	1,264,613
Simon Property Group, Inc. REIT	80,968	12,001,887
SL Green Realty Corporation REITΔ	8,502	755,318
Sovran Self Storage, Inc. REITΔ	22,700	1,717,936
Spirit Realty Capital, Inc. REITΔ	188,560	1,730,981
Sunstone Hotel Investors, Inc. REIT	84,663	1,078,607
Taubman Centers, Inc. REIT	27,227	1,832,649
Ventas, Inc. REIT	69,373	4,266,439
Vornado Realty Trust REITΔ	37,433	3,146,618
Weingarten Realty Investors REITΔ	39,435	1,156,629

Total Common Stocks (Cost $112,183,471)		108,298,786

FOREIGN COMMON STOCKS — 52.1%
Australia — 6.8%
CFS Retail Property Trust Group REIT	212,167	395,860
Commonwealth Property Office Fund REIT	128,181	136,321
Dexus Property Group REIT	2,134,604	2,001,322
Federation Centres, Ltd. REIT	833,058	1,771,919
Goodman Group REIT	397,850	1,811,227
GPT Group REIT	172,581	560,281
Mirvac Group REIT	1,305,852	2,119,712
Stockland REIT	396,245	1,430,568
Westfield Group REIT	550,536	5,654,663
Westfield Retail Trust REIT	150,308	416,459

		16,298,332

Austria — 0.1%
Conwert Immobilien Invest SE	9,500	111,813

Belgium — 0.1%
Warehouses De Pauw SCA REIT	4,452	311,986

Canada — 3.7%
Allied Properties Real Estate Investment Trust REIT	63,299	1,994,743
Artis Real Estate Investment Trust REIT	29,250	403,517
Boardwalk Real Estate Investment Trust REIT	30,082	1,682,466
Canadian Real Estate Investment Trust REIT	14,550	573,214
Chartwell Retirement Residences REIT	127,290	1,248,123
First Capital Realty, Inc.Δ	40,693	668,834
RioCan Real Estate Investment Trust REITΔ	93,305	2,201,166

		8,772,063

See Notes to Schedules of Investments.	101

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
China — 0.5%
Agile Property Holdings, Ltd.	172,000	$189,389
Country Garden Holdings Co., Ltd.	1,116,000	713,697
Guangzhou R&F Properties Co., Ltd. Class H	234,000	365,667

		1,268,753

France — 3.6%
Gecina SA REIT	8,290	1,060,166
ICADE REIT	2,683	245,041
Klepierre REIT	40,079	1,737,780
Unibail-Rodamco SE REIT	22,622	5,612,807

		8,655,794

Germany — 1.6%
Alstria Office REIT AG	29,200	362,995
Deutsche Euroshop AG	20,500	888,441
Deutsche Wohnen AG	78,170	1,398,574
DIC Asset AG	69,950	771,250
LEG Immobilien AG*	8,200	472,245

		3,893,505

Hong Kong — 8.5%
Cheung Kong Holdings, Ltd.	32,000	487,268
Hang Lung Properties, Ltd.	326,000	1,109,658
Henderson Land Development Co., Ltd.	181,000	1,117,846
Hongkong Land Holdings, Ltd.	406,000	2,614,640
Link (The) REIT	414,500	2,033,513
New World Development Co., Ltd.	882,000	1,325,974
Shimao Property Holdings, Ltd.	432,500	994,830
Sino Land Co., Ltd.	314,000	462,342
Sun Hung Kai Properties, Ltd.	407,000	5,536,237
Swire Properties, Ltd.	464,000	1,301,203
Wharf Holdings, Ltd.	252,000	2,183,421
Wheelock & Co., Ltd.	243,000	1,289,270

		20,456,202

Italy — 0.1%
Beni Stabili SpA REIT	503,038	312,706

Japan — 14.7%
Advance Residence Investment Corporation REIT	300	700,137
Frontier Real Estate Investment Corporation REIT	137	1,411,883
Global One Real Estate Investment Corporation REIT	64	382,848
GLP J-Reit	491	547,970
Japan Hotel REIT Investment Corporation	1,115	519,528
Japan Prime Realty Investment Corporation REIT	163	572,104
Japan Real Estate Investment Corporation REIT	67	782,502
Japan Retail Fund Investment Corporation REIT	438	900,998
Mitsubishi Estate Co., Ltd.	300,000	8,838,700
Mitsui Fudosan Co., Ltd.	211,000	7,073,045
Mori Hills REIT Investment Corporation	76	524,991
Nippon Accommodations Fund, Inc. REIT	122	892,395
Nippon Building Fund, Inc. REIT	264	3,276,667
Nippon Prologis REIT, Inc.	21	209,583
Nomura Real Estate Office Fund, Inc. REIT	204	1,048,070
NTT Urban Development Corporation	92,300	1,208,506
Sumitomo Realty & Development Co., Ltd.	91,000	4,309,527
Tokyo Tatemono Co., Ltd.	202,000	1,845,425
Tokyu REIT, Inc.	62	393,591

		35,438,470

Jersey — 0.4%
Atrium European Real Estate, Ltd.	30,767	174,110
LXB Retail Properties PLC*	380,000	698,235

		872,345

Luxembourg — 0.1%
GAGFAH SA*	26,406	344,338

Netherlands — 0.4%
Corio NV REIT	18,077	778,785
Wereldhave NV REIT	2,582	187,298

		966,083

Norway — 0.3%
Norwegian Property ASA	567,492	750,270

Singapore — 4.3%
Ascendas Real Estate Investment Trust REIT	362,000	657,893
CapitaCommercial Trust REIT	587,000	678,450
CapitaLand, Ltd.	981,000	2,416,237
CapitaMall Trust REIT	341,000	532,749
CapitaMalls Asia, Ltd.	597,000	930,322
City Developments, Ltd.	74,000	604,599
Global Logistic Properties, Ltd.	1,096,000	2,524,762
Soilbuild Business Space REIT*	862,000	511,889
Suntec Real Estate Investment Trust REIT	1,111,000	1,447,917

		10,304,818

Sweden — 1.0%
Castellum AB	62,500	891,301
Fabege AB	67,500	745,717
Fastighets AB Balder Class B*	48,314	394,679
Wihlborgs Fastigheter AB	25,720	413,212

		2,444,909

Switzerland — 0.7%
PSP Swiss Property AG	20,141	1,748,293

United Kingdom — 5.2%
British Land Co. PLC REIT	282,525	2,641,382
Capital & Counties Properties PLC	100,315	544,043
Derwent London PLC REIT	44,984	1,725,224
Great Portland Estates PLC REIT	114,000	994,755
Hammerson PLC REIT	235,975	1,913,930
Helical Bar PLC	40,500	194,730
Land Securities Group PLC REIT	170,162	2,531,632
Quintain Estates & Development PLC*	243,000	332,419
Safestore Holdings PLC REIT	82,000	177,886

102	See Notes to Schedules of Investments.

	Shares	Value
Segro PLC REIT	58,748	$294,834
ST Modwen Properties PLC	73,500	361,729
Unite Group PLC	106,375	680,063

		12,392,627

Total Foreign Common Stocks (Cost $126,375,057)		125,343,307

MONEY MARKET FUNDS — 22.6%
GuideStone Money Market Fund (GS4 Class)¥	15,850,316	15,850,316
Northern Institutional Liquid Assets Portfolio§	38,503,491	38,503,491

Total Money Market Funds (Cost $54,353,807)		54,353,807

TOTAL INVESTMENTS — 119.7% (Cost $292,912,335)		287,995,900
Liabilities in Excess of Other Assets — (19.7)%		(47,356,855)

NET ASSETS — 100.0%		$240,639,045

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Common Stocks	52.1
Financial Services	45.0
Money Market Funds	22.6
Futures Contracts	5.3

125.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$108,298,786	$108,298,786	$—	$—
Foreign Common Stocks	125,343,307	125,343,307	—	—
Money Market Funds	54,353,807	54,353,807	—	—

Total Assets — Investments in Securities	$287,995,900	$287,995,900	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(25,221)	$(25,221)	$—	$—

Total Liabilities — Other Financial Instruments	$(25,221)	$(25,221)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	103

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.3%
Consumer Discretionary — 7.4%
Avon Products, Inc.	99,700	$2,053,820
Best Buy Co., Inc.	113,800	4,267,500
CBS Corporation Class B	1,567	86,436
Comcast Corporation Class A	226,808	10,240,381
Dana Holding CorporationΔ	291,840	6,665,626
Ford Motor Co.	142,317	2,400,888
GameStop Corporation Class AΔ	75,000	3,723,750
Gap, Inc. (The)	219,200	8,829,376
General Motors Co.*	27,496	989,031
Goodyear Tire & Rubber Co. (The)*	47,800	1,073,110
Home Depot, Inc. (The)	103,608	7,858,667
Johnson Controls, Inc.	22,612	938,398
Lear Corporation	64,400	4,609,108
Lennar Corporation Class AΔ	155,451	5,502,965
News Corporation Class A*	4,799	77,072
Nu Skin Enterprises, Inc. Class AΔ	48,000	4,595,520
Sirius XM Radio, Inc.Δ*	55,021	212,931
Target CorporationΔ	161,403	10,326,564
Time Warner, Inc.	94,555	6,222,665
Twenty-First Century Fox, Inc.	17,256	578,076
Wal-Mart Stores, Inc.	27,214	2,012,747
Walt Disney Co. (The)	46,246	2,982,404
Whirlpool Corporation	25,200	3,690,288

		89,937,323

Consumer Staples — 3.4%
Archer-Daniels-Midland Co.	20,039	738,237
CVS Caremark Corporation	35,753	2,028,983
Energizer Holdings, Inc.Δ	44,800	4,083,520
Green Mountain Coffee Roasters, Inc.Δ*	11,800	888,894
Hershey Co. (The)	45,300	4,190,250
Hillshire Brands Co.	22,600	694,724
Kellogg Co.Δ	769	45,163
Kimberly-Clark Corporation	2,135	201,160
Kroger Co. (The)	112,300	4,530,182
Mondelez International, Inc. Class AΔ	213,239	6,699,969
PepsiCo, Inc.	65,000	5,167,500
Procter & Gamble Co. (The)	90,401	6,833,412
Sysco CorporationΔ	12,804	407,551
Tyson Foods, Inc. Class A	152,100	4,301,388
Walgreen Co.	7,690	413,722

		41,224,655

Energy — 11.2%
Anadarko Petroleum Corporation	15,639	1,454,271
Apache Corporation	12,929	1,100,775
Baker Hughes, Inc.	142,162	6,980,154
Chevron Corporation	223,116	27,108,594
ConocoPhillips	273,748	19,028,223
CVR Energy, Inc.Δ	7,400	285,048
Devon Energy Corporation	13,389	773,349
Diamond Offshore Drilling, Inc.Δ	65,500	4,081,960
EOG Resources, Inc.	523	88,533
Exxon Mobil Corporation	294,630	25,349,965
Halliburton Co.	84,500	4,068,675
Hess Corporation	35,627	2,755,392
Kinder Morgan, Inc.Δ	2,079	73,950
Marathon Oil Corporation	353,997	12,347,415
Marathon Petroleum Corporation	12,317	792,229
Murphy Oil CorporationΔ	69,000	4,162,080
National Oilwell Varco, Inc.	14,106	1,101,820
Occidental Petroleum Corporation	173,585	16,237,141
Phillips 66	20,433	1,181,436
Spectra Energy CorporationΔ	22,081	755,833
Valero Energy Corporation	142,893	4,879,796
Williams Cos., Inc. (The)	10,049	365,382

		134,972,021

Financial Services — 24.3%
Aflac, Inc.	15,378	953,282
Allstate Corporation (The)	119,153	6,023,184
American Express Co.	256,945	19,404,486
American Financial Group, Inc.	44,500	2,405,670
American International Group, Inc.	336,409	16,359,570
Ameriprise Financial, Inc.	88,585	8,068,322
Assurant, Inc.	73,000	3,949,300
Bank of America Corporation	1,100,036	15,180,497
Bank of New York Mellon Corporation (The)	38,287	1,155,885
BB&T CorporationΔ	23,115	780,131
Berkshire Hathaway, Inc. Class B*	59,375	6,739,656
BlackRock, Inc.Δ	2,790	755,030
Capital One Financial Corporation	204,574	14,062,417
CBOE Holdings, Inc.	55,500	2,510,265
Charles Schwab Corporation (The)	31,292	661,513
Chubb Corporation (The)Δ	65,215	5,821,091
CIT Group, Inc.*	77,500	3,779,675
Citigroup, Inc.	490,924	23,814,723
CME Group, Inc.	10,451	772,120
Discover Financial Services	123,985	6,266,202
Equity Residential REITΔ	11,877	636,251
Fifth Third Bancorp	259,800	4,686,792
Goldman Sachs Group, Inc. (The)Δ	60,831	9,624,072
Hartford Financial Services Group, Inc.Δ	195,515	6,084,427
Huntington Bancshares, Inc.	514,400	4,248,944
JPMorgan Chase & Co.	765,828	39,585,649
KeyCorpΔ	379,500	4,326,300
Lincoln National Corporation	26,400	1,108,536
Loews Corporation	9,266	433,093
Marsh & McLennan Cos., Inc.	6,277	273,363
MetLife, Inc.	29,491	1,384,602
Morgan Stanley	50,248	1,354,184
PNC Financial Services Group, Inc. (The)	41,659	3,018,195
Prudential Financial, Inc.	9,426	735,039
Public Storage REIT	320	51,376
Regions Financial Corporation	210,000	1,944,600
RLJ Lodging Trust REIT	34,300	805,707
Simon Property Group, Inc. REIT	2,588	383,619
SLM Corporation	536,245	13,352,500
State Street Corporation	289,252	19,018,319

104	See Notes to Schedules of Investments.

	Shares	Value
Travelers Cos., Inc. (The)Δ	159,527	$13,523,104
Unum Group	51,300	1,561,572
US BancorpΔ	61,032	2,232,551
Wells Fargo & Co.	601,009	24,833,692

		294,669,506

Healthcare — 15.0%
Abbott Laboratories	51,424	1,706,763
Aetna, Inc.	34,545	2,211,571
AmerisourceBergen Corporation	70,400	4,301,440
Amgen, Inc.	36,100	4,041,034
Biogen Idec, Inc.*	17,600	4,237,376
Bristol-Myers Squibb Co.	7,510	347,563
Cardinal Health, Inc.	235,200	12,265,680
Celgene Corporation*	26,800	4,125,324
Cigna Corporation	112,945	8,680,953
Eli Lilly & Co.	25,516	1,284,220
Express Scripts Holding Co.*	3,548	219,195
Hologic, Inc.Δ*	240,950	4,975,618
Humana, Inc.Δ	49,500	4,619,835
Johnson & Johnson	252,108	21,855,243
McKesson Corporation	32,400	4,156,920
Medtronic, Inc.	350,018	18,638,458
Merck & Co., Inc.	340,010	16,187,876
Mylan, Inc.*	129,390	4,938,816
Omnicare, Inc.	80,600	4,473,300
Pfizer, Inc.	909,644	26,115,878
Questcor Pharmaceuticals, Inc.Δ	8,200	475,600
Stryker Corporation	4,528	306,048
Thermo Fisher Scientific, Inc.	48,140	4,436,101
United Therapeutics CorporationΔ*	32,400	2,554,740
UnitedHealth Group, Inc.	114,543	8,202,424
WellCare Health Plans, Inc.Δ*	12,100	843,854
WellPoint, Inc.	177,094	14,806,829

		181,008,659

Materials & Processing — 1.9%
Air Products & Chemicals, Inc.	6,877	732,882
CF Industries Holdings, Inc.	11,900	2,508,877
Dow Chemical Co. (The)	34,708	1,332,787
E.I. du Pont de Nemours & Co.	125,800	7,366,848
Freeport-McMoRan Copper & Gold, Inc.	34,120	1,128,690
Mosaic Co. (The)	9,903	426,027
Packaging Corporation of AmericaΔ	48,400	2,763,156
PPG Industries, Inc.	368	61,478
Rock-Tenn Co. Class A	18,200	1,843,114
Sealed Air Corporation	179,855	4,890,257

		23,054,116

Producer Durables — 10.3%
3M Co.	3,515	419,726
ADT Corporation (The)	69,737	2,835,507
AECOM Technology CorporationΔ*	28,500	891,195
AGCO Corporation	12,400	749,208
Alliant Techsystems, Inc.	40,500	3,951,180
Caterpillar, Inc.	17,782	1,482,485
CSX Corporation	16,913	435,341
Cummins, Inc.	1,118	148,549
Danaher Corporation	15,741	1,091,166
Delta Air Lines, Inc.Δ	141,700	3,342,703
Emerson Electric Co.	61,575	3,983,903
Exelis, Inc.	184,700	2,901,637
FedEx Corporation	10,457	1,193,248
Fluor Corporation	10,800	766,368
General Dynamics Corporation	69,745	6,104,082
General Electric Co.	758,529	18,121,258
Honeywell International, Inc.	70,500	5,854,320
Huntington Ingalls Industries, Inc.	32,000	2,156,800
Illinois Tool Works, Inc.	149,045	11,367,662
L-3 Communications Holdings, Inc.Δ	50,700	4,791,150
Lockheed Martin Corporation	11,500	1,466,825
Norfolk Southern CorporationΔ	56,818	4,394,872
Northrop Grumman CorporationΔ	60,829	5,794,571
Oshkosh Corporation*	57,800	2,831,044
Raytheon Co.Δ	169,181	13,038,780
Stanley Black & Decker, Inc.	81,300	7,363,341
Terex CorporationΔ*	187,960	6,315,456
Textron, Inc.Δ	295,820	8,167,590
Union Pacific Corporation	11,800	1,833,012
United Technologies Corporation	2,004	216,071
Waste Management, Inc.Δ	14,168	584,288

		124,593,338

Technology — 7.8%
Adobe Systems, Inc.*	9,963	517,478
Apple, Inc.	10,026	4,779,896
Applied Materials, Inc.	214,000	3,753,560
Avnet, Inc.	35,400	1,476,534
Broadcom Corporation Class A	10,498	273,053
CA, Inc.	121,400	3,601,938
Cisco Systems, Inc.	476,908	11,169,185
Corning, Inc.	255,607	3,729,306
Dell, Inc.	41,354	569,445
EMC Corporation	34,661	885,935
Hewlett-Packard Co.	64,142	1,345,699
Ingram Micro, Inc. Class A*	184,600	4,255,030
Intel CorporationΔ	345,895	7,927,913
International Business Machines Corporation	36,975	6,847,031
Lam Research CorporationΔ*	65,900	3,373,421
Microsoft Corporation	419,700	13,980,207
SanDisk Corporation	63,900	3,802,689
Symantec Corporation	67,500	1,670,625
Texas Instruments, Inc.	242,200	9,753,394
Western Digital Corporation	161,700	10,251,780
Yahoo!, Inc.*	29,517	978,784

		94,942,903

Utilities — 6.0%
AES Corporation	682,900	9,075,741
American Electric Power Co., Inc.	229,942	9,967,986
AT&T, Inc.Δ	633,179	21,414,114
CenturyLink, Inc.Δ	20,074	629,922
Dominion Resources, Inc.Δ	19,055	1,190,556
Duke Energy Corporation	23,280	1,554,638
Edison International	96,800	4,458,608
Entergy Corporation	110,300	6,969,857
Exelon CorporationΔ	28,223	836,530

See Notes to Schedules of Investments.	105

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Frontier Communications CorporationΔ	164,000	$683,880
NextEra Energy, Inc.	14,006	1,122,721
NV Energy, Inc.	97,300	2,297,253
PG&E CorporationΔ	14,572	596,286
Public Service Enterprise Group, Inc.	49,500	1,630,035
Southern Co. (The)Δ	28,706	1,182,113
Sprint CorporationΔ*	24,126	149,823
Verizon Communications, Inc.Δ	188,924	8,815,194

		72,575,257

Total Common Stocks (Cost $828,716,266)		1,056,977,778

FOREIGN COMMON STOCKS — 9.8%
Bermuda — 1.2%
AXIS Capital Holdings, Ltd.	38,500	1,667,435
Everest Re Group, Ltd.	31,200	4,536,792
Marvell Technology Group, Ltd.*	358,000	4,117,000
Nabors Industries, Ltd.	183,655	2,949,499
RenaissanceRe Holdings, Ltd.Δ	11,500	1,041,095

		14,311,821

Canada — 0.3%
Magna International, Inc.Δ	38,300	3,162,048
Thomson Reuters CorporationΔ	12,314	431,113

		3,593,161

France — 0.9%
Sanofi ADR	212,600	10,763,938

Guernsey — 0.3%
Amdocs, Ltd.	117,700	4,312,528

Ireland — 1.2%
Covidien PLC	15,518	945,667
CRH PLC ADRΔ	328,300	7,935,011
Eaton Corporation PLCΔ	15,612	1,074,730
Mallinckrodt PLCΔ*	2,110	93,030
Seagate Technology PLC	39,600	1,732,104
Warner Chilcott PLC Class AΔ	104,900	2,396,965

		14,177,507

Netherlands — 0.3%
LyondellBasell Industries NV Class A	58,400	4,276,632

Panama — 0.8%
Carnival CorporationΔ	282,381	9,216,916

Singapore — 0.1%
Flextronics International, Ltd.*	127,000	1,154,430

Switzerland — 2.4%
ACE, Ltd.	19,118	1,788,680
Allied World Assurance Company Holdings AG	34,800	3,458,772
Noble Corporation	188,600	7,123,422
Pentair, Ltd.	55,534	3,606,378
TE Connectivity, Ltd.	133,175	6,895,801
Tyco International, Ltd.	171,375	5,994,698

		28,867,751

United Kingdom — 2.3%
BP PLC ADR	219,300	9,217,179
Delphi Automotive PLC	231,800	13,541,756
Ensco PLC Class A	103,100	5,541,625
Liberty Global PLC Class A*	1,939	153,860

		28,454,420

Total Foreign Common Stocks (Cost $102,125,272)		119,129,104

MONEY MARKET FUNDS — 10.7%
GuideStone Money Market Fund (GS4 Class)¥	31,725,221	31,725,221
Northern Institutional Liquid Assets Portfolio§	97,750,849	97,750,849

Total Money Market Funds (Cost $129,476,070)		129,476,070

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill 0.08%, 10/17/13 (Cost $649,977)	$650,000	649,990

TOTAL INVESTMENTS — 107.9% (Cost $1,060,967,585)		1,306,232,942
Liabilities in Excess of Other Assets — (7.9)%		(95,818,236)

Net Assets — 100.0%		$1,210,414,706

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	24.3
Healthcare	15.0
Energy	11.2
Money Market Funds	10.7
Producer Durables	10.3
Foreign Common Stocks	9.8
Technology	7.8
Consumer Discretionary	7.4
Utilities	6.0
Consumer Staples	3.4
Futures Contracts	3.0
Materials & Processing	1.9
U.S. Treasury Obligation	0.1

110.9

106	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,056,977,778	$1,056,977,778	$—	$—
Foreign Common Stocks	119,129,104	119,129,104	—	—
Money Market Funds	129,476,070	129,476,070	—	—
U.S. Treasury Obligation	649,990	—	649,990	—

Total Assets — Investments in Securities	$1,306,232,942	$1,305,582,952	$649,990	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(76,872)	$(76,872)	$—	$—

Total Liabilities — Other Financial Instruments	$(76,872)	$(76,872)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

See Notes to Schedules of Investments.	107

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.6%
Consumer Discretionary — 21.5%
Amazon.com, Inc.Δ*	112,122	$35,053,822
Avon Products, Inc.	120,843	2,489,366
CBS Corporation Class B	89,178	4,919,058
Chipotle Mexican Grill, Inc.*	33,769	14,476,770
Comcast Corporation Class AΔ	174,691	7,887,299
Costco Wholesale Corporation	76,648	8,823,718
eBay, Inc.*	133,832	7,466,487
Estee Lauder Cos., Inc. (The) Class A	230,098	16,083,850
Expedia, Inc.Δ	100,840	5,222,504
Fortune Brands Home & Security, Inc.	99,370	4,136,773
Fossil Group, Inc.*	37,037	4,305,181
Gap, Inc. (The)	28,417	1,144,637
General Motors Co.*	117,366	4,221,655
Hertz Global Holdings, Inc.*	306,905	6,801,015
Home Depot, Inc. (The)	116,420	8,830,457
Jarden Corporation*	63,150	3,056,460
Johnson Controls, Inc.	71,993	2,987,710
Lennar Corporation Class AΔ	120,280	4,257,912
Liberty Media Corporation Class A*	9,283	1,365,993
Lululemon Athletica, Inc.Δ*	43,652	3,190,525
NIKE, Inc. Class B	345,621	25,105,909
priceline.com, Inc.*	25,347	25,624,550
Ralph Lauren Corporation	26,340	4,338,988
Sirius XM Radio, Inc.Δ*	2,285,152	8,843,538
Starbucks Corporation	338,806	26,077,898
Starwood Hotels & Resorts Worldwide, Inc.	165,487	10,996,611
Tiffany & Co.	30,168	2,311,472
TJX Cos., Inc.	101,298	5,712,194
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	85,000	10,154,100
Walt Disney Co. (The)	167,920	10,829,161
Whirlpool Corporation	27,628	4,045,844

		280,761,457

Consumer Staples — 2.1%
Church & Dwight Co., Inc.Δ	71,280	4,280,364
Green Mountain Coffee Roasters, Inc.Δ*	40,870	3,078,737
Mead Johnson Nutrition Co.	79,860	5,930,404
Monster Beverage Corporation*	63,090	3,296,452
Procter & Gamble Co. (The)	61,279	4,632,080
Whole Foods Market, Inc.Δ	102,608	6,002,568

		27,220,605

Energy — 8.0%
Anadarko Petroleum Corporation	59,830	5,563,591
Cabot Oil & Gas Corporation	97,587	3,641,947
Cameron International Corporation*	59,891	3,495,837
Continental Resources, Inc.Δ*	60,080	6,444,181
EOG Resources, Inc.	39,960	6,764,429
FMC Technologies, Inc.*	239,809	13,290,215
Halliburton Co.Δ	75,572	3,638,792
National Oilwell Varco, Inc.	92,000	7,186,120
Noble Energy, Inc.Δ	148,703	9,964,588
Occidental Petroleum Corporation	27,965	2,615,846
Pioneer Natural Resources Co.	35,136	6,633,677
Schlumberger, Ltd.	318,644	28,155,384
Southwestern Energy Co.Δ*	201,000	7,312,380

		104,706,987

Financial Services — 12.8%
Allstate Corporation (The)	85,510	4,322,531
American Express Co.	26,606	2,009,285
American International Group, Inc.	121,673	5,916,958
BlackRock, Inc.	16,150	4,370,513
Charles Schwab Corporation (The)	434,015	9,175,077
Citigroup, Inc.	411,248	19,949,641
Discover Financial Services	255,493	12,912,616
FleetCor Technologies, Inc.*	34,587	3,810,104
Goldman Sachs Group, Inc. (The)Δ	48,978	7,748,809
Hartford Financial Services Group, Inc.	140,550	4,373,916
IntercontinentalExchange, Inc.Δ*	32,058	5,815,962
JPMorgan Chase & Co.	149,100	7,706,979
Mastercard, Inc. Class A	17,929	12,062,273
Morgan Stanley	228,490	6,157,806
Ocwen Financial Corporation*	23,000	1,282,710
SLM Corporation	151,650	3,776,085
Visa, Inc. Class AΔ	265,322	50,703,034
Wells Fargo & Co.	120,119	4,963,317

		167,057,616

Healthcare — 14.4%
Alexion Pharmaceuticals, Inc.*	85,000	9,873,600
Allergan, Inc.	138,250	12,504,712
athenahealth, Inc.Δ*	38,000	4,125,280
Biogen Idec, Inc.*	127,049	30,588,317
BioMarin Pharmaceutical, Inc.*	76,000	5,488,720
Boston Scientific Corporation*	219,971	2,582,460
Celgene Corporation*	75,068	11,555,217
Cerner CorporationΔ*	160,000	8,408,000
Cooper Cos., Inc. (The)	24,400	3,164,436
Covance, Inc.Δ*	53,586	4,633,046
DaVita HealthCare Partners, Inc.*	85,884	4,886,800
Express Scripts Holding Co.*	202,234	12,494,017
Gilead Sciences, Inc.Δ*	429,283	26,976,144
IDEXX Laboratories, Inc.Δ*	42,510	4,236,121
Intuitive Surgical, Inc.*	31,773	11,955,227
Pfizer, Inc.	169,926	4,878,575
Pharmacyclics, Inc.*	21,506	2,976,861
Regeneron Pharmaceuticals, Inc.Δ*	61,293	19,176,741
Thermo Fisher Scientific, Inc.Δ	48,460	4,465,589
UnitedHealth Group, Inc.	27,077	1,938,984
Zoetis, Inc.	71,420	2,222,590

		189,131,437

Materials & Processing — 4.3%
Dow Chemical Co. (The)Δ	66,200	2,542,080
Ecolab, Inc.	99,808	9,857,038
Masco Corporation	180,178	3,834,188
Monsanto Co.	160,374	16,738,234
PPG Industries, Inc.Δ	26,938	4,500,262

108	See Notes to Schedules of Investments.

	Shares	Value
Precision Castparts Corporation	26,800	$6,090,032
Sherwin-Williams Co. (The)	71,182	12,967,937

		56,529,771

Producer Durables — 6.5%
B/E Aerospace, Inc.Δ*	55,706	4,112,217
Boeing Co. (The)	76,051	8,935,992
Cummins, Inc.Δ	45,981	6,109,495
Danaher Corporation	94,138	6,525,646
Delta Air Lines, Inc.Δ	193,257	4,558,933
Fluor Corporation	104,230	7,396,161
Honeywell International, Inc.	55,370	4,597,925
Lockheed Martin Corporation	29,867	3,809,536
National Instruments Corporation	111,704	3,455,005
Roper Industries, Inc.Δ	42,672	5,669,829
Stericycle, Inc.Δ*	52,234	6,027,803
Union Pacific Corporation	113,284	17,597,536
United Rentals, Inc.Δ*	52,555	3,063,431
Verisk Analytics, Inc. Class A*	47,760	3,102,490

		84,961,999

Technology — 18.0%
Amphenol Corporation Class A	60,887	4,711,436
ANSYS, Inc.*	42,104	3,642,838
Apple, Inc.	44,177	21,061,385
Cisco Systems, Inc.	259,663	6,081,307
Citrix Systems, Inc.*	130,187	9,192,504
Cognizant Technology Solutions Corporation Class A*	39,427	3,237,745
Cree, Inc.*	44,048	2,651,249
Crown Castle International Corporation*	42,042	3,070,327
Equinix, Inc.Δ*	18,470	3,392,016
F5 Networks, Inc.Δ*	57,790	4,956,070
Facebook, Inc. Class A*	489,166	24,575,700
Google, Inc. Class A*	63,424	55,553,716
Groupon, Inc.*	105,500	1,182,655
LinkedIn Corporation, Class AΔ*	41,186	10,134,227
NetApp, Inc.Δ	110,947	4,728,560
QUALCOMM, Inc.	169,571	11,422,303
Red Hat, Inc.*	43,030	1,985,404
Rovi Corporation*	7	134
Salesforce.com, Inc.Δ*	648,188	33,647,439
ServiceNow, Inc.Δ*	26,416	1,372,311
Splunk, Inc.*	113,147	6,793,346
Teradata CorporationΔ*	64,620	3,582,533
Texas Instruments, Inc.	52,825	2,127,263
VMware, Inc. Class AΔ*	42,680	3,452,812
Workday, Inc. Class AΔ*	16,750	1,355,578
Yahoo!, Inc.*	309,624	10,267,132
Yelp, Inc.Δ*	15,300	1,012,554

		235,190,544

Total Common Stocks (Cost $861,541,574)		1,145,560,416

FOREIGN COMMON STOCKS — 8.7%
Bermuda — 0.3%
Genpact, Ltd.*	207,595	3,919,393

British Virgin Islands — 0.8%
Michael Kors Holdings, Ltd.*	132,807	9,896,778

Canada — 1.2%
Canadian Pacific Railway, Ltd.	69,519	8,571,693
Valeant Pharmaceuticals International, Inc.Δ*	63,786	6,654,793

		15,226,486

Cayman Islands — 1.4%
Baidu, Inc. ADR*	122,000	18,931,960

Ireland — 0.7%
Accenture PLC Class A	62,445	4,598,450
Eaton Corporation PLC	58,880	4,053,299

		8,651,749

Jersey — 0.2%
Shire PLC ADR	20,170	2,418,181

Netherlands — 2.1%
ASML Holding NVΔ	189,258	18,691,120
Core Laboratories NVΔ	33,596	5,684,779
LyondellBasell Industries NV Class A	50,863	3,724,698

		28,100,597

United Kingdom — 2.0%
ARM Holdings PLC ADRΔ	222,000	10,682,640
Liberty Global PLC Class A*	137,181	10,885,312
Rolls-Royce Holdings PLC*	253,865	4,570,146

		26,138,098

Total Foreign Common Stocks (Cost $85,391,675)		113,283,242

MONEY MARKET FUNDS — 16.7%
GuideStone Money Market Fund (GS4 Class)¥	46,733,708	46,733,708
Northern Institutional Liquid Assets Portfolio§	172,110,882	172,110,882

Total Money Market Funds (Cost $218,844,590)		218,844,590

TOTAL INVESTMENTS — 113.0% (Cost $1,165,777,839)		1,477,688,248
Liabilities in Excess of Other Assets — (13.0)%		(170,344,898)

NET ASSETS — 100.0%		$1,307,343,350

See Notes to Schedules of Investments.	109

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

%
Consumer Discretionary	21.5
Technology	18.0
Money Market Funds	16.7
Healthcare	14.4
Financial Services	12.8
Foreign Common Stocks	8.7
Energy	8.0
Producer Durables	6.5
Materials & Processing	4.3
Futures Contracts	3.9
Consumer Staples	2.1

116.9

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,145,560,416	$1,145,560,416	$—	$—
Foreign Common Stocks	113,283,242	113,283,242	—	—
Money Market Funds	218,844,590	218,844,590	—	—

Total Assets — Investments in Securities	$1,477,688,248	$1,477,688,248	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(166,258)	$(166,258)	$—	$—

Total Liabilities — Other Financial Instruments	$(166,258)	$(166,258)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

110	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 78.9%
Consumer Discretionary — 12.1%
Aaron’s, Inc.*	45,500	$1,260,350
American Axle & Manufacturing Holdings, Inc.Δ*	30,800	607,376
Ascena Retail Group, Inc.*	58,500	1,165,905
Bright Horizons Family Solutions, Inc.Δ*	30,800	1,103,564
Buffalo Wild Wings, Inc.Δ*	10,800	1,201,176
Capella Education Co.*	7,100	401,576
CEC Entertainment, Inc.Δ	22,100	1,013,506
Children’s Place Retail Stores, Inc. (The)Δ*	6,300	364,518
Chuy’s Holdings, Inc.Δ*	8,091	290,386
Deckers Outdoor CorporationΔ*	13,500	889,920
Destination Maternity Corporation	27,000	858,600
Destination XL Group, Inc.*	323,288	2,091,673
Domino’s Pizza, Inc.	9,508	646,069
Drew Industries, Inc.Δ*	36,400	1,657,656
DSW, Inc. Class A	5,500	469,260
Ethan Allen Interiors, Inc.	11,500	320,505
Express, Inc.*	24,100	568,519
Five Below, Inc.Δ*	18,100	791,875
GameStop Corporation Class AΔ	29,000	1,439,850
G-III Apparel Group, Ltd.Δ*	14,700	802,473
Goodyear Tire & Rubber Co. (The)*	19,100	428,795
Grand Canyon Education, Inc.Δ*	50,200	2,022,056
Harman International Industries, Inc.	11,000	728,530
Hibbett Sports, Inc.Δ*	22,700	1,274,605
Inter Parfums, Inc.Δ	26,800	803,732
Jarden Corporation*	24,500	1,185,800
KB HomeΔ	20,734	373,627
Kirkland’s, Inc.*	62,200	1,146,968
Krispy Kreme Doughnuts, Inc.Δ*	22,500	435,150
Lear Corporation	33,900	2,426,223
Libbey, Inc.*	69,600	1,655,088
Lions Gate Entertainment CorporationΔ*	17,600	616,880
Lithia Motors, Inc. Class AΔ	15,400	1,123,584
Lumber Liquidators Holdings, Inc.Δ*	7,300	778,545
Mattress Firm Holding CorporationΔ*	18,500	588,300
Meritage Homes Corporation*	10,647	457,289
Monro Muffler Brake, Inc.Δ	31,250	1,452,812
Nu Skin Enterprises, Inc. Class AΔ	8,700	832,938
Nutrisystem, Inc.	66,500	956,270
Oxford Industries, Inc.Δ	18,250	1,240,635
Pandora Media, Inc.Δ*	49,600	1,246,448
Red Robin Gourmet Burgers, Inc.Δ*	4,600	327,060
Restoration Hardware Holdings, Inc.*	10,600	671,510
RG Barry Corporation	76,740	1,451,153
Ryland Group, Inc. (The)Δ	50,900	2,063,486
Sally Beauty Holdings, Inc.*	45,300	1,185,048
Shutterfly, Inc.Δ*	19,500	1,089,660
Shutterstock, Inc.Δ*	15,900	1,156,248
Smith & Wesson Holding CorporationΔ*	246,700	2,711,233
Sotheby’sΔ	37,500	1,842,375
Steven Madden, Ltd.Δ*	34,300	1,846,369
Sturm Ruger & Co., Inc.Δ	33,100	2,073,053
Tower International, Inc.Δ*	84,500	1,689,155
Universal Electronics, Inc.*	103,654	3,734,654
Vera Bradley, Inc.Δ*	31,100	639,416
WABCO Holdings, Inc.*	5,600	471,856
Zagg, Inc.Δ*	178,100	801,450

		63,472,758

Consumer Staples — 2.5%
Annie’s, Inc.Δ*	14,550	714,405
Boulder Brands, Inc.Δ*	33,238	533,138
Chef’s Warehouse, Inc. (The)*	35,000	808,500
Diamond Foods, Inc.Δ*	20,200	476,316
Fairway Group Holdings CorporationΔ*	13,000	332,280
Flowers Foods, Inc.	32,300	692,512
Hain Celestial Group, Inc. (The)Δ*	13,901	1,072,045
Nash Finch Co.	15,000	396,150
Natural Grocers by Vitamin Cottage, Inc.Δ*	7,155	284,053
Omega Protein CorporationΔ*	51,700	525,789
PetMed Express, Inc.Δ	73,300	1,194,057
Sanderson Farms, Inc.	29,900	1,950,676
United Natural Foods, Inc.*	41,800	2,809,796
USANA Health Sciences, Inc.Δ*	4,900	425,271
WhiteWave Foods Co. Class AΔ*	45,834	915,305

		13,130,293

Energy — 5.1%
American Standard Energy
Corporation@*	8,702	2,437
Athlon Energy, Inc.*	25,150	822,405
Bonanza Creek Energy, Inc.Δ*	20,525	990,536
CARBO Ceramics, Inc.Δ	9,600	951,456
Dawson Geophysical Co.Δ*	18,000	584,460
Diamondback Energy, Inc.Δ*	29,800	1,270,672
Geospace Technologies CorporationΔ*	20,600	1,736,580
Gulfport Energy Corporation*	54,000	3,474,360
Hornbeck Offshore Services, Inc.*	19,450	1,117,208
Laredo Petroleum Holdings, Inc.Δ*	26,700	792,456
Matador Resources Co.Δ*	44,150	720,969
Newpark Resources, Inc.Δ*	142,800	1,807,848
Oasis Petroleum, Inc.Δ*	26,859	1,319,583
Parker Drilling Co.Δ*	172,700	984,390
PDC Energy, Inc.Δ*	14,000	833,560
Renewable Energy Group, Inc.*	25,400	384,810
Sanchez Energy CorporationΔ*	36,600	966,606
SEACOR Holdings, Inc.Δ*	7,400	669,256
SM Energy Co.	24,700	1,906,593
Stone Energy Corporation*	47,200	1,530,696
Vaalco Energy, Inc.Δ*	308,100	1,719,198
Whiting Petroleum Corporation*	37,200	2,226,420

		26,812,499

See Notes to Schedules of Investments.	111

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Financial Services — 15.2%
American Equity Investment Life Holding Co.Δ	68,300	$1,449,326
American Financial Group, Inc.	42,900	2,319,174
AMERISAFE, Inc.Δ	43,665	1,550,544
Apartment Investment & Management Co. Class A REITΔ	52,100	1,455,674
Ares Capital Corporation	70,700	1,222,403
Ashford Hospitality Trust, Inc. REITΔ	152,600	1,883,084
Assurant, Inc.	44,400	2,402,040
Banner CorporationΔ	55,800	2,129,328
Brandywine Realty Trust REITΔ	100,900	1,329,862
Cardtronics, Inc.*	34,900	1,294,790
CBL & Associates Properties, Inc. REIT	52,100	995,110
CBOE Holdings, Inc.	35,300	1,596,619
CBRE Group, Inc. Class A*	88,000	2,035,440
Cedar Realty Trust, Inc. REIT	15,200	78,736
Chemical Financial Corporation	13,391	373,877
Community Bank System, Inc.Δ	50,400	1,719,648
Compass Diversified Holdings LLC	132,875	2,367,832
CoreSite Realty Corporation REITΔ	36,200	1,228,628
CubeSmart REIT	63,300	1,129,272
DuPont Fabros Technology, Inc. REITΔ	86,600	2,231,682
E*TRADE Financial Corporation*	74,400	1,227,600
East West Bancorp, Inc.	20,900	667,755
Equity Lifestyle Properties, Inc. REIT	32,700	1,117,359
Euronet Worldwide, Inc.Δ*	13,300	529,340
EverBank Financial Corporation	61,600	922,768
FBL Financial Group, Inc. Class A	14,500	651,050
First Interstate Bancsystem, Inc.Δ	49,200	1,188,180
Genworth Financial, Inc. Class AΔ*	171,800	2,197,322
Glimcher Realty Trust REITΔ	58,600	571,350
Global Payments, Inc.	21,400	1,093,112
Hanmi Financial CorporationΔ	80,800	1,338,856
HCC Insurance Holdings, Inc.	9,200	403,144
HCI Group, Inc.Δ	11,600	473,744
Heartland Payment Systems, Inc.Δ	43,700	1,735,764
Huntington Bancshares, Inc.	305,900	2,526,734
Investment Technology Group, Inc.Δ*	18,200	286,104
Jack Henry & Associates, Inc.	36,300	1,873,443
Kennedy-Wilson Holdings, Inc.	35,275	654,704
KKR Financial Holdings LLC	124,900	1,290,217
Lakeland Financial Corporation	26,400	861,960
LaSalle Hotel Properties REITΔ	72,400	2,064,848
Manning & Napier, Inc.	93,300	1,556,244
MoneyGram International, Inc.Δ*	27,000	528,660
National Bank Holdings Corporation Class AΔ	22,300	458,042
Portfolio Recovery Associates, Inc.Δ*	19,000	1,138,860
PrivateBancorp, Inc.	16,250	347,750
ProAssurance Corporation	34,700	1,563,582
Provident Financial Holdings, Inc.	5,800	96,338
Provident Financial Services, Inc.	18,100	293,401
Radian Group, Inc.Δ	61,900	862,267
RLJ Lodging Trust REITΔ	96,800	2,273,832
Safeguard Scientifics, Inc.Δ*	42,400	665,256
Safety Insurance Group, Inc.Δ	17,800	942,866
StanCorp Financial Group, Inc.	22,700	1,248,954
SVB Financial GroupΔ*	17,300	1,494,201
Unum Group	50,600	1,540,264
Waddell & Reed Financial, Inc. Class A	32,500	1,673,100
WEX, Inc.*	23,000	2,018,250
Wilshire Bancorp, Inc.Δ	138,100	1,129,658
Wintrust Financial CorporationΔ	52,300	2,147,961
WisdomTree Investments, Inc.Δ*	113,500	1,317,735
World Acceptance CorporationΔ*	17,600	1,582,592
Zillow, Inc. Class AΔ*	7,100	599,027

		79,947,263

Healthcare — 6.9%
Acadia Healthcare Co., Inc.Δ*	17,800	701,854
Aegerion Pharmaceuticals, Inc.Δ*	4,000	342,840
Air Methods CorporationΔ*	37,800	1,610,280
Align Technology, Inc.Δ*	14,200	683,304
Alnylam Pharmaceuticals, Inc.*	14,380	920,464
Array BioPharma, Inc.*	34,800	216,456
AVANIR Pharmaceuticals, Inc. Class AΔ*	117,900	499,896
Bio-Reference Labs, Inc.Δ*	31,800	950,184
BioScrip, Inc.*	240,875	2,114,882
BioTelemetry, Inc.*	17,937	177,756
Brookdale Senior Living, Inc.Δ*	25,700	675,910
Celldex Therapeutics, Inc.Δ*	48,300	1,711,269
Clovis Oncology, Inc.Δ*	8,400	510,552
Cooper Cos., Inc. (The)	1,324	171,710
Covance, Inc.Δ*	8,600	743,556
Exact Sciences CorporationΔ*	19,600	231,476
Five Star Quality Care, Inc.+	2,086	—
Globus Medical, Inc. Class AΔ*	31,300	546,498
Haemonetics CorporationΔ*	24,500	977,060
Health Net, Inc.*	42,600	1,350,420
IPC The Hospitalist Co., Inc.Δ*	15,900	811,059
Isis Pharmaceuticals, Inc.Δ*	12,400	465,496
KYTHERA Biopharmaceuticals, Inc.Δ*	4,400	201,080
Magellan Health Services, Inc.*	11,300	677,548
Masimo CorporationΔ*	48,900	1,302,696
Medidata Solutions, Inc.Δ*	4,171	412,637
Meridian Bioscience, Inc.Δ	21,700	513,205
MWI Veterinary Supply, Inc.Δ*	2,000	298,720
Myriad Genetics, Inc.Δ*	37,100	871,850
Omnicare, Inc.Δ	42,000	2,331,000
Pacira Pharmaceuticals, Inc.Δ*	6,800	327,012

112	See Notes to Schedules of Investments.

	Shares	Value
PDL BioPharma, Inc.Δ	244,000	$1,944,680
PharMerica Corporation*	28,000	371,560
Providence Service Corporation (The)*	36,100	1,035,709
Sciclone Pharmaceuticals, Inc.*	84,000	425,880
Sirona Dental Systems, Inc.*	10,500	702,765
Team Health Holdings, Inc.*	33,700	1,278,578
TESARO, Inc.*	9,100	352,534
United Therapeutics CorporationΔ*	28,900	2,278,765
US Physical Therapy, Inc.Δ	32,600	1,013,208
Volcano CorporationΔ*	26,200	626,704
WebMD Health CorporationΔ*	21,300	609,180
West Pharmaceutical Services, Inc.	60,000	2,469,000

		36,457,233

Materials & Processing — 5.2%
Acuity Brands, Inc.Δ	8,726	802,967
Berry Plastics Group, Inc.*	16,800	335,496
Boise, Inc.*	27,000	340,200
Cliffs Natural Resources, Inc.Δ	27,300	559,650
Comfort Systems USA, Inc.	63,300	1,064,073
Eagle Materials, Inc.	8,649	627,485
Ferro Corporation*	226,900	2,067,059
FutureFuel Corporation	76,559	1,375,000
Insteel Industries, Inc.	54,800	882,280
Interface, Inc.Δ	93,300	1,851,072
Kaiser Aluminum CorporationΔ	9,600	684,000
Koppers Holdings, Inc.Δ	38,500	1,642,025
Landec Corporation*	39,700	484,340
Lennox International, Inc.	10,100	760,126
Martin Marietta Materials, Inc.	9,534	935,953
Myers Industries, Inc.	19,700	396,167
OMNOVA Solutions, Inc.Δ*	162,310	1,387,750
P.H. Glatfelter Co.	33,700	912,259
Packaging Corporation of America	32,300	1,844,007
PolyOne CorporationΔ	46,775	1,436,460
RBC Bearings, Inc.Δ*	13,700	902,693
Rexnord Corporation*	39,700	825,760
Rock-Tenn Co. Class A	15,800	1,600,066
Texas Industries, Inc.Δ*	14,429	956,787
Universal Stainless & Alloy Products, Inc.Δ*	61,049	1,985,924
USG CorporationΔ*	29,200	834,536

		27,494,135

Producer Durables — 16.3%
A.O. Smith Corporation	18,600	840,720
AAR Corporation	78,000	2,131,740
ACCO Brands CorporationΔ*	243,900	1,619,496
Advisory Board Co. (The)Δ*	24,500	1,457,260
AECOM Technology CorporationΔ*	59,800	1,869,946
Albany International Corporation Class A	48,475	1,738,798
Allegiant Travel Co.*	10,900	1,148,424
Alliant Techsystems, Inc.	23,100	2,253,636
Astronics Corporation*	40,300	2,003,313
Atlas AirWorldwide Holdings, Inc.*	12,800	590,208
AZZ, Inc.Δ	71,501	2,993,032
Chart Industries, Inc.Δ*	15,400	1,894,816
Clean Harbors, Inc.Δ*	30,800	1,806,728
Coleman Cable, Inc.	33,300	702,963
Columbus McKinnon Corporation*	101,035	2,427,871
Consolidated Graphics, Inc.*	24,300	1,362,258
Corporate Executive Board Co. (The)Δ	25,000	1,815,500
CoStar Group, Inc.*	25,057	4,207,070
Ducommun, Inc.*	34,897	1,000,846
Dycom Industries, Inc.*	74,300	2,079,657
EMCOR Group, Inc.	32,700	1,279,551
EnerSys, Inc.Δ	39,900	2,419,137
EnPro Industries, Inc.Δ*	14,000	842,940
Exelis, Inc.	151,400	2,378,494
ExlService Holdings, Inc.*	47,650	1,357,072
FLIR Systems, Inc.	18,400	577,760
Genesee & Wyoming, Inc. Class A*	16,500	1,534,005
GP Strategies CorporationΔ*	38,700	1,014,714
Greenbrier Cos., Inc.Δ*	66,100	1,634,653
Gulfmark Offshore, Inc. Class AΔ	16,900	860,041
Healthcare Services Group, Inc.Δ	23,850	614,376
HEICO Corporation Class AΔ	4,700	318,378
Huntington Ingalls Industries, Inc.	20,900	1,408,660
Huron Consulting Group, Inc.*	12,872	677,196
Hyster-Yale Materials Handling, Inc.	10,600	950,502
Insperity, Inc.	8,350	313,960
Lexmark International, Inc. Class AΔ	53,500	1,765,500
Liquidity Services, Inc.Δ*	42,600	1,429,656
MAXIMUS, Inc.	24,500	1,103,480
McGrath RentCorpΔ	24,200	863,940
Measurement Specialties, Inc.Δ*	34,500	1,871,280
Mobile Mini, Inc.Δ*	12,200	415,532
Old Dominion Freight Line, Inc.*	52,000	2,391,480
On Assignment, Inc.*	71,700	2,366,100
Orbital Sciences Corporation*	41,800	885,324
Oshkosh Corporation*	28,500	1,395,930
Pitney Bowes, Inc.Δ	81,700	1,486,123
Powell Industries, Inc.Δ*	8,500	520,965
Primoris Services Corporation	58,000	1,477,260
Roadrunner Transportation Systems, Inc.*	19,900	561,976
Rush Enterprises, Inc. Class AΔ*	29,500	782,045
ServiceSource International, Inc.Δ*	46,300	559,304
Spirit Airlines, Inc.*	24,300	832,761
Standard Parking CorporationΔ*	26,200	704,518
Sun Hydraulics CorporationΔ	42,600	1,544,250
Trimas Corporation*	14,600	544,580
Tutor Perini Corporation*	57,700	1,230,164
URS CorporationΔ	27,900	1,499,625
Wabtec Corporation	31,600	1,986,692
WageWorks, Inc.Δ*	42,150	2,126,468
WESCO International, Inc.Δ*	19,100	1,461,723

		85,932,397

See Notes to Schedules of Investments.	113

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Technology — 12.5%
Acacia Research CorporationΔ	64,100	$1,478,146
Angie’s List, Inc.Δ*	25,400	571,500
Applied Micro Circuits CorporationΔ*	43,398	559,834
Aspen Technology, Inc.*	37,900	1,309,445
Avnet, Inc.	20,400	850,884
Bankrate, Inc.Δ*	51,700	1,063,469
Benefitfocus, Inc.*	7,900	388,364
Bottomline Technologies, Inc.Δ*	51,000	1,421,880
BroadSoft, Inc.Δ*	19,600	706,188
Cirrus Logic, Inc.Δ*	33,200	752,976
Cognex Corporation	10,200	319,872
CommVault Systems, Inc.*	25,900	2,274,797
Computer Task Group, Inc.Δ	76,200	1,231,392
comScore, Inc.*	16,913	489,970
Dealertrack Holdings, Inc.Δ*	42,600	1,824,984
Demandware, Inc.Δ*	6,900	319,677
DigitalGlobe, Inc.*	42,500	1,343,850
Hittite Microwave CorporationΔ*	18,000	1,176,300
IAC/InterActiveCorp	24,641	1,347,123
Infoblox, Inc.*	54,000	2,258,280
Informatica Corporation*	25,800	1,005,426
Ingram Micro, Inc. Class A*	95,400	2,198,970
Interactive Intelligence Group, Inc.*	44,300	2,812,607
InterDigital, Inc.Δ	31,200	1,164,696
Manhattan Associates, Inc.*	21,200	2,023,540
Marketo, Inc.Δ*	24,600	784,248
Monotype Imaging Holdings, Inc.Δ	38,700	1,109,142
NIC, Inc.*	102,450	2,367,620
PDF Solutions, Inc.*	26,400	561,000
Proofpoint, Inc.*	27,900	896,148
PROS Holdings, Inc.*	18,050	617,130
Qlik Technologies, Inc.*	71,500	2,448,160
QLogic Corporation*	53,600	586,384
RealPage, Inc.Δ*	35,100	812,916
Sapient CorporationΔ*	47,500	739,575
Semtech CorporationΔ*	28,550	856,215
Skyworks Solutions, Inc.*	68,200	1,694,088
Solera Holdings, Inc.	38,750	2,048,712
Sonus Networks, Inc.Δ*	184,325	623,018
Splunk, Inc.*	2,300	138,092
SS&C Technologies Holdings, Inc.*	14,400	548,640
Synchronoss Technologies, Inc.Δ*	45,200	1,720,312
Take-Two Interactive Software, Inc.Δ*	89,700	1,628,952
Tech Data Corporation*	19,600	978,236
Tessco Technologies, Inc.Δ	54,299	1,829,876
Textura CorporationΔ*	19,500	840,060
Trulia, Inc.Δ*	10,500	493,815
Tyler Technologies, Inc.Δ*	58,100	5,082,007
Ultimate Software Group, Inc. (The)*	20,400	3,006,960
United Online, Inc.	77,600	619,248
Universal Display CorporationΔ*	10,500	336,315
ViaSat, Inc.Δ*	6,613	421,579
Vishay Intertechnology, Inc.Δ*	33,900	436,971
Vocera Communications, Inc.Δ*	29,800	554,280

		65,673,869

Utilities — 3.1%
Chesapeake Utilities Corporation	400	20,996
El Paso Electric Co.	58,400	1,950,560
Inteliquent, Inc.Δ	76,300	737,058
j2 Global, Inc.Δ	37,700	1,866,904
New Jersey Resources CorporationΔ	48,800	2,149,640
NorthWestern CorporationΔ	49,400	2,219,048
NV Energy, Inc.	52,000	1,227,720
Pike Electric Corporation*	31,300	354,316
Pinnacle West Capital Corporation	42,800	2,342,872
PNM Resources, Inc.	14,700	332,661
UNS Energy Corporation	24,600	1,146,852
Vectren CorporationΔ	33,100	1,103,885
West Corporation	29,950	663,991

		16,116,503

Total Common Stocks (Cost $339,038,441)		415,036,950

FOREIGN COMMON STOCKS — 6.8%
Bermuda — 3.3%
Aircastle, Ltd.	49,600	863,536
Aspen Insurance Holdings, Ltd.	11,800	428,222
AXIS Capital Holdings, Ltd.	48,600	2,104,866
Everest Re Group, Ltd.Δ	18,700	2,719,167
Helen of Troy, Ltd.Δ*	30,100	1,330,420
Marvell Technology Group, Ltd.*	142,100	1,634,150
Montpelier Re Holdings, Ltd.Δ	60,800	1,583,840
PartnerRe, Ltd.	18,000	1,647,720
Platinum Underwriters Holdings, Ltd.	37,100	2,215,983
RenaissanceRe Holdings, Ltd.Δ	3,800	344,014
Tower Group International, Ltd.Δ	56,300	394,100
Xyratex, Ltd.Δ	176,881	1,968,686

		17,234,704

British Virgin Islands — 0.1%
UTi Worldwide, Inc.Δ	50,300	760,033

Canada — 0.9%
Celestica, Inc.*	180,400	1,989,812
Gran Tierra Energy, Inc.*	145,300	1,030,177
Resolute Forest ProductsΔ*	143,600	1,898,392

		4,918,381

Cayman Islands — 0.2%
Greenlight Capital Re, Ltd. Class A*	43,500	1,237,140

Guernsey — 0.3%
Amdocs, Ltd.	50,500	1,850,320

Ireland — 0.4%
Icon PLC ADR*	26,008	1,064,507
Warner Chilcott PLC Class A	38,800	886,580

		1,951,087

Israel — 0.3%
SodaStream International, Ltd.Δ*	22,800	1,422,492

Netherlands — 0.6%
AerCap Holdings NV*	90,900	1,768,914
VistaPrint NVΔ*	21,500	1,215,179

		2,984,093

114	See Notes to Schedules of Investments.

	Shares	Value
Puerto Rico — 0.2%
EVERTEC, Inc.	39,150	$869,522

Russia — 0.1%
CTC Media, Inc.	30,100	316,351

Switzerland — 0.4%
Allied World Assurance Company Holdings AG	22,000	2,186,580

Total Foreign Common Stocks (Cost $32,796,998)		35,730,703

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+@	25,000	250
Asen Warrants B+@	25,000	250
Asen Warrants C+@	25,000	250

Total Rights/Warrants (Cost $0)		750

MONEY MARKET FUNDS — 35.5%
GuideStone Money Market Fund (GS4 Class)¥	23,324,569	23,324,569
Northern Institutional Liquid Assets Portfolio§	163,626,069	163,626,069

Total Money Market Funds (Cost $186,950,638)		186,950,638

	Par
AGENCY OBLIGATIONS — 1.0%
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/17 144A	$250,000	285,145
Federal Home Loan Bank
5.50%, 07/15/36	120,000	142,280
Federal Home Loan Mortgage Corporation
0.01%, 12/18/13Ω†	1,250,000	1,249,972
Federal National Mortgage Association
0.03%, 02/24/14Ω†	2,330,000	2,329,811
2.75%, 10/09/19Ω†	430,000	365,222
6.25%, 05/15/29	110,000	141,163
6.63%, 11/15/30Δ	390,000	522,761
Tennessee Valley Authority
5.25%, 09/15/39	50,000	54,701

Total Agency Obligations (Cost $5,056,758)		5,091,055

ASSET-BACKED SECURITIES — 0.4%
Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates
0.94%, 09/25/33†	69,443	65,637
Asset Backed Securities Corporation Home Equity Loan Trust
1.16%, 12/15/33†	25,523	23,381
Asset-Backed Pass-Through Certificates
0.87%, 04/25/34†	32,667	30,694
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	125,000	129,228
2.10%, 03/20/19 144A	100,000	99,730
Bayview Financial Acquisition Trust
1.23%, 08/28/44†	91,146	85,951
Bear Stearns Asset-Backed Securities Trust
1.08%, 10/27/32†	10,235	9,460
0.63%, 12/25/33†	97,842	95,648
Countrywide Asset-Backed Certificates
1.43%, 10/25/47†	137,528	117,329
Education Funding Capital Trust IV
3.14%, 06/15/43Ω†	100,000	85,030
Educational Funding of the South, Inc.
0.92%, 04/25/35†	180,000	179,607
EFS Volunteer No. 2 LLC
1.53%, 03/25/36 144A†	100,000	101,126
EMC Mortgage Loan Trust
0.83%, 02/25/41 144A†	40,814	36,823
Greenpoint Manufactured Housing
2.95%, 03/18/29†	50,000	42,984
3.58%, 06/19/29†	50,000	41,786
3.68%, 02/20/30†	75,000	62,353
GSAA Home Equity Trust
0.45%, 07/25/37†	157,205	130,936
KeyCorp Student Loan Trust
0.53%, 10/25/32†	50,368	49,681
Lehman XS Trust
0.48%, 11/25/35†	157,321	132,360
0.48%, 12/25/35†	65,841	27,392
MASTR Specialized Loan Trust
0.53%, 05/25/37 144A†	166,994	109,537
New Century Home Equity Loan Trust
0.90%, 10/25/33 144A†	58,263	53,293
Option One Mortgage Acceptance Corporation Asset Backed Certificate
0.98%, 11/25/32†	14,547	13,224
Renaissance Home Equity Loan Trust
1.04%, 06/25/33†	15,466	14,764
SASCO Mortgage Loan Trust 2005-GEL1
0.73%, 12/25/34†	120,115	114,995
SLM Student Loan Trust
0.68%, 09/16/24†	100,000	95,528
SunTrust Student Loan Trust
0.38%, 01/30/23 144A†	87,349	86,714

Total Asset-Backed Securities (Cost $2,126,342)		2,035,191

CORPORATE BONDS — 2.6%
AbbVie, Inc.
1.75%, 11/06/17	150,000	148,915
2.90%, 11/06/22	100,000	93,705
Access Midstream Partners LP
4.88%, 05/15/23	40,000	37,800
AES Corporation
7.75%, 10/15/15	17,000	18,955
8.00%, 06/01/20	40,000	45,800
7.38%, 07/01/21	10,000	11,050
4.88%, 05/15/23Δ	20,000	18,800
Ally Financial, Inc.
7.50%, 09/15/20	90,000	101,475

See Notes to Schedules of Investments.	115

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
American Express Co.
6.80%, 09/01/66†	$140,000	$148,925
American International Group, Inc.
5.85%, 01/16/18	180,000	205,067
Amgen, Inc.
3.88%, 11/15/21	150,000	152,266
Apache Corporation
5.63%, 01/15/17Δ	110,000	124,351
Arch Coal, Inc.
7.00%, 06/15/19Δ	70,000	54,950
AT&T, Inc.
3.88%, 08/15/21	30,000	30,432
2.63%, 12/01/22Δ	20,000	17,962
6.30%, 01/15/38	40,000	43,369
Atwood Oceanics, Inc.
6.50%, 02/01/20	20,000	21,050
BAC Capital Trust XIV
4.00%, 09/29/49†Δ	10,000	7,800
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	75,358
Ball Corporation
5.00%, 03/15/22	120,000	117,000
4.00%, 11/15/23Δ	10,000	9,025
Bank of America Corporation
5.42%, 03/15/17Δ	60,000	65,892
3.88%, 03/22/17	20,000	21,289
5.75%, 12/01/17	200,000	225,828
3.30%, 01/11/23	100,000	93,860
Boeing Capital Corporation
4.70%, 10/27/19	40,000	45,202
Boeing Co.
4.88%, 02/15/20	40,000	45,527
Calpine Corporation
7.88%, 01/15/23 144A	80,000	84,600
CCO Holdings LLC
7.00%, 01/15/19Δ	70,000	74,288
6.50%, 04/30/21Δ	10,000	10,200
6.63%, 01/31/22Δ	10,000	10,200
Cellco Partnership
8.50%, 11/15/18	10,000	12,829
Chesapeake Energy Corporation
6.13%, 02/15/21	70,000	72,975
5.75%, 03/15/23Δ	10,000	10,075
CIT Group, Inc.
4.25%, 08/15/17	20,000	20,450
5.00%, 08/01/23	40,000	38,801
Citigroup, Inc.
6.00%, 12/13/13	110,000	111,199
6.38%, 08/12/14	11,000	11,534
5.50%, 10/15/14	23,000	24,108
3.95%, 06/15/16	70,000	74,566
6.00%, 08/15/17	30,000	34,317
4.50%, 01/14/22	90,000	94,486
3.38%, 03/01/23Δ	40,000	38,138
3.50%, 05/15/23	110,000	99,462
5.50%, 09/13/25	50,000	51,535
6.88%, 03/05/38	20,000	24,805
5.35%, 04/29/49†	30,000	26,210
5.95%, 12/29/49†Δ	30,000	28,012
Cliffs Natural Resources, Inc.
3.95%, 01/15/18Δ	120,000	120,631
4.80%, 10/01/20Δ	30,000	28,640
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	30,000	42,362
Comcast Corporation
6.50%, 01/15/17Δ	120,000	139,424
5.15%, 03/01/20	20,000	22,675
3.13%, 07/15/22Δ	50,000	48,805
Concho Resources, Inc.
6.50%, 01/15/22Δ	33,000	35,557
5.50%, 04/01/23	20,000	19,850
ConocoPhillips Holding Co.
6.95%, 04/15/29	60,000	75,936
CONSOL Energy, Inc.
6.38%, 03/01/21Δ	50,000	51,500
Continental Resources, Inc.
5.00%, 09/15/22	90,000	91,012
4.50%, 04/15/23	20,000	19,725
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	55,324
CSC Holdings LLC
6.75%, 11/15/21	20,000	21,500
CVS Caremark Corporation
2.75%, 12/01/22	160,000	148,132
CVS Pass-Through Trust
6.94%, 01/10/30	60,639	70,664
Daimler Finance North America LLC
1.88%, 01/11/18 144A	150,000	148,659
Denbury Resources, Inc.
4.63%, 07/15/23	170,000	156,400
Devon Energy Corporation
3.25%, 05/15/22	40,000	38,360
5.60%, 07/15/41	70,000	71,809
Devon Financing Corporation LLC
7.88%, 09/30/31	10,000	12,912
DISH DBS Corporation
6.75%, 06/01/21	40,000	42,250
Duke Energy Carolinas LLC
5.30%, 02/15/40	50,000	54,931
Eagle Spinco, Inc.
4.63%, 02/15/21 144A	40,000	38,550
Eaton Corporation
1.50%, 11/02/17 144A	30,000	29,607
2.75%, 11/02/22 144A	100,000	93,374
4.15%, 11/02/42 144AΔ	60,000	53,514
Ecolab, Inc.
4.35%, 12/08/21	20,000	21,109
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	70,000	74,112
Energy Transfer Equity LP
7.50%, 10/15/20	20,000	21,500
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	196,825
3.35%, 03/15/23	50,000	47,416
6.13%, 10/15/39Δ	10,000	11,102
Express Scripts Holding, Co.
3.50%, 11/15/16	150,000	158,870
First Data Corporation
7.38%, 06/15/19 144A	70,000	74,025

116	See Notes to Schedules of Investments.

	Par	Value
FirstEnergy Corporation
2.75%, 03/15/18	$20,000	$19,471
4.25%, 03/15/23	140,000	128,277
7.38%, 11/15/31	160,000	162,030
Ford Motor Co.
4.75%, 01/15/43	70,000	62,707
Ford Motor Credit Co. LLC
12.00%, 05/15/15	140,000	164,599
Freeport-McMoRan Copper & Gold, Inc.
3.10%, 03/15/20 144A	20,000	18,833
3.55%, 03/01/22	175,000	161,234
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	44,800
5.75%, 02/15/21 144A	10,000	10,325
General Electric Capital Corporation
1.63%, 07/02/15	30,000	30,455
6.00%, 08/07/19	260,000	302,963
4.63%, 01/07/21Δ	30,000	32,241
6.38%, 11/15/67†	180,000	192,825
General Electric Co.
0.85%, 10/09/15	30,000	30,084
General Motors Financial Co., Inc.
2.75%, 05/15/16 144AΔ	20,000	19,987
3.25%, 05/15/18 144A	20,000	19,500
4.25%, 05/15/23 144AΔ	20,000	18,325
Goldman Sachs Capital II
4.00%, 12/01/49†	10,000	7,350
Goldman Sachs Group, Inc.
5.25%, 10/15/13	20,000	20,030
6.00%, 05/01/14	10,000	10,312
3.30%, 05/03/15	100,000	103,444
5.95%, 01/18/18	100,000	113,149
6.00%, 06/15/20	40,000	45,483
5.25%, 07/27/21	10,000	10,809
3.63%, 01/22/23Δ	90,000	86,231
6.25%, 02/01/41	130,000	146,145
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20 144A	40,000	38,250
Hess Corporation
8.13%, 02/15/19	80,000	99,664
HSBC Finance Corporation
6.68%, 01/15/21	200,000	228,727
Humana, Inc.
7.20%, 06/15/18	60,000	71,943
3.15%, 12/01/22	70,000	65,255
Hyundai Capital America
2.13%, 10/02/17 144AΔ	20,000	19,970
ING US, Inc.
2.90%, 02/15/18Δ	10,000	10,051
International Lease Finance Corporation
6.50%, 09/01/14 144A	30,000	31,275
6.75%, 09/01/16 144A	140,000	154,350
JPMorgan Chase & Co.
1.10%, 10/15/15	110,000	110,266
6.13%, 06/27/17Δ	200,000	227,405
4.40%, 07/22/20	60,000	63,606
4.25%, 10/15/20	40,000	42,003
4.35%, 08/15/21	10,000	10,376
4.50%, 01/24/22	100,000	104,491
3.38%, 05/01/23Δ	80,000	72,694
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	140,763
Key Energy Services, Inc.
6.75%, 03/01/21Δ	60,000	59,700
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144AΔ	140,000	152,532
Kraft Foods Group, Inc.
5.38%, 02/10/20	22,000	25,080
3.50%, 06/06/22	50,000	49,473
Lehman Escrow Bonds
0.00%, 07/19/17+Ω†#	160,000	—
0.00%, 12/28/17+Ω†#	120,000	—
0.00%, 08/19/45+Ω†#	50,000	—
0.00%, 11/30/49+Ω†#	10,000	—
M&T Bank Corporation
6.88%, 12/29/49 144A	120,000	122,203
MarkWest Energy Partners LP
6.25%, 06/15/22	8,000	8,460
5.50%, 02/15/23Δ	20,000	20,150
4.50%, 07/15/23	20,000	18,950
Medtronic, Inc.
4.45%, 03/15/20	40,000	43,864
MetLife, Inc.
6.75%, 06/01/16	50,000	57,332
6.40%, 12/15/66	160,000	162,600
Michaels Stores, Inc.
7.75%, 11/01/18Δ	20,000	21,600
Mondelez International, Inc.
5.38%, 02/10/20	58,000	65,581
Morgan Stanley
4.75%, 03/22/17	10,000	10,806
Nationstar Mortgage LLC
6.50%, 07/01/21Δ	20,000	19,250
Noble Energy, Inc.
4.15%, 12/15/21	90,000	93,859
NVR, Inc.
3.95%, 09/15/22	10,000	9,704
Occidental Petroleum Corporation
3.13%, 02/15/22	50,000	48,323
2.70%, 02/15/23Δ	30,000	27,773
Oracle Corporation
1.20%, 10/15/17Δ	20,000	19,662
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	34,493
6.05%, 03/01/34	80,000	89,274
Peabody Energy Corporation
6.25%, 11/15/21Δ	60,000	58,500
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	95,502
PepsiCo, Inc.
0.70%, 08/13/15	70,000	70,130
7.90%, 11/01/18	13,000	16,567
Pfizer, Inc.
6.20%, 03/15/19	20,000	24,116
Plains Exploration & Production Co.
6.50%, 11/15/20	10,000	10,741
Progress Energy, Inc.
3.15%, 04/01/22	40,000	38,318
QEP Resources, Inc.
5.25%, 05/01/23	30,000	28,125

See Notes to Schedules of Investments.	117

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Range Resources Corporation
5.75%, 06/01/21Δ	$60,000	$63,300
Raytheon Co.
3.13%, 10/15/20	30,000	30,480
Regency Energy Partners LP
6.50%, 07/15/21Δ	42,000	44,310
4.50%, 11/01/23 144AΔ	10,000	9,100
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	70,000	70,612
Roche Holdings, Inc.
6.00%, 03/01/19 144A	46,000	54,729
Rock Tenn Co.
3.50%, 03/01/20	30,000	29,707
4.00%, 03/01/23	20,000	19,415
SESI LLC
7.13%, 12/15/21	10,000	10,975
SLM Corporation
3.88%, 09/10/15	70,000	71,750
8.00%, 03/25/20	40,000	43,350
Southern Copper Corporation
5.25%, 11/08/42	100,000	81,149
Sprint Communications, Inc.
7.00%, 08/15/20	120,000	122,700
State Street Corporation
4.96%, 03/15/18	110,000	121,138
3.10%, 05/15/23	70,000	65,424
Taylor Morrison Communities, Inc.
7.75%, 04/15/20 144A	24,000	26,340
5.25%, 04/15/21 144A	20,000	18,700
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	74,504
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	20,000	19,713
Time Warner Cable, Inc.
8.25%, 04/01/19	40,000	46,356
5.00%, 02/01/20Δ	110,000	111,527
4.13%, 02/15/21Δ	50,000	47,293
5.88%, 11/15/40	30,000	25,611
Time Warner, Inc.
4.70%, 01/15/21	30,000	32,112
6.25%, 03/29/41	10,000	11,031
Toyota Motor Credit Corporation
1.25%, 10/05/17	40,000	39,465
tw telecom holdings, Inc.
5.38%, 10/01/22	20,000	19,150
United Airline 2009-2A Pass Through Trust
9.75%, 07/15/18	32,944	37,474
UnitedHealth Group, Inc.
1.63%, 03/15/19Δ	50,000	48,244
Univision Communications, Inc.
6.75%, 09/15/22 144A	40,000	42,400
5.13%, 05/15/23 144AΔ	20,000	19,250
Verizon Communications, Inc.
6.35%, 04/01/19	10,000	11,749
4.50%, 09/15/20	120,000	127,807
5.15%, 09/15/23Δ	280,000	300,688
6.40%, 09/15/33	160,000	178,201
Virginia Electric and Power Co.
2.95%, 01/15/22	40,000	39,442
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	80,000	72,800
Wachovia Corporation
5.63%, 10/15/16	270,000	302,743
Wal-Mart Stores, Inc.
6.50%, 08/15/37	140,000	174,353
Waste Management, Inc.
7.38%, 05/15/29	20,000	24,497
WellPoint, Inc.
1.25%, 09/10/15	20,000	20,146
5.88%, 06/15/17	110,000	125,106
Wells Fargo & Co.
3.68%, 06/15/16 STEP	50,000	53,323
2.10%, 05/08/17	20,000	20,437
1.50%, 01/16/18Δ	170,000	167,457
4.60%, 04/01/21Δ	10,000	10,876
3.45%, 02/13/23Δ	80,000	75,024
Williams Cos., Inc.
7.88%, 09/01/21	24,000	28,665
7.50%, 01/15/31	15,000	16,630
7.75%, 06/15/31	24,000	27,270
8.75%, 03/15/32	5,000	6,108
Williams Partners LP
5.25%, 03/15/20	20,000	21,595

Total Corporate Bonds (Cost $13,140,700)		13,489,097

FOREIGN BONDS — 1.1%
Australia — 0.1%
BHP Billiton Finance (USA), Ltd.
6.50%, 04/01/19	110,000	131,617
3.25%, 11/21/21Δ	10,000	9,941
5.00%, 09/30/43	40,000	40,899
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	61,954
5.00%, 10/15/19 144AΔ	20,000	22,516
FMG Resources August 2006 Proprietary, Ltd.
7.00%, 11/01/15 144AΔ	20,000	20,675
8.25%, 11/01/19 144AΔ	50,000	54,125
Rio Tinto Finance (USA), Ltd.
9.00%, 05/01/19	90,000	116,925

		458,652

Canada — 0.3%
Anadarko Finance Co.
7.50%, 05/01/31	60,000	74,996
Barrick Gold Corporation
6.95%, 04/01/19	100,000	114,239
3.85%, 04/01/22Δ	70,000	62,017
4.10%, 05/01/23 144A	80,000	70,583
Hydro Quebec
1.38%, 06/19/17	240,000	240,572
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	21,873
Province of British Columbia
2.00%, 10/23/22Δ	120,000	110,012
Province of Ontario
1.10%, 10/25/17	220,000	216,804
1.20%, 02/14/18	210,000	206,519
4.40%, 04/14/20Δ	160,000	177,606

118	See Notes to Schedules of Investments.

	Par	Value
Province of Quebec
2.63%, 02/13/23	$150,000	$139,830
Xstrata Finance Canada, Ltd.
2.05%, 10/23/15 144A	60,000	60,194
2.70%, 10/25/17 144A	120,000	119,460

		1,614,705

Cayman Islands — 0.1%
Petrobras International Finance Co.
3.88%, 01/27/16	50,000	51,839
6.13%, 10/06/16	40,000	43,850
5.75%, 01/20/20	32,000	33,410
5.38%, 01/27/21	150,000	151,438
Transocean, Inc.
5.05%, 12/15/16	10,000	10,967
6.38%, 12/15/21	10,000	11,134
Vale Overseas, Ltd.
4.38%, 01/11/22	195,000	188,846
6.88%, 11/21/36	60,000	61,152

		552,636

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	40,000	39,059

France — 0.1%
BNP Paribas SA
2.38%, 09/14/17	130,000	131,879
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	120,000	131,850

		263,729

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1

Japan — 0.1%
Softbank Corporation
4.50%, 04/15/20 144A	200,000	192,250
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	103,804

		296,054

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	30,000	30,712

Luxembourg — 0.0%
ArcelorMittal
5.00%, 02/25/17	10,000	10,450
Intelsat Jackson Holdings SA
7.50%, 04/01/21	10,000	10,850
5.50%, 08/01/23 144A	100,000	94,000

		115,300

Mexico — 0.1%
America Movil SAB de CV
5.63%, 11/15/17Δ	30,000	34,424
Mexican Bonos
6.50%, 06/09/22(M)	6,431,000	509,922
Mexico Government International Bond
6.05%, 01/11/40	10,000	10,985
4.75%, 03/08/44Δ	50,000	45,500
Petroleos Mexicanos
3.50%, 01/30/23	156,000	142,190

		743,021

Netherlands — 0.2%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	370,000	381,321
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	250,000	266,217
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	82,960
Petrobras Global Finance BV
4.38%, 05/20/23	60,000	55,487
Shell International Finance BV
4.38%, 03/25/20Δ	90,000	99,342

		885,327

Spain — 0.0%
BBVA US Senior SA Unipersonal
3.25%, 05/16/14	100,000	101,119
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	101,448
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19	30,000	32,569

		235,136

Switzerland — 0.0%
UBS AG
5.75%, 04/25/18	120,000	138,589

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	90,404
3.88%, 03/10/15	30,000	31,416
3.56%, 11/01/21	10,000	9,971
3.25%, 05/06/22	30,000	29,019
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	50,000	48,064
Lloyds TSB Bank PLC
6.50%, 09/14/20 144AΔ	100,000	110,547
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	10,000	10,219
4.70%, 07/03/18Δ	10,000	10,061
6.10%, 06/10/23	60,000	60,639
7.65%, 08/29/49†	10,000	10,350
WPP Finance UK
8.00%, 09/15/14	100,000	106,624

		517,314

Total Foreign Bonds (Cost $5,973,286)		5,890,235

MORTGAGE-BACKED SECURITIES — 3.9%
Alternative Loan Trust
0.42%, 07/25/35†	151,945	114,108
0.44%, 07/25/35†	191,559	155,522
American Home Mortgage Investment Trust
0.88%, 04/25/44†	31,850	29,927
0.47%, 11/25/45†	154,952	128,332

See Notes to Schedules of Investments.	119

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Banc of America Commercial Mortgage Trust
5.42%, 09/10/45†	$17,000	$18,210
5.45%, 09/10/47	10,000	10,567
Bear Stearns Adjustable Rate Mortgage Trust
2.78%, 02/25/35†	57,848	49,624
Bear Stearns ALT-A Trust
2.59%, 08/25/34†	103,341	104,568
0.88%, 01/25/35†	118,781	110,488
Bear Stearns Mortgage Funding Trust
0.39%, 12/25/46†	81,195	10,592
CD 2006-CD2 Mortgage Trust
5.53%, 01/15/46†	30,000	31,751
CD 2007-CD5 Commercial Mortgage Trust
6.32%, 11/15/44†	10,000	11,318
COBALT CMBS Commercial Mortgage Trust
5.53%, 04/15/47†	25,000	27,619
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	114,390	119,292
Commercial Mortgage Pass-Through Certificates
2.82%, 11/15/45	20,000	18,891
Credit Suisse Commercial Mortgage Trust
5.62%, 01/15/49†	60,000	63,719
Credit Suisse First Boston Mortgage Securities Corporation
6.00%, 10/25/35	87,022	58,697
Federal Home Loan Mortgage Corporation
4.00%, 10/01/25	299,629	317,146
2.73%, 05/01/37†	7,262	7,732
5.50%, 12/01/38	104,917	113,456
6.00%, 11/01/39	177,728	193,623
4.00%, 10/01/42	96,701	100,932
3.50%, 11/01/42	97,544	98,216
3.50%, 01/01/43	98,703	99,383
3.50%, 05/01/43	98,185	99,795
4.00%, 05/01/43	99,230	104,460
Federal Home Loan Mortgage Corporation REMIC
2.76%, 09/15/31 IOΩ†	689,836	95,337
6.00%, 05/15/36	136,335	150,304
3.37%, 04/15/39 IOΩ†	90,858	16,948
16.95%, 01/15/40 IOΩ†	67,185	8,537
0.57%, 10/15/41 IOΩ†	265,003	50,657
6.05%, 10/15/42 IOΩ†	92,775	19,655
3.00%, 05/15/43	98,910	80,833
3.00%, 07/15/43	100,501	78,593
Federal National Mortgage Association
3.50%, 10/01/25 TBA	1,000,000	1,055,156
2.50%, 10/01/27 TBA	500,000	502,812
3.00%, 10/01/27 TBA	700,000	724,719
4.50%, 05/01/31	56,746	61,671
6.00%, 04/01/33	18,554	20,533
5.00%, 07/01/33	18,207	19,796
5.00%, 09/01/33	19,572	21,291
6.00%, 02/01/34	6,805	7,530
2.41%, 09/01/35†	53,038	55,976
5.00%, 10/01/35	38,606	41,984
6.00%, 11/01/35	41,957	46,444
7.00%, 04/01/37	53,671	61,332
6.00%, 08/01/37	70,693	78,228
6.50%, 11/01/37	53,262	59,312
5.50%, 08/01/38	43,723	47,667
5.00%, 10/01/38 TBA	1,100,000	1,192,812
7.00%, 02/01/39	232,344	260,023
3.50%, 10/01/40 TBA	300,000	305,391
4.00%, 10/01/40 TBA	2,100,000	2,202,703
4.50%, 06/01/41	165,297	176,685
4.50%, 09/01/41	85,925	91,889
4.00%, 04/01/42	184,053	193,452
3.00%, 09/01/42	472,003	461,635
4.00%, 09/01/42	98,155	103,125
2.50%, 10/01/42 TBA	100,000	92,906
3.50%, 10/01/42	290,800	292,743
4.00%, 12/01/42	186,421	197,522
4.00%, 01/01/43	98,536	103,627
3.50%, 03/01/43	392,158	396,090
3.50%, 04/01/43	197,205	199,183
3.50%, 05/01/43	198,664	202,443
4.00%, 05/01/43	98,302	103,401
3.50%, 06/01/43	298,333	304,001
4.00%, 06/01/43	198,172	208,442
3.50%, 07/01/43	298,851	304,535
4.00%, 07/01/43	198,195	208,748
4.00%, 08/01/43	99,706	103,879
Federal National Mortgage Association Interest STRIP
3.98%, 04/25/27 IOΩ†	148,672	17,820
21.98%, 11/25/39 IOΩ†	54,674	6,581
17.22%, 11/25/41 IOΩ†	65,875	7,493
16.33%, 04/25/42 IOΩ†	134,825	19,428
Federal National Mortgage Association REMIC
3.14%, 06/25/27 IOΩ†	348,627	44,018
3.11%, 03/25/39 IOΩ†	91,609	18,920
6.50%, 06/25/39	75,266	84,110
1.35%, 04/25/40 IOΩ†	248,408	53,076
21.86%, 12/25/40 IOΩ†	66,157	7,531
15.68%, 01/25/41 IOΩ†	45,678	6,413
5.50%, 07/25/41	113,141	124,751
17.09%, 07/25/41 IOΩ†	169,885	22,273
14.24%, 09/25/41 IOΩ†	150,635	20,300
14.59%, 10/25/41 IOΩ†	184,490	27,044
6.26%, 03/25/42 IOΩ†	87,367	15,247
5.50%, 04/25/42	300,000	330,806
6.00%, 05/25/42	145,707	160,845
7.00%, 05/25/42	136,145	152,997
6.50%, 07/25/42	292,471	328,990
5.69%, 12/25/42 IOΩ†	94,625	20,064
2.50%, 04/25/43	100,417	71,758
FHLMC Multifamily Structured Pass Through Certificates
4.81%, 01/25/20 IOΩ†	211,347	11,076
4.44%, 04/25/20 IOΩ†	710,363	42,171
4.71%, 06/25/20 IOΩ†	657,008	54,948
3.74%, 08/25/20 IOΩ†	202,564	15,328
4.42%, 06/25/21 IOΩ†	269,529	20,583
4.53%, 07/25/21 IOΩ†	207,048	20,896
4.42%, 10/25/21 IOΩ†	182,676	18,082

120	See Notes to Schedules of Investments.

	Par	Value
4.60%, 12/25/21 IOΩ†	$108,361	$9,763
25.00%, 09/25/22 IOΩ†	109,599	6,767
First Horizon Alternative Mortgage Securities Trust
2.32%, 02/25/36†	133,780	95,595
0.55%, 02/25/37†	55,647	34,798
Government National Mortgage Association
6.50%, 10/20/37	44,026	49,310
8.90%, 02/20/38 IOΩ†	448,949	67,671
6.00%, 07/20/38	54,196	59,639
6.00%, 09/20/38	348,850	383,602
5.00%, 01/15/40	299,178	331,596
4.50%, 01/20/40	54,178	59,073
11.02%, 01/20/40 IOΩ†	54,608	9,468
4.50%, 05/20/40	56,234	60,877
4.00%, 10/15/40 TBA	300,000	316,406
6.00%, 10/20/40	42,362	46,881
4.50%, 01/20/41	60,725	65,721
4.50%, 03/20/41	331,851	358,693
4.50%, 07/20/41	58,185	62,701
4.00%, 10/20/41 TBA	200,000	211,687
3.00%, 10/15/42 TBA	100,000	98,578
3.50%, 10/15/42 TBA	300,000	308,391
3.50%, 10/20/42 TBA	300,000	309,469
1.33%, 11/20/59†	272,618	276,871
1.18%, 05/20/60†	152,142	153,636
0.69%, 01/20/61†	208,205	206,426
0.64%, 02/20/61†	216,763	214,340
0.69%, 03/20/61†	89,104	88,314
Granite Mortgages PLC
0.77%, 07/20/43†	18,537	18,382
GreenPoint Mortgage Funding Trust
0.44%, 10/25/45†	40,147	33,299
GS Mortgage Securities Corporation II
4.24%, 08/10/46†	10,000	10,383
GS Mortgage Securities Corporation Trust
3.55%, 04/10/34 144A	26,000	25,747
GS Mortgage Securities Trust
5.99%, 08/10/45†	40,000	44,368
4.18%, 07/10/46†	20,000	20,708
GSMPS Mortgage Loan Trust
0.53%, 03/25/35 144A†	25,276	21,405
0.53%, 09/25/35 144A†	76,598	63,513
HarborView Mortgage Loan Trust
0.42%, 06/19/35†	181,110	146,804
Homestar Mortgage Acceptance Corporation
0.63%, 07/25/34†	67,573	66,340
Impac CMB Trust
0.98%, 03/25/33†	12,939	12,705
JP Morgan Chase Commercial Mortgage Securities Trust
5.44%, 05/15/45	26,000	28,516
6.08%, 02/12/51†	10,000	11,255
LB-UBS Commercial Mortgage Trust
6.43%, 09/15/45†	40,000	45,196
MASTR Adjustable Rate Mortgages Trust
0.95%, 12/25/46†	192,854	101,198
Merrill Lynch Mortgage Investors Trust
5.05%, 05/25/34†	12,648	12,503
Merrill Lynch-Countrywide Financial Corporation Commercial Mortgage Trust
5.20%, 12/12/49†	50,000	54,450
5.49%, 03/12/51†	160,000	176,762
Morgan Stanley Bank of America Merrill Lynch Trust
5.05%, 08/15/45 IO 144A Ω†	138,006	13,659
3.46%, 05/15/46	50,000	47,626
Morgan Stanley Capital I Trust
5.69%, 04/15/49†	100,000	111,103
Nomura Asset Acceptance Corporation Alternative Loan Trust
5.96%, 03/25/47 STEP	70,329	70,536
6.14%, 03/25/47 STEP	57,542	57,703
RBSSP Resecuritization Trust
3.18%, 12/26/35 144A†	20,303	20,897
Residential Accredit Loans, Inc.
3.31%, 12/26/34†	194,069	160,586
Structured Adjustable Rate Mortgage Loan Trust
2.60%, 11/25/34†	60,857	55,665
Structured Asset Securities Corporation Mortgage Loan Trust
0.48%, 10/25/27†	16,620	16,453
UBS-Barclays Commercial Mortgage Trust
3.32%, 12/10/45 144A	25,000	23,516
Wachovia Bank Commercial Mortgage Trust
5.34%, 12/15/43	30,000	33,190
5.38%, 12/15/43	10,000	10,646
Washington Mutual Mortgage Pass-Through Certificates
2.49%, 02/25/33†	21,848	21,510
2.50%, 10/25/33†	62,275	63,194
2.43%, 01/25/35†	76,258	77,183
2.35%, 11/25/36†	144,484	118,350
0.50%, 08/25/45†	98,619	91,317
Wells Fargo Commercial Mortgage Trust
4.22%, 07/15/46†	10,000	10,351
Wells Fargo Mortgage Loan Trust
2.76%, 08/27/35 144A†	59,102	60,176
Wells Fargo Mortgage-Backed Securities Trust
2.68%, 04/25/36†	48,313	44,280
WF-RBS Commercial Mortgage Trust
4.58%, 06/15/45 IO 144A Ω†	78,586	7,815

Total Mortgage-Backed Securities (Cost $21,372,804)		20,827,630

MUNICIPAL BONDS — 0.1%
Arizona State University, Revenue Bond, Series A
5.00%, 07/01/43	10,000	10,343

See Notes to Schedules of Investments.	121

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
City of Richmond, General Obligation, Series A
5.00%, 03/01/27	$10,000	$11,279
5.00%, 03/01/28	10,000	11,168
5.00%, 03/01/29	10,000	11,100
City Public Service Board of San Antonio, Revenue Bond
5.00%, 02/01/43	30,000	31,154
New Jersey Economic Development Authority, Rutgers University, Revenue Bond
5.00%, 06/15/46	10,000	10,246
New Jersey State Turnpike Authority, Revenue Bond, Series A
5.00%, 01/01/43	10,000	10,198
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bond, Series AA
5.00%, 06/15/38	20,000	20,409
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bond, Series A
5.00%, 06/15/42	20,000	20,337
New York City Liberty Development Corporation, Revenue Bond
5.00%, 12/15/41	20,000	20,403
New York City Water & Sewer System, Revenue Bond, Series BB
5.00%, 06/15/47	10,000	10,319
New York City Water & Sewer System, Revenue Bond, Series EE
5.00%, 06/15/47	10,000	10,333
New York City, General Obligation, Series J
5.00%, 08/01/25	10,000	11,453
New York State Dormitory Authority, Revenue Bond, Series A
5.00%, 12/15/27	10,000	11,196
New York State Urban Development Corporation, Revenue Bond, Series C
5.00%, 03/15/27	30,000	33,671
Northeast Ohio Regional Sewer District, Revenue Bond
5.00%, 11/15/43	20,000	20,852
Northstar Education Finance, Inc., Revenue Bond
1.60%, 01/29/46†	75,000	67,273
Ohio State Turnpike Commission, Infrastructure Project, Revenue Bond
5.00%, 02/15/48	40,000	40,415
Ohio State Turnpike Commission, Revenue Bond, Series A
5.00%, 02/15/48	20,000	20,571
Pennsylvania Turnpike Commission, Revenue Bond, Series C
5.00%, 12/01/43	10,000	10,143
Private Colleges & Universities Authority, Emory University, Revenue Bond, Series A
5.00%, 10/01/43	20,000	21,261
State of California, General Obligation
5.00%, 09/01/25	20,000	22,655
5.00%, 04/01/42	20,000	20,458
State of California, General Obligation, Series B
5.00%, 09/01/23	30,000	35,027
State of Connecticut, General Obligation, Series C
5.00%, 07/15/24	10,000	11,657
Utah Transit Authority, Revenue Bond
5.00%, 06/15/42	30,000	30,678

Total Municipal Bonds (Cost $519,952)		534,599

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $128.50, Expires 11/22/13 (MLCS)	4	1,438
Long U.S. Treasury Bond, Strike Price $134.00, Expires 10/25/13 (MLCS)	4	4,438
Put Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $124.50, Expires 10/25/13 (GSC)	4	1,125
2-Year Eurodollar Mid-Curve Option, Strike Price $98.50, Expires 10/11/13 (AD)	9	225

Total Purchased Options (Cost $5,081)		7,226

	Par
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds
2.75%, 08/15/42Δ	$1,350,000	1,119,340
2.75%, 11/15/42Δ	242,700	200,929
2.88%, 05/15/43Δ	1,539,000	1,306,466
3.63%, 08/15/43Δ	430,000	425,096

		3,051,831

U.S. Treasury Inflationary Index Bond
0.75%, 02/15/42Δ	220,000	195,227

U.S. Treasury Notes
0.38%, 11/15/15Δ	20,000	20,004
0.75%, 06/30/17Δ	100,000	99,207
0.75%, 10/31/17	500,000	493,203
0.63%, 04/30/18Δ	3,330,000	3,237,123
1.38%, 07/31/18Δ	90,000	90,165
1.50%, 08/31/18Δ	50,000	50,338
2.00%, 09/30/20	40,000	39,966
1.75%, 05/15/23Δ	240,000	222,422

122	See Notes to Schedules of Investments.

	Par	Value
2.50%, 08/15/23Δ	$430,000	$425,666

		4,678,094

Total U.S. Treasury Obligations (Cost $8,262,976)		7,925,152

TOTAL INVESTMENTS — 131.8% (Cost $615,243,976)		693,519,226

	Number of Contracts
WRITTEN OPTION — 0.0%
Put Option — 0.0%
2-Year Eurodollar Mid-Curve Option, Strike Price $98.25, Expires 10/11/13 (AD)	(9)	(57)

Liabilities in Excess of Other Assets — (31.8)%		(167,273,781)

NET ASSETS — 100.0%		$526,245,388

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	35.5
Producer Durables	16.3
Financial Services	15.2
Technology	12.5
Consumer Discretionary	12.1
Futures Contracts	9.3
Healthcare	6.9
Foreign Common Stocks	6.8
Materials & Processing	5.2
Energy	5.1
Mortgage-Backed Securities	3.9
Utilities	3.1
Corporate Bonds	2.6
Consumer Staples	2.5
U.S. Treasury Obligations	1.5
Foreign Bonds	1.1
Agency Obligations	1.0
Asset-Backed Securities	0.4
Municipal Bonds	0.1
Purchased Options	—	**
Rights/Warrants	—	**
Written Option	—	**
Forward Foreign Currency Contracts	(0.5)

	140.6

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	123

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$5,091,055	$—	$5,091,055	$—
Asset-Backed Securities	2,035,191	—	1,950,161	85,030
Common Stocks:
Consumer Discretionary	63,472,758	63,472,758	—	—
Consumer Staples	13,130,293	13,130,293	—	—
Energy	26,812,499	26,812,499	—	—
Financial Services	79,947,263	79,947,263	—	—
Healthcare	36,457,233	36,457,233	—	—
Materials & Processing	27,494,135	27,494,135	—	—
Producer Durables	85,932,397	85,932,397	—	—
Technology	65,673,869	65,673,869	—	—
Utilities	16,116,503	16,116,503	—	—
Corporate Bonds	13,489,097	—	13,451,623	37,474
Foreign Bonds:
Australia	458,652	—	458,652	—
Canada	1,614,705	—	1,614,705	—
Cayman Islands	552,636	—	552,636	—
Chile	39,059	—	39,059	—
France	263,729	—	263,729	—
Iceland	1	—	—	1
Japan	296,054	—	296,054	—
Jersey	30,712	—	30,712	—
Luxembourg	115,300	—	115,300	—
Mexico	743,021	—	743,021	—
Netherlands	885,327	—	885,327	—
Spain	235,136	—	235,136	—
Switzerland	138,589	—	138,589	—
United Kingdom	517,314	—	517,314	—
Foreign Common Stocks	35,730,703	35,730,703	—	—
Money Market Funds	186,950,638	186,950,638	—	—
Mortgage-Backed Securities	20,827,630	—	20,827,630	—
Municipal Bonds	534,599	—	534,599	—
Purchased Options	7,226	7,226	—	—
Rights/Warrants	750	—	—	750
U.S. Treasury Obligations	7,925,152	—	7,925,152	—

Total Assets — Investments in Securities	$693,519,226	$637,725,517	$55,670,454	$123,255

Other Financial Instruments***
Futures Contracts	$2,478,785	$2,478,785	$—	$—

Total Assets — Other Financial Instruments	$2,478,785	$2,478,785	$—	$—

124	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Option	$(57)	$(57)	$—	$—

Total Liabilities — Investments in Securities	$(57)	$(57)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(29,427)	$—	$(29,427)	$—

Total Liabilities — Other Financial Instruments	$(29,427)	$—	$(29,427)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2013.

See Notes to Schedules of Investments.	125

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 94.6%
Argentina — 0.2%
Banco Macro SA ADRΔ*	13,136	$315,264
MercadoLibre, Inc.Δ	16,700	2,252,997

		2,568,261

Australia — 2.9%
AGL Energy, Ltd.	34,051	489,833
Alumina, Ltd.*	34,920	33,391
Amcor, Ltd.	319,772	3,120,368
AMP, Ltd.	786,162	3,381,012
Arrium, Ltd.	227,997	259,491
ASX, Ltd.	2,537	81,724
Aurizon Holdings, Ltd.	86,208	376,381
Australia & New Zealand Banking Group, Ltd.	48,458	1,391,451
Bank of Queensland, Ltd.	33,651	339,044
Bendigo and Adelaide Bank, Ltd.	40,907	382,383
BHP Billiton, Ltd.	57,728	1,924,752
BlueScope Steel, Ltd.*	35,520	155,079
Brambles, Ltd.	215,887	1,834,757
Caltex Australia, Ltd.	19,406	334,739
CFS Retail Property Trust Group REIT	37,629	70,208
Coca-Cola Amatil, Ltd.	1,053	12,044
Cochlear, Ltd.Δ	23,994	1,353,780
Commonwealth Bank of Australia	28,182	1,872,175
Computershare, Ltd.	6,176	57,155
CSL, Ltd.	14,173	846,205
Dexus Property Group REIT	84,924	79,621
Downer EDI, Ltd.	504,859	2,109,997
Flight Centre, Ltd.	1,834	82,638
Fortescue Metals Group, Ltd.Δ	923,716	4,093,226
Goodman Group REIT	33,286	151,536
GPT Group+	63,198	—
GPT Group REIT	26,294	85,363
Incitec Pivot, Ltd.	165,542	415,427
Insurance Australia Group, Ltd.	51,029	279,440
JB Hi-Fi, Ltd.	22,468	439,119
Leighton Holdings, Ltd.	31,254	561,268
Lend Lease Group	7,753	73,485
Macquarie Group, Ltd.	13,640	609,641
Mineral Resources, Ltd.	18,830	191,474
Mirvac Group REIT	47,808	77,604
Myer Holdings, Ltd.	159,656	388,740
National Australia Bank, Ltd.	98,501	3,153,709
Newcrest Mining, Ltd.	13,780	150,407
OZ Minerals, Ltd.	4,583	18,940
Primary Health Care, Ltd.	67,950	305,542
Qantas Airways, Ltd.*	320,253	440,676
QBE Insurance Group, Ltd.	262,016	3,585,846
Ramsay Health Care, Ltd.	8,739	295,205
Rio Tinto, Ltd.	6,807	392,063
Santos, Ltd.	27,039	380,387
Sims Metal Management, Ltd.*	49,945	444,502
Sonic Healthcare, Ltd.	24,129	364,435
SP AusNet	287,442	321,785
Stockland REIT	46,149	166,612
Suncorp Group, Ltd.	54,921	669,650
Telstra Corporation, Ltd.	283,184	1,312,982
Toll Holdings, Ltd.Δ	184,542	1,003,685
Transfield Services, Ltd.	257,922	269,488
Wesfarmers, Ltd.	29,170	1,119,254
Westfield Group REIT	40,245	413,364
Westfield Retail Trust REIT	59,197	164,017
Westpac Banking Corporation	45,932	1,402,475
Woodside Petroleum, Ltd.	69,109	2,469,906
WorleyParsons, Ltd.	798	18,105

		46,817,586

Austria — 0.3%
Erste Group Bank AG	111,606	3,527,038
Wiener Versicherung Gruppe*	15,488	795,165

		4,322,203

Belgium — 0.1%
Ageas STRIP VVPR*	5,306	7
Delhaize Group SA	24,684	1,555,815
Groupe Bruxelles Lambert SA	457	38,870

		1,594,692

Bermuda — 0.1%
Catlin Group, Ltd.	731	5,735
Kosmos Energy, Ltd.*	28,468	292,651
Seadrill, Ltd.Δ	44,179	1,990,574

		2,288,960

Brazil — 2.0%
All America Latina Logistica SA	216,900	861,219
Banco Bradesco SA ADRΔ	56,980	790,883
Banco do Brasil SA	87,200	1,015,097
Banco Santander Brasil SA	199,683	1,352,363
Banco Santander Brasil SA ADRΔ	372,876	2,591,488
BM&FBovespa SA	491,100	2,756,524
BR Malls Participacoes SA	12,200	111,305
Brookfield Incorporacoes SA*	848,500	616,381
CCR SA	100,959	795,810
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADRΔ	17,700	814,554
Cia de Saneamento Basico do Estado de Sao Paulo	33,000	324,595
Cia de Saneamento Basico do Estado de Sao Paulo ADRΔ*	43,268	430,949
Cia Energetica de Minas Gerais ADRΔ	59,392	513,147
Cielo SA	80	2,166
Duratex SA	40	237
Embraer SA ADRΔ	103,500	3,360,645
Fibria Celulose SA*	25,200	291,762
Grupo BTG Pactual	58,085	727,799
Itau Unibanco Holding SA ADRΔ	292,300	4,127,276
JBS SA	146,000	508,559
Lojas Renner SA	25,868	746,056
Magnesita Refratarios SA	52,339	149,958
Multiplan Empreendimentos Imobiliarios SA	2,500	59,863
Petroleo Brasileiro SA ADRΔ	167,810	2,715,069
Porto Seguro SA	75,400	943,733
Telefonica Brasil SA ADRΔ	30,100	675,444
Totvs SA	25,711	433,292
Tractebel Energia SA	26,714	444,771
Ultrapar Participacoes SA	22,268	546,678

126	See Notes to Schedules of Investments.

	Shares	Value
Vale SA ADRΔ	206,700	$2,937,207

		31,644,830

Canada — 0.8%
Canadian National Railway Co.Δ	74,920	7,594,640
First Quantum Minerals, Ltd.	264,339	4,922,112
Lightstream Resources, Ltd.Δ	70,974	511,264
Torex Gold Resources, Inc.*	193,550	249,912

		13,277,928

Chile — 0.2%
Banco Santander Chile ADRΔ	39	1,025
Embotelladora Andina SA ADR Class AΔ	8,434	212,031
Embotelladora Andina SA ADR Class BΔ	13,344	438,484
Empresas CMPC SA	61,733	187,529
Enersis SA ADR	36,600	587,796
ENTEL Chile SA	31,900	515,487
S.A.C.I. Falabella	16,774	160,087
Sociedad Quimica y Minera de Chile SA ADRΔ	21,900	669,045

		2,771,484

China — 3.7%
AAC Technologies Holdings, Inc.Δ	107,527	488,702
Agricultural Bank of China, Ltd.Δ	290,000	133,485
Anhui Conch Cement Co., Ltd. Class HΔ	641,096	2,058,212
Anta Sports Products, Ltd.	318,000	409,600
Baidu, Inc. ADR*	99,785	15,484,636
Bank of China, Ltd. Class HΔ	2,774,000	1,266,128
Bank of Communications Co., Ltd. Class A	249,000	182,996
China BlueChemical, Ltd. Class H	340,000	200,338
China CITIC Bank Corporation, Ltd. Class H	412,000	213,546
China Construction Bank Corporation Class H	2,284,000	1,758,078
China Life Insurance Co., Ltd. Class H	265,000	686,767
China Merchants Bank Co., Ltd. Class HΔ	1,314,160	2,389,105
China Oilfield Services, Ltd. Class H	172,000	431,114
China Petroleum & Chemical Corporation Class H	720,000	563,494
China Railway Group, Ltd. Class H	782,000	427,504
China Shanshui Cement Group, Ltd.	462,000	178,107
China Southern Airlines Co., Ltd. H Shares	730,000	272,012
Chongqing Rural Commercial Bank Class HΔ	127,000	61,241
CNOOC, Ltd.	1,713,900	3,487,067
Country Garden Holdings Co., Ltd.	204,000	130,461
Ctrip.com International, Ltd. ADR*	16,686	974,963
Dongyue Group	2,574,100	1,251,223
Evergrande Real Estate Group, Ltd.Δ	169,000	70,599
Huaneng Power International, Inc. Class HΔ	192,000	191,606
Industrial & Commercial Bank of China Ltd. Class H	1,906,000	1,329,499
Li Ning Co., Ltd.Δ	921,513	724,768
Longfor Properties Co., Ltd.Δ	684,958	1,086,268
Mindray Medical International, Ltd. ADRΔ	14,237	553,677
New Oriental Education & Technology Group ADR*	66,100	1,645,890
Parkson Retail Group, Ltd.Δ	980,427	412,098
Sihuan Pharmaceutical Holdings Group, Ltd.Δ	302,000	207,151
Sino-Ocean Land Holdings, Ltd.	131,000	77,020
Sinopec Shanghai Petrochemical Co., Ltd. Class HΔ*	1,422,000	529,865
Tencent Holdings, Ltd.	287,976	15,104,454
Tingyi Cayman Islands Holding CorporationΔ	414,000	1,096,933
West China Cement, Ltd.Δ	1,597,528	240,992
Wumart Stores, Inc. Class HΔ	215,574	384,125
Yangzijiang Shipbuilding Holdings, Ltd.	257,800	225,014
Youku Tudou, Inc. ADRΔ*	52,804	1,446,830
Zhejiang Expressway Co., Ltd. Class H	332,000	305,636

		58,681,204

Colombia — 0.1%
BanColombia SA	64,300	901,952
BanColombia SA ADRΔ	10,827	622,985

		1,524,937

Cyprus — 0.1%
Eurasia Drilling Co., Ltd. GDR	21,664	864,394
Global Ports Investment, Ltd. GDR	17,008	227,907
Global Ports Investment, Ltd. GDR 144A	18,105	242,607

		1,334,908

Denmark — 1.3%
AP Moller — Maersk A/S Class B	57	522,637
Coloplast A/S Class B	1,352	76,979
Danske Bank A/S*	173,901	3,744,182
GN Store Nord A/S	58,451	1,229,855
Novo Nordisk A/S Class BΔ	34,059	5,782,450
Novozymes A/S Class B	36,890	1,411,203
TDC A/S	409,125	3,461,878
Vestas Wind Systems A/S*	162,998	4,112,572

		20,341,756

Egypt — 0.0%
ElSwedy Electric Co.	80,671	279,768

Estonia — 0.0%
Tallink Group AS@	491,560	631,757

Finland — 0.2%
Metso OYJ	17,427	684,651
Nokia OYJ*	125,211	822,905
Sampo OYJ	12,161	522,516
UPM-Kymmene OYJ	124,597	1,724,380

		3,754,452

See Notes to Schedules of Investments.	127

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
France — 8.2%
Alcatel-Lucent*	118,354	$423,985
Arkema SA	19,049	2,122,196
AtoS	7,344	573,567
AXA SA	84,394	1,955,203
BNP Paribas SA	65,917	4,458,792
Cap Gemini SA	9,201	547,320
Carrefour SA	85,038	2,919,234
Casino Guichard Perrachon SA	57,673	5,943,008
Christian Dior SA	38,734	7,595,570
Cie de St-Gobain	155,846	7,717,664
Cie Generale des Etablissements Michelin Class B	33,821	3,750,517
Credit Agricole SA	29,800	328,607
Danone SA	95,373	7,178,974
Essilor International SA	14,175	1,524,544
European Aeronautic Defence and Space Co. NV	55,742	3,551,462
GDF Suez	118,746	2,983,188
Kering	29,560	6,624,386
Klepierre REIT	623	27,013
Lagardere SCA	49,743	1,615,413
L’Oreal SA	32,650	5,607,453
Natixis	44,299	212,032
Orange SA	481,762	6,041,089
Publicis Groupe SA	7,064	562,115
Renault SA	37,726	3,007,648
Sanofi	162,256	16,456,523
Schneider Electric SA	83,158	7,032,396
Societe BIC SA	12,202	1,418,818
Societe Generale SA	125,097	6,233,018
Suez Environnement Co.	20,562	333,530
Total SA	178,010	10,330,013
Unibail-Rodamco SE REIT	1,611	399,710
Valeo SA	25,703	2,194,829
Vallourec SA	36,050	2,159,059
Vinci SA	78,148	4,542,898
Vivendi SA	106,771	2,456,291

		130,828,065

Germany — 8.0%
Adidas AG	6,331	686,733
Aixtron SE*	76,439	1,291,598
Allianz SEΔ	16,902	2,657,015
Aurubis AG	26,506	1,606,289
BASF SE	24,449	2,345,077
Bayer AG	162,077	19,111,220
Beiersdorf AG	76,609	6,802,964
Bilfinger SE	10,002	1,050,022
Continental AG	10,872	1,842,936
Daimler AGΔ	107,238	8,359,336
Deutsche Bank AG	11,432	524,909
Deutsche Boerse AGΔ	51,845	3,900,404
Deutsche Lufthansa AG*	245,500	4,787,579
Deutsche Post AG	94,688	3,142,261
Deutsche Telekom AG	661,626	9,590,793
Freenet AG*	50,274	1,216,416
Fresenius Medical Care AG & Co. KGaAΔ	72,549	4,719,935
Fresenius SE & Co. KGaA	1,995	247,816
GEA Group AG	73,831	3,031,927
Hannover Rueck SE	14,316	1,052,812
HeidelbergCement AG	23,160	1,786,238
Hochtief AG	4,603	401,839
Kloeckner & Co. SE*	29,827	404,322
Leoni AG	27,381	1,665,241
Linde AGΔ	50,143	9,931,188
Merck KGaA	25,050	3,909,085
Metro AGΔ	42,502	1,684,716
Muenchener Rueckversicherungs AG	12,020	2,348,939
Rheinmetall AG	28,974	1,664,717
RWE AGΔ	68,341	2,324,323
Salzgitter AG	20,817	865,005
SAP AG	179,213	13,254,653
Siemens AG	16,787	2,022,579
SMA Solar Technology AG	20,776	711,805
TUI AG*	103,095	1,317,175
Volkswagen AGΔ	21,913	4,969,986

		127,229,853

Guernsey — 0.0%
Resolution, Ltd.	112,958	581,157

Hong Kong — 2.7%
AIA Group, Ltd.	1,806,600	8,490,384
ASM Pacific Technology, Ltd.Δ	116,457	1,181,702
Belle International Holdings, Ltd.Δ	702,000	1,019,162
Cathay Pacific Airways, Ltd.	173,000	339,045
Cheung Kong Holdings, Ltd.	28,000	426,359
Cheung Kong Infrastructure Holdings, Ltd.	12,000	83,163
China Gas Holdings, Ltd.	552,000	601,400
China Mengniu Dairy Co., Ltd.	569,000	2,549,382
China Mobile, Ltd.	613,118	6,849,840
China Overseas Land & Investment, Ltd.Δ	834,372	2,458,180
China Resources Cement Holdings, Ltd.Δ	262,782	174,490
China Resources Land, Ltd.Δ	64,000	181,952
China Resources Power Holdings Co., Ltd.	254,000	603,896
CLP Holdings, Ltd.	19,500	158,773
COSCO Pacific, Ltd.	172,000	263,015
Esprit Holdings, Ltd.	77	123
First Pacific Co., Ltd.	38,000	41,989
Geely Automobile Holdings, Ltd.Δ	625,000	321,529
GOME Electrical Appliances Holdings, Ltd.Δ	5,459,000	696,813
Guangdong Investment, Ltd.	237,000	203,512
Hang Seng Bank, Ltd.	24,800	404,492
HKT Trust	954	895
Hong Kong & China Gas Co., Ltd.	11,220	26,994
Hong Kong Exchanges and Clearing, Ltd.Δ	129,300	2,072,228
Hopewell Holdings, Ltd.	10,500	35,131
Hutchison Whampoa, Ltd.	26,000	311,427
Hysan Development Co., Ltd.	84,000	374,193
Jardine Matheson Holdings, Ltd.	43,600	2,393,640
Kerry Properties, Ltd.	4,600	19,602
Li & Fung, Ltd.Δ	4,478,924	6,514,043
Link (The) REIT	45,000	220,767
New World Department Store China, Ltd.	463,337	243,142

128	See Notes to Schedules of Investments.

	Shares	Value
New World Development Co., Ltd.	64,000	$96,216
Noble Group, Ltd.	25,000	18,533
NWS Holdings, Ltd.	21,000	32,600
PCCW, Ltd.	68,000	30,073
Power Assets Holdings, Ltd.	43,500	389,239
Shangri-La Asia, Ltd.	1,000	1,656
Shimao Property Holdings, Ltd.	42,500	97,758
Shougang Fushan Resources Group, Ltd.Δ	1,238,000	416,609
Sino Land Co., Ltd.	306,000	450,563
Sun Hung Kai Properties, Ltd.	13,000	176,833
Swire Pacific, Ltd. Class A	13,000	155,714
Swire Properties, Ltd.	100	280
Wharf Holdings, Ltd.	46,000	398,561
Wheelock & Co., Ltd.	82,000	435,062
Yue Yuen Industrial Holdings, Ltd.	652,300	1,820,845

		43,781,805

Hungary — 0.1%
MOL Hungarian Oil and Gas PLC	24,833	1,796,623
OTP Bank PLC	5,200	102,893

		1,899,516

India — 1.6%
Ambuja Cements, Ltd.	459,508	1,339,880
Andhra Bank	209,724	173,025
Axis Bank, Ltd.	98,129	1,579,735
Bank of India	4,320	10,899
Bharat Heavy Electricals, Ltd.	37,510	82,324
Canara Bank	8,600	30,420
Container Corporation of India	4,456	51,039
Dabur India, Ltd.@	282,742	765,510
DLF, Ltd.	15,015	30,711
HCL Technologies, Ltd.	30,915	536,871
HDFC Bank, Ltd. ADR	8,000	246,240
Hero MotoCorp, Ltd.	13,452	431,730
Hindustan Unilever, Ltd.	55,227	553,505
Housing Development Finance Corporation	188,935	2,306,422
ICICI Bank, Ltd. ADRΔ	103,350	3,150,108
Infosys, Ltd.	21,929	1,055,380
Infosys, Ltd. ADRΔ	43,020	2,069,692
Kotak Mahindra Bank, Ltd.@	206,962	2,241,689
Lupin, Ltd.	155,929	2,131,648
Maruti Suzuki India, Ltd.	53,358	1,157,887
Oil & Natural Gas Corporation, Ltd.*	88,065	376,778
Opto Circuits India, Ltd.*	101,293	33,249
Ranbaxy Laboratories, Ltd.*	28,718	151,514
Reliance Industries, Ltd.	36,747	482,721
Rural Electrification Corporation, Ltd.*	261,647	785,923
Shriram Transport Finance Co., Ltd.@	108,932	998,493
SKS Microfinance, Ltd.*	17,272	35,383
State Bank of India, Ltd.	2,966	76,508
Tata Consultancy Services, Ltd.	36,201	1,114,740
Tata Motors, Ltd. ADR	29,600	787,952
Wipro, Ltd.	55,068	416,100

		25,204,076

Indonesia — 0.3%
PT Bank Negara Indonesia Persero Tbk	505,000	177,709
PT Bank Rakyat Indonesia Persero Tbk	332,000	207,858
PT Bank Tabungan Pensiunan Nasional Tbk*	178,000	61,101
PT Indocement Tunggal Prakarsa Tbk	1,017,780	1,582,042
PT Indofood Sukses Makmur Tbk	837,500	509,877
PT Perusahaan Gas Negara Persero Tbk	625,000	280,656
PT Ramayana Lestari Sentosa Tbk	2,662,000	278,154
PT Semen Indonesia Persero Tbk	298,637	335,258
PT Telekomunikasi Indonesia Tbk ADRΔ*	15,700	570,067
PT Unilever Indonesia Tbk	166,500	433,504
Telekomunikasi Indonesia Persero Tbk PT	2,983,500	541,049

		4,977,275

Ireland — 0.3%
CRH PLC	156,681	3,748,981
James Hardie Industries PLCΔ	142,472	1,419,497

		5,168,478

Italy — 1.7%
Assicurazioni Generali SpA	20,976	418,566
Banca Popolare dell’Emilia Romagna*	206,862	1,484,622
Enel SpA	224,957	861,872
Eni SpA	376,940	8,643,541
Fiat SpAΔ*	693,467	5,525,746
Intesa Sanpaolo SpA	180,175	371,718
Mediolanum SpA	44,851	325,834
Prysmian SpA	39,610	969,914
Snam SpA	669,837	3,392,773
UniCredit SpA	924,364	5,892,480
Unione di Banche Italiane SCPA	14,202	71,819

		27,958,885

Japan — 12.9%
Amada Co., Ltd.	472,000	4,240,053
Aozora Bank, Ltd.	64,600	191,247
Asahi Glass Co., Ltd.	200	1,239
Asahi Kasei Corporation	18,200	136,831
Astellas Pharma, Inc.	93,700	4,766,265
Azbil Corporation	21,600	500,803
Bridgestone Corporation	7,800	283,687
Calsonic Kansei Corporation	200,000	1,068,213
Canon, Inc.	317,850	10,121,273
Central Japan Railway Co.	11,100	1,420,601
Chiome Bioscience, Inc.*	3,100	132,931
Chubu Electric Power Co., Inc.	68,800	942,111
Chugai Pharmaceutical Co., Ltd.	43,200	885,140
Citizen Holdings Co., Ltd.	124,300	870,018
COMSYS Holdings Corporation	86,000	1,196,887
Daicel Corporation	31,000	279,109
Daihatsu Motor Co., Ltd.	27,000	521,898

See Notes to Schedules of Investments.	129

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Daiichi Sankyo Co., Ltd.	22,100	$399,754
Daito Trust Construction Co., Ltd.	1,100	109,782
Daiwa House Industry Co., Ltd.	10,000	188,006
Daiwa Securities Group, Inc.	31,000	277,532
Dena Co., Ltd.Δ	66,800	1,357,815
Denki Kagaku Kogyo KK	119,000	462,465
Denso Corporation	202,100	9,416,735
DIC Corporation	166,000	457,663
Digital Garage, Inc.	5,200	163,467
East Japan Railway Co.	18,000	1,545,552
Ebara Corporation	147,000	822,524
Exedy Corporation	1,200	29,434
Fuji Electric Co., Ltd.	356,000	1,448,700
Fuji Heavy Industries, Ltd.	70,900	1,954,718
Fuji Media Holdings, Inc.	13,800	302,970
Fujikura, Ltd.	144,000	556,692
Fujitsu, Ltd.	133,000	495,224
Fukuoka Financial Group, Inc.*	128,000	576,876
Gree, Inc.Δ	86,700	674,760
Hino Motors, Ltd.	62,000	910,809
Hitachi, Ltd.	377,000	2,481,500
Honda Motor Co., Ltd.	215,900	8,203,739
Hoya Corporation	117,100	2,762,652
Inpex Corporation	446,800	5,263,690
Isuzu Motors, Ltd.	96,100	631,574
ITOCHU CorporationΔ	379,700	4,643,160
J Front Retailing Co., Ltd.	117,000	945,094
Japan Airlines Co., Ltd.	22,100	1,335,510
Japan Real Estate Investment Corporation REIT	7	81,754
Japan Retail Fund Investment Corporation REIT	20	41,141
JGC Corporation	43,000	1,548,604
JSR Corporation	63,000	1,167,130
JTEKT Corporation	19,600	267,594
JX Holdings, Inc.	70	362
Kajima Corporation	188,000	763,131
Kakaku.com, Inc.	27,000	628,750
Kansai Electric Power Co., Inc. (The)*	40,000	512,742
Kao Corporation	171,400	5,335,816
KDDI Corporation	30,300	1,553,609
Keisei Electric Railway Co., Ltd.	54,000	561,453
Konica Minolta, Inc.	163,000	1,366,417
Kuraray Co., Ltd.Δ	78,600	939,570
KYB Co., Ltd.	59,000	380,548
Kyocera Corporation	26,400	1,399,298
Livesense, Inc.*	2,300	120,505
Mabuchi Motor Co., Ltd.	63,900	3,360,934
Marubeni Corporation	78,800	618,888
Marui Group Co., Ltd.	38,800	362,757
Mazda Motor Corporation*	54,000	240,073
Miraca Holdings, Inc.	8,700	387,670
Mitsubishi Corporation	72,100	1,456,743
Mitsubishi Electric Corporation	800	8,383
Mitsubishi Estate Co., Ltd.	24,000	707,096
Mitsubishi Heavy Industries, Ltd.	138,000	790,417
Mitsubishi UFJ Financial Group, Inc.	652,500	4,162,139
Mitsui & Co., Ltd.	57,700	837,074
Mitsui Engineering & Shipbuilding Co., Ltd.	491,000	1,004,029
Mitsui Fudosan Co., Ltd.	18,000	603,388
Mitsui Mining & Smelting Co., Ltd.	248,000	719,060
Mizuho Financial Group, Inc.	97,440	211,147
Mutoh Holdings Co., Ltd.	84,000	420,449
Namco Bandai Holdings, Inc.	10,300	192,283
NET One Systems Co., Ltd.	22,000	166,295
NHK Spring Co., Ltd.	12,400	126,655
Nippon Building Fund, Inc. REIT	8	99,293
Nippon Carbide Industries Co., Inc.	96,000	331,085
Nippon Electric Glass Co., Ltd.	100	534
Nippon Kayaku Co., Ltd.	35,000	502,416
Nippon Meat Packers, Inc.	11,000	157,231
Nippon Steel & Sumitomo Metal Corporation	230	779
Nippon Telegraph & Telephone Corporation	6,900	356,600
Nippon Yusen KK	33,800	106,597
Nishi-Nippon City Bank, Ltd. (The)	200	543
Nissan Chemical Industries, Ltd.	62,100	933,127
Nissan Motor Co., Ltd.	229,500	2,297,452
Nisshin Seifun Group, Inc.	4,400	44,316
NKSJ Holdings, Inc.	64,550	1,655,532
Nomura Holdings, Inc.	68,200	530,780
Obayashi Corporation	69,000	411,354
Okasan Securities Group, Inc.	22,000	202,106
ORIX Corporation	15,900	258,004
Osaka Gas Co., Ltd.	195,000	829,239
Panasonic Corporation	900	8,680
Rakuten, Inc.	464,400	7,015,962
Resona Holdings, Inc.	325,600	1,662,864
Ryohin Keikaku Co., Ltd.	11,400	1,028,720
Sanrio Co., Ltd.Δ	43,200	2,650,145
SCSK Corporation	27,700	665,059
Secom Co., Ltd.	2,100	131,177
Sekisui Chemical Co., Ltd.	313,000	3,177,924
Sekisui House, Ltd.	8,000	107,269
Seven & I Holdings Co., Ltd.	152,800	5,565,125
Shimamura Co., Ltd.	2,300	228,608
Shin Nippon Biomedical Laboratories, Ltd.*	10,600	150,327
Shin-Etsu Chemical Co., Ltd.	120,400	7,349,306
Shinsei Bank, Ltd.	690,000	1,670,685
Shionogi & Co., Ltd.	98,000	2,054,815
SMC CorporationΔ	19,300	4,582,756
Softbank Corporation	170,200	11,757,037
Sony Corporation	13,800	294,546
Sosei Group Corporation*	4,200	217,915
Sumitomo CorporationΔ	305,800	4,112,799
Sumitomo Heavy Industries, Ltd.	36,000	163,345
Sumitomo Mitsui Financial Group, Inc.	73,100	3,528,760
Sumitomo Mitsui Trust Holdings, Inc.	256,000	1,263,136
Sumitomo Realty & Development Co., Ltd.	7,000	331,502
T&D Holdings, Inc.	44,100	544,660

130	See Notes to Schedules of Investments.

	Shares	Value
Taisei Corporation	361,000	$1,773,875
Takashimaya Co., Ltd.	119,000	1,112,579
Takeda Pharmaceutical Co., Ltd.Δ	135,900	6,408,225
tella, Inc.	6,300	217,595
Tohoku Electric Power Co., Inc.*	2,300	28,219
Tokio Marine Holdings, Inc.	128,700	4,196,383
Tokyo Dome Corporation	22,000	171,667
Tokyo Electric Power Co., Inc.*	177,900	1,105,823
Tokyo Electron, Ltd.	45,500	2,434,814
Tokyo Gas Co., Ltd.	30,000	164,200
Tokyo Steel Manufacturing Co., Ltd.*	30,100	177,608
Toshiba Corporation	506,300	2,266,361
Tosoh Corporation	77,000	316,476
Toyo Suisan Kaisha, Ltd.	5,000	146,396
Toyota Boshoku Corporation	9,000	120,220
Toyota Motor Corporation	60,600	3,865,527
Tsumura & Co.Δ	21,300	623,647
UNY Group Holdings Co., Ltd.	12,500	80,497
USS Co., Ltd.	40,400	584,042
West Japan Railway Co.	18,100	774,307
Yamada Denki Co., Ltd.Δ	185,800	548,166
Yamaha Corporation	7,900	112,518
Yamato Holdings Co., Ltd.	5,200	117,019
Yokogawa Electric CorporationΔ	41,800	594,500
Yokohama Rubber Co., Ltd. (The)	16,000	157,567

		206,098,948

Jersey — 0.0%
Randgold Resources, Ltd.	1,533	110,464

Luxembourg — 0.2%
APERAM	72,975	1,124,469
ArcelorMittal	66,772	917,779
O’Key Group SA GDR	8,377	99,686
Ternium SA ADR	36,414	874,664

		3,016,598

Malaysia — 0.4%
AirAsia Bhd	463,665	364,161
Alliance Financial Group Bhd	158,100	243,007
CIMB Group Holdings Bhd	420,896	971,050
Lafarge Malayan Cement Bhd	135,480	391,539
Malayan Banking Bhd	232,400	701,585
Public Bank Bhd	88,500	481,123
Tenaga Nasional Bhd	632,400	1,751,978
UMW Holdings Bhd	267,600	970,404

		5,874,847

Mexico — 0.8%
Alfa SAB de CV	430,700	1,161,520
America Movil SAB de CV ADRΔ	208,495	4,130,286
Arca Continental SAB de CV	86,700	539,826
Corporacion Moctezuma SAB de CV@	152,307	457,055
Genomma Lab Internacional SAB de CV Class BΔ*	425,114	971,077
Grupo Financiero Banorte SAB de CV	302,579	1,885,354
Grupo Financiero Inbursa SAB de CV	439,886	1,004,820
Grupo Mexico SAB de CV Series B	8,500	25,449
Grupo Televisa de CV SAB ADRΔ	12,100	338,195
Kimberly-Clark de Mexico SAB de CV Class A	378,800	1,107,504
Megacable Holdings SAB de CV	215,295	690,483

		12,311,569

Mongolia — 0.0%
Mongolian Mining Corporation*	1,199,180	214,915

Netherlands — 5.1%
Aegon NVΔ	1,057,241	7,823,681
Akzo Nobel NV	249	16,363
Corio NV REIT	368	15,854
Delta Lloyd NV	259,731	5,527,163
ING Groep NVΔ*	1,638,680	18,513,240
Koninklijke Ahold NV	626,962	10,861,020
Koninklijke KPN NV*	57,023	181,673
Koninklijke Philips NV	132,093	4,258,470
OCI*	51,985	1,758,198
QIAGEN NV*	4,199	90,521
Randstad Holding NVΔ	185,139	10,429,378
Reed Elsevier NVΔ	385,329	7,749,013
Royal Dutch Shell PLC Class AΔ	364,333	12,019,927
Royal Dutch Shell PLC Class B	68,144	2,354,758
Unilever NV	8,391	326,420

		81,925,679

New Zealand — 0.1%
Fletcher Building, Ltd.	58,152	457,869
Telecom Corporation of New Zealand, Ltd.	232,051	443,783

		901,652

Nigeria — 0.2%
Afriland Properties PLC REIT+*	331,249	—
FBN Holdings PLC	1,882,522	191,433
FCMB Group PLC*	9,580,307	225,733
Guaranty Trust Bank PLC	7,209,916	1,122,114
Guaranty Trust Bank PLC GDR	73,563	566,435
United Bank for Africa PLC	12,017,465	562,591

		2,668,306

Norway — 1.2%
DNB ASA	324,175	4,921,993
Marine Harvest ASAΔ	5,731,154	6,118,822
Orkla ASA	322,184	2,346,761
Schibsted ASAΔ	42,822	2,207,595
Telenor ASA	61,343	1,401,659
TGS Nopec Geophysical Co. ASA	23,328	686,660
Yara International ASA	51,785	2,138,314

		19,821,804

Peru — 0.2%
Cia de Minas Buenaventura SAA ADR	4,800	56,208

See Notes to Schedules of Investments.	131

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Credicorp, Ltd.Δ	27,593	$3,544,597

		3,600,805

Philippines — 0.1%
International Container Terminal Services, Inc.	542,040	1,207,576

Poland — 0.1%
Alior Bank SA*	13,881	399,781
Grupa Lotos SA*	24,728	291,397
PGE SA	61,148	325,825
Powszechny Zaklad Ubezpieczen SA	4,303	584,371
Tauron Polska Energia SA	97,749	149,933
Telekomunikacja Polska SA	98,759	262,485

		2,013,792

Portugal — 0.1%
Jeronimo Martins SGPS SA	83,398	1,712,684

Russia — 1.3%
Gazprom OAO ADR	143,266	1,262,173
LSR Group+	3,640	63,360
LSR Group GDR	94,308	400,338
Lukoil OAO ADR	22,800	1,449,168
Magnit OJSC GDR	5,349	271,277
Mail.ru Group, Ltd. GDR*	30,241	1,155,206
MMC Norilsk Nickel OJSC ADR	14,465	207,573
NovaTek OAO GDR	28,572	3,777,218
Novolipetsk Steel OJSC GDRΔ	60,780	978,455
Raspadskaya OAO+*	187,769	180,806
Rosneft OAO GDR	404,800	3,380,080
Sberbank of Russia	1,275,509	3,845,660
Sistema JSFC GDR	36,326	766,707
Surgutneftegas OAO ADR	106,945	937,908
Tatneft OAO ADR	13,854	545,848
X5 Retail Group NV GDR*	81,424	1,348,381

		20,570,158

Singapore — 1.5%
Ascendas Real Estate
Investment Trust REIT	30,000	54,522
CapitaCommercial Trust REIT	38,000	43,920
CapitaMall Trust REIT	51,000	79,678
ComfortDelGro Corporation, Ltd.	217,000	340,752
DBS Group Holdings, Ltd.	161,000	2,107,226
Golden Agri-Resources, Ltd.	300	124
Hutchison Port Holdings Trust	58,000	45,240
Jardine Cycle & Carriage, Ltd.	140,000	4,257,303
Keppel Corporation, Ltd.	2,700	22,426
Keppel Land, Ltd.	80,000	225,738
Keppel REIT	2,596	2,545
Oversea-Chinese Banking Corporation, Ltd.	32,000	262,724
SembCorp Industries, Ltd.	993,300	4,188,400
SembCorp Marine, Ltd.	10,000	36,109
Singapore Airlines, Ltd.	6,000	49,930
Singapore Exchange, Ltd.	173,000	1,001,140
Singapore Technologies Engineering, Ltd.	26,000	86,421
Singapore Telecommunications, Ltd.	1,288,700	3,831,534
StarHub, Ltd.	11,000	37,615
United Overseas Bank, Ltd.	452,417	7,454,035
UOL Group, Ltd.	9,186	45,031
Wilmar International, Ltd.	34,000	85,911

		24,258,324

South Africa — 0.5%
African Bank Investments, Ltd.Δ	244,381	406,480
Bidvest Group, Ltd.	91,842	2,302,396
Capitec Bank Holdings, Ltd.	13,731	274,887
Discovery, Ltd.	7,357	59,411
Growthpoint Properties, Ltd.	48,500	119,073
Impala Platinum Holdings, Ltd.	45,792	564,952
Imperial Holdings, Ltd.	17,504	380,057
Liberty Holdings, Ltd.	20,934	243,946
Naspers, Ltd.	3,899	360,548
Pick n Pay Stores, Ltd.	148,694	616,235
Pick’n Pay Holdings, Ltd.	23,527	45,342
Redefine Properties, Ltd.*	82,300	79,921
Royal Bafokeng Platinum, Ltd.*	20,766	127,033
Sanlam, Ltd.	42,154	196,742
Sasol, Ltd.	5,489	261,831
Standard Bank Group, Ltd.	153,243	1,829,713
Woolworths Holdings, Ltd.	91,179	673,745

		8,542,312

South Korea — 2.7%
Celltrion, Inc.	39,789	1,730,882
Daelim Industrial Co., Ltd.	3,252	293,525
Daum Communications Corporation	5,018	432,846
DGB Financial Group, Inc.	2,400	36,178
Hana Financial Group, Inc.	3	103
Hankook Tire Co., Ltd.	11,500	657,036
Hanwha Corporation	7,030	247,923
Hanwha Life Insurance Co., Ltd.	56,500	365,390
Hyosung Corporation	6,622	441,806
Hyundai Hysco Co., Ltd.	12,200	522,772
Hyundai Motor Co.	1,709	399,152
Hyundai Wia Corporation	4,476	705,964
Kia Motors Corporation	28,794	1,749,597
KIWOOM Securities Co., Ltd.	5,822	281,166
Korea Electric Power Corporation*	44,126	1,233,849
Korea Zinc Co., Ltd.	1,795	542,839
KT Corporation ADRΔ	28,500	477,945
LG Chem, Ltd.	981	280,696
LG Corporation	8,135	501,116
LG Display Co., Ltd.*	19,620	473,761
LG Electronics, Inc.	4,686	310,460
Lotte Shopping Co., Ltd.	2,187	774,330
MegaStudy Co., Ltd.	2,999	212,086
Mirae Asset Securities Co., Ltd.	8,820	302,022
NAVER Corporation	7,480	3,876,680
NHN Entertainment Corporation*	518	56,877
POSCO ADRΔ	5,054	372,177
Samsung Card Co., Ltd.	6,230	231,884
Samsung Electronics Co., Ltd.	10,428	13,264,546
Samsung Fire & Marine Insurance Co., Ltd.	16,603	3,808,258
Samsung Heavy Industries Co., Ltd.	43,770	1,751,329
Shinhan Financial Group Co., Ltd.	139,951	5,684,380
SK Holdings Co., Ltd.	1,576	284,499

132	See Notes to Schedules of Investments.

	Shares	Value
SK Telecom Co., Ltd.	2,690	$546,924
Woori Finance Holdings Co., Ltd.	17,960	208,900

		43,059,898

Spain — 4.1%
ACS Actividades de Construccion y Servicios SA	29,619	941,647
Amadeus IT Holding SA	303,361	10,752,534
Banco Bilbao Vizcaya Argentaria SA	70,923	792,532
Banco Popular Espanol SAΔ*	865,198	4,645,649
Banco Santander SA	1,564,910	12,761,814
Distribuidora Internacional de Alimentacion SAΔ	219,268	1,901,145
Ebro Foods SA	157,964	3,568,818
Endesa SA*	57,879	1,507,698
Gas Natural SDG SA	135,236	2,822,982
Grifols SA	2,523	103,592
Iberdrola SA	1,574,420	9,148,156
Inditex SA	61,923	9,541,694
Tecnicas Reunidas SA	1,467	67,180
Telefonica SA	401,134	6,246,181

		64,801,622

Sri Lanka — 0.0%
Dialog Axiata PLC@	2,452,710	157,940

Sweden — 2.3%
Alfa Laval AB	115,897	2,797,023
Atlas Copco AB Class A	311,207	9,113,411
Elekta ABΔ	93,460	1,503,690
Hennes & Mauritz AB Class B	143,371	6,226,344
Investment Kinnevik AB Class BΔ	63,956	2,214,233
Investor AB Class B	3,383	102,648
Meda AB	100,247	1,205,765
NCC AB Class B	1,499	44,620
Nordea Bank AB	125,373	1,511,881
Sandvik ABΔ	182,589	2,522,897
Skandinaviska Enskilda Banken AB	42,548	450,856
Svenska Cellulosa AB SCA Class B	103,291	2,603,691
Svenska Handelsbanken AB Class A	88,488	3,785,045
TeliaSonera AB	37,643	288,413
Trelleborg AB Class B	118,595	2,247,634

		36,618,151

Switzerland — 7.5%
ABB, Ltd.	444,166	10,505,568
ABB, Ltd. ADRΔ	48,200	1,137,038
Actelion, Ltd.	2,037	144,607
Adecco SA	5,621	400,279
Baloise Holding AG	4,229	467,629
Cie Financiere Richemont SA	63,203	6,331,832
Coca-Cola HBC AG ADR	47,731	1,425,725
Credit Suisse Group AG	222,176	6,785,538
Ferrexpo PLC	62,007	177,880
Geberit AGΔ	12,036	3,250,059
Georg Fischer AG	952	579,506
Givaudan SA*	537	784,405
Glencore Xstrata PLC	189,409	1,032,443
Helvetia Holding AG	2,401	1,064,633
Julius Baer Group, Ltd.	91,746	4,281,176
Kuehne + Nagel International AG	19,540	2,560,391
Logitech International SA	182,499	1,606,338
Lonza Group AGΔ	58,060	4,750,860
Nestle SA	148,233	10,367,377
Novartis AG	251,425	19,322,207
OC Oerlikon Corporation AG*	265,236	3,548,798
Roche Holding AG	40,618	10,954,531
STMicroelectronics NV	86,704	799,617
Sulzer AG	778	120,440
Swatch Group AG (The)	2,139	1,376,567
Swiss Life Holding AG	20,642	3,907,680
Swiss Re AG	21,484	1,776,970
Syngenta AG	11,315	4,621,840
Transocean, Ltd.	4,575	203,215
UBS AG*	168,084	3,438,441
Wolseley PLC	59,893	3,099,853
Zurich Insurance Group AGΔ	38,083	9,807,631

		120,631,074

Taiwan — 2.1%
AU Optronics Corporation*	698,000	262,042
Chailease Holding Co., Ltd.	39,500	92,715
Cheng Shin Rubber Industry Co., Ltd.	36,800	96,334
Chicony Electronics Co., Ltd.	117,160	292,038
China Motor Corporation	20,000	18,061
China Petrochemical Development Corporation	725	357
Chroma ATE, Inc.	131,573	296,370
CTBC Financial Holding Co., Ltd.	840	548
Delta Electronics, Inc.	124,000	601,820
Eclat Textile Co., Ltd.	1,940	17,027
Far EasTone Telecommunications Co., Ltd.	73,000	181,963
Feng Hsin Iron & Steel Co.	66,000	116,075
Foxconn Technology Co., Ltd.	158	409
Hon Hai Precision Industry Co., Ltd.	254,870	654,264
Innolux Corporation*	1,039,000	498,996
Kinsus Interconnect Technology Corporation	53,000	186,424
Lite-On Technology Corporation	221,558	377,668
MediaTek, Inc.	202,719	2,505,963
MStar Semiconductor, Inc.	5,000	46,166
President Chain Store Corporation	34,000	245,510
Realtek Semiconductor Corporation	352,955	861,884
Richtek Technology Corporation	52,337	250,471
SinoPac Financial Holdings Co., Ltd.	270,642	124,488
Taiwan Cooperative Financial Holding Co., Ltd.	636	350
Taiwan Semiconductor Manufacturing Co., Ltd.	3,071,011	10,438,550
Taiwan SemiConductor Manufacturing Co., Ltd. ADRΔ	681,709	11,561,785
Teco Electric and Machinery Co., Ltd.	2,290,400	2,424,646

See Notes to Schedules of Investments.	133

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Uni-President Enterprises Corporation	760,306	$1,416,879
Walsin Lihwa Corporation	611,000	186,604
Wistron Corporation*	525	509

		33,756,916

Thailand — 0.6%
Advanced Info Service PCL
NVDR	87,700	714,946
Bangkok Bank PCL NVDR	193,800	1,214,348
Bank of Ayudhya PCL NVDRΔ	975,448	1,177,211
Big C Supercenter PCL NVDR	162,100	1,036,445
Central Pattana PCL	1,602,232	2,253,779
Central Pattana PCL NVDR	20,800	29,258
Kasikornbank PCL NVDRΔ	90,700	507,433
Krung Thai Bank PCL NVDR	910,875	559,105
Robinson Department Store PCL	225,000	341,672
Siam Commercial Bank PCL	229,726	1,142,020
Siam Commercial Bank PCL NVDR	14,600	69,079
Thai Oil PCL NVDR	83,500	154,160
TMB Bank PCL	5,250,237	433,044

		9,632,500

Turkey — 0.6%
Akfen Holding AS	87,726	183,265
BIM Birlesik Magazalar AS	44,748	921,520
Coca-Cola Icecek AS	19,247	490,691
Enka Insaat ve Sanayi AS	117,709	349,622
KOC Holding AS	43,400	200,237
TAV Havalimanlari Holding AS	64,064	451,925
Turk Hava Yollari	200,158	762,961
Türkiye Garanti Bankasi AS	1,307,899	5,153,771
Yapi ve Kredi Bankasi AS	460,048	1,024,834

		9,538,826

United Kingdom — 15.0%
3i Group PLC	37,796	222,603
Aggreko PLC	119,555	3,104,521
Alent PLC	37,885	217,730
AMEC PLC	213,193	3,706,804
Anglo American PLC	472,138	11,595,418
ARM Holdings PLC	611,406	9,759,533
Associated British Foods PLC	16,970	515,391
Aviva PLC	267,695	1,719,627
Babcock International Group PLC	46,176	894,067
BAE Systems PLC	162,980	1,198,933
Barclays PLC	1,866,519	8,022,678
Barratt Developments PLC*	706,521	3,529,746
BG Group PLC	344,529	6,584,370
BHP Billiton PLC	139,098	4,098,404
BP PLC	2,054,318	14,403,840
British Land Co. PLC REIT	11,811	110,423
Britvic PLC	177,638	1,646,394
BT Group PLC	386,964	2,144,997
Cairn Energy PLC*	7,744	32,884
Centrica PLC	123,555	739,490
Cobham PLC	11,978	55,711
Compass Group PLC	1,121,714	15,435,600
Daily Mail & General Trust PLC	23,864	294,388
Dairy Crest Group PLC	403,105	2,972,549
Drax Group PLC	6,189	68,383
DS Smith PLC	886,719	4,134,290
easyJet PLC	6,564	135,807
G4S PLC	813,546	3,349,276
GKN PLC	416,817	2,307,778
GlaxoSmithKline PLC	300,680	7,581,498
Hammerson PLC REIT	6,134	49,751
Hikma Pharmaceuticals PLC	12,389	208,589
Home Retail Group PLC	97,473	265,262
HSBC Holdings PLC	1,655,458	17,940,160
IMI PLC	13,025	306,806
Inchcape PLC	125,597	1,241,330
InterContinental Hotels Group PLC	17,487	510,144
Intu Properties PLC REIT	3,152	16,385
Invensys PLC	6,284	50,663
ITV PLC	772,579	2,192,539
J Sainsbury PLC	64,745	410,356
John Wood Group PLC	36,211	470,151
Kazakhmys PLC	69,101	297,570
Land Securities Group PLC REIT	10,536	156,752
Legal & General Group PLC	648,959	2,061,288
Man Strategic Holdings PLC*	616,185	836,942
Marks & Spencer Group PLC	56,121	451,185
Meggitt PLC	400,968	3,563,728
Mondi PLC	87,827	1,482,978
National Grid PLC	853,884	10,098,143
Next PLC	40,341	3,369,914
Persimmon PLC*	8,890	156,298
Premier Oil PLC	191,142	1,007,232
Provident Financial PLC	1,710	46,010
Prudential PLC	537,673	10,018,807
Reckitt Benckiser Group PLC	18,477	1,352,049
Reed Elsevier PLC	17,027	229,618
Rexam PLC	15,190	118,431
Rio Tinto PLC	77,821	3,808,530
Rolls-Royce Holdings PLC*	458,137	8,247,505
Rotork PLC	59,458	2,624,931
RSA Insurance Group PLC	262,850	514,466
Sage Group PLC (The)	369,551	1,973,093
Segro PLC REIT	12,232	61,388
Smith & Nephew PLC	105,900	1,321,821
Spirax-Sarco Engineering PLC	47,585	2,322,629
Standard Chartered PLC	700,817	16,817,193
Standard Life PLC	168,831	944,054
Tate & Lyle PLC	72,178	860,597
Tesco PLC	1,262,626	7,338,235
Thomas Cook Group PLC*	40,467	100,496
Travis Perkins PLC	39,796	1,063,031
TUI Travel PLC	67,031	399,017
Tullow Oil PLC	312,454	5,179,746
Unilever PLC	186,424	7,364,005
Vesuvius PLC	102,909	744,370
Vodafone Group PLC	2,512,815	8,786,921
WPP PLC	20,193	415,171

		240,379,413

United States of America — 0.1%
Cognizant Technology Solutions Corporation Class AΔ*	21,908	1,799,085
Southern Copper CorporationΔ	4,200	114,408

		1,913,493

Total Foreign Common Stocks (Cost $1,315,245,510)		1,514,804,102

134	See Notes to Schedules of Investments.

	Shares	Value
FOREIGN PREFERRED STOCKS — 0.8%
Brazil — 0.2%
Braskem SA*	50,600	$401,594
Cia Brasileira de Distribuicao Grupo Pao de Acucar 1.02%	10,815	495,588
Cia Energeticade Sao Paulo, 1.42%	37,600	395,629
Investimentos Itau SA 0.43%	214,920	873,722
Itau Unibanco Holding SA 1.08%	35,730	505,891
Usinas Siderurgicas de Minas Gerais SA*	85,500	408,153

		3,080,577

Chile — 0.0%
Embotelladora Andina SA Class A 61.32%	38,000	158,174
Embotelladora Andina SA Class B 67.45%	22,900	125,817

		283,991

Germany — 0.5%
Henkel AG & Co. KGaA, 0.95%	12,849	1,324,046
Porsche Automobil Holding SE 2.01%	47,603	4,160,223
ProSiebenSat.1 Media AG 5.65%	46,922	1,993,224

		7,477,493

South Korea — 0.1%
Samsung Electronics Co., Ltd. 8050%	3,046	2,482,886

Total Foreign Preferred Stocks (Cost $10,177,411)		13,324,947

RIGHTS — 0.0%
Banco Bilbao Vizcaya Argentaria SA*	70,923	9,691
Barclays PLC*	190,384	248,882
New World+	800	—

Total Rights (Cost $9,508)		258,573

MONEY MARKET FUNDS — 15.9%
GuideStone Money Market Fund (GS4 Class)¥	115,802,492	115,802,492
Northern Institutional Liquid Assets Portfolio§	137,969,381	137,969,381

Total Money Market Funds (Cost $253,771,873)		253,771,873

TOTAL INVESTMENTS — 111.3% (Cost $1,579,204,302)		1,782,159,495

FOREIGN COMMON STOCKS SOLD SHORT — (5.3)%
Australia — (0.4)%
Adelaide Brighton, Ltd.	(47,132)	(162,247)
ALS, Ltd.	(72,982)	(714,889)
Ansell, Ltd.	(18,460)	(359,580)
APA Group	(32,124)	(178,911)
Asciano, Ltd.	(43,142)	(234,640)
Boart Longyear Ltd.	(421,963)	(171,237)
Boral, Ltd.	(40,576)	(181,695)
Brambles, Ltd.	(18,000)	(152,976)
Cochlear, Ltd.	(6,838)	(385,811)
David Jones, Ltd.	(70,514)	(190,111)
DUET Group	(74,169)	(150,839)
Harvey Norman Holdings, Ltd.	(151,166)	(448,451)
Iluka Resources, Ltd.	(31,802)	(339,995)
Monadelphous Group, Ltd.	(1,208)	(21,615)
Mount Gibson Iron, Ltd.	(435,693)	(298,746)
Oil Search, Ltd.	(79,533)	(638,086)
Orica, Ltd.	(15,119)	(282,936)
Origin Energy, Ltd.	(10,533)	(138,549)
Seek, Ltd.	(26,587)	(294,659)
Spark Infrastructure Group	(120,813)	(187,092)
Toll Holdings, Ltd.	(39,720)	(216,029)
Transurban Group	(91,399)	(579,808)
UGL, Ltd.	(60,964)	(472,616)
Whitehaven Coal, Ltd.	(60,587)	(113,608)

		(6,915,126)

Bermuda — 0.0%
Seadrill, Ltd.	(9,431)	(423,146)

Denmark — (0.2)%
FLSmidth & Co. A/S	(35,453)	(1,909,913)
Novozymes A/S Class B	(35,398)	(1,354,127)

		(3,264,040)

Finland — (0.2)%
Elisa OYJ	(10,624)	(253,247)
Nokian Renkaat OYJ	(47,682)	(2,421,578)

		(2,674,825)

France — (0.7)%
Alstom SA	(17,862)	(636,254)
Carrefour SA	(21,436)	(735,867)
CGG*	(20,570)	(474,052)
Cie de St-Gobain	(508)	(25,157)
Etablissements Maurel et Prom	(6,247)	(95,879)
Faurecia*	(41,148)	(1,190,997)
Hermes International	(750)	(269,995)
Nexans SA	(37,824)	(2,294,217)
Peugeot SA*	(73,000)	(1,199,911)
Vallourec SA	(9,975)	(597,410)
Veolia Environnement SA	(190,246)	(3,249,352)

		(10,769,091)

Germany — (0.9)%
Aixtron SE*	(133,687)	(2,258,923)
Commerzbank AG*	(268,878)	(3,095,527)
Dialog Semiconductor PLC*	(123,316)	(2,359,783)
Fraport AG Frankfurt Airport Services Worldwide	(3,448)	(242,001)
Infineon Technologies AG	(127,000)	(1,270,550)
LANXESS AG	(25,167)	(1,633,584)
Sky Deutschland AG*	(388,246)	(3,576,351)

		(14,436,719)

Ireland — 0.0%
James Hardie
Industries PLC	(34,032)	(339,073)

Italy — (0.2)%
A2A SpA	(2,069,566)	(2,021,465)
Enel Green Power SpA	(76,780)	(164,637)
Pirelli & C. SpA	(42,464)	(552,932)

		(2,739,034)

Japan — (1.3)%
ABC-Mart, Inc.	(1,200)	(58,416)

See Notes to Schedules of Investments.	135

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Acom Co., Ltd.*	(306,000)	$(1,148,726)
Advantest Corporation	(24,800)	(285,353)
AEON Financial Service Co., Ltd.	(18,100)	(568,071)
Asics Corporation	(5,700)	(98,117)
Credit Saison Co., Ltd.	(39,100)	(1,057,703)
Dainippon Screen Manufacturing Co., Ltd.	(134,000)	(733,425)
Disco Corporation	(15,400)	(880,492)
GS Yuasa Corporation	(130,000)	(753,853)
Hitachi Metals, Ltd.	(94,000)	(1,151,391)
Hokkaido Electric Power Co., Inc.	(39,100)	(526,266)
Kansai Paint Co., Ltd.	(20,000)	(264,917)
Kyushu Electric Power Co., Inc.*	(6,700)	(95,495)
Minebea Co., Ltd.	(85,000)	(432,372)
Mitsubishi Gas Chemical Co., Inc.	(43,000)	(360,466)
Mitsubishi Motors Corporation*	(10,700)	(118,000)
Mitsui Chemicals, Inc.	(163,000)	(446,076)
Nabtesco Corporation	(33,100)	(805,485)
Nachi-Fujikoshi Corporation	(166,000)	(923,770)
NGK Insulators, Ltd.	(25,000)	(378,453)
Nidec Corporation	(18,700)	(1,540,974)
Nikon Corporation	(8,500)	(148,131)
Nippon Sheet Glass Co., Ltd.*	(585,000)	(749,885)
NOK Corporation	(10,100)	(157,005)
NTN Corporation*	(365,000)	(1,641,284)
OSAKA Titanium Technologies Co.	(26,000)	(556,793)
Rakuten, Inc.	(103,100)	(1,557,592)
Rinnai Corporation	(4,700)	(348,095)
Sharp Corporation Japan*	(88,000)	(322,295)
Shikoku Electric Power Co., Inc.*	(15,700)	(266,259)
SMC Corporation	(1,000)	(237,448)
Terumo Corporation	(8,700)	(445,201)
Yamada Denki Co., Ltd.	(118,700)	(350,201)
Yamaha Motor Co., Ltd.	(16,400)	(239,255)
Yaskawa Electric Corporation	(13,000)	(182,379)

		(19,829,644)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(334,637)

Luxembourg — 0.0%
Millicom International Cellular SA	(5,822)	(514,103)

Netherlands — (0.4)%
ASML Holding NV	(29,000)	(2,863,985)
Fugro NV	(36,929)	(2,252,670)
Royal Imtech NV*	(187,216)	(508,070)
TNT Express NV	(121,458)	(1,108,794)

		(6,733,519)

Norway — (0.2)%
Aker Solutions ASA	(24,251)	(340,581)
Norsk Hydro ASA	(76,633)	(317,708)
Schibsted ASA	(4,189)	(215,955)
Storebrand ASA*	(271,351)	(1,503,582)

		(2,377,826)

Sweden — 0.0%
SSAB AB	(63,289)	(413,116)

Switzerland — (0.1)%
Kuehne + Nagel International AG	(7,907)	(1,036,081)

United Kingdom — (0.7)%
Admiral Group PLC	(64,001)	(1,277,533)
Aggreko PLC	(63,356)	(1,645,184)
Anglo American PLC	(42,000)	(1,032,152)
Capita PLC	(50,244)	(810,151)
Eurasian Natural Resources Corporation PLC*	(492,151)	(1,693,089)
Firstgroup PLC	(183,936)	(355,842)
Inmarsat PLC	(16,925)	(194,266)
Lonmin PLC*	(181,187)	(936,588)
Michael Page International PLC	(61,047)	(486,538)
Vedanta Resources PLC	(74,130)	(1,298,505)
Weir Group PLC (The)	(52,176)	(1,968,109)

		(11,697,957)

Total Foreign Common Stocks Sold Short (Cost $(72,916,777))		(84,497,937)

Liabilities in Excess of Other Assets — (6.0)%		(96,821,558)

NET ASSETS — 100.0%		$1,600,840,000

136	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	22.3
Money Market Funds	15.9
Consumer Discretionary	14.3
Technology	11.4
Futures Contracts	11.0
Producer Durables	10.7
Materials & Processing	10.4
Healthcare	7.5
Energy	6.4
Utilities	6.1
Consumer Staples	5.5
Forward Foreign Currency Contracts	2.1
Foreign Preferred Stocks	0.8
Rights	—	**
Securities Sold Short	(5.3)

	119.1

**	Rounds to less than 0.005%.

Swap agreements outstanding at September 30, 2013:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swap Turkish Equity Index Swap	09/18/13	GSC	TRL	$(1,372,468)	$(1,102)	$—	$(1,102)

See Notes to Schedules of Investments.	137

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$2,568,261	$2,568,261	$—	$—
Australia	46,817,586	46,817,586	—	—
Austria	4,322,203	4,322,203	—	—
Belgium	1,594,692	1,594,692	—	—
Bermuda	2,288,960	2,288,960	—	—
Brazil	31,644,830	31,644,830	—	—
Canada	13,277,928	13,277,928	—	—
Chile	2,771,484	2,771,484	—	—
China	58,681,204	58,681,204	—	—
Colombia	1,524,937	1,524,937	—	—
Cyprus	1,334,908	1,334,908	—	—
Denmark	20,341,756	20,341,756	—	—
Egypt	279,768	279,768	—	—
Estonia	631,757	631,757	—	—
Finland	3,754,452	3,754,452	—	—
France	130,828,065	130,828,065	—	—
Germany	127,229,853	127,229,853	—	—
Guernsey	581,157	581,157	—	—
Hong Kong	43,781,805	43,781,805	—	—
Hungary	1,899,516	1,899,516	—	—
India	25,204,076	25,204,076	—	—
Indonesia	4,977,275	4,977,275	—	—
Ireland	5,168,478	5,168,478	—	—
Italy	27,958,885	27,958,885	—	—
Japan	206,098,948	206,098,948	—	—
Jersey	110,464	110,464	—	—
Luxembourg	3,016,598	3,016,598	—	—
Malaysia	5,874,847	5,874,847	—	—
Mexico	12,311,569	12,311,569	—	—
Mongolia	214,915	214,915	—	—
Netherlands	81,925,679	81,925,679	—	—
New Zealand	901,652	901,652	—	—
Nigeria	2,668,306	2,668,306	—	—
Norway	19,821,804	19,821,804	—	—
Peru	3,600,805	3,600,805	—	—
Philippines	1,207,576	1,207,576	—	—
Poland	2,013,792	2,013,792	—	—
Portugal	1,712,684	1,712,684	—	—
Russia	20,570,158	20,325,992	—	244,166
Singapore	24,258,324	24,258,324	—	—
South Africa	8,542,312	8,542,312	—	—
South Korea	43,059,898	43,059,898	—	—
Spain	64,801,622	64,801,622	—	—
Sri Lanka	157,940	157,940	—	—
Sweden	36,618,151	36,618,151	—	—
Switzerland	120,631,074	120,631,074	—	—
Taiwan	33,756,916	33,756,916	—	—
Thailand	9,632,500	9,632,500	—	—
Turkey	9,538,826	9,538,826	—	—
United Kingdom	240,379,413	240,379,413	—	—
United States of America	1,913,493	1,913,493	—	—
Foreign Preferred Stocks:
Brazil	3,080,577	3,080,577	—	—
Chile	283,991	283,991	—	—
Germany	7,477,493	7,477,493	—	—
South Korea	2,482,886	2,482,886	—	—
Money Market Funds	253,771,873	253,771,873	—	—
Rights	258,573	258,573	—	—

Total Assets — Investments in Securities	$1,782,159,495	$1,781,915,329	$—	$244,166

Other Financial Instruments***
Futures Contracts	$1,285,612	$1,285,612	$—	$—

Total Assets — Other Financial Instruments	$1,285,612	$1,285,612	$—	$—

138	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short:
Australia	$(6,915,126)	$(6,915,126)	$—	$—
Bermuda	(423,146)	(423,146)	—	—
Denmark	(3,264,040)	(3,264,040)	—	—
Finland	(2,674,825)	(2,674,825)	—	—
France	(10,769,091)	(10,769,091)	—	—
Germany	(14,436,719)	(14,436,719)	—	—
Ireland	(339,073)	(339,073)	—	—
Italy	(2,739,034)	(2,739,034)	—	—
Japan	(19,829,644)	(19,829,644)	—	—
Liberia	(334,637)	(334,637)	—	—
Luxembourg	(514,103)	(514,103)	—	—
Netherlands	(6,733,519)	(6,733,519)	—	—
Norway	(2,377,826)	(2,377,826)	—	—
Sweden	(413,116)	(413,116)	—	—
Switzerland	(1,036,081)	(1,036,081)	—	—
United Kingdom	(11,697,957)	(11,697,957)	—	—

Total Liabilities — Investments in Securities	$(84,497,937)	$(84,497,937)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(419,518)	$—	$(419,518)	$—
Swap Agreements	(1,102)	—	—	(1,102)

Total Liabilities — Other Financial Instruments	$(420,620)	$—	$(419,518)	$(1,102)

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

LEVEL 1 — 2 TRANSFERS

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2012 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2013 is $1,278,162,918.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ending September 30, 2013.

See Notes to Schedules of Investments.	139

GLOBAL NATURAL RESOURCES EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS — 35.7%
Energy — 22.7%
Cabot Oil & Gas Corporation	136,000	$5,075,520
Concho Resources, Inc.*	90,545	9,852,202
Denbury Resources, Inc.*	450,200	8,288,182
EOG Resources, Inc.	12,280	2,078,758
EQT Corporation	22,700	2,013,944
Laredo Petroleum Holdings, Inc.Δ*	209,600	6,220,928
Occidental Petroleum Corporation	66,100	6,182,994
Range Resources CorporationΔ	76,982	5,842,164
Rosetta Resources, Inc.Δ*	127,200	6,927,312
Southwestern Energy Co.*	202,700	7,374,226

		59,856,230

Materials & Processing — 10.4%
Compass Minerals International, Inc.Δ	79,400	6,055,838
FMC CorporationΔ	58,500	4,195,620
Martin Marietta Materials, Inc.	40,235	3,949,870
Mosaic Co. (The)	227,070	9,768,551
Newmont Mining CorporationΔ	32,000	899,200
Royal Gold, Inc.Δ	56,000	2,724,960

		27,594,039

Utilities — 2.6%
Calpine CorporationΔ*	350,300	6,806,329

Total Common Stocks (Cost $90,572,261)		94,256,598

FOREIGN COMMON STOCKS — 60.1%
Australia — 5.7%
Evolution Mining, Ltd.Δ	872,000	687,396
Gryphon Minerals, Ltd.*	950,000	128,507
Iluka Resources, Ltd.	663,033	7,088,485
Mineral Resources, Ltd.	491,744	5,000,337
Newcrest Mining, Ltd.	144,000	1,571,745
Papillon Resources, Ltd.Δ*	425,000	436,129
Perseus Mining, Ltd.Δ*	475,000	243,719

		15,156,318

Bermuda — 1.4%
Continental Gold, Ltd.*	216,000	782,176
Kosmos Energy, Ltd.*	291,300	2,994,564

		3,776,740

Canada — 35.6%
Alamos Gold, Inc.	160,000	2,485,316
ARC Resources, Ltd.Δ	200,900	5,123,677
Argonaut Gold, Inc.*	331,000	1,934,489
Asanko Gold, Inc.Δ*	152,000	349,600
AuRico Gold, Inc.Δ	398,000	1,516,380
B2Gold Corporation*	665,000	1,656,712
Bear Creek Mining Corporation*	113,000	254,512
Belo Sun Mining Corporation*	281,000	124,125
Eastmain Resources, Inc.*	209,000	66,958
Eldorado Gold CorporationΔ	647,000	4,341,370
First Quantum Minerals, Ltd.	555,500	10,343,663
Fortuna Silver Mines, Inc.Δ*	109,000	397,850
Franco-Nevada CorporationΔ	67,000	3,032,420
Gold Canyon Resources, Inc.*	203,000	66,021
Goldcorp, Inc.	459,559	11,953,130
Guyana Goldfields, Inc.Δ*	162,000	355,439
Hudbay Minerals, Inc.Δ	421,800	3,471,414
Kinross Gold CorporationΔ	319,000	1,610,950
Klondex Mines, Ltd.Δ*	147,000	198,369
Midway Gold CorporationΔ*	299,000	285,545
New Gold, Inc.Δ*	1,339,000	8,006,570
Orezone Gold CorporationΔ*	231,000	90,826
Osisko Mining Corporation*	788,000	3,985,709
Painted Pony Petroleum, Ltd.*	261,600	2,052,063
Peyto Exploration & Development Corporation	287,500	8,496,190
Premier Gold Mines, Ltd.*	51,000	103,976
Pretium Resources, Inc.*	127,000	876,627
Primero Mining CorporationΔ*	84,000	457,800
Rainy River Resources, Ltd.Δ*	12,000	40,192
Romarco Minerals, Inc.*	370,000	134,702
Roxgold, Inc.*	193,000	131,159
Rubicon Minerals CorporationΔ*	245,000	308,700
Sabina Gold & Silver Corporation*	293,000	250,318
SEMAFO, Inc.Δ	168,000	404,485
Silver Wheaton CorporationΔ	169,000	4,186,130
Silvercorp Metals, Inc.Δ	292,000	954,840
Sulliden Gold Corp, Ltd.Δ*	239,000	227,387
Tahoe Resources, Inc.*	145,000	2,609,873
Timmins Gold Corporation*	230,000	388,525
Torex Gold Resources, Inc.*	758,000	978,729
Turquoise Hill Resources Ltd.Δ*	1,481,440	6,547,965
Volta Resources, Inc.*	459,000	102,490
Yamana Gold, Inc.Δ	293,000	3,047,200

		93,950,396

Chile — 3.8%
Sociedad Quimica y Minera de Chile SA ADRΔ	324,342	9,908,648

Jersey — 1.8%
Lydian International, Ltd.Δ*	326,000	212,048
Randgold Resources, Ltd. ADRΔ	64,000	4,577,920

		4,789,968

Papua New Guinea — 3.1%
Oil Search, Ltd.	1,029,025	8,255,779

United Kingdom — 8.7%
Antofagasta PLC	622,872	8,253,534
Fresnillo PLC	89,000	1,401,927
Ophir Energy PLC*	1,189,167	6,426,161
Salamander Energy PLC*	1,010,153	1,921,531
Tullow Oil PLC	304,914	5,054,751

		23,057,904

Total Foreign Common Stocks (Cost $157,290,975)		158,895,753

MONEY MARKET FUNDS — 21.7%
GuideStone Money Market Fund (GS4 Class)¥	11,880,157	11,880,157
Northern Institutional Liquid Assets Portfolio§	45,413,487	45,413,487

Total Money Market Funds (Cost $57,293,644)		57,293,644

TOTAL INVESTMENTS — 117.5% (Cost $305,156,880)		310,445,995

Liabilities in Excess of Other Assets — (17.5)%		(46,202,401)

NET ASSETS — 100.0%		$264,243,594

PORTFOLIO SUMMARY (based on net assets)

%
Foreign Common Stocks	60.1
Energy	22.7
Money Market Funds	21.7
Materials & Processing	10.4
Utilities	2.6

117.5

140	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$94,256,598	$94,256,598	$—	$—
Foreign Common Stocks	158,895,753	158,895,753	—	—
Money Market Funds	57,293,644	57,293,644	—	—

Total Assets — Investments in Securities	$310,445,995	$310,445,995	$—	$—

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2013.

See Notes to Schedules of Investments.	141

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S.

market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, which segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds, Credit Suisse Commodity Return Strategy Fund and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the period ended September 30, 2013.

a. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended September 30, 2013, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios.

While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury was committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance could be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives would ensure that the GSEs would remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011, outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase) and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In August 2012, the U.S. Treasury announced a set of modifications to the Preferred Stock Purchase Agreements between the U.S. Treasury and the FHFA. Instead of receiving 10% dividends from the GSEs, the U.S. Treasury will take a quarterly sweep of all profits earned by the firms going forward.

Serious discussions among policymakers continue, however, as to what role the U.S. Government should play in the U.S. housing market. Fannie Mae and Freddie Mac are also the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

d. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At September 30, 2013, the value of securities sold short in the Defensive Market Strategies and International Equity Fund amounted to $37,738,640 and $84,257,695, respectively.

g. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from synthetic convertible instruments will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

h. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their returns by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2013, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector.

Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of September 30, 2013, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $24,219,733 and $32,648,000, respectively, and the sellers (“providing protection”) on a total notional amount of $1,200,000 and $23,450,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$(529)	$—	$—	$—	$(529)
Maximum potential amount of future payments	1,200,000	—	—	—	1,200,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$214,840	$(9,725)	$43,029	$—	$248,144
Maximum potential amount of future payments	4,100,000	1,000,000	18,350,000	—	23,450,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$—	$—	$—	$—
101 - 250	—	—	1,200,000	—	—	1,200,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$1,200,000	$—	$—	$1,200,000

Medium-Duration Bond Fund
0 - 100	$—	$—	$12,850,000	$—	$5,500,000	$18,350,000
101 - 250	—	—	5,100,000	—	—	5,100,000
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$17,950,000	$—	$5,500,000	$23,450,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$(3,305)	$—	$—	$—	$(3,305)

MyDestination 2015
Futures	$33,433	$34,413	$—	$—	$(980)

MyDestination 2025
Futures	$43,356	$38,797	$—	$—	$4,559

MyDestination 2035
Futures	$(7,613)	$13,969	$—	$—	$(21,582)

MyDestination 2045
Futures	$(9,403)	$5,491	$—	$—	$(14,894)

MyDestination 2055
Futures	$(245)	$—	$—	$—	$(245)

Conservative Allocation
Futures	$(4,553)	$3,109	$—	$—	$(7,662)

Balanced Allocation
Futures	$166,351	$154,379	$—	$—	$11,972

Growth Allocation
Futures	$81,117	$63,507	$—	$—	$17,610

Aggressive Allocation
Futures	$43,350	$—	$—	$—	$43,350

Conservative Allocation I
Futures	$(400)	$—	$—	$—	$(400)

Balanced Allocation I
Futures	$61,010	$51,735	$—	$—	$9,275

Growth Allocation I
Futures	$33,334	$19,209	$—	$—	$14,125

Aggressive Allocation I
Futures	$5,085	$—	$—	$—	$5,085

Low-Duration Bond
Forwards	$656,170	$—	$656,170	$—	$—
Futures	355,327	355,327	—	—	—
Purchased Options	266,913	266,913	—	—	—
Swaps	1,069,512	530,430	—	539,082	—

Totals	$2,347,922	$1,152,670	$656,170	$539,082	$—

	Asset Derivative Value
Fund	Total Value at 09/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$564,091	$—	$564,091	$—	$—
Futures	1,006,565	1,006,565	—	—	—
Purchased Options	368,368	368,368	—	—	—
Swaps	1,488,067	1,053,443	—	434,624	—

Totals	$3,427,091	$2,428,376	$564,091	$434,624	$—

Inflation Protected Bond
Forwards	$102,830	$—	$102,830	$—	$—
Futures	331,595	331,595	—	—	—
Purchased Options	38,387	16,672	21,715	—	—

Totals	$472,812	$348,267	$124,545	$—	$—

Global Bond Fund
Forwards	$264,364	$—	$264,364	$—	$—
Futures	69,469	69,469	—	—	—
Purchased Options	117,127	—	117,127	—	—

Totals	$450,960	$69,469	$381,491	$—	$—

Defensive Market Strategies
Futures	$(122,658)	$—	$—	$—	$(122,658)
Purchased Options	61,909	—	—	—	61,909

Totals	$(60,749)	$—	$—	$—	$(60,749)

Equity Index
Futures	$(23,920)	$—	$—	$—	$(23,920)

Real Estate Securities
Futures	$(25,221)	$—	$—	$—	$(25,221)

Value Equity
Futures	$(76,872)	$—	$—	$—	$(76,872)

Growth Equity Fund
Futures	$(166,258)	$—	$—	$—	$(166,258)

Small Cap Equity
Futures	$2,700,744	$22,841	$—	$—	$2,677,903
Purchased Options	7,226	7,226	—	—	—

Totals	$2,707,970	$30,067	$—	$—	$2,677,903

International Equity
Forwards	$5,688,097	$—	$5,688,097	$—	$—
Futures	926,948	—	138,173	—	788,775

Totals	$6,615,045	$—	$5,826,270	$—	$788,775

	Liability Derivative Value
Fund	Total Value at 09/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$2,450,243	$—	$2,450,243	$—	$—
Futures	1,349,541	1,349,541	—	—	—
Written Options	513,943	513,943	—	—	—

	Liability Derivative Value
Fund	Total Value at 09/30/13	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Swaps	$947,509	$926,368	$—	$21,141	$—

Totals	$5,261,236	$2,789,852	$2,450,243	$21,141	$—

Medium-Duration Bond
Forwards	$1,408,164	$—	$1,408,164	$—	$—
Futures	785,057	785,057	—	—	—
Written Options	612,064	612,064	—	—	—
Swaps	1,954,245	1,303,202	—	651,043	—

Totals	$4,759,530	$2,700,323	$1,408,164	$651,043	$—

Inflation Protected Bond
Forwards	$126,650	$—	$126,650	$—	$—
Futures	369,099	369,099	—	—	—
Written Options	139,259	91,938	47,321	—	—

Totals	$635,008	$461,037	$173,971	$—	$—

Global Bond
Forwards	$795,464	$—	$795,464	$—	$—
Futures	110,210	110,210	—	—	—

Totals	$905,674	$110,210	$795,464	$—	$—

Defensive Market Strategies
Forwards	$5,628	$—	$5,628	$—	$—
Written Options	11,495	—	—	—	11,495

Totals	$17,123	$—	$5,628	$—	$11,495

Small Cap Equity
Forwards	$29,427	$—	$29,427	$—	$—
Futures	221,959	221,959	—	—	—
Written Options	57	57	—	—	—

Totals	$251,443	$222,016	$29,427	$—	$—

International Equity
Forwards	$6,107,615	$—	$6,107,615	$—	$—
Futures	(358,664)	—	—	—	(358,664)
Swaps	1,102	—	—	—	1,102

Totals	$5,750,053	$—	$6,107,615	$—	$(357,562)

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2013. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,264,939	$—	$—
MyDestination 2015	—	6,021,457	—	—
MyDestination 2025	—	7,185,593	—	—
MyDestination 2035	—	4,871,552	—	—
MyDestination 2045	—	3,430,977	—	—

	Long Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2055	$—	$170,082	$—	$—
Conservative Allocation	—	4,308,128	—	—
Balanced Allocation	—	27,470,121	—	—
Growth Allocation	—	19,309,236	—	—
Aggressive Allocation	—	15,736,508	—	—
Conservative Allocation I	—	807,444	—	—
Balanced Allocation I	—	6,145,842	—	—
Growth Allocation I	—	4,424,141	—	—
Aggressive Allocation I	—	2,990,254	—	—
Low-Duration Bond	44,338,754	105,652,269	151,445	34,899,119
Medium-Duration Bond	39,456,675	133,261,407	222,352	109,142,133
Inflation Protected Bond	3,019,213	23,953,145	186,142	—
Global Bond	26,097,593	8,012,373	99,203	—
Defensive Market Strategies	815,581	26,641,471	186,671	—
Equity Index	11,757,176	—	—	—
Real Estate Securities	7,772,612	—	—	—
Value Equity	33,527,954	—	—	—
Growth Equity	57,453,617	—	—	—
Small Cap Equity	720,807	111,435,654	13,201	—
International Equity	351,744,239	223,193,469	—	—

	Short Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$109,476,963	$95,048,411	$438,721	$62,717,600
Medium-Duration Bond	85,115,616	96,595,246	575,021	920,215,533
Inflation Protected Bond	9,637,510	23,263,642	149,192	—
Global Bond	41,175,156	9,845,035	18,660	—
Defensive Market Strategies	4,721,682	—	14,792	—
Small Cap Equity	2,895,613	32,530,537	11,890	—
International Equity	334,265,893	45,901,570	—	824,367

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At September 30, 2013, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Money Market	$48,057,620	$20,399,653	$28,630,000	$49,029,653
Low-Duration Bond	184,744,629	31,228,535	158,911,911	190,140,446
Medium-Duration Bond	119,071,129	252,658	121,819,307	122,071,965

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Extended-Duration Bond	$25,424,965	$—	$25,957,063	$25,957,063
Inflation Protected Bond	130,394,139	3,965,187	132,620,945	136,586,132
Global Bond	63,786,550	5,302,228	60,090,928	65,393,156
Defensive Market Strategies	80,896,183	64,041	82,924,755	82,988,796
Equity Index	24,587,244	49,652	25,228,794	25,278,446
Real Estate Securities	37,748,549	1,302,692	38,503,491	39,806,183
Value Equity	95,293,964	673,172	97,750,849	98,424,021
Growth Equity	168,298,555	—	172,110,882	172,110,882
Small Cap Equity	159,315,278	—	163,626,069	163,626,069
International Equity	140,773,979	10,323,531	137,969,381	148,292,912
Global Natural Resources Equity	48,707,833	5,348,871	45,413,487	50,762,358

4. FINANCIAL FUTURES CONTRACTS

Investments as of September 30, 2013, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
S&P 500® E-Mini	12/2013	7	$586,005	GSC	$(3,305)

MyDestination 2015 Fund
MSCI EAFE Index E-Mini	12/2013	17	$1,542,920	GSC	$15,822
MSCI Emerging Markets E-Mini	12/2013	7	343,945	GSC	(7,300)
S&P 500® E-Mini	12/2013	34	2,846,310	GSC	(9,502)
10-Year U.S. Treasury Note	12/2013	16	2,022,250	GSC	34,413

			$6,755,425		$33,433

MyDestination 2025 Fund
MSCI EAFE Index E-Mini	12/2013	20	$1,815,200	GSC	$25,654
MSCI Emerging Markets E-Mini	12/2013	11	540,485	GSC	(6,215)
S&P 500® E-Mini	12/2013	42	3,516,030	GSC	(14,880)
10-Year U.S. Treasury Note	12/2013	15	1,895,859	GSC	38,797

			$7,767,574		$43,356

MyDestination 2035 Fund
MSCI EAFE Index E-Mini	12/2013	18	$1,633,680	GSC	$8,155
MSCI Emerging Markets E-Mini	12/2013	8	393,080	GSC	(5,790)
S&P 500® E-Mini	12/2013	36	3,013,740	GSC	(23,947)
10-Year U.S. Treasury Note	12/2013	6	758,344	GSC	13,969

			$5,798,844		$(7,613)

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	12/2013	11	$998,360	GSC	$4,083
MSCI Emerging Markets E-Mini	12/2013	7	343,945	GSC	(3,955)
S&P 500® E-Mini	12/2013	24	2,009,160	GSC	(15,022)
10-Year U.S. Treasury Note	12/2013	2	252,781	GSC	5,491

			$3,604,246		$(9,403)

MyDestination 2055 Fund
S&P 500® E-Mini		2	$167,430	GSC	$(245)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Conservative Allocation Fund
MSCI EAFE Index E-Mini	12/2013	4	$363,040	GSC	$3,265
MSCI Emerging Markets E-Mini	12/2013	1	49,135	GSC	(565)
S&P 500® E-Mini	12/2013	5	418,575	GSC	(10,362)
2-Year U.S. Treasury Note	01/2014	12	2,643,188	GSC	3,109

			$3,473,938		$(4,553)

Balanced Allocation Fund
MSCI EAFE Index E-Mini	12/2013	40	$3,630,400	GSC	$56,080
MSCI Emerging Markets E-Mini	12/2013	24	1,179,240	GSC	(20,480)
S&P 500® E-Mini	12/2013	80	6,697,200	GSC	(23,628)
10-Year U.S. Treasury Note	12/2013	21	2,654,203	GSC	48,545
Long U.S. Treasury Bond	12/2013	18	2,400,750	GSC	50,298
5-Year U.S. Treasury Note	01/2014	37	4,478,734	GSC	55,536

			$21,040,527		$166,351

Growth Allocation Fund
MSCI EAFE Index E-Mini	12/2013	45	$4,084,200	GSC	$60,785
MSCI Emerging Markets E-Mini	12/2013	27	1,326,645	GSC	(15,255)
S&P 500® E-Mini	12/2013	94	7,869,210	GSC	(27,920)
10-Year U.S. Treasury Note	12/2013	9	1,137,516	GSC	24,710
Long U.S. Treasury Bond	12/2013	8	1,067,000	GSC	20,431
5-Year U.S. Treasury Note	01/2014	12	1,452,562	GSC	18,366

			$16,937,133		$81,117

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	12/2013	48	$4,356,480	GSC	$78,240
MSCI Emerging Markets E-Mini	12/2013	26	1,277,510	GSC	(14,690)
S&P 500® E-Mini	12/2013	101	8,455,215	GSC	(20,200)

			$14,089,205		$43,350

Conservative Allocation Fund I
S&P 500® E-Mini	12/2013	2	$167,430	GSC	$(400)

Balanced Allocation Fund I
MSCI EAFE Index E-Mini	12/2013	10	$907,600	GSC	$16,300
MSCI Emerging Markets E-Mini	12/2013	5	245,675	GSC	(2,825)
S&P 500® E-Mini	12/2013	21	1,758,015	GSC	(4,200)
10-Year U.S. Treasury Note	12/2013	7	884,734	GSC	21,324
Long U.S. Treasury Bond	12/2013	5	666,875	GSC	14,838
5-Year U.S. Treasury Note	01/2014	9	1,089,422	GSC	15,573

			$5,552,321		$61,010

Growth Allocation Fund I
MSCI EAFE Index E-Mini	12/2013	14	$1,270,640	GSC	$22,820
MSCI Emerging Markets E-Mini	12/2013	7	343,945	GSC	(2,895)
S&P 500® E-Mini	12/2013	29	2,427,735	GSC	(5,800)
10-Year U.S. Treasury Note	12/2013	2	252,781	GSC	6,656
Long U.S. Treasury Bond	12/2013	2	266,750	GSC	5,936
5-Year U.S. Treasury Note	01/2014	4	484,188	GSC	6,617

			$5,046,039		$33,334

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	12/2013	8	$726,080	GSC	$13,040
MSCI Emerging Markets E-Mini	12/2013	7	343,945	GSC	(3,955)
S&P 500® E-Mini	12/2013	20	1,674,300	GSC	(4,000)

			$2,744,325		$5,085

Low-Duration Bond Fund
Euro-OAT	12/2013	(9)	$(1,614,113)	GSC	$(26,813)
90-Day Euro	12/2013	2	498,575	CITI	1,769
10-Year U.S. Treasury Note	12/2013	(5)	(631,953)	CS	(14,147)
10-Year U.S. Treasury Note	12/2013	(21)	(2,654,203)	CITI	(14,461)
10-Year U.S. Treasury Note	12/2013	(179)	(22,623,922)	UBS	(362,370)
2-Year U.S. Treasury Note	01/2014	234	51,542,156	UBS	107,648
2-Year U.S. Treasury Note	01/2014	96	21,145,500	JPM	61,162
2-Year U.S. Treasury Note	01/2014	85	18,722,578	GSC	11,842
2-Year U.S. Treasury Note	01/2014	57	12,555,141	CS	30,069
5-Year U.S. Treasury Note	01/2014	9	1,089,422	CITI	18,366
5-Year U.S. Treasury Note	01/2014	(5)	(605,234)	CS	(1,344)
5-Year U.S. Treasury Note	01/2014	(45)	(5,447,109)	GSC	(44,356)
5-Year U.S. Treasury Note	01/2014	(59)	(7,141,766)	UBS	(84,499)
5-Year U.S. Treasury Note	01/2014	(69)	(8,352,234)	CITI	(95,426)
5-Year U.S. Treasury Note	01/2014	(352)	(42,608,500)	JPM	(635,713)
90-Day Euro	06/2014	(1)	(249,088)	CITI	(2,415)
90-Day Euro	09/2014	45	11,202,188	CITI	13,412
90-Day Euro	09/2014	(1)	(248,938)	CITI	(2,778)
90-Day Euro	12/2014	46	11,441,350	CITI	19,010
90-Day Euro	03/2015	46	11,428,700	CITI	24,197
3-Month EURIBOR	06/2015	74	24,863,802	GSC	38,690
90-Day Euro	06/2015	45	11,163,937	CITI	29,162
90-Day Euro	06/2015	(100)	(24,808,750)	GSC	(65,219)

			$58,667,539		$(994,214)

Medium-Duration Bond Fund
Euro-OAT	12/2013	(11)	$(1,971,631)	DEUT	$(32,752)
10-Year U.S. Treasury Note	12/2013	(25)	(3,159,766)	DEUT	(70,736)
10-Year U.S. Treasury Note	12/2013	(109)	(13,776,578)	CITI	(277,637)
10-Year U.S. Treasury Note	12/2013	(123)	(15,546,047)	GSC	(249,650)
Long U.S. Treasury Bond	12/2013	29	3,867,875	GSC	66,742
Long U.S. Treasury Bond	12/2013	7	933,625	MLCS	11,188
Long U.S. Treasury Bond	12/2013	(56)	(7,469,000)	CITI	(149,397)
Ultra Long U.S. Treasury Bond	12/2013	72	10,230,750	CITI	115,793
Ultra Long U.S. Treasury Bond	12/2013	2	284,188	GSC	8,868
2-Year U.S. Treasury Note	01/2014	93	20,484,703	CITI	55,141
2-Year U.S. Treasury Note	01/2014	(8)	(1,762,125)	GSC	(4,885)
5-Year U.S. Treasury Note	01/2014	474	57,376,219	CITI	646,519
5-Year U.S. Treasury Note	01/2014	14	1,694,656	GSC	19,478
90-Day Euro	09/2014	45	11,202,188	DEUT	13,412
90-Day Euro	12/2014	45	11,192,625	DEUT	17,600
90-Day Euro	03/2015	45	11,180,250	DEUT	22,662
90-Day Euro	06/2015	45	11,163,937	DEUT	29,162

			$95,925,869		$221,508

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Inflation Protected Bond Fund
10-Year Canadian Bond	12/2013	(9)	$(1,132,722)	UBS	$(25,969)
10-Year U.S. Treasury Note	12/2013	146	18,453,031	UBS	331,595
Long Gilt	12/2013	(10)	(1,785,980)	UBS	(26,484)
Long U.S. Treasury Bond	12/2013	(7)	(933,625)	UBS	(3,518)
Long U.S. Treasury Bond	12/2013	(24)	(3,201,000)	GSC	(65,274)
Ultra Long U.S. Treasury Bond	12/2013	(55)	(7,815,156)	UBS	(203,603)
2-Year U.S. Treasury Note	01/2014	(38)	(8,370,094)	UBS	(24,278)
5-Year U.S. Treasury Note	01/2014	(37)	(4,478,734)	UBS	(19,973)

			$(9,264,280)		$(37,504)

Global Bond Fund
Euro-BOBL	12/2013	(39)	$(6,565,600)	GSC	$(75,008)
10-Year U.S. Treasury Note	12/2013	17	2,148,641	GSC	36,234
Long Gilt	12/2013	15	2,678,970	GSC	33,235
5-Year U.S. Treasury Note	01/2014	(79)	(9,562,703)	GSC	(35,202)

			$(11,300,692)		$(40,741)

Defensive Market Strategies Fund
S&P 500® E-Mini	12/2013	246	$20,593,890	GSC	$(122,658)

Equity Index Fund
S&P 500® E-Mini	12/2013	112	$9,376,080	GSC	$(23,920)

Real Estate Securities Fund
S&P 500® MidCap 400 E-Mini	12/2013	102	$12,654,120	GSC	$(25,221)

Value Equity Fund
S&P 500® E-Mini	12/2013	436	$36,499,740	GSC	$(76,872)

Growth Equity Fund
S&P 500® E-Mini	12/2013	603	$50,480,145	GSC	$(166,258)

Small Cap Equity Fund
90-Day Euro	12/2013	(5)	$(1,246,438)	GSC	$(235)
Russell 2000® IMM-Mini	12/2013	678	72,640,920	GSC	2,677,903
10-Year U.S. Treasury Note	12/2013	(79)	(9,984,859)	GSC	(143,952)
Long U.S. Treasury Bond	12/2013	(14)	(1,867,250)	GSC	(36,007)
Ultra Long U.S. Treasury Bond	12/2013	(17)	(2,415,594)	GSC	(16,212)
2-Year U.S. Treasury Note	01/2014	(45)	(9,911,953)	GSC	(23,912)
5-Year U.S. Treasury Note	01/2014	25	3,026,172	GSC	22,841
90-Day Euro	09/2014	(5)	(1,244,687)	GSC	(1,641)

			$48,996,311		$2,478,785

International Equity Fund
Bovespa Index	10/2013	31	$726,625	GSC	$25,736
OMX 30 Index	10/2013	(328)	(6,431,948)	BAR	86,852
CAC40 Index	10/2013	193	10,825,212	BAR	(18,528)
IBEX 35	10/2013	21	2,595,127	BAR	51,244
Hang Seng Index	10/2013	20	1,332,534	GSC	(30,440)
MSCI Taiwan Index	10/2013	37	1,062,270	BAR	(18,427)
MSCI Taiwan Index	10/2013	14	401,940	GSC	(7,254)
FTSE Bursa Malaysia KLCI	10/2013	(12)	(326,185)	BAR	1,693
Hang Seng Index	10/2013	78	11,506,556	BAR	(157,170)
HSCEI China Index	10/2013	41	2,731,695	BAR	(77,585)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
ISE 30 Index	10/2013	64	$292,112	JPM	$30,979
MSCI Singapore Index	10/2013	5	288,470	BAR	(3,750)
MSCI Singapore Index	10/2013	(23)	(1,326,962)	BAR	15,147
SGX CNX Nifty Index	10/2013	(386)	(4,450,966)	BAR	141,013
DAX Index	12/2013	12	3,485,890	BAR	(10,470)
FTSE/JSE Top 40 Dividend Index	12/2013	172	6,809,249	BAR	43,784
KOSPI 200 Index	12/2013	(21)	(2,582,658)	BAR	(1,592)
TOPIX Index®	12/2013	166	20,206,420	BAR	190,759
RTS Index	12/2013	666	1,895,303	GSC	38,965
Canadian Dollar	12/2013	297	28,770,390	GSC	138,173
MSCI EAFE Index E-Mini	12/2013	569	51,642,440	GSC	927,470
MSCI Emerging Markets E-Mini	12/2013	319	15,674,065	GSC	(180,235)
S&P MIB	12/2013	7	824,738	BAR	(21,323)
S&P/TSE 60 Index	12/2013	260	36,877,821	GSC	142,565
S&P/TSE 60 Index	12/2013	(87)	(12,339,886)	BAR	(14,274)
SPI 200	12/2013	(99)	(12,059,490)	BAR	68,492
WIG20 Index	12/2013	170	1,293,978	GSC	11,553
Swiss Market Index Future	12/2013	(56)	(4,966,219)	GSC	13,820
FTSE 1000 Index®	12/2013	72	7,494,318	BAR	(149,098)
Mexbol Index	12/2013	(26)	(802,094)	JPM	20,080
SET50 Index	12/2013	(23)	(690,662)	BAR	27,433

			$160,760,083		$1,285,612

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of September 30, 2013, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low-Duration Bond Fund
10/02/13	U.S. Dollars	7,269,990	British Pounds	4,774,000	JPM	$(458,547)
10/02/13	Australian Dollars	3,988,000	U.S. Dollars	3,736,884	DEUT	(17,027)
10/02/13	U.S. Dollars	3,574,843	Australian Dollars	3,988,000	CITI	(145,014)
10/02/13	British Pounds	2,466,000	U.S. Dollars	3,929,078	JPM	63,083
10/02/13	British Pounds	2,308,000	U.S. Dollars	3,724,090	JPM	12,288
10/02/13	Brazilian Reals	1,311,230	U.S. Dollars	543,031	MSCS	48,290
10/02/13	U.S. Dollars	578,271	Brazilian Reals	1,311,230	MSCS	(13,049)
10/02/13	U.S. Dollars	310,715	Euro	233,000	CITI	(4,501)
10/02/13	Euro	233,000	U.S. Dollars	315,296	GSC	(80)
10/03/13	U.S. Dollars	7,154,782	Mexican Pesos	93,513,000	JPM	12,639
10/08/13	U.S. Dollars	3,643,822	Euro	2,776,000	MLCS	(111,764)
10/08/13	U.S. Dollars	1,617,962	British Pounds	1,038,000	HSBC	(62,350)
10/11/13	U.S. Dollars	6,394,724	Euro	5,184,000	JPM	(618,640)
10/11/13	Euro	5,400,000	U.S. Dollars	7,028,100	JPM	277,488
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(30,232)
10/21/13	Norwegian Krone	7,981,700	U.S. Dollars	1,325,600	UBS	621
10/21/13	Norwegian Krone	6,825,017	U.S. Dollars	1,156,518	DEUT	(22,489)
10/21/13	U.S. Dollars	1,811,830	Mexican Pesos	23,080,000	RBS	52,001
10/21/13	U.S. Dollars	1,325,600	Euro	1,000,000	UBS	(27,320)
10/21/13	Canadian Dollars	1,200,000	U.S. Dollars	1,165,558	DEUT	(1,178)
10/21/13	U.S. Dollars	1,165,558	Norwegian Krone	6,989,912	DEUT	4,130

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/21/13	U.S. Dollars	1,156,518	Canadian Dollars	1,200,000	DEUT	$(7,862)
10/21/13	U.S. Dollars	677,121	Switzerland Francs	615,720	DEUT	(3,843)
10/21/13	U.S. Dollars	675,475	Norwegian Krone	3,969,286	UBS	15,947
10/21/13	U.S. Dollars	663,324	Norwegian Krone	3,941,000	UBS	8,496
10/21/13	U.S. Dollars	622,952	Switzerland Francs	566,430	BAR	(3,499)
10/21/13	U.S. Dollars	600,000	Canadian Dollars	619,384	DEUT	(999)
10/21/13	U.S. Dollars	600,000	Switzerland Francs	545,987	UBS	(3,841)
10/21/13	U.S. Dollars	600,000	Switzerland Francs	559,338	BAR	(18,607)
10/21/13	Switzerland Francs	543,396	U.S. Dollars	600,000	BAR	976
10/21/13	Euro	500,000	U.S. Dollars	663,324	UBS	13,136
10/21/13	Euro	500,000	U.S. Dollars	675,475	UBS	985
10/21/13	Euro	500,000	U.S. Dollars	677,121	DEUT	(662)
10/21/13	Euro	460,000	U.S. Dollars	622,952	BAR	(609)
10/22/13	U.S. Dollars	5,908,525	Australian Dollars	6,486,000	UBS	(132,658)
10/22/13	U.S. Dollars	4,143,998	British Pounds	2,748,000	DEUT	(303,919)
10/22/13	New Zealand Dollars	804,244	U.S. Dollars	632,700	DEUT	34,172
10/22/13	U.S. Dollars	632,700	Australian Dollars	700,000	DEUT	(19,293)
10/22/13	U.S. Dollars	629,004	British Pounds	400,000	DEUT	(18,437)
10/22/13	U.S. Dollars	622,700	British Pounds	400,000	DEUT	(24,741)
10/22/13	U.S. Dollars	600,000	Canadian Dollars	616,020	DEUT	2,281
10/22/13	British Pounds	400,000	U.S. Dollars	620,975	DEUT	26,466
10/22/13	British Pounds	400,000	U.S. Dollars	632,734	DEUT	14,707
10/24/13	U.S. Dollars	2,993,341	Euro	2,214,837	BAR	(3,177)
10/31/13	New Zealand Dollars	781,015	U.S. Dollars	614,112	BAR	33,071
10/31/13	U.S. Dollars	614,112	Australian Dollars	690,000	BAR	(28,158)
11/04/13	U.S. Dollars	3,728,780	Australian Dollars	3,988,000	DEUT	17,541
11/04/13	Brazilian Reals	1,311,230	U.S. Dollars	574,207	MSCS	12,220
11/04/13	U.S. Dollars	315,323	Euro	233,000	GSC	81
11/14/13	Norwegian Krone	3,585,000	U.S. Dollars	607,838	BNP	(12,690)
11/18/13	U.S. Dollars	845,093	Brazilian Reals	2,090,000	HSBC	(86,980)
12/03/13	U.S. Dollars	3,686,792	British Pounds	2,286,000	JPM	(12,227)
12/12/13	U.S. Dollars	7,127,178	British Pounds	4,563,000	RBC	(255,850)
12/12/13	British Pounds	317,000	U.S. Dollars	507,926	JPM	4,987
12/17/13	Mexican Pesos	1,168,232	U.S. Dollars	88,115	JPM	564

						$(1,794,073)

Medium-Duration Bond Fund
10/02/13	U.S. Dollars	2,614,799	Australian Dollars	2,917,000	CITI	$(106,069)
10/02/13	U.S. Dollars	2,405,708	Euro	1,804,000	MLCS	(34,846)
10/02/13	Euro	1,804,000	U.S. Dollars	2,441,173	GSC	(619)
10/02/13	Brazilian Reals	1,356,838	U.S. Dollars	561,919	MSCS	49,969
10/02/13	U.S. Dollars	1,062,217	Brazilian Reals	2,408,577	MSCS	(23,970)
10/02/13	Brazilian Reals	1,051,739	U.S. Dollars	442,000	MSCS	32,299
10/11/13	U.S. Dollars	7,860,182	Euro	6,372,000	JPM	(760,413)
10/11/13	Euro	6,588,000	U.S. Dollars	8,574,282	JPM	338,536
10/11/13	U.S. Dollars	261,992	Euro	216,000	JPM	(30,232)
10/24/13	U.S. Dollars	1,117,293	British Pounds	707,127	RBC	(27,245)
10/25/13	U.S. Dollars	1,081,535	Euro	816,515	JPM	(23,155)
10/30/13	U.S. Dollars	229,050	Mexican Pesos	3,034,916	DEUT	(2,167)
10/30/13	U.S. Dollars	660,599	Mexican Pesos	8,683,906	CS	(991)
10/30/13	U.S. Dollars	331,164	Mexican Pesos	4,298,509	HKSB	3,679
10/31/13	Philippine Peso	61,200,000	U.S. Dollars	1,413,477	CITIC	(7,446)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/31/13	U.S. Dollars	1,401,901	Philippine Peso	61,200,000	CITIC	$(4,130)
11/04/13	U.S. Dollars	2,406,273	Australian Dollars	2,586,000	UBS	(262)
11/04/13	U.S. Dollars	2,441,388	Euro	1,804,000	GSC	631
11/04/13	Brazilian Reals	2,408,577	U.S. Dollars	1,054,751	MSCS	22,446
11/14/13	Norwegian Krone	1,133,000	U.S. Dollars	192,101	BNP	(4,011)
11/15/13	U.S. Dollars	6,344,768	Euro	4,781,701	CITIC	(124,925)
11/15/13	U.S. Dollars	3,084,515	Japanese Yen	303,288,000	CITIC	(1,807)
11/15/13	U.S. Dollars	1,559,645	Japanese Yen	153,366,000	BAR	(1,039)
11/15/13	U.S. Dollars	1,419,343	Australian Dollars	1,550,000	CITIC	(22,133)
11/15/13	U.S. Dollars	1,095,719	Euro	824,514	UBS	(19,856)
11/18/13	Brazilian Reals	3,260,000	U.S. Dollars	1,400,344	JPM	53,512
12/12/13	U.S. Dollars	3,665,897	British Pounds	2,347,000	RBS	(131,597)
12/18/13	U.S. Dollars	133,859	British Pounds	83,000	RBS	(432)
12/18/13	U.S. Dollars	133,516	Euro	99,000	DEUT	(444)
12/18/13	U.S. Dollars	67,000	Japanese Yen	6,550,389	SC	323
12/18/13	U.S. Dollars	66,292	Euro	49,000	SS	(12)
12/18/13	Euro	49,500	British Pounds	41,449	BAR	(83)
12/18/13	Japanese Yen	26,166,499	U.S. Dollars	266,000	SS	352
12/18/13	Japanese Yen	13,108,879	U.S. Dollars	133,000	JPM	437
12/18/13	Japanese Yen	6,626,333	U.S. Dollars	67,000	CS	450
12/18/13	Norwegian Krone	803,018	U.S. Dollars	136,161	SS	(3,019)
12/18/13	Norwegian Krone	514,107	U.S. Dollars	84,203	BAR	1,037
12/18/13	Norwegian Krone	402,045	U.S. Dollars	66,772	JPM	(112)
12/18/13	Norwegian Krone	401,655	U.S. Dollars	65,944	JPM	651
12/18/13	U.S. Dollars	401,272	Euro	301,392	MLCS	(6,551)
12/18/13	Norwegian Krone	387,884	U.S. Dollars	65,419	JPM	(1,107)
12/18/13	Norwegian Krone	387,357	U.S. Dollars	65,238	BAR	(1,014)
12/18/13	U.S. Dollars	338,811	Canadian Dollars	350,300	MLCS	(586)
12/18/13	U.S. Dollars	292,964	Switzerland Francs	272,369	SS	(8,420)
12/18/13	U.S. Dollars	263,921	Japanese Yen	26,161,103	BNP	(2,376)
12/18/13	U.S. Dollars	263,889	Euro	196,000	JPM	(1,325)
12/18/13	U.S. Dollars	262,994	Euro	197,000	MLCS	(3,573)
12/18/13	U.S. Dollars	261,846	British Pounds	167,982	BNP	(9,942)
12/18/13	British Pounds	246,346	U.S. Dollars	384,371	BNP	14,206
12/18/13	U.S. Dollars	212,444	Swedish Kronor	1,386,964	HKSB	(2,970)
12/18/13	Canadian Dollars	203,462	U.S. Dollars	199,000	RBC	(1,870)
12/18/13	Euro	199,000	U.S. Dollars	261,846	BNP	7,427
12/18/13	Euro	197,000	U.S. Dollars	266,115	MLCS	451
12/18/13	Euro	196,000	U.S. Dollars	262,135	JPM	3,078
12/18/13	New Zealand Dollars	158,000	U.S. Dollars	132,169	MSCS	(1,668)
12/18/13	Australian Dollars	141,716	U.S. Dollars	128,578	WEST	2,940
12/18/13	Australian Dollars	141,000	U.S. Dollars	130,911	DEUT	(57)
12/18/13	Australian Dollars	140,000	U.S. Dollars	130,358	WEST	(432)
12/18/13	Australian Dollars	139,000	U.S. Dollars	131,541	WEST	(2,543)
12/18/13	U.S. Dollars	136,161	Euro	101,626	SS	(1,352)
12/18/13	Canadian Dollars	135,053	U.S. Dollars	131,000	RBC	(150)
12/18/13	U.S. Dollars	133,342	Euro	99,000	JPM	(618)
12/18/13	U.S. Dollars	132,393	Norwegian Krone	785,450	JPM	2,164
12/18/13	U.S. Dollars	132,289	Euro	99,000	MLCS	(1,671)
12/18/13	U.S. Dollars	131,472	Euro	99,000	SS	(2,487)
12/18/13	U.S. Dollars	131,324	Euro	98,000	BAR	(1,282)
12/18/13	U.S. Dollars	131,191	British Pounds	84,245	BNP	(5,114)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/13	U.S. Dollars	130,285	Euro	99,000	BAR	$(3,675)
12/18/13	U.S. Dollars	116,267	New Zealand Dollars	146,113	RBC	(4,416)
12/18/13	Euro	100,000	U.S. Dollars	131,191	BNP	4,123
12/18/13	Euro	98,000	U.S. Dollars	132,393	JPM	214
12/18/13	Euro	98,000	U.S. Dollars	132,736	WEST	(129)
12/18/13	British Pounds	83,572	U.S. Dollars	130,285	BAR	4,932
12/18/13	British Pounds	82,864	U.S. Dollars	131,472	SS	2,599
12/18/13	British Pounds	82,838	U.S. Dollars	132,289	MLCS	1,739
12/18/13	British Pounds	82,234	U.S. Dollars	131,324	BAR	1,727
12/18/13	New Zealand Dollars	80,739	U.S. Dollars	65,734	WEST	953
12/18/13	New Zealand Dollars	80,000	U.S. Dollars	65,236	MLCS	841
12/18/13	Australian Dollars	71,000	U.S. Dollars	65,059	WEST	832
12/18/13	U.S. Dollars	66,772	Euro	50,000	JPM	(885)
12/18/13	U.S. Dollars	66,566	Australian Dollars	71,000	WEST	675
12/18/13	U.S. Dollars	66,500	Canadian Dollars	68,685	RBC	(47)
12/18/13	U.S. Dollars	66,358	Norwegian Krone	386,365	JPM	2,298
12/18/13	U.S. Dollars	66,187	Norwegian Krone	399,419	JPM	(38)
12/18/13	U.S. Dollars	66,187	Swedish Kronor	426,396	HKSB	(38)
12/18/13	U.S. Dollars	66,000	Japanese Yen	6,484,962	MLCS	(11)
12/18/13	U.S. Dollars	66,000	Japanese Yen	6,606,996	SS	(1,253)
12/18/13	U.S. Dollars	65,966	Australian Dollars	71,000	WEST	75
12/18/13	U.S. Dollars	65,944	Euro	50,000	JPM	(1,713)
12/18/13	U.S. Dollars	65,790	British Pounds	42,126	MLCS	(2,368)
12/18/13	U.S. Dollars	65,734	Australian Dollars	71,000	WEST	(157)
12/18/13	U.S. Dollars	65,664	Australian Dollars	70,000	WEST	700
12/18/13	U.S. Dollars	65,419	Euro	49,000	JPM	(884)
12/18/13	U.S. Dollars	65,238	Euro	49,000	BAR	(1,065)
12/18/13	U.S. Dollars	65,032	Australian Dollars	70,000	WEST	69
12/18/13	U.S. Dollars	65,018	Australian Dollars	71,000	HKSB	(873)
12/18/13	U.S. Dollars	64,971	Switzerland Francs	60,609	CS	(2,095)
12/18/13	Euro	50,000	U.S. Dollars	65,790	MLCS	1,866
12/18/13	Euro	50,000	U.S. Dollars	66,103	MLCS	1,554
12/18/13	Euro	49,000	U.S. Dollars	64,971	CS	1,332
12/18/13	Euro	49,000	U.S. Dollars	65,279	BAR	1,025
12/18/13	Euro	49,000	U.S. Dollars	66,187	HKSB	117
12/18/13	Euro	49,000	U.S. Dollars	66,187	JPM	117
12/18/13	Euro	49,000	U.S. Dollars	66,358	JPM	(55)
12/18/13	British Pounds	41,000	U.S. Dollars	64,621	RBS	1,715
12/18/13	U.S. Dollars	32,972	Australian Dollars	35,716	WEST	(173)
12/18/13	U.S. Dollars	32,316	Australian Dollars	35,000	WEST	(166)

						$(844,073)

Inflation Protected Bond Fund
10/15/13	Norwegian Krone	11,652,648	Australian Dollars	2,100,000	UBS	$(20,320)
10/15/13	U.S. Dollars	1,975,837	Switzerland Francs	1,848,282	DEUT	(68,191)
10/15/13	Euro	1,489,347	U.S. Dollars	1,975,837	DEUT	39,100
10/15/13	Australian Dollars	1,305,943	U.S. Dollars	1,190,825	BAR	26,169
10/15/13	U.S. Dollars	1,190,825	Norwegian Krone	7,020,000	BAR	24,114
10/15/13	U.S. Dollars	1,019,771	Japanese Yen	101,530,000	CSFB	(13,238)
10/15/13	U.S. Dollars	38,131	Japanese Yen	3,796,000	BNP	(491)
10/22/13	Canadian Dollars	400,000	U.S. Dollars	390,938	DEUT	(2,822)
10/22/13	U.S. Dollars	388,445	Canadian Dollars	400,000	RBS	328

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/22/13	U.S. Dollars	374,649	Canadian Dollars	387,000	DEUT	$(854)
10/24/13	U.S. Dollars	9,295,129	Euro	6,876,000	UBS	(7,615)

						$(23,820)

Global Bond Fund
10/31/13	Indian Rupees	64,920,000	U.S. Dollars	1,075,547	CITIC	$(48,700)
10/31/13	Indian Rupees	51,960,000	U.S. Dollars	862,693	JPM	(40,836)
10/31/13	Brazilian Reals	2,050,000	U.S. Dollars	847,458	JPM	70,116
10/31/13	U.S. Dollars	1,394,200	Brazilian Reals	3,077,000	BAR	16,945
10/31/13	U.S. Dollars	1,004,130	Brazilian Reals	2,310,000	JPM	(29,819)
10/31/13	Brazilian Reals	260,000	U.S. Dollars	113,384	JPM	2,992
11/15/13	Norwegian Krone	21,560,000	U.S. Dollars	3,593,807	DEUT	(14,739)
11/15/13	Swedish Kronor	5,133,306	U.S. Dollars	778,286	BAR	19,576
11/15/13	U.S. Dollars	2,928,719	Euro	2,206,830	JPM	(57,143)
11/15/13	U.S. Dollars	2,925,150	Euro	2,204,524	CITIC	(57,593)
11/15/13	U.S. Dollars	2,403,163	Euro	1,808,255	MSCS	(43,425)
11/15/13	U.S. Dollars	1,880,356	Euro	1,414,942	UBS	(34,074)
11/15/13	U.S. Dollars	1,804,994	British Pounds	1,181,041	JPM	(106,304)
11/15/13	U.S. Dollars	1,692,761	Polish Zloty	5,397,301	JPM	(30,654)
11/15/13	U.S. Dollars	1,381,090	Polish Zloty	4,413,382	JPM	(28,150)
11/15/13	U.S. Dollars	1,349,898	British Pounds	879,710	BAR	(73,750)
11/15/13	U.S. Dollars	1,258,495	Euro	947,399	GSC	(23,346)
11/15/13	Euro	1,250,000	U.S. Dollars	1,675,396	CITIC	15,866
11/15/13	U.S. Dollars	1,219,669	British Pounds	790,000	RBC	(58,800)
11/15/13	U.S. Dollars	1,115,901	British Pounds	720,000	CITIC	(49,286)
11/15/13	U.S. Dollars	998,367	British Pounds	650,000	CS	(53,538)
11/15/13	Euro	950,000	U.S. Dollars	1,251,403	JPM	33,957
11/15/13	U.S. Dollars	820,028	South African Rand	8,273,340	JPM	1,658
11/15/13	U.S. Dollars	777,379	Swedish Kronor	5,130,000	UBS	(19,969)
11/15/13	Euro	760,000	U.S. Dollars	1,016,896	JPM	11,391
11/15/13	U.S. Dollars	759,944	Turkish Lira	1,517,000	CITIC	15,203
11/15/13	U.S. Dollars	650,848	Turkish Lira	1,280,270	RBC	22,325
11/15/13	British Pounds	610,000	U.S. Dollars	950,490	BAR	36,682
11/15/13	U.S. Dollars	306,903	British Pounds	200,000	GSC	(16,760)
11/15/13	U.S. Dollars	267,286	Euro	200,000	UBS	(3,316)
11/15/13	U.S. Dollars	265,340	Euro	200,000	JPM	(5,262)
11/15/13	British Pounds	250,000	U.S. Dollars	388,007	JPM	16,572
11/15/13	Singapore Dollars	126,464	U.S. Dollars	99,729	HSBC	1,081

						$(531,100)

Defensive Market Strategies Fund
10/31/13	U.S. Dollars	2,974,135	Euro	2,198,906	UBS	$(886)
10/31/13	U.S. Dollars	881,452	Canadian Dollars	908,688	JPM	(41)
10/31/13	U.S. Dollars	413,327	Switzerland Francs	377,050	CS	(3,712)
10/31/13	U.S. Dollars	283,272	Japanese Yen	27,936,000	CS	(989)

						$(5,628)

Small Cap Equity Fund
10/25/13	U.S. Dollars	43,525	Euro	33,000	CS	$(1,122)
11/15/13	U.S. Dollars	755,262	Euro	569,200	MLCS	(14,871)
11/15/13	U.S. Dollars	585,847	Japanese Yen	57,604,000	MLCS	(343)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/15/13	U.S. Dollars	477,562	Euro	359,341	MSCS	$(8,629)
11/15/13	U.S. Dollars	274,712	Australian Dollars	300,000	MLCS	(4,284)
11/15/13	U.S. Dollars	267,537	Japanese Yen	26,308,000	BAR	(178)

						$(29,427)

International Equity Fund
10/31/13	U.S. Dollars	7,274,822	Australian Dollars	7,911,500	NT	$(89,407)
12/18/13	Israeli Shekels	4,418,000	U.S. Dollars	1,226,106	RBS	25,729
12/18/13	Hong Kong Dollars	3,756,000	U.S. Dollars	484,401	RBS	(41)
12/18/13	Hong Kong Dollars	2,953,000	U.S. Dollars	380,835	RBS	(27)
12/18/13	Hong Kong Dollars	586,000	U.S. Dollars	75,582	RBS	(13)
12/18/13	Singapore Dollars	446,000	U.S. Dollars	349,753	RBS	5,784
12/18/13	Hong Kong Dollars	426,000	U.S. Dollars	54,954	RBS	(19)
12/18/13	Hong Kong Dollars	387,000	U.S. Dollars	49,926	RBS	(19)
12/18/13	U.S. Dollars	95,663	Singapore Dollars	122,000	RBS	(1,591)
12/18/13	U.S. Dollars	88,316	Israeli Shekels	313,000	RBS	(372)
12/18/13	Singapore Dollars	80,000	U.S. Dollars	62,773	RBS	1,001
12/18/13	U.S. Dollars	52,877	Hong Kong Dollars	410,000	RBS	4
12/18/13	U.S. Dollars	45,767	Israeli Shekels	167,000	RBS	(1,552)
12/18/13	U.S. Dollars	36,630	Hong Kong Dollars	284,000	RBS	7
12/18/13	U.S. Dollars	22,697	Hong Kong Dollars	176,000	RBS	1
12/18/13	U.S. Dollars	19,735	Hong Kong Dollars	153,000	RBS	4
12/18/13	U.S. Dollars	5,544	Israeli Shekels	20,000	RBS	(123)
12/18/13	South Korean Won	8,518,577,000	U.S. Dollars	7,744,702	RBS	141,968
12/18/13	Indonesian Rupiahs	6,800,000,000	U.S. Dollars	603,914	RBS	(25,185)
12/18/13	Japanese Yen	3,764,777,000	U.S. Dollars	37,767,039	RBS	555,104
12/18/13	Indonesian Rupiahs	3,400,000,000	U.S. Dollars	287,429	RBS	1,935
12/18/13	Indonesian Rupiahs	2,900,000,000	U.S. Dollars	250,005	RBS	(3,194)
12/18/13	Indonesian Rupiahs	2,600,000,000	U.S. Dollars	214,526	RBS	6,753
12/18/13	Indonesian Rupiahs	2,500,000,000	U.S. Dollars	215,987	RBS	(3,219)
12/18/13	Indonesian Rupiahs	2,100,000,000	U.S. Dollars	171,920	RBS	6,805
12/18/13	Hungarian Forint	1,295,000,000	U.S. Dollars	5,625,251	RBS	231,939
12/18/13	Indonesian Rupiahs	700,000,000	U.S. Dollars	60,137	RBS	(562)
12/18/13	Indonesian Rupiahs	700,000,000	U.S. Dollars	62,810	RBS	(3,235)
12/18/13	Columbian Peso	610,000,000	U.S. Dollars	320,200	RBS	(2,459)
12/18/13	Columbian Peso	510,000,000	U.S. Dollars	265,078	RBS	574
12/18/13	South Korean Won	500,000,000	U.S. Dollars	458,094	RBS	4,816
12/18/13	South Korean Won	310,000,000	U.S. Dollars	283,991	RBS	3,014
12/18/13	Taiwan Dollars	234,753,000	U.S. Dollars	7,931,778	RBS	17,902
12/18/13	Japanese Yen	169,314,000	U.S. Dollars	1,706,571	RBS	16,898
12/18/13	Norwegian Krone	130,578,000	U.S. Dollars	21,915,864	RBS	(265,791)
12/18/13	Swedish Kronor	79,110,000	U.S. Dollars	11,829,117	RBS	457,735
12/18/13	Chilean Peso	55,000,000	U.S. Dollars	106,385	RBS	1,365
12/18/13	Russian Rubles	53,200,000	U.S. Dollars	1,581,538	RBS	36,871
12/18/13	Czech Republic Koruna	48,700,000	U.S. Dollars	2,492,086	RBS	73,928
12/18/13	Russian Rubles	44,400,000	U.S. Dollars	1,352,243	RBS	(1,541)
12/18/13	Russian Rubles	39,300,000	U.S. Dollars	1,155,040	RBS	40,514
12/18/13	Mexican Pesos	38,195,000	U.S. Dollars	2,843,160	RBS	55,928
12/18/13	Russian Rubles	37,100,000	U.S. Dollars	1,151,744	RBS	(23,116)
12/18/13	U.S. Dollars	34,486,790	British Pounds	22,080,000	RBS	(1,237,658)
12/18/13	Russian Rubles	33,300,000	U.S. Dollars	1,016,194	RBS	(3,167)
12/18/13	U.S. Dollars	31,681,801	Canadian Dollars	33,145,000	RBS	(431,569)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/13	Chilean Peso	31,000,000	U.S. Dollars	60,230	RBS	$502
12/18/13	Polish Zloty	29,787,000	U.S. Dollars	9,231,188	RBS	261,959
12/18/13	Russian Rubles	29,000,000	U.S. Dollars	894,803	RBS	(12,588)
12/18/13	Euro	28,997,000	U.S. Dollars	38,273,850	RBS	962,884
12/18/13	Indian Rupees	24,987,000	U.S. Dollars	370,651	RBS	19,934
12/18/13	U.S. Dollars	23,414,535	New Zealand Dollars	29,655,000	RBS	(1,079,209)
12/18/13	Russian Rubles	22,700,000	U.S. Dollars	667,784	RBS	22,777
12/18/13	Russian Rubles	22,200,000	U.S. Dollars	688,066	RBS	(12,715)
12/18/13	Russian Rubles	19,400,000	U.S. Dollars	584,410	RBS	5,762
12/18/13	Swedish Kronor	18,856,000	U.S. Dollars	2,842,137	RBS	86,454
12/18/13	Mexican Pesos	17,000,000	U.S. Dollars	1,322,434	RBS	(32,096)
12/18/13	Japanese Yen	14,891,000	U.S. Dollars	150,247	RBS	1,331
12/18/13	New Zealand Dollars	12,500,000	U.S. Dollars	9,787,735	RBS	536,723
12/18/13	Russian Rubles	11,100,000	U.S. Dollars	331,706	RBS	5,969
12/18/13	Philippine Peso	10,600,000	U.S. Dollars	242,290	RBS	1,130
12/18/13	Danish Kroner	10,252,000	U.S. Dollars	1,825,621	RBS	35,383
12/18/13	Switzerland Francs	9,503,000	U.S. Dollars	10,068,871	RBS	446,496
12/18/13	Canadian Dollars	8,184,000	U.S. Dollars	7,867,127	RBS	62,148
12/18/13	U.S. Dollars	7,693,003	Singapore Dollars	9,810,000	RBS	(127,221)
12/18/13	U.S. Dollars	7,474,853	Russian Rubles	251,443,000	RBS	(174,349)
12/18/13	Mexican Pesos	7,300,000	U.S. Dollars	560,626	RBS	(6,539)
12/18/13	New Zealand Dollars	7,280,000	U.S. Dollars	5,695,542	RBS	317,422
12/18/13	Israeli Shekels	6,940,000	U.S. Dollars	1,926,025	RBS	40,417
12/18/13	Canadian Dollars	6,768,000	U.S. Dollars	6,426,730	RBS	130,617
12/18/13	Malaysian Ringgits	6,538,000	U.S. Dollars	1,964,248	RBS	31,387
12/18/13	U.S. Dollars	6,345,294	Euro	4,803,000	RBS	(153,792)
12/18/13	New Zealand Dollars	6,339,000	U.S. Dollars	5,043,341	RBS	192,398
12/18/13	U.S. Dollars	6,140,447	Euro	4,660,000	RBS	(165,141)
12/18/13	Swedish Kronor	6,020,000	U.S. Dollars	906,107	RBS	28,881
12/18/13	U.S. Dollars	5,779,803	Brazilian Reals	13,732,000	RBS	(305,262)
12/18/13	South African Rand	5,400,000	U.S. Dollars	553,449	RBS	(22,029)
12/18/13	New Zealand Dollars	5,117,000	U.S. Dollars	4,220,210	RBS	6,210
12/18/13	U.S. Dollars	4,880,451	Euro	3,702,000	RBS	(128,839)
12/18/13	U.S. Dollars	4,863,033	Indonesian Rupiahs	58,730,902,729	RBS	(135,392)
12/18/13	New Zealand Dollars	4,560,000	U.S. Dollars	3,720,291	RBS	46,072
12/18/13	U.S. Dollars	4,281,316	Norwegian Krone	26,139,000	RBS	(52,579)
12/18/13	U.S. Dollars	4,248,757	Canadian Dollars	4,382,000	RBS	3,146
12/18/13	Mexican Pesos	4,200,000	U.S. Dollars	322,533	RBS	(3,743)
12/18/13	U.S. Dollars	4,196,966	British Pounds	2,693,000	RBS	(160,187)
12/18/13	U.S. Dollars	4,129,593	Japanese Yen	411,141,000	RBS	(55,463)
12/18/13	South African Rand	4,098,000	U.S. Dollars	403,783	RBS	(494)
12/18/13	U.S. Dollars	4,014,898	Japanese Yen	401,103,000	RBS	(67,980)
12/18/13	U.S. Dollars	3,965,077	Norwegian Krone	24,258,000	RBS	(56,944)
12/18/13	British Pounds	3,929,000	U.S. Dollars	6,150,464	RBS	206,481
12/18/13	Thailand Baht	3,900,000	U.S. Dollars	123,577	RBS	508
12/18/13	Canadian Dollars	3,683,000	U.S. Dollars	3,564,251	RBS	4,117
12/18/13	U.S. Dollars	3,431,449	Swedish Kronor	22,813,000	RBS	(111,718)
12/18/13	South African Rand	3,400,000	U.S. Dollars	336,117	RBS	(1,519)
12/18/13	U.S. Dollars	3,354,716	Norwegian Krone	20,464,000	RBS	(38,253)
12/18/13	U.S. Dollars	3,250,326	Swedish Kronor	20,822,000	RBS	16,388
12/18/13	U.S. Dollars	3,089,176	Switzerland Francs	2,892,000	RBS	(110,913)
12/18/13	South African Rand	3,000,000	U.S. Dollars	285,757	RBS	9,476

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/13	U.S. Dollars	2,973,982	Euro	2,226,000	RBS	$(38,087)
12/18/13	Australian Dollars	2,846,000	U.S. Dollars	2,659,248	RBS	(18,034)
12/18/13	Norwegian Krone	2,738,000	U.S. Dollars	448,879	RBS	5,086
12/18/13	Euro	2,725,000	U.S. Dollars	3,612,212	RBS	75,069
12/18/13	South African Rand	2,700,000	U.S. Dollars	264,144	RBS	1,566
12/18/13	U.S. Dollars	2,686,585	Switzerland Francs	2,517,000	RBS	(98,554)
12/18/13	U.S. Dollars	2,654,993	Australian Dollars	2,925,000	RBS	(59,537)
12/18/13	U.S. Dollars	2,559,586	Philippine Peso	113,800,000	RBS	(53,738)
12/18/13	South African Rand	2,500,000	U.S. Dollars	250,662	RBS	(4,634)
12/18/13	Canadian Dollars	2,352,000	U.S. Dollars	2,235,825	RBS	42,969
12/18/13	U.S. Dollars	2,314,875	Swedish Kronor	15,217,000	RBS	(48,530)
12/18/13	Turkish Lira	2,260,000	U.S. Dollars	1,106,938	RBS	(4,149)
12/18/13	Hong Kong Dollars	2,200,000	U.S. Dollars	283,754	RBS	(50)
12/18/13	South African Rand	2,200,000	U.S. Dollars	221,108	RBS	(4,604)
12/18/13	U.S. Dollars	2,170,326	Swedish Kronor	14,109,000	RBS	(20,993)
12/18/13	British Pounds	2,162,000	U.S. Dollars	3,458,490	RBS	39,529
12/18/13	U.S. Dollars	2,097,050	Japanese Yen	207,884,000	RBS	(19,027)
12/18/13	U.S. Dollars	1,991,728	Chilean Peso	1,029,008,000	RBS	(24,201)
12/18/13	U.S. Dollars	1,937,437	Columbian Peso	3,800,000,000	RBS	(41,931)
12/18/13	Norwegian Krone	1,894,000	U.S. Dollars	319,315	RBS	(5,286)
12/18/13	Brazilian Reals	1,860,000	U.S. Dollars	826,316	RBS	(2,094)
12/18/13	Thailand Baht	1,800,000	U.S. Dollars	55,677	RBS	1,593
12/18/13	Thailand Baht	1,800,000	U.S. Dollars	57,509	RBS	(239)
12/18/13	U.S. Dollars	1,705,202	Australian Dollars	1,880,000	RBS	(39,521)
12/18/13	Hong Kong Dollars	1,700,000	U.S. Dollars	219,255	RBS	(29)
12/18/13	Hong Kong Dollars	1,700,000	U.S. Dollars	219,302	RBS	(76)
12/18/13	Thailand Baht	1,700,000	U.S. Dollars	54,549	RBS	(461)
12/18/13	Brazilian Reals	1,660,000	U.S. Dollars	706,886	RBS	28,710
12/18/13	Switzerland Francs	1,596,000	U.S. Dollars	1,703,738	RBS	62,286
12/18/13	U.S. Dollars	1,588,148	Mexican Pesos	20,800,000	RBS	9,381
12/18/13	U.S. Dollars	1,535,904	Danish Kroner	8,686,000	RBS	(40,831)
12/18/13	Hong Kong Dollars	1,500,000	U.S. Dollars	193,480	RBS	(46)
12/18/13	Australian Dollars	1,409,000	U.S. Dollars	1,286,845	RBS	20,769
12/18/13	Hong Kong Dollars	1,400,000	U.S. Dollars	180,595	RBS	(56)
12/18/13	U.S. Dollars	1,346,991	Singapore Dollars	1,680,000	RBS	7,747
12/18/13	Brazilian Reals	1,310,000	U.S. Dollars	566,375	RBS	14,126
12/18/13	South African Rand	1,300,000	U.S. Dollars	130,299	RBS	(2,365)
12/18/13	U.S. Dollars	1,260,160	Japanese Yen	126,211,000	RBS	(24,558)
12/18/13	U.S. Dollars	1,177,421	Euro	883,000	RBS	(17,393)
12/18/13	British Pounds	1,171,000	U.S. Dollars	1,861,319	RBS	33,306
12/18/13	U.S. Dollars	1,162,483	Israeli Shekels	4,080,000	RBS	6,420
12/18/13	U.S. Dollars	1,161,649	Mexican Pesos	15,300,000	RBS	344
12/18/13	U.S. Dollars	1,155,200	Turkish Lira	2,360,000	RBS	3,616
12/18/13	Brazilian Reals	1,110,000	U.S. Dollars	494,240	RBS	(2,365)
12/18/13	U.S. Dollars	1,088,774	Mexican Pesos	14,400,000	RBS	(4,219)
12/18/13	British Pounds	1,072,000	U.S. Dollars	1,703,404	RBS	31,044
12/18/13	U.S. Dollars	1,070,830	Australian Dollars	1,156,000	RBS	(1,990)
12/18/13	U.S. Dollars	1,034,624	Danish Kroner	5,780,000	RBS	(14,596)
12/18/13	U.S. Dollars	1,006,313	Turkish Lira	2,030,000	RBS	15,755
12/18/13	Thailand Baht	1,000,000	U.S. Dollars	31,373	RBS	443
12/18/13	Thailand Baht	900,000	U.S. Dollars	27,584	RBS	1,051
12/18/13	Hong Kong Dollars	900,000	U.S. Dollars	116,084	RBS	(23)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/13	British Pounds	892,000	U.S. Dollars	1,393,786	RBS	$49,430
12/18/13	U.S. Dollars	823,765	Turkish Lira	1,729,000	RBS	(19,917)
12/18/13	U.S. Dollars	813,601	Turkish Lira	1,650,000	RBS	8,468
12/18/13	Thailand Baht	800,000	U.S. Dollars	24,525	RBS	928
12/18/13	U.S. Dollars	721,505	Switzerland Francs	678,000	RBS	(28,723)
12/18/13	Switzerland Francs	717,000	U.S. Dollars	787,472	RBS	5,911
12/18/13	Hong Kong Dollars	700,000	U.S. Dollars	90,303	RBS	(33)
12/18/13	U.S. Dollars	686,888	Czech Republic Koruna	13,100,000	RBS	(3,354)
12/18/13	U.S. Dollars	674,391	Israeli Shekels	2,450,000	RBS	(19,814)
12/18/13	Brazilian Reals	670,000	U.S. Dollars	298,535	RBS	(1,637)
12/18/13	Brazilian Reals	660,000	U.S. Dollars	291,332	RBS	1,134
12/18/13	U.S. Dollars	642,169	Czech Republic Koruna	12,200,000	RBS	(652)
12/18/13	U.S. Dollars	600,974	Mexican Pesos	8,100,000	RBS	(13,835)
12/18/13	U.S. Dollars	555,119	Euro	417,000	RBS	(9,137)
12/18/13	U.S. Dollars	554,599	Japanese Yen	54,928,000	RBS	(4,520)
12/18/13	U.S. Dollars	551,790	Mexican Pesos	7,200,000	RBS	5,294
12/18/13	U.S. Dollars	522,117	Indian Rupees	36,000,000	RBS	(40,617)
12/18/13	Thailand Baht	500,000	U.S. Dollars	16,059	RBS	(151)
12/18/13	U.S. Dollars	480,727	Czech Republic Koruna	9,300,000	RBS	(9,292)
12/18/13	U.S. Dollars	468,436	Israeli Shekels	1,690,000	RBS	(10,424)
12/18/13	U.S. Dollars	455,226	Indian Rupees	31,000,000	RBS	(29,351)
12/18/13	U.S. Dollars	451,443	Hong Kong Dollars	3,500,000	RBS	95
12/18/13	U.S. Dollars	442,160	Turkish Lira	910,000	RBS	(1,883)
12/18/13	U.S. Dollars	431,561	Japanese Yen	42,753,000	RBS	(3,627)
12/18/13	U.S. Dollars	428,559	British Pounds	271,000	RBS	(9,906)
12/18/13	U.S. Dollars	425,285	Czech Republic Koruna	8,200,000	RBS	(6,775)
12/18/13	U.S. Dollars	421,841	Polish Zloty	1,380,000	RBS	(17,966)
12/18/13	U.S. Dollars	398,201	Hungarian Forint	92,000,000	RBS	(17,909)
12/18/13	Switzerland Francs	380,000	U.S. Dollars	409,838	RBS	10,644
12/18/13	U.S. Dollars	362,400	Indian Rupees	24,000,000	RBS	(12,757)
12/18/13	Australian Dollars	350,000	U.S. Dollars	321,749	RBS	3,067
12/18/13	U.S. Dollars	335,349	Hong Kong Dollars	2,600,000	RBS	62
12/18/13	Singapore Dollars	320,000	U.S. Dollars	251,091	RBS	4,003
12/18/13	U.S. Dollars	312,954	Polish Zloty	1,020,000	RBS	(12,121)
12/18/13	U.S. Dollars	306,448	South African Rand	3,100,000	RBS	1,374
12/18/13	U.S. Dollars	300,201	Turkish Lira	630,000	RBS	(7,213)
12/18/13	Hong Kong Dollars	300,000	U.S. Dollars	38,695	RBS	(8)
12/18/13	South African Rand	300,000	U.S. Dollars	29,711	RBS	(188)
12/18/13	U.S. Dollars	296,608	Indian Rupees	21,000,000	RBS	(31,654)
12/18/13	U.S. Dollars	295,702	South Korean Won	320,000,000	RBS	(560)
12/18/13	U.S. Dollars	292,845	Indian Rupees	20,000,000	RBS	(19,785)
12/18/13	U.S. Dollars	283,763	Hong Kong Dollars	2,200,000	RBS	58
12/18/13	U.S. Dollars	265,309	Czech Republic Koruna	5,100,000	RBS	(3,411)
12/18/13	U.S. Dollars	255,094	Thailand Baht	8,351,000	RBS	(10,606)
12/18/13	U.S. Dollars	232,162	Hong Kong Dollars	1,800,000	RBS	40
12/18/13	Singapore Dollars	220,000	U.S. Dollars	172,525	RBS	2,852
12/18/13	U.S. Dollars	206,339	Hong Kong Dollars	1,600,000	RBS	9
12/18/13	British Pounds	205,000	U.S. Dollars	319,737	RBS	11,944
12/18/13	U.S. Dollars	200,276	Israeli Shekels	710,000	RBS	(901)
12/18/13	U.S. Dollars	189,451	Mexican Pesos	2,500,000	RBS	(304)
12/18/13	U.S. Dollars	189,048	Israeli Shekels	670,000	RBS	(796)
12/18/13	U.S. Dollars	185,226	Polish Zloty	580,000	RBS	379

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/13	U.S. Dollars	184,192	Singapore Dollars	230,000	RBS	$843
12/18/13	Australian Dollars	181,000	U.S. Dollars	167,509	RBS	467
12/18/13	U.S. Dollars	180,583	Hong Kong Dollars	1,400,000	RBS	44
12/18/13	Brazilian Reals	180,000	U.S. Dollars	78,406	RBS	1,358
12/18/13	U.S. Dollars	176,746	Turkish Lira	360,000	RBS	1,081
12/18/13	U.S. Dollars	165,953	Australian Dollars	180,000	RBS	(1,095)
12/18/13	U.S. Dollars	161,676	Switzerland Francs	150,000	RBS	(4,303)
12/18/13	U.S. Dollars	157,311	South Korean Won	170,000,000	RBS	(79)
12/18/13	U.S. Dollars	139,112	Israeli Shekels	510,000	RBS	(5,396)
12/18/13	U.S. Dollars	133,416	Mexican Pesos	1,800,000	RBS	(3,209)
12/18/13	British Pounds	132,000	U.S. Dollars	211,180	RBS	2,390
12/18/13	U.S. Dollars	130,965	Danish Kroner	741,000	RBS	(3,546)
12/18/13	Danish Kroner	130,000	U.S. Dollars	22,983	RBS	615
12/18/13	U.S. Dollars	125,738	Israeli Shekels	460,000	RBS	(4,602)
12/18/13	Euro	124,000	U.S. Dollars	167,494	RBS	295
12/18/13	U.S. Dollars	123,324	Israeli Shekels	450,000	RBS	(4,183)
12/18/13	Singapore Dollars	120,000	U.S. Dollars	94,205	RBS	1,455
12/18/13	U.S. Dollars	117,878	Danish Kroner	660,000	RBS	(1,929)
12/18/13	U.S. Dollars	112,316	Israeli Shekels	400,000	RBS	(1,024)
12/18/13	U.S. Dollars	106,996	Indian Rupees	7,000,000	RBS	(2,424)
12/18/13	U.S. Dollars	105,269	Singapore Dollars	133,000	RBS	(755)
12/18/13	U.S. Dollars	102,228	Thailand Baht	3,300,000	RBS	(2,766)
12/18/13	Hong Kong Dollars	100,000	U.S. Dollars	12,900	RBS	(4)
12/18/13	South African Rand	100,000	U.S. Dollars	10,027	RBS	(186)
12/18/13	U.S. Dollars	96,614	Mexican Pesos	1,300,000	RBS	(2,059)
12/18/13	U.S. Dollars	96,090	Thailand Baht	3,000,000	RBS	641
12/18/13	Danish Kroner	94,000	U.S. Dollars	17,028	RBS	35
12/18/13	U.S. Dollars	77,532	Israeli Shekels	280,000	RBS	(1,806)
12/18/13	U.S. Dollars	70,040	Thailand Baht	2,200,000	RBS	44
12/18/13	U.S. Dollars	67,544	Polish Zloty	220,000	RBS	(2,570)
12/18/13	U.S. Dollars	66,160	Hong Kong Dollars	513,000	RBS	6
12/18/13	U.S. Dollars	65,800	Danish Kroner	372,000	RBS	(1,727)
12/18/13	U.S. Dollars	64,496	Hong Kong Dollars	500,000	RBS	18
12/18/13	U.S. Dollars	64,484	Hong Kong Dollars	500,000	RBS	5
12/18/13	Singapore Dollars	63,000	U.S. Dollars	49,737	RBS	485
12/18/13	U.S. Dollars	62,773	Thailand Baht	2,000,000	RBS	(860)
12/18/13	U.S. Dollars	61,461	Swedish Kronor	402,000	RBS	(975)
12/18/13	Brazilian Reals	60,000	U.S. Dollars	25,762	RBS	825
12/18/13	Singapore Dollars	59,000	U.S. Dollars	47,074	RBS	(41)
12/18/13	Singapore Dollars	54,000	U.S. Dollars	42,376	RBS	671
12/18/13	U.S. Dollars	50,015	Thailand Baht	1,600,000	RBS	(892)
12/18/13	Hong Kong Dollars	50,000	U.S. Dollars	6,450	RBS	(2)
12/18/13	U.S. Dollars	46,902	Czech Republic Koruna	900,000	RBS	(519)
12/18/13	U.S. Dollars	46,097	Indian Rupees	3,000,000	RBS	(798)
12/18/13	U.S. Dollars	44,317	Thailand Baht	1,400,000	RBS	(226)
12/18/13	U.S. Dollars	43,045	Singapore Dollars	55,000	RBS	(799)
12/18/13	U.S. Dollars	39,645	Thailand Baht	1,300,000	RBS	(1,716)
12/18/13	U.S. Dollars	36,553	Australian Dollars	40,000	RBS	(569)
12/18/13	U.S. Dollars	31,904	Danish Kroner	178,000	RBS	(408)
12/18/13	U.S. Dollars	31,834	Polish Zloty	100,000	RBS	(36)
12/18/13	U.S. Dollars	30,783	Thailand Baht	1,000,000	RBS	(1,033)
12/18/13	U.S. Dollars	30,675	Indian Rupees	2,000,000	RBS	(588)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/18/13	U.S. Dollars	29,799	South African Rand	300,000	RBS	$276
12/18/13	U.S. Dollars	29,762	Indian Rupees	2,000,000	RBS	(1,501)
12/18/13	U.S. Dollars	26,093	Hungarian Forint	6,000,000	RBS	(1,045)
12/18/13	Peruvian Nuevos Soles	20,000	U.S. Dollars	7,201	RBS	(87)
12/18/13	U.S. Dollars	14,518	Norwegian Krone	86,000	RBS	259
12/18/13	Israeli Shekels	14,000	U.S. Dollars	3,956	RBS	11
12/18/13	U.S. Dollars	12,238	Thailand Baht	400,000	RBS	(491)
12/18/13	U.S. Dollars	10,821	Peruvian Nuevos Soles	30,000	RBS	151
12/18/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,534	RBS	23
12/18/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,535	RBS	21
12/18/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,579	RBS	(22)
12/18/13	Peruvian Nuevos Soles	10,000	U.S. Dollars	3,626	RBS	(70)
12/18/13	U.S. Dollars	8,089	New Zealand Dollars	10,000	RBS	(171)
12/18/13	U.S. Dollars	7,880	Singapore Dollars	10,000	RBS	(92)
12/18/13	U.S. Dollars	7,736	Canadian Dollars	8,000	RBS	(15)
12/18/13	U.S. Dollars	7,136	Peruvian Nuevos Soles	20,000	RBS	23
12/18/13	U.S. Dollars	5,158	Danish Kroner	29,000	RBS	(106)
12/18/13	U.S. Dollars	3,559	Peruvian Nuevos Soles	10,000	RBS	2
12/18/13	U.S. Dollars	3,535	Peruvian Nuevos Soles	10,000	RBS	(21)

						$(419,518)

6. FEDERAL INCOME TAXES

At September 30, 2013, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency, securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$83,842,790	$970,494	$1,507,833	$(537,339)
MyDestination 2015	375,985,279	37,384,582	39,918,596	(2,534,014)
MyDestination 2025	439,039,460	52,018,054	53,598,221	(1,580,167)
MyDestination 2035	222,091,224	37,790,006	38,068,685	(278,679)
MyDestination 2045	157,478,604	30,324,397	30,436,217	(111,820)
MyDestination 2055	11,957,379	1,377,023	1,403,145	(26,122)
Conservative Allocation	297,301,225	18,146,447	18,460,030	(313,583)
Balanced Allocation	1,127,683,310	134,033,457	134,889,478	(856,021)
Growth Allocation	803,949,061	120,244,696	121,210,265	(965,569)
Aggressive Allocation	677,977,653	142,714,314	142,714,314	—
Conservative Allocation I	85,471,878	(2,130,892)	—	(2,130,892)
Balanced Allocation I	371,721,293	7,668,213	15,369,492	(7,701,279)
Growth Allocation I	245,622,865	14,917,953	18,094,828	(3,176,875)
Aggressive Allocation I	166,365,465	8,179,180	8,179,181	(1)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Money Market	$1,336,088,380	$—	$—	$—
Low-Duration Bond	1,052,795,680	(4,741,061)	4,439,964	(9,181,025)
Medium-Duration Bond	995,825,706	4,914,732	20,504,525	(15,589,793)
Extended-Duration Bond	286,412,739	10,833,693	18,764,294	(7,930,601)
Inflation Protected Bond	401,841,077	(2,290,979)	5,378,414	(7,669,393)
Global Bond	407,730,474	9,298,319	15,501,464	(6,203,145)
Flexible Income	134,817,019	(2,307,019)	—	(2,307,019)
Defensive Market Strategies	492,742,357	34,093,310	37,562,626	(3,469,316)
Real Assets	436,118,199	(418,744,604)	—	(418,744,604)
Equity Index	245,674,813	96,947,444	103,350,360	(6,402,916)
Real Estate Securities	298,154,655	(6,964,381)	—	(6,964,381)
Value Equity	1,093,494,681	212,738,261	234,048,919	(21,310,658)
Growth Equity	1,167,119,188	294,665,517	299,586,149	(4,920,632)
Small Cap Equity	623,602,182	77,006,221	86,378,484	(9,372,263)
International Equity	1,605,830,023	171,229,268	225,507,711	(54,278,443)
Global Natural Resources Equity	341,827,228	(26,436,810)	—	(26,436,810)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in PFIC’s.

7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

8. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b))

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-27-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date 11-27-2013

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date 11-27-2013

*	Print the name and title of each signing officer under his or her signature.